Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Document And Entity Information1
Entity Registrant Name	CATERPILLAR INC
Entity Central Index Key	0000018230
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 55.3
Entity Common Stock, Shares Outstanding	655,048,493
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Results of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Sales and revenues:
Sales of Machinery and Power Systems	$ 63,068		$ 57,392		$ 39,867
Revenues of Financial Products	2,807		2,746		2,721
Total sales and revenues	65,875		60,138		42,588
Operating costs:
Cost of goods sold	47,055		43,578		30,367
Selling, general and administrative expenses	5,919		5,203		4,248
Research and development expenses	2,466		2,297		1,905
Interest expense of Financial Products	797		826		914
Goodwill impairment charge	580		0		0
Other operating (income) expenses	485		1,081		1,191
Total operating costs	57,302		52,985		38,625
Operating profit	8,573		7,153		3,963
Interest expense excluding Financial Products	467		396		343
Other income (expense)	130		(32)		130
Consolidated profit before taxes	8,236		6,725		3,750
Provision (benefit) for income taxes	2,528		1,720		968
Profit of consolidated companies	5,708		5,005		2,782
Equity in profit (loss) of unconsolidated affiliated companies	14		(24)		(24)
Profit of consolidated and affiliated companies	5,722		4,981		2,758
Less: Profit (loss) attributable to noncontrolling interests	41		53		58
Profit	$ 5,681	[1]	$ 4,928	[1]	$ 2,700	[1]
Profit per common share (in dollars per share)	$ 8.71		$ 7.64		$ 4.28
Profit per common share - diluted (in dollars per share)	$ 8.48	[2]	$ 7.4	[2]	$ 4.15	[2]
Weighted-average common shares outstanding (millions)
Basic (in shares)	652.6		645		631.5
Diluted (in shares)	669.6	[2]	666.1	[2]	650.4	[2]
Cash dividends declared per common share (in dollars per share)	$ 2.02		$ 1.82		$ 1.74

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.

Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Profit of consolidated and affiliated companies	$ 5,722	$ 4,981	$ 2,758
Other comprehensive income (loss), net of tax
Foreign currency translation, net of tax (expense)/benefit of: 2012 - $9; 2011 - $3; 2010 - ($73)	60	(312)	(34)
Pension and other postretirement benefits
Current year actuarial gain (loss), net of tax (expense)/benefit of: 2012 - $372; 2011 - $1,276; 2010 - $214	(731)	(2,364)	(540)
Amortization of actuarial (gain) loss, net of tax (expense)/benefit of: 2012 - ($243); 2011 - ($221); 2010 - ($173)	458	412	310
Current year prior service credit (cost), net of tax (expense)/benefit of: 2012 - ($12); 2011 - ($51); 2010 - $3	23	95	(8)
Amortization of prior service (credit) cost, net of tax (expense)/benefit of: 2012 - $17; 2011 - $11; 2010 - $12	(31)	(21)	(17)
Amortization of transition (asset) obligation, net of tax (expense)/benefit of: 2012 - ($1); 2011 - ($1); 2010 - ($1)	1	1	1
Derivative financial instruments
Gains (losses) deferred, net of tax (expense)/benefit of: 2012 - $29; 2011 - $12; 2010 - $29	(48)	(21)	(50)
(Gains) losses reclassified to earnings, net of tax (expense)/benefit of: 2012 - ($10); 2011 - $21; 2010 - ($18)	16	(34)	35
Available-for-sale securities
Gains (losses) deferred, net of tax (expense)/benefit of: 2012 - ($13); 2011 - $2; 2010 - ($25)	26	(5)	37
(Gains) losses reclassified to earnings, net of tax (expense)/benefit of: 2012 - $1; 2011 - ($1); 2010 - $2	(3)	1	(4)
Total other comprehensive income (loss), net of tax	(229)	(2,248)	(270)
Comprehensive income	5,493	2,733	2,488
Less: comprehensive income attributable to the noncontrolling interests	(24)	(82)	(78)
Comprehensive income attributable to stockholders	$ 5,469	$ 2,651	$ 2,410

Consolidated Statement of Comprehensive Income (Parenthetical) (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Foreign currency translation, tax (expense)/benefit	$ 9	$ 3	$ (73)
Current year actuarial gain (loss), tax (expense)/benefit	372	1,276	214
Amortization of actuarial (gain) loss, tax (expense)/benefit	(243)	(221)	(173)
Current year prior service credit (cost), tax (expense)/benefit	(12)	(51)	3
Amortization of prior service (credit) cost, tax (expense)/benefit	17	11	12
Amortization of transition (asset) obligation, tax (expense)/benefit	(1)	(1)	(1)
Derivative financial instruments, Gains (losses) deferred, tax (expense)/benefit	29	12	29
Derivative financial instruments, Gains (losses) reclassified to earnings, tax (expense)/benefit	(10)	21	(18)
Available-for-sale securities, Gains (losses) deferred, tax (expense)/benefit	(13)	2	(25)
Available-for-sale securities, (Gains) losses reclassifed to earnings, tax (expense)/benefit	$ 1	$ (1)	$ 2

Consolidated Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and short-term investments	$ 5,490	$ 3,057	$ 3,592
Receivables - trade and other	10,092	10,285	8,494
Receivables - finance	8,860	7,668	8,298
Deferred and refundable income taxes	1,547	1,580	931
Prepaid expenses and other current assets	988	994	908
Inventories	15,547	14,544	9,587
Total current assets	42,524	38,128	31,810
Property, plant and equipment - net	16,461	14,395	12,539
Long-term receivables - trade and other	1,316	1,130	793
Long-term receivables - finance	14,029	11,948	11,264
Investments in unconsolidated affiliated companies	272	133	164
Noncurrent deferred and refundable income taxes	2,011	2,157	2,493
Intangible assets	4,016	4,368	805
Goodwill	6,942	7,080	2,614
Other assets	1,785	2,107	1,538
Total assets	89,356	81,446	64,020
Short-term borrowings:
Machinery and Power Systems	636	93	204
Financial Products	4,651	3,895	3,852
Accounts payable	6,753	8,161	5,856
Accrued expenses	3,667	3,386	2,880
Accrued wages, salaries and employee benefits	1,911	2,410	1,670
Customer advances	2,978	2,691	1,831
Dividends payable	0	298	281
Other current liabilities	2,055	1,967	1,521
Long-term debt due within one year:
Machinery and Power Systems	1,113	558	495
Financial Products	5,991	5,102	3,430
Total current liabilities	29,755	28,561	22,020
Long-term debt due after one year:
Machinery and Power Systems	8,666	8,415	4,505
Financial Products	19,086	16,529	15,932
Liability for postemployment benefits	11,085	10,956	7,584
Other liabilities	3,182	3,583	2,654
Total liabilities	71,774	68,044	52,695
Commitments and contingencies (Notes 20 and 21)
Redeemable noncontrolling interest (Note 24)	0	473	461
Stockholders' equity
Common stock of $1.00 par: Authorized shares: 2,000,000,000 Issued shares: (2012, 2011 and 2010 - 814,894,624) at paid-in amount	4,481	4,273	3,888
Treasury stock: (2012 – 159,846,131; 2011 – 167,361,280 shares; and 2010 – 176,071,910 shares) at cost	(10,074)	(10,281)	(10,397)
Profit employed in the business	29,558	25,219	21,384
Accumulated other comprehensive income (loss)	(6,433)	(6,328)	(4,051)
Noncontrolling interests	50	46	40
Total stockholders' equity	17,582	12,929	10,864
Total liabilities, redeemable noncontrolling interest and stockholders' equity	$ 89,356	$ 81,446	$ 64,020

Consolidated Financial Position (Parenthetical) (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 1	$ 1	$ 1
Common Stock, Authorized Shares	2,000,000,000	2,000,000,000	2,000,000,000
Common Stock, Issued Shares	814,894,624	814,894,624	814,894,624
Treasury Stock, Shares	159,846,131	167,361,280	176,071,910

Changes in Consolidated Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Treasury stock	Profit employed in the business	Accumulated other comprehensive income (loss)	Noncontrolling interests
Balance at Dec. 31, 2009	$ 8,820	$ 3,439	$ (10,646)	$ 19,705	$ (3,761)	$ 83
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies	2,758	0	0	2,700	0	58
Foreign currency translation, net of tax	(34)	0	0	0	(52)	18
Pension and other postretirement benefits, net of tax	(254)	0	0	0	(256)	2
Derivative financial instruments, net of tax	(15)	0	0	0	(15)	0
Available-for-sale securities, net of tax	33	0	0	0	33	0
Change in ownership from noncontrolling interests	(135)	(69)	0	0	0	(66)
Dividends declared	(1,103)	0	0	(1,103)	0	0
Common shares issued from treasury stock for stock-based compensation: 7,515,149, 8,710,630 and 12,612,514 for the years ended December 31, 2012, 2011 and 2010, respectively	296	74	222	0	0	0
Common shares issued from treasury stock for benefit plans: 1,487,481	94	67	27	0	0	0
Stock-based compensation expense	226	226	0	0	0	0
Net excess tax benefits from stock-based compensation	151	151	0	0	0	0
Cat Japan share redemption	27	0	0	82	0	(55)
Balance at Dec. 31, 2010	10,864	3,888	(10,397)	21,384	(4,051)	40
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies	4,981	0	0	4,928	0	53
Foreign currency translation, net of tax	(312)	0	0	0	(345)	33
Pension and other postretirement benefits, net of tax	(1,877)	0	0	0	(1,873)	(4)
Derivative financial instruments, net of tax	(55)	0	0	0	(55)	0
Available-for-sale securities, net of tax	(4)	0	0	0	(4)	0
Change in ownership from noncontrolling interests	(8)	(1)	0	0	0	(7)
Dividends declared	(1,176)	0	0	(1,176)	0	0
Distribution to noncontrolling interests	(3)	0	0	0	0	(3)
Common shares issued from treasury stock for stock-based compensation: 7,515,149, 8,710,630 and 12,612,514 for the years ended December 31, 2012, 2011 and 2010, respectively	123	7	116	0	0	0
Stock-based compensation expense	193	193	0	0	0	0
Net excess tax benefits from stock-based compensation	186	186	0	0	0	0
Cat Japan share redemption	17	0	0	83	0	(66)
Balance at Dec. 31, 2011	12,929	4,273	(10,281)	25,219	(6,328)	46
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies	5,722	0	0	5,681	0	41
Foreign currency translation, net of tax	60	0	0	0	83	(23)
Pension and other postretirement benefits, net of tax	(280)	0	0	0	(285)	5
Derivative financial instruments, net of tax	(32)	0	0	0	(32)	0
Available-for-sale securities, net of tax	23	0	0	0	22	1
Change in ownership from noncontrolling interests	(4)	0	0	0	0	(4)
Dividends declared	(1,319)	0	0	(1,319)	0	0
Distribution to noncontrolling interests	(6)	0	0	0	0	(6)
Common shares issued from treasury stock for stock-based compensation: 7,515,149, 8,710,630 and 12,612,514 for the years ended December 31, 2012, 2011 and 2010, respectively	52	(155)	207	0	0	0
Stock-based compensation expense	245	245	0	0	0	0
Net excess tax benefits from stock-based compensation	192	192	0	0	0	0
Cat Japan share redemption	0	(74)	0	(23)	107	(10)
Balance at Dec. 31, 2012	$ 17,582	$ 4,481	$ (10,074)	$ 29,558	$ (6,433)	$ 50

Changes in Consolidated Stockholders' Equity (Parenthetical) (Parentheticals)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity (parenthetical) [Abstract]
Common shares issued from treasury stock for stock-based compensation (in shares)	7,515,149	8,710,630	12,612,514
Common shares issued from treasury stock for benefit plans (in shares)	0	0	1,487,481

Consolidated Statement of Cash Flow In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Cash flow from operating activities:
Profit of consolidated and affiliated companies	$ 5,722	$ 4,981	$ 2,758
Adjustments for non-cash items:
Depreciation and amortization	2,813	2,527	2,296
Net gain from sale of businesses and investments	(630)	(128)	0
Goodwill impairment charge	580	0	0
Other	439	585	469
Changes in assets and liabilities, net of acquisitions and divestitures:
Receivables - trade and other	(173)	(1,345)	(2,320)
Inventories	(1,149)	(2,927)	(2,667)
Accounts payable	(1,868)	1,555	2,570
Accrued expenses	183	308	117
Accrued wages, salaries and employee benefits	(490)	619	847
Customer advances	241	173	604
Other assets - net	252	(91)	358
Other liabilities - net	(679)	753	(23)
Net cash provided by (used for) operating activities	5,241	7,010	5,009
Cash flow from investing activities:
Capital expenditures - excluding equipment leased to others	(3,350)	(2,515)	(1,575)
Expenditures for equipment leased to others	(1,726)	(1,409)	(1,011)
Proceeds from disposals of leased assets and property, plant and equipment	1,117	1,354	1,469
Additions to finance receivables	(12,010)	(10,001)	(8,498)
Collections of finance receivables	8,995	8,874	8,987
Proceeds from sale of finance receivables	132	207	16
Investments and acquisitions (net of cash acquired)	(618)	(8,184)	(1,126)
Proceeds from sale of businesses and investments (net of cash sold)	1,199	376	0
Proceeds from sale of available-for-sale securities	306	247	228
Investments in available-for-sale securities	(402)	(336)	(217)
Other - net	167	(40)	132
Net cash provided by (used for) investing activities	(6,190)	(11,427)	(1,595)
Cash flow from financing activities:
Dividends paid	(1,617)	(1,159)	(1,084)
Distribution to noncontrolling interests	(6)	(3)	0
Common stock issued, including treasury shares reissued	52	123	296
Excess tax benefit from stock-based compensation	192	189	153
Acquisitions of redeemable noncontrolling interests	(444)	0	0
Acquisitions of noncontrolling interests	(5)	(8)	(132)
Proceeds from debt issued (original maturities greater than three months):
Machinery and Power Systems	2,209	4,587	216
Financial Products	13,806	10,873	8,108
Payments on debt (original maturities greater than three months):
Machinery and Power Systems	(1,107)	(2,269)	(1,298)
Financial Products	(9,992)	(8,324)	(11,163)
Short-term borrowings - net (original maturities three months or less)	461	(43)	291
Net cash provided by (used for) financing activities	3,549	3,966	(4,613)
Effect of exchange rate changes on cash	(167)	(84)	(76)
Increase (decrease) in cash and short-term investments	2,433	(535)	(1,275)
Cash and short-term investments at beginning of period	3,057	3,592	4,867
Cash and short-term investments at end of period	5,490	3,057	3,592
Non-cash activities:
Common shares issued from treasury stock for benefit plans (in shares)	0	0	1,487,481
Common shares issued from treasury stock for benefit plans			94
Debt exchange original debentures amount	1,325
Debt exchange new debentures amount	1,722
Debt exchange new debentures interest rate (as a percent)	3.80%
Debt exchange new debentures due date (year)	2042
Debt exchange cash paid	$ 179

Operations and summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operations and summary of significant accounting policies
Operations and summary of significant accounting policies

A.	Nature of operations

Information in our financial statements and related commentary are presented in the following categories:

Machinery and Power Systems – Represents the aggregate total of Construction Industries, Resource Industries, Power Systems, and All Other segments and related corporate items and eliminations.

Financial Products – Primarily includes the company’s Financial Products Segment.  This category includes Caterpillar Financial Services Corporation (Cat Financial), Caterpillar Insurance Holdings Inc. (Cat Insurance) and their respective subsidiaries.

As discussed in Note 22 – Segment Information, during the first quarter of 2011, we revised our reportable segments in line with the changes to our organizational structure that were announced during 2010.  The 2010 financial information has been retrospectively revised to reflect the change in reportable segments.

Our products are sold primarily under the brands “Caterpillar,” “CAT,” design versions of “CAT” and “Caterpillar,” “Electro-Motive,” “FG Wilson,” “MaK,” “MWM,” “Olympian,” “Perkins,” “Progress Rail,” “SEM” and “Solar Turbines”.

We conduct operations in our Machinery and Power Systems lines of business under highly competitive conditions, including intense price competition. We place great emphasis on the high quality and performance of our products and our dealers’ service support. Although no one competitor is believed to produce all of the same types of machines and engines that we do, there are numerous companies, large and small, which compete with us in the sale of each of our products.

Machines are distributed principally through a worldwide organization of dealers (dealer network), 48 located in the United States and 141 located outside the United States. Worldwide, these dealers serve 182 countries and operate 3,494 places of business, including 1,249 dealer rental outlets.  Reciprocating engines are sold principally through the dealer network and to other manufacturers for use in products manufactured by them. Some of the reciprocating engines manufactured by Perkins are also sold through a worldwide network of 107 distributors located in 189 countries. Most of the FG Wilson branded electric power generation systems are sold through a worldwide network of 172 distributors located in 116 countries.  Some of the large, medium speed reciprocating engines are also sold under the MaK brand through a worldwide network of 19 distributors located in 130 countries.  Our dealers do not deal exclusively with our products; however, in most cases sales and servicing of our products are the dealers’ principal business. Turbines, locomotives and certain global mining products are sold through sales forces employed by the company. At times, these employees are assisted by independent sales representatives.

The Financial Products line of business also conducts operations under highly competitive conditions. Financing for users of Caterpillar products is available through a variety of competitive sources, principally commercial banks and finance and leasing companies. We emphasize prompt and responsive service to meet customer requirements and offer various financing plans designed to increase the opportunity for sales of our products and generate financing income for our company. A significant portion of Financial Products activity is conducted in North America, with additional offices in Asia/Pacific, Europe and Latin America.

B.	Basis of presentation

The consolidated financial statements include the accounts of Caterpillar Inc. and its subsidiaries where we have a controlling financial interest.

We consolidate all variable interest entities (VIEs) where Caterpillar Inc. is the primary beneficiary.  For VIEs, we assess whether we are the primary beneficiary as prescribed by the accounting guidance on the consolidation of VIEs.  The primary beneficiary of a VIE is the party that has both the power to direct the activities that most significantly impact the entity’s economic performance, and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

Investments in companies that are owned 20 percent to 50 percent or are less than 20 percent owned and for which we have significant influence are accounted for by the equity method.  See Note 9 for further discussion.

Certain amounts for prior years have been reclassified to conform with the current-year financial statement presentation.

Shipping and handling costs are included in Cost of goods sold in Statement 1.  Other operating (income) expenses primarily include Cat Financial’s depreciation of equipment leased to others, Cat Insurance’s underwriting expenses, gains (losses) on disposal of long-lived assets and business divestitures, long-lived asset impairment charges, employee separation charges and benefit plan curtailment, settlement and special termination benefits.

Prepaid expenses and other current assets in Statement 3 include prepaid rent, prepaid insurance, assets held for sale, core to be returned for remanufacturing, restricted cash and other short-term investments, and other prepaid items.

C.	Sales and revenue recognition

Sales of Machinery and Power Systems are recognized and earned when all the following criteria are satisfied:  (a) persuasive evidence of a sales arrangement exists; (b) price is fixed and determinable; (c) collectability is reasonably assured; and (d) delivery has occurred.  Persuasive evidence of an arrangement and a fixed or determinable price exist once we receive an order or contract from a customer or independently owned and operated dealer.  We assess collectability at the time of the sale and if collectability is not reasonably assured, the sale is deferred and not recognized until collectability is probable or payment is received.  Typically, where product is produced and sold in the same country, title and risk of ownership transfer when the product is shipped.  Products that are exported from a country for sale typically pass title and risk of ownership at the border of the destination country.

Sales of certain turbine machinery units, draglines, large shovels and long wall roof supports are recognized under accounting for construction-type contracts, primarily using the percentage-of-completion method.  Revenue is recognized based upon progress towards completion, which is estimated and continually updated over the course of construction.  We provide for any loss that we expect to incur on these contracts when that loss is probable.

Our remanufacturing operations are primarily focused on the remanufacture of Cat engines and components and rail related products.  In this business, used engines and related components (core) are inspected, cleaned and remanufactured.  In connection with the sale of most of our remanufactured product, we collect a deposit from the dealer that is repaid if the dealer returns an acceptable core within a specified time period.  Caterpillar owns and has title to the cores when they are returned from dealers.  The rebuilt engine or component (the core plus any new content) is then sold as a remanufactured product to dealers and customers.  Revenue is recognized pursuant to the same criteria as machinery and engine sales noted above (title to the entire remanufactured product passes to the dealer upon sale).  At the time of sale, the deposit is recognized in Other current liabilities in Statement 3.  In addition, the core to be returned is recognized as an asset in Prepaid expenses and other current assets in Statement 3 at the estimated replacement cost (based on historical experience with useable cores).  Upon receipt of an acceptable core, we repay the deposit and relieve the liability.  The returned core is then included in inventory.  In the event that the deposit is forfeited (i.e. upon failure by the dealer to return an acceptable core in the specified time period), we recognize the core deposit and the cost of the core in revenue and expense, respectively.

No right of return exists on sales of equipment.  Replacement part returns are estimable and accrued at the time a sale is recognized.

We provide discounts to dealers through merchandising programs.  We have numerous programs that are designed to promote the sale of our products.  The most common dealer programs provide a discount when the dealer sells a product to a targeted end user.  The cost of these discounts is estimated based on historical experience and known changes in merchandising programs and is reported as a reduction to sales when the product sale is recognized.

Our standard invoice terms are established by marketing region. When a sale is made to a dealer, the dealer is responsible for payment even if the product is not sold to an end customer and must make payment within the standard terms to avoid interest costs. Interest at or above prevailing market rates is charged on any past due balance. Our policy is to not forgive this interest.  Terms were extended to not more than one year for $354 million, $341 million and $221 million of receivables in 2012, 2011 and 2010, respectively. These term extensions represent less than 1 percent of consolidated sales for all years presented.

We establish a bad debt allowance for Machinery and Power Systems receivables when it becomes probable that the receivable will not be collected.  Our allowance for bad debts is not significant.

Revenues of Financial Products primarily represent the following Cat Financial revenues:

•
Retail finance revenue on finance leases and installment sale contracts is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on retail notes is recognized based on the daily balance of retail receivables outstanding and the applicable effective interest rate.

•	Operating lease revenue is recorded on a straight-line basis in the period earned over the life of the contract.

•
Cat Financial provides wholesale inventory financing to dealers. Wholesale finance revenue on installment sale contracts and finance leases is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on wholesale notes is recognized based on the daily balance of wholesale receivables outstanding and the applicable effective interest rate.

•	Loan origination and commitment fees are deferred and then amortized to revenue using the interest method over the life of the finance receivables.

Recognition of income is suspended when management determines that collection of future income is not probable (generally after 120 days past due). Accrual is resumed, and previously suspended income is recognized, when the receivable becomes contractually current and/or collection doubts are removed. See Note 6 for more information.

Sales and revenues are presented net of sales and other related taxes.

D.	Inventories

Inventories are stated at the lower of cost or market. Cost is principally determined using the last-in, first-out (LIFO) method. The value of inventories on the LIFO basis represented about 60 percent of total inventories at December 31, 2012, about 65 percent of total inventories at December 31, 2011, and about 70 percent at December 31, 2010.

If the FIFO (first-in, first-out) method had been in use, inventories would have been $2,750 million, $2,422 million and $2,575 million higher than reported at December 31, 2012, 2011 and 2010, respectively.

E.	Depreciation and amortization

Depreciation of plant and equipment is computed principally using accelerated methods. Depreciation on equipment leased to others, primarily for Financial Products, is computed using the straight-line method over the term of the lease. The depreciable basis is the original cost of the equipment less the estimated residual value of the equipment at the end of the lease term. In 2012, 2011 and 2010, Cat Financial depreciation on equipment leased to others was $688 million, $690 million and $690 million, respectively, and was included in Other operating (income) expenses in Statement 1. In 2012, 2011 and 2010, consolidated depreciation expense was $2,421 million, $2,240 million and $2,202 million, respectively. Amortization of purchased finite-lived intangibles is computed principally using the straight-line method, generally not to exceed a period of 20 years.

F.	Foreign currency translation

The functional currency for most of our Machinery and Power Systems consolidated companies is the U.S. dollar. The functional currency for most of our Financial Products and affiliates accounted for under the equity method is the respective local currency.  Gains and losses resulting from the remeasurement of foreign currency amounts to the functional currency are included in Other income (expense) in Statement 1. Gains and losses resulting from translating assets and liabilities from the functional currency to U.S. dollars are included in Accumulated other comprehensive income (loss) in Statement 3.

G.	Derivative financial instruments

Our earnings and cash flow are subject to fluctuations due to changes in foreign currency exchange rates, interest rates and commodity prices.  Our Risk Management Policy (policy) allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate, interest rate and commodity price exposures and not for the purpose of creating speculative positions.  Derivatives that we use are primarily foreign currency forward, option and cross currency contracts, interest rate swaps and commodity forward and option contracts. All derivatives are recorded at fair value.  See Note 3 for more information.

H.	Income taxes

The provision for income taxes is determined using the asset and liability approach taking into account guidance related to uncertain tax positions.  Tax laws require items to be included in tax filings at different times than the items are reflected in the financial statements.  A current liability is recognized for the estimated taxes payable for the current year.  Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid.  Deferred taxes are adjusted for enacted changes in tax rates and tax laws.  Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

I.	Estimates in financial statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts. The more significant estimates include: residual values for leased assets, fair values for goodwill impairment tests, impairment of available-for-sale securities, warranty liability, stock-based compensation and reserves for product liability and insurance losses, postretirement benefits, post-sale discounts, credit losses and income taxes.

J.	New accounting guidance

Disclosures about the credit quality of financing receivables and the allowance for credit losses – In July 2010, the Financial Accounting Standards Board (FASB) issued accounting guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.  The guidance expands disclosures for the allowance for credit losses and financing receivables by requiring entities to disclose information at disaggregated levels.  It also requires disclosure of credit quality indicators, past due information and modifications of financing receivables.  Also, in April 2011, the FASB issued guidance clarifying when a restructuring of a receivable should be considered a troubled debt restructuring by providing additional guidance for determining whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties.  For end of period balances, the new disclosures were effective December 31, 2010 and did not have a material impact on our financial statements.  For activity during a reporting period, the disclosures were effective January 1, 2011 and did not have a material impact on our financial statements.  The disclosures related to modifications of financing receivables, as well as the guidance clarifying when a restructured receivable should be considered a troubled debt restructuring were effective July 1, 2011 and did not have a material impact on our financial statements.  See Note 6 for additional information.

Presentation of comprehensive income – In June 2011, the FASB issued accounting guidance on the presentation of comprehensive income.  The guidance provides two options for presenting net income and other comprehensive income.  The total of comprehensive income, the components of net income, and the components of other comprehensive income may be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. We elected to present two separate statements. This guidance was effective January 1, 2012.

Goodwill impairment testing – In September 2011, the FASB issued accounting guidance on the testing of goodwill for impairment. The guidance allows entities testing goodwill for impairment the option of performing a qualitative assessment to determine the likelihood of goodwill impairment and whether it is necessary to perform the two-step impairment test currently required. This guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption was permitted. We elected to early adopt this guidance for the year ended December 31, 2011 and the guidance did not have a material impact on our financial statements. See Note 10 for additional information.

Disclosures about offsetting assets and liabilities – In December 2011, the FASB issued accounting guidance on disclosures about offsetting assets and liabilities. The guidance requires entities to disclose both gross and net information about instruments and transactions that are offset in the statement of financial position, as well as instruments and transactions that are subject to an enforceable master netting arrangement or similar agreement. In January 2013, the FASB issued guidance clarifying the scope of the disclosures to apply only to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. This guidance is effective January 1, 2013, with retrospective application required. We do not expect the adoption to have a material impact on our financial statements.

Indefinite-lived intangible assets impairment testing – In July 2012, the FASB issued accounting guidance on the testing of indefinite-lived intangible assets for impairment. The guidance allows entities to first perform a qualitative assessment to determine the likelihood of an impairment for an indefinite-lived intangible asset and whether it is necessary to perform the quantitative impairment assessment currently required. This guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. We do not expect the adoption to have a material impact on our financial statements.

Reporting of amounts reclassified out of accumulated other comprehensive income – In February 2013, the FASB issued accounting guidance on the reporting of reclassifications out of accumulated other comprehensive income. The guidance requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income if the amount is reclassified to net income in its entirety in the same reporting period. For other amounts not required to be reclassified in their entirety to net income in the same reporting period, a cross reference to other disclosures that provide additional detail about the reclassification amounts is required. This guidance is effective January 1, 2013. We do not expect the adoption to have a material impact on our financial statements.

K.	Goodwill

For acquisitions accounted for as a business combination, goodwill represents the excess of the cost over the fair value of the net assets acquired.  We are required to test goodwill for impairment, at the reporting unit level, annually and when events or circumstances indicate the fair value of a reporting unit may be below its carrying value.  A reporting unit is an operating segment or one level below an operating segment (referred to as a component) to which goodwill is assigned when initially recorded. We assign goodwill to reporting units based on our integration plans and the expected synergies resulting from the acquisition.  Because Caterpillar is a highly integrated company, the businesses we acquire are sometimes combined with or integrated into existing reporting units.  When changes occur in the composition of our operating segments or reporting units, goodwill is reassigned to the affected reporting units based on their relative fair values.

We test goodwill for impairment annually and whenever events or circumstances make it more likely than not that an impairment may have occurred.  We perform our annual goodwill impairment test as of October 1 and monitor for interim triggering events on an ongoing basis.  Goodwill is reviewed for impairment utilizing a qualitative assessment or a two-step process.  We have an option to make a qualitative assessment of a reporting unit’s goodwill for impairment.  If we choose to perform a qualitative assessment and determine the fair value more likely than not exceeds the carrying value, no further evaluation is necessary.  For reporting units where we perform the two-step process, the first step requires us to compare the fair value of each reporting unit, which we primarily determine using an income approach based on the present value of discounted cash flows, to the respective carrying value, which includes goodwill.  If the fair value of the reporting unit exceeds its carrying value, the goodwill is not considered impaired.  If the carrying value is higher than the fair value, there is an indication that an impairment may exist and the second step is required.  In step two, the implied fair value of goodwill is calculated as the excess of the fair value of a reporting unit over the fair values assigned to its assets and liabilities.  If the implied fair value of goodwill is less than the carrying value of the reporting unit’s goodwill, the difference is recognized as an impairment loss.  See Note 10 for further details.

L.	Accumulated other comprehensive income (loss)

Comprehensive income and its components are presented in Statement 2.  Accumulated other comprehensive income (loss), net of tax, included in Statement 4, consisted of the following at December 31:

	December 31,
(Millions of dollars)	2012		2011	2010
Foreign currency translation	$456		$206	$551
Pension and other postretirement benefits	(6,914)		(6,568)	(4,695)
Derivative financial instruments	(42)		(10)	45
Available-for-sale securities	67		44	48
Total accumulated other comprehensive income (loss)	$(6,433)	[1]	$(6,328)	$(4,051)

[1]
In conjunction with the Cat Japan share redemption, to reflect the increase in our ownership interest in Cat Japan from 67 percent to 100 percent, $107 million was reclassified to Accumulated other comprehensive income (loss) from other components of stockholders' equity and was not included in Comprehensive income during 2012. The amount was comprised of foreign currency translation of $167 million, pension and other postretirement benefits of $(61) million and available-for-sale securities of $1 million.

M.	Assets held for sale

For those businesses where management has committed to a plan to divest, which is typically demonstrated by approval from the Board of Directors, each business is valued at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value, an impairment loss is recognized. The fair values are estimated using accepted valuation techniques such as a discounted cash flow model, valuations performed by third parties, or indicative bids, when available. A number of significant estimates and assumptions are involved in the application of these techniques, including the forecasting of markets and market share, sales volumes and prices, costs and expenses, and multiple other factors. Management considers historical experience and all available information at the time the estimates are made; however, the fair values that are ultimately realized upon the sale of the businesses to be divested may differ from the estimated fair values reflected in the Consolidated Financial Statements.

Stock-based compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation
Stock-based compensation

Our stock-based compensation plans primarily provide for the granting of stock options, stock-settled stock appreciation rights (SARs) and restricted stock units (RSUs) to Officers and other key employees, as well as non-employee Directors. Stock options permit a holder to buy Caterpillar stock at the stock’s price when the option was granted. SARs permit a holder the right to receive the value in shares of the appreciation in Caterpillar stock that occurred from the date the right was granted up to the date of exercise.  A restricted stock unit (RSU) is an agreement to issue shares of Caterpillar stock at the time of vesting.

Our long-standing practices and policies specify all stock-based compensation awards are approved by the Compensation Committee (the Committee) of the Board of Directors on the date of grant.  The stock-based award approval process specifies the number of awards granted, the terms of the award and the grant date.  The same terms and conditions are consistently applied to all employee grants, including Officers. The Committee approves all individual Officer grants.  The number of stock-based compensation awards included in an individual’s award is determined based on the methodology approved by the Committee.  In 2007, under the terms of the Caterpillar Inc. 2006 Long-Term Incentive Plan (approved by stockholders in June of 2006), the Compensation Committee approved the exercise price methodology to be the closing price of the Company stock on the date of the grant.

Common stock issued from Treasury stock under the plans totaled 7,515,149 for 2012, 8,710,630 for 2011 and 12,612,514 for 2010.

Awards generally vest three years after the date of grant.  At grant, SARs and option awards have a term life of ten years.  Upon separation from service for the 2010 awards, if the participant is 55 years of age or older with more than ten years of service, the participant meets the criteria for a “Long Service Separation.”  For the 2011 and 2012 awards, upon separation from service, if the participant is 55 years of age or older with more than five years of service, the participant meets the criteria for a “Long Service Separation”.  If the “Long Service Separation” criteria are met, the vested options/SARs will have a life that is the lesser of ten years from the original grant date or five years from the separation date.

Our stock-based compensation plans allow for the immediate vesting upon separation for employees who meet the criteria for a “Long Service Separation” and who have fulfilled the requisite service period of six months.  Compensation expense is recognized over the period from the grant date to the end date of the requisite service period for employees who meet the immediate vesting upon retirement requirements.  For those employees who become eligible for immediate vesting upon retirement subsequent to the requisite service period and prior to the completion of the vesting period, compensation expense is recognized over the period from grant date to the date eligibility is achieved.

Accounting guidance on share-based payments requires companies to estimate the fair value of options/SARs on the date of grant using an option-pricing model.  The fair value of the option/SAR grant was estimated using a lattice-based option-pricing model.  The lattice-based option-pricing model considers a range of assumptions related to volatility, risk-free interest rate and historical employee behavior.  Expected volatility was based on historical and current implied volatilities from traded options on our stock. The risk-free rate was based on U.S. Treasury security yields at the time of grant.  The weighted-average dividend yield was based on historical information.  The expected life was determined from the lattice-based model. The lattice-based model incorporated exercise and post vesting forfeiture assumptions based on analysis of historical data. The following table provides the assumptions used in determining the fair value of the stock-based awards for the years ended December 31, 2012, 2011 and 2010, respectively.

	Grant Year
	2012	2011	2010
Weighted-average dividend yield	2.2%	2.2%	2.3%
Weighted-average volatility	35.0%	32.7%	36.4%
Range of volatilities	33.3-40.4%	20.9-45.4%	35.2-51.8%
Range of risk-free interest rates	0.17-2.00%	0.25-3.51%	0.32-3.61%
Weighted-average expected lives	7 years	8 years	7 years

The fair value of the RSU grant was determined by reducing the stock price on the day of grant by the present value of the estimated dividends to be paid during the vesting period.  The estimated dividends are based on Caterpillar’s weighted-average dividend yield.

The amount of stock-based compensation expense capitalized for the years ended December 31, 2012, 2011 and 2010 did not have a significant impact on our financial statements.

At December 31, 2012, there was $181 million of total unrecognized compensation cost from stock-based compensation arrangements granted under the plans, which is related to non-vested stock-based awards.  The compensation expense is expected to be recognized over a weighted-average period of approximately 1.8 years.

Please refer to Tables I and II below for additional information on our stock-based awards.

TABLE I — Financial Information Related to Stock-based Compensation
	2012		2011		2010
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
Stock options/SARs activity:
Outstanding at beginning of year	50,372,991	$53.01	57,882,998	$48.50	63,082,787	$44.24
Granted to officers and key employees [1]	3,318,188	$110.09	2,960,595	$102.13	7,556,481	$57.85
Exercised	(7,708,343)	$38.73	(10,149,476)	$41.78	(12,568,232)	$32.83
Forfeited / expired	(155,237)	$67.50	(321,126)	$48.02	(188,038)	$43.64
Outstanding at end of year	45,827,599	$59.45	50,372,991	$53.01	57,882,998	$48.50
Exercisable at year-end	33,962,000	$51.75	35,523,057	$52.66	41,658,033	$48.23

RSUs activity:
Outstanding at beginning of year	4,281,490		4,650,241		4,531,545
Granted to officers and key employees	1,429,939		1,082,032		1,711,771
Vested	(2,077,485)		(1,382,539)		(1,538,047)
Forfeited	(53,724)		(68,244)		(55,028)
Outstanding at end of year	3,580,220		4,281,490		4,650,241

Stock options/SARs outstanding and exercisable:
	Outstanding				Exercisable
Exercise Prices	Shares Outstanding at 12/31/12	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value[2]	Shares Outstanding at 12/31/12	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value[2]
$22.17 – 27.14	6,759,589	4.75	$23.36	$439	6,759,589	4.75	$23.36	$439
$38.63 – 45.64	11,099,949	1.81	$42.38	509	11,099,949	1.81	$42.38	509
$57.85 – 66.77	10,654,464	6.16	$59.54	306	4,597,874	4.84	$61.77	122
$72.05 – 86.77	11,246,820	3.90	$72.60	176	11,152,835	3.89	$72.48	176
$102.13 – 110.09	6,066,777	8.71	$106.30	—	351,753	8.49	$104.55	—
	45,827,599		$59.45	$1,430	33,962,000		$51.75	$1,246

[1]
Of the 3,318,188 awards granted during the year ended December 31, 2012, none were SARs. Of the 2,960,595 awards granted during the year ended December 31, 2011, 2,722,689 were SARs. Of the 7,556,481 awards granted during the year ended December 31, 2010, 7,125,210 were SARs.

[2]
The difference between a stock award’s exercise price and the underlying stock’s market price at December 31, 2012, for awards with market price greater than the exercise price. Amounts are in millions of dollars.

The computations of weighted-average exercise prices and aggregate intrinsic values are not applicable to RSUs since an RSU represents an agreement to issue shares of stock at the time of vesting.  At December 31, 2012, there were 3,580,220 outstanding RSUs with a weighted average remaining contractual life of 1.2 years.

TABLE II— Additional Stock-based Award Information

(Dollars in millions except per share data)	2012	2011	2010
Stock Options/SARs activity:
Weighted-average fair value per share of stock awards granted	$39.20	$36.73	$22.31
Intrinsic value of stock awards exercised	$488	$618	$518
Fair value of stock awards vested	$66	$96	$124
Cash received from stock awards exercised	$112	$161	$325

RSUs activity:
Weighted-average fair value per share of stock awards granted	$104.61	$97.51	$53.35
Fair value of stock awards vested	$229	$143	$99

Before tax, stock-based compensation expense for 2012, 2011 and 2010 was $245 million, $193 million and $226 million, respectively, with a corresponding income tax benefit of $78 million, $61 million and $73 million, respectively. Included in the 2010 pre-tax stock-based compensation expense was $19 million relating to the modification of awards resulting from separations due to the streamlining of our corporate structure as announced in the second quarter 2010.

In accordance with guidance on share-based payments, we classify stock-based compensation within cost of goods sold, selling, general and administrative expenses and research and development expenses corresponding to the same line item as the cash compensation paid to respective employees, officers and non-employee directors.

We currently use shares in treasury stock to satisfy share award exercises.

The cash tax benefits realized from stock awards exercised for December 31, 2012, 2011 and 2010 were $217 million, $235 million and $188 million, respectively. We use the direct only method and tax law ordering approach to calculate the tax effects of stock-based compensation.  In certain jurisdictions, tax deductions for exercises of stock-based awards did not generate a cash benefit.  A tax benefit of approximately $40 million will be recorded in additional paid-in capital when these deductions reduce our future income taxes payable.

Derivative financial instruments and risk management	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments and risk management
Derivative financial instruments and risk management

Our earnings and cash flow are subject to fluctuations due to changes in foreign currency exchange rates, interest rates and commodity prices.  Our Risk Management Policy (policy) allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate, interest rate and commodity price exposures.  Our policy specifies that derivatives are not to be used for speculative purposes.  Derivatives that we use are primarily foreign currency forward, option and cross currency contracts, interest rate swaps and commodity forward and option contracts.  Our derivative activities are subject to the management, direction and control of our senior financial officers.  Risk management practices, including the use of financial derivative instruments, are presented to the Audit Committee of the Board of Directors at least annually.

All derivatives are recognized in Statement 3 at their fair value. On the date the derivative contract is entered into, we designate the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), (2) a hedge of a forecasted transaction or the variability of cash flow to be paid (cash flow hedge), or (3) an undesignated instrument. Changes in the fair value of a derivative that is qualified, designated and highly effective as a fair value hedge, along with the gain or loss on the hedged recognized asset or liability that is attributable to the hedged risk, are recorded in current earnings. Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in Accumulated other comprehensive income (loss) (AOCI), to the extent effective, in Statement 3 until they are reclassified to earnings in the same period or periods during which the hedged transaction affects earnings.  Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in current earnings. Cash flow from designated derivative financial instruments are classified within the same category as the item being hedged on Statement 5.  Cash flow from undesignated derivative financial instruments are included in the investing category on Statement 5.

We formally document all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.  This process includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities in Statement 3 and linking cash flow hedges to specific forecasted transactions or variability of cash flow.

We also formally assess, both at the hedge’s inception and on an ongoing basis, whether the designated derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flow of hedged items.  When a derivative is determined not to be highly effective as a hedge or the underlying hedged transaction is no longer probable, we discontinue hedge accounting prospectively, in accordance with the derecognition criteria for hedge accounting.

A.	Foreign currency exchange rate risk

Foreign currency exchange rate movements create a degree of risk by affecting the U.S. dollar value of sales made and costs incurred in foreign currencies. Movements in foreign currency rates also affect our competitive position as these changes may affect business practices and/or pricing strategies of non-U.S.-based competitors. Additionally, we have balance sheet positions denominated in foreign currencies, thereby creating exposure to movements in exchange rates.

Our Machinery and Power Systems operations purchase, manufacture and sell products in many locations around the world. As we have a diversified revenue and cost base, we manage our future foreign currency cash flow exposure on a net basis. We use foreign currency forward and option contracts to manage unmatched foreign currency cash inflow and outflow. Our objective is to minimize the risk of exchange rate movements that would reduce the U.S. dollar value of our foreign currency cash flow. Our policy allows for managing anticipated foreign currency cash flow for up to five years.

We generally designate as cash flow hedges at inception of the contract any Australian dollar, Brazilian real, British pound, Canadian dollar, Chinese yuan, euro, Indian rupee, Japanese yen, Mexican peso, Singapore dollar, or Swiss franc forward or option contracts that meet the requirements for hedge accounting and the maturity extends beyond the current quarter-end. Designation is performed on a specific exposure basis to support hedge accounting. The remainder of Machinery and Power Systems foreign currency contracts are undesignated, including any hedges designed to protect our competitive exposure.

As of December 31, 2012, $24 million of deferred net losses, net of tax, included in equity (AOCI in Statement 3), are expected to be reclassified to current earnings (Other income (expense) in Statement 1) over the next twelve months when earnings are affected by the hedged transactions.  The actual amount recorded in Other income (expense) will vary based on exchange rates at the time the hedged transactions impact earnings.

In managing foreign currency risk for our Financial Products operations, our objective is to minimize earnings volatility resulting from conversion and the remeasurement of net foreign currency balance sheet positions, and future transactions denominated in foreign currencies. Our policy allows the use of foreign currency forward, option and cross currency contracts to offset the risk of currency mismatch between our receivables and debt, and exchange rate risk associated with future transactions denominated in foreign currencies. Substantially all such foreign currency forward, option and cross currency contracts are undesignated.

B.	Interest rate risk

Interest rate movements create a degree of risk by affecting the amount of our interest payments and the value of our fixed-rate debt. Our practice is to use interest rate derivatives to manage our exposure to interest rate changes and, in some cases, lower the cost of borrowed funds.

Our Machinery and Power Systems operations generally use fixed rate debt as a source of funding.  Our objective is to minimize the cost of borrowed funds.  Our policy allows us to enter into fixed-to-floating interest rate swaps and forward rate agreements to meet that objective with the intent to designate as fair value hedges at inception of the contract all fixed-to-floating interest rate swaps.  Designation as a hedge of the fair value of our fixed rate debt is performed to support hedge accounting.

Financial Products operations has a match-funding policy that addresses interest rate risk by aligning the interest rate profile (fixed or floating rate) of Cat Financial’s debt portfolio with the interest rate profile of their receivables portfolio within predetermined ranges on an ongoing basis. In connection with that policy, we use interest rate derivative instruments to modify the debt structure to match assets within the receivables portfolio. This matched funding reduces the volatility of margins between interest-bearing assets and interest-bearing liabilities, regardless of which direction interest rates move.

Our policy allows us to use fixed-to-floating, floating-to-fixed, and floating-to-floating interest rate swaps to meet the match-funding objective.  We designate fixed-to-floating interest rate swaps as fair value hedges to protect debt against changes in fair value due to changes in the benchmark interest rate.  We designate most floating-to-fixed interest rate swaps as cash flow hedges to protect against the variability of cash flows due to changes in the benchmark interest rate.

As of December 31, 2012, $3 million of deferred net losses, net of tax, included in equity (AOCI in Statement 3), related to Financial Products floating-to-fixed interest rate swaps, are expected to be reclassified to current earnings (Interest expense of Financial Products in Statement 1) over the next twelve months.  The actual amount recorded in Interest expense of Financial Products will vary based on interest rates at the time the hedged transactions impact earnings.

We have, at certain times, liquidated fixed-to-floating and floating-to-fixed interest rate swaps at both Machinery and Power Systems and Financial Products.  The gains or losses associated with these swaps at the time of liquidation are amortized into earnings over the original term of the previously designated hedged item.

In anticipation of issuing debt for the planned acquisition of Bucyrus International, Inc., we entered into interest rate swaps to manage our exposure to interest rate changes.  For the year ended December 31, 2011, we recognized a net loss of $149 million, included in Other income (expense) in Statement 1.  The contracts were liquidated in conjunction with the debt issuance in May 2011.  These contracts were not designated as hedging instruments, and therefore, did not receive hedge accounting treatment.

C.	Commodity price risk

Commodity price movements create a degree of risk by affecting the price we must pay for certain raw material. Our policy is to use commodity forward and option contracts to manage the commodity risk and reduce the cost of purchased materials.

Our Machinery and Power Systems operations purchase base and precious metals embedded in the components we purchase from suppliers.  Our suppliers pass on to us price changes in the commodity portion of the component cost. In addition, we are subject to price changes on energy products such as natural gas and diesel fuel purchased for operational use.

Our objective is to minimize volatility in the price of these commodities. Our policy allows us to enter into commodity forward and option contracts to lock in the purchase price of a portion of these commodities within a five-year horizon. All such commodity forward and option contracts are undesignated.

The location and fair value of derivative instruments reported in Statement 3 are as follows:

(Millions of dollars)	Consolidated Statement of Financial Position Location	Asset (Liability) Fair Value
		Years ended December 31,
		2012	2011	2010
Designated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables — trade and other	$28	$54	$65
Machinery and Power Systems	Long-term receivables — trade and other	—	19	52
Machinery and Power Systems	Accrued expenses	(66)	(73)	(66)
Machinery and Power Systems	Other liabilities	—	(10)	(1)
Interest rate contracts
Machinery and Power Systems	Receivables — trade and other	—	—	1
Financial Products	Receivables — trade and other	17	15	14
Financial Products	Long-term receivables — trade and other	209	233	197
Financial Products	Accrued expenses	(8)	(6)	(18)
		$180	$232	$244

Undesignated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables — trade and other	$31	$27	$120
Machinery and Power Systems	Accrued expenses	(63)	(12)	(46)
Machinery and Power Systems	Other liabilities	—	(85)	(58)
Financial Products	Receivables — trade and other	10	7	6
Financial Products	Accrued expenses	(6)	(16)	(9)
Interest rate contracts
Machinery and Power Systems	Accrued expenses	—	—	(6)
Financial Products	Receivables — trade and other	2	—	—
Financial Products	Accrued expenses	(1)	(1)	(1)
Commodity contracts
Machinery and Power Systems	Receivables — trade and other	1	2	17
Machinery and Power Systems	Accrued expenses	—	(9)	—
		$(26)	$(87)	$23

The effect of derivatives designated as hedging instruments on Statement 1 is as follows:

Fair Value Hedges		Year ended December 31, 2012
(Millions of dollars)	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	$(20)	$36
		$(20)	$36

		Year ended December 31, 2011
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Machinery and Power Systems	Other income (expense)	$(1)	$1
Financial Products	Other income (expense)	39	(44)
		$38	$(43)

		Year ended December 31, 2010
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	$107	$(98)
		$107	$(98)

Cash Flow Hedges
(Millions of dollars)	Year ended December 31, 2012
		Recognized in Earnings
	Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	Classification of Gains (Losses)	Amount of Gains (Losses) Reclassified from AOCI to Earnings		Recognized in Earnings (Ineffective Portion)
Foreign exchange contracts
Machinery and Power Systems	$(78)	Other income (expense)	$(30)	[2]	$—
Interest rate contracts
Financial Products	1	Interest expense of Financial Products	4		(1)	[1]
	$(77)		$(26)		$(1)

	Year ended December 31, 2011
		Recognized in Earnings
	Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	Classification of Gains (Losses)	Amount of Gains (Losses) Reclassified from AOCI to Earnings		Recognized in Earnings (Ineffective Portion)
Foreign exchange contracts
Machinery and Power Systems	$34	Other income (expense)	$70		$—
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)		—
Financial Products	(1)	Interest expense of Financial Products	(12)		(2)	[1]
	$33		$55		$(2)

	Year ended December 31, 2010
		Recognized in Earnings
	Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	Classification of Gains (Losses)	Amount of Gains (Losses) Reclassified from AOCI to Earnings		Recognized in Earnings (Ineffective Portion)
Foreign exchange contracts
Machinery and Power Systems	$(72)	Other income (expense)	$(1)		$2
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)		—
Financial Products	(7)	Interest expense of Financial Products	(49)		(1)	[1]
	$(79)		$(53)		$1

[1]	The ineffective portion recognized in earnings is included in Other income (expense).

[2]	Includes $7 million loss reclassified from AOCI to Other income (expense) in 2012 as certain derivatives were dedesignated as the related transactions are no longer probable to occur.

 The effect of derivatives not designated as hedging instruments on Statement 1 is as follows:

		Years ended December 31,
(Millions of dollars)	Classification of Gains (Losses)	2012	2011	2010
Foreign exchange contracts
Machinery and Power Systems	Other income (expense)	$62	$62	$(45)
Financial Products	Other income (expense)	6	(15)	16
Interest rate contracts
Machinery and Power Systems	Other income (expense)	2	(149)	(8)
Financial Products	Other income (expense)	—	—	2
Commodity contracts
Machinery and Power Systems	Other income (expense)	2	(17)	15
		$72	$(119)	$(20)

Other income (expense)	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Other income (expense)
Other income (expense)

	Years ended December 31,
(Millions of dollars)	2012	2011		2010
Investment and interest income	$82	$85		$86
Foreign exchange gains (losses) [1]	(116)	21		(55)
License fee income	99	80		54
Gains (losses) on sale of securities and affiliated companies	4	17		9
Impairment of available-for-sale securities	(2)	(5)		(3)
Miscellaneous income (loss)	63	(230)	[2]	39
	$130	$(32)		$130

[1] Includes gains (losses) from foreign exchange derivative contracts.  See Note 3 for further details.
[2] Miscellaneous income (loss) in 2011 includes forward starting swap costs of $149 million (see Note 3) and bridge financing costs of $54 million (see Note 23), both related to the acquisition of Bucyrus.

Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes
Income taxes

The components of profit before taxes were:
	Years ended December 31,
(Millions of dollars)	2012	2011	2010
U.S.	$4,090	$2,250	$778
Non-U.S.	4,146	4,475	2,972
	$8,236	$6,725	$3,750

Profit before taxes, as shown above, is based on the location of the entity to which such earnings are attributable. Where an entity’s earnings are subject to taxation, however, may not correlate solely to where an entity is located.  Thus, the income tax provision shown below as U.S. or non-U.S. may not correspond to the earnings shown above.

The components of the provision (benefit) for income taxes were:
	Years ended December 31,
(Millions of dollars)	2012	2011	2010
Current tax provision (benefit):
U.S.	$971	$750	$247
Non-U.S.	1,250	1,014	645
State (U.S.)	56	72	44
	2,277	1,836	936

Deferred tax provision (benefit):
U.S.	332	2	103
Non-U.S.	(89)	(92)	(75)
State (U.S.)	8	(26)	4
	251	(116)	32
Total provision (benefit) for income taxes	$2,528	$1,720	$968

We paid net income tax and related interest of $2,396 million, $1,369 million and $264 million in 2012, 2011 and 2010, respectively.

Reconciliation of the U.S. federal statutory rate to effective rate:

(Millions of dollars)	Years ended December 31,
	2012		2011		2010
Taxes at U.S. statutory rate	$2,882	35.0%	$2,354	35.0%	$1,313	35.0%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(342)	(4.2)%	(467)	(6.9)%	(339)	(9.0)%
State and local taxes, net of federal	55	0.7%	30	0.4%	27	0.7%
Interest and penalties, net of tax	22	0.3%	25	0.4%	16	0.4%
U.S. research and production incentives	(80)	(1.0)%	(152)	(2.3)%	(74)	(2.0)%
Other—net	(27)	(0.3)%	(7)	(0.1)%	(5)	(0.1)%
	2,510	30.5%	1,783	26.5%	938	25.0%

Prior year tax and interest adjustments	(300)	(3.7)%	41	0.6%	(34)	(0.9)%
Nondeductible goodwill	318	3.9%	33	0.5%	—	—%
Release of valuation allowances	—	—%	(24)	(0.3)%	(26)	(0.7)%
Non-U.S. earnings reinvestment changes	—	—%	(113)	(1.7)%	—	—%
Tax law change related to Medicare subsidies	—	—%	—	—%	90	2.4%
Provision (benefit) for income taxes	$2,528	30.7%	$1,720	25.6%	$968	25.8%

The provision for income taxes for 2012 included a $300 million benefit for adjusting prior year taxes and interest primarily to reflect a settlement reached with the U.S. Internal Revenue Service (IRS) for tax years 2000 to 2006. The largest drivers of the settlement benefit were a $188 million benefit to remeasure and recognize previously unrecognized tax benefits and a $96 million benefit to adjust related interest and penalties, net of tax. This benefit was offset by a negative impact from nondeductible goodwill of $203 million related to the ERA Mining Machinery Limited (Siwei) goodwill impairment and $115 million related to the divestiture of portions of the Bucyrus distribution business. See Note 10 and Note 25 for more information.

The provision for income taxes for 2011 included a $113 million benefit due to repatriation of non-U.S. earnings with available foreign tax credits in excess of the U.S. tax liability on the dividends and a $24 million benefit for the release of a valuation allowance against the deferred tax assets of certain non-U.S. entities due to tax planning actions implemented in 2011.  These benefits were offset by a charge of $41 million due to an increase in prior year unrecognized tax benefits and a negative impact of $33 million from nondeductible goodwill primarily related to the divestiture of a portion of the Bucyrus distribution business.

The provision for income taxes for 2010 included a deferred tax charge of $90 million due to the enactment of U.S. healthcare legislation effectively making government subsidies received for Medicare equivalent prescription drug coverage taxable. This deferred tax charge was offset by a $34 million benefit related to the recognition of refund claims for prior tax years and a $26 million benefit for the release of a valuation allowance against the deferred tax assets of certain non-U.S. entities due to tax planning actions implemented in 2010.

We have recorded income tax expense at U.S. tax rates on all profits, except for undistributed profits of non-U.S. subsidiaries of approximately $15 billion which are considered indefinitely reinvested.  Determination of the amount of unrecognized deferred tax liability related to indefinitely reinvested profits is not feasible.  If management intentions or U.S. tax law changes in the future, there may be a significant negative impact on the provision for income taxes to record an incremental tax liability in the period the change occurs.

Accounting for income taxes under U.S. GAAP requires that individual tax-paying entities of the company offset all current deferred tax liabilities and assets within each particular tax jurisdiction and present them as a single amount in the Consolidated Financial Position. A similar procedure is followed for all noncurrent deferred tax liabilities and assets. Amounts in different tax jurisdictions cannot be offset against each other. The amount of deferred income taxes at December 31, included on the following lines in Statement 3, are as follows:

	December 31,
(Millions of dollars)	2012	2011	2010
Assets:
Deferred and refundable income taxes	$979	$1,044	$579
Noncurrent deferred and refundable income taxes	1,863	2,005	2,337
	2,842	3,049	2,916
Liabilities:
Other current liabilities	66	69	8
Other liabilities	484	559	141
Deferred income taxes—net	$2,292	$2,421	$2,767

Deferred income tax assets and liabilities:
	December 31,
(Millions of dollars)	2012	2011	2010
Deferred income tax assets:
Pension	$2,100	$2,130	$1,065
Postemployment benefits other than pensions	1,678	1,622	1,501
Tax carryforwards	663	821	1,117
Warranty reserves	358	338	253
Stock-based compensation	281	232	215
Inventory	195	148	32
Allowance for credit losses	170	131	111
Post sale discounts	141	141	142
Deferred compensation	110	102	106
Other—net	491	537	404
	6,187	6,202	4,946

Deferred income tax liabilities:
Capital and intangible assets	(2,759)	(2,866)	(1,560)
Bond discount	(249)	(37)	(38)
Translation	(173)	(193)	(169)
Undistributed profits of non-U.S. subsidiaries	(128)	(215)	—
	(3,309)	(3,311)	(1,767)
Valuation allowance for deferred tax assets	(586)	(470)	(412)
Deferred income taxes—net	$2,292	$2,421	$2,767

At December 31, 2012, approximately $633 million of U.S. state tax net operating losses (NOLs) and $139 million of U.S. state tax credit carryforwards were available. The state NOLs primarily expire between 2015 and 2031.  The state tax credit carryforwards primarily expire over the next five to ten years.  We established a valuation allowance of $144 million for those state NOLs and credit carryforwards that are more likely than not to expire prior to utilization.

At December 31, 2012, amounts and expiration dates of net operating loss carryforwards in various non-U.S. taxing jurisdictions were:

(Millions of dollars)
2013	2014	2015	2016	2017-2033	Unlimited	Total
$6	$11	$10	$8	$576	$1,135	$1,746

At December 31, 2012 a valuation allowance of $442 million has been recorded at certain non-U.S. entities that have not yet demonstrated consistent and/or sustainable profitability to support the realization of net deferred tax assets.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions, including positions impacting only the timing of tax benefits, follows.

Reconciliation of unrecognized tax benefits: [1]
	Years ended December 31,
(Millions of dollars)	2012	2011	2010
Balance at January 1,	$958	$789	$761

Additions for tax positions related to current year	64	118	21
Additions for tax positions related to prior years	178	108	59
Reductions for tax positions related to prior years	(266)	(30)	(49)
Reductions for settlements [2]	(191)	—	—
Reductions for expiration of statute of limitations	(28)	(27)	(3)

Balance at December 31,	$715	$958	$789

Amount that, if recognized, would impact the effective tax rate	$669	$835	$667

[1]	Foreign currency translation amounts are included within each line as applicable.

[2]	Includes cash payment or other reduction of assets to settle liability.

We classify interest and penalties on income taxes as a component of the provision for income taxes. We recognized a net benefit for interest and penalties of $114 million in 2012 including the impact of the 2000 through 2006 settlement discussed previously. This compares to an expense of $39 million and $27 million during the years ended December 31, 2011 and 2010, respectively. The total amount of interest and penalties accrued was $134 million, $240 million and $201 million as of December 31, 2012, 2011 and 2010, respectively.

It is reasonably possible that the amount of unrecognized tax benefits will change in the next 12 months.  The IRS is currently examining our U.S. tax returns for 2007 to 2009. In our major non-U.S. jurisdictions, tax years are typically subject to examination for three to eight years. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on our consolidated financial position, liquidity or results of operations. Due to the uncertainty related to the timing and potential outcome of these matters, we can not estimate the range of reasonably possible change in unrecognized tax benefits in the next 12 months.

Cat Financial Financing Activities	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Cat Financial Financing Activities
Cat Financial Financing Activities

A.	Wholesale inventory receivables

Wholesale inventory receivables are receivables of Cat Financial that arise when Cat Financial provides financing for a dealer’s purchase of inventory. These receivables are included in Receivables—trade and other and Long-term receivables—trade and other in Statement 3 and were $2,152 million, $1,990 million, and $1,361 million at December 31, 2012, 2011 and 2010, respectively.

Contractual maturities of outstanding wholesale inventory receivables:
(Millions of dollars)	December 31, 2012
Amounts Due In	Wholesale Installment Contracts	Wholesale Finance Leases	Wholesale Notes	Total
2013	$398	$146	$727	$1,271
2014	96	100	167	363
2015	58	74	181	313
2016	28	42	13	83
2017	12	14	6	32
Thereafter	2	—	—	2
	594	376	1,094	2,064
Guaranteed residual value	—	102	—	102
Unguaranteed residual value	—	35	—	35
Less: Unearned income	(7)	(35)	(7)	(49)
Total	$587	$478	$1,087	$2,152

Please refer to Note 17 and Table III for fair value information.

B.	Finance receivables

Finance receivables are receivables of Cat Financial, which generally can be repaid or refinanced without penalty prior to contractual maturity. Total finance receivables reported in Statement 3 are net of an allowance for credit losses.

Cat Financial provides financing only when acceptable criteria are met. Credit decisions are based on, among other things, the customer’s credit history, financial strength and intended use of equipment. Cat Financial typically maintains a security interest in retail financed equipment and requires physical damage insurance coverage on financed equipment.

Contractual maturities of outstanding finance receivables:
(Millions of dollars)	December 31, 2012
Amounts Due In	Retail Installment Contracts	Retail Finance Leases	Retail Notes	Total
2013	$1,819	$3,192	$4,068	$9,079
2014	1,357	2,144	1,836	5,337
2015	911	1,225	1,714	3,850
2016	466	600	1,175	2,241
2017	171	241	1,454	1,866
Thereafter	29	125	861	1,015
	4,753	7,527	11,108	23,388
Guaranteed residual value	—	374	—	374
Unguaranteed residual value	—	462	—	462
Less: Unearned income	(67)	(762)	(87)	(916)
Total	$4,686	$7,601	$11,021	$23,308

Please refer to Note 17 and Table III for fair value information.

C.	Credit quality of financing receivables and allowance for credit losses

Cat Financial applies a systematic methodology to determine the allowance for credit losses for finance receivables.  Based upon Cat Financial’s analysis of credit losses and risk factors, portfolio segments are as follows:

•	Customer - Finance receivables with retail customers.

•	Dealer - Finance receivables with Caterpillar dealers.

Cat Financial further evaluates portfolio segments by the class of finance receivables, which is defined as a level of information (below a portfolio segment) in which the finance receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk.  Typically, Cat Financial’s finance receivables within a geographic area have similar credit risk profiles and methods for assessing and monitoring credit risk.  Cat Financial’s classes, which align with management reporting for credit losses, are as follows:

•	North America - Finance receivables originated in the United States or Canada.

•	Europe - Finance receivables originated in Europe, Africa, Middle East and the Commonwealth of Independent States.

•	Asia Pacific - Finance receivables originated in Australia, New Zealand, China, Japan, South Korea and Southeast Asia.

•	Mining - Finance receivables related to large mining customers worldwide.

•	Latin America - Finance receivables originated in Central and South American countries and Mexico.

•
Caterpillar Power Finance - Finance receivables related to marine vessels with Caterpillar engines worldwide and Caterpillar electrical power generation, gas compression and co-generation systems and non-Caterpillar equipment that is powered by these systems worldwide.

Impaired loans and finance leases

For all classes, a loan or finance lease is considered impaired, based on current information and events, if it is probable that Cat Financial will be unable to collect all amounts due according to the contractual terms of the loan or finance lease.  Loans and finance leases reviewed for impairment include loans and finance leases that are past due, non-performing or in bankruptcy. Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due except in locations where local regulatory requirements dictate a different method, or in instances in which relevant information is known that warrants placing the loan or finance lease on non-accrual status).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed.  Cash receipts on impaired loans or finance leases are recorded against the receivable and then to any unrecognized income.

At December 31, 2012, 2011 and 2010, there were no impaired loans or finance leases for the Dealer portfolio segment.  The average recorded investment for impaired loans and finance leases within the dealer portfolio segment was zero during 2012 and 2011 and $19 million during 2010.

Individually impaired loans and finance leases for the customer portfolio segment were as follows:

	December 31, 2012
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$28	$27	$—
Europe	45	45	—
Asia Pacific	2	2	—
Mining	1	1	—
Latin America	7	7	—
Caterpillar Power Finance	295	295	—
Total	$378	$377	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$47	$43	$10
Europe	40	37	14
Asia Pacific	35	35	8
Mining	23	23	5
Latin America	43	43	12
Caterpillar Power Finance	116	112	24
Total	$304	$293	$73

Total Impaired Loans and Finance Leases
Customer
North America	$75	$70	$10
Europe	85	82	14
Asia Pacific	37	37	8
Mining	24	24	5
Latin America	50	50	12
Caterpillar Power Finance	411	407	24
Total	$682	$670	$73

	December 31, 2011
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$83	$80	$—
Europe	47	46	—
Asia Pacific	4	4	—
Mining	8	8	—
Latin America	9	9	—
Caterpillar Power Finance	175	170	—
Total	$326	$317	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$69	$64	$15
Europe	36	33	12
Asia Pacific	13	13	3
Mining	13	13	4
Latin America	25	25	6
Caterpillar Power Finance	93	92	16
Total	$249	$240	$56

Total Impaired Loans and Finance Leases
Customer
North America	$152	$144	$15
Europe	83	79	12
Asia Pacific	17	17	3
Mining	21	21	4
Latin America	34	34	6
Caterpillar Power Finance	268	262	16
Total	$575	$557	$56

	December 31, 2010
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$87	$87	$—
Europe	6	4	—
Asia Pacific	5	5	—
Mining	8	8	—
Latin America	3	3	—
Caterpillar Power Finance	174	174	—
Total	$283	$281	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$191	$185	$44
Europe	62	57	15
Asia Pacific	27	27	7
Mining	—	—	—
Latin America	44	43	9
Caterpillar Power Finance	34	33	4
Total	$358	$345	$79

Total Impaired Loans and Finance Leases
Customer
North America	$278	$272	$44
Europe	68	61	15
Asia Pacific	32	32	7
Mining	8	8	—
Latin America	47	46	9
Caterpillar Power Finance	208	207	4
Total	$641	$626	$79

	Years ended December 31,
	2012		2011		2010
(Millions of dollars)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$50	$3	$91	$4	$39	$2
Europe	45	1	11	—	7	—
Asia Pacific	3	—	5	—	6	—
Mining	8	—	8	1	3	—
Latin America	6	—	9	1	5	—
Caterpillar Power Finance	220	2	221	6	92	—
Total	$332	$6	$345	$12	$152	$2

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$58	$1	$142	$5	$271	$11
Europe	43	2	50	2	85	4
Asia Pacific	27	2	17	1	34	3
Mining	38	2	6	—	6	—
Latin America	43	2	39	2	39	3
Caterpillar Power Finance	99	—	83	—	17	—
Total	$308	$9	$337	$10	$452	$21

Total Impaired Loans and Finance Leases
Customer
North America	$108	$4	$233	$9	$310	$13
Europe	88	3	61	2	92	4
Asia Pacific	30	2	22	1	40	3
Mining	46	2	14	1	9	—
Latin America	49	2	48	3	44	3
Caterpillar Power Finance	319	2	304	6	109	—
Total	$640	$15	$682	$22	$604	$23

Non-accrual and past due loans and finance leases

For all classes, Cat Financial considers a loan or finance lease past due if any portion of a contractual payment is due and unpaid for more than 30 days.  Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due except in locations where local regulatory requirements dictate a different method, or in instances in which relevant information is known that warrants placing the loan or finance lease on non-accrual status).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed.

As of December 31, 2012, 2011 and 2010, there were no loans or finance leases on non-accrual status for the Dealer portfolio segment.

The investment in customer loans and finance leases on non-accrual status was as follows:

	December 31,
(Millions of dollars)	2012	2011	2010
Customer
North America	$59	$112	$217
Europe	38	58	89
Asia Pacific	36	24	24
Mining	12	12	7
Latin America	148	108	139
Caterpillar Power Finance	220	158	163
Total	$513	$472	$639

Aging related to loans and finance leases was as follows:

(Millions of dollars)	December 31, 2012
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$35	$8	$52	$95	$5,872	$5,967	$—
Europe	23	9	36	68	2,487	2,555	6
Asia Pacific	53	19	54	126	2,912	3,038	18
Mining	—	1	12	13	1,960	1,973	—
Latin America	62	19	138	219	2,500	2,719	—
Caterpillar Power Finance	15	14	126	155	3,017	3,172	4
Dealer
North America	—	—	—	—	2,063	2,063	—
Europe	—	—	—	—	185	185	—
Asia Pacific	—	—	—	—	751	751	—
Mining	—	—	—	—	1	1	—
Latin America	—	—	—	—	884	884	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Total	$188	$70	$418	$676	$22,632	$23,308	$28

(Millions of dollars)	December 31, 2011
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$74	$39	$111	$224	$5,378	$5,602	$9
Europe	27	11	57	95	2,129	2,224	10
Asia Pacific	47	23	38	108	2,769	2,877	14
Mining	—	—	12	12	1,473	1,485	—
Latin America	32	15	99	146	2,339	2,485	—
Caterpillar Power Finance	14	16	125	155	2,765	2,920	25
Dealer
North America	—	—	—	—	1,689	1,689	—
Europe	—	—	—	—	57	57	—
Asia Pacific	—	—	—	—	161	161	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	480	480	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Total	$194	$104	$442	$740	$19,240	$19,980	$58

(Millions of dollars)	December 31, 2010
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$139	$44	$228	$411	$6,037	$6,448	$27
Europe	27	12	106	145	2,365	2,510	26
Asia Pacific	63	17	37	117	2,537	2,654	12
Mining	—	—	—	—	875	875	—
Latin America	44	16	144	204	2,222	2,426	1
Caterpillar Power Finance	18	17	54	89	2,978	3,067	25
Dealer
North America	—	—	—	—	1,291	1,291	—
Europe	—	—	—	—	41	41	—
Asia Pacific	—	—	—	—	151	151	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	457	457	—
Caterpillar Power Finance	—	—	—	—	3	3	—
Total	$291	$106	$569	$966	$18,957	$19,923	$91

Allowance for credit loss activity

In estimating the allowance for credit losses, Cat Financial reviews loans and finance leases that are past due, non-performing or in bankruptcy. An analysis of the allowance for credit losses during 2012, 2011 and 2010 was as follows:

(Millions of dollars)	December 31, 2012
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$360	$6	$366
Receivables written off	(149)	—	(149)
Recoveries on receivables previously written off	47	—	47
Provision for credit losses	157	3	160
Other	(1)	—	(1)
Balance at end of year	$414	$9	$423

Individually evaluated for impairment	$73	$—	$73
Collectively evaluated for impairment	341	9	350
Ending Balance	$414	$9	$423

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$682	$—	$682
Collectively evaluated for impairment	18,742	3,884	22,626
Ending Balance	$19,424	$3,884	$23,308

(Millions of dollars)	December 31, 2011
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$357	$5	$362
Receivables written off	(210)	—	(210)
Recoveries on receivables previously written off	52	—	52
Provision for credit losses	167	1	168
Other	(6)	—	(6)
Balance at end of year	$360	$6	$366

Individually evaluated for impairment	$56	$—	$56
Collectively evaluated for impairment	304	6	310
Ending Balance	$360	$6	$366

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$575	$—	$575
Collectively evaluated for impairment	17,018	2,387	19,405
Ending Balance	$17,593	$2,387	$19,980

(Millions of dollars)	December 31, 2010
Allowance for Credit Losses:
Balance at beginning of year	$376
Receivables written off	(288)
Recoveries on receivables previously written off	51
Provision for credit losses	205
Adjustment to adopt consolidation of variable-interest entities	18
Other–net	—
Balance at end of year	$362

(Millions of dollars)	December 31, 2010
	Customer	Dealer	Total
Individually evaluated for impairment	$79	$—	$79
Collectively evaluated for impairment	278	5	283
Ending Balance	$357	$5	$362

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$641	$—	$641
Collectively evaluated for impairment	17,339	1,943	19,282
Ending Balance	$17,980	$1,943	$19,923

Credit quality of finance receivables

The credit quality of finance receivables is reviewed on a monthly basis.  Credit quality indicators include performing and non-performing.  Non-performing is defined as finance receivables currently over 120 days past due and/or on non-accrual status or in bankruptcy.  Finance receivables not meeting the criteria listed above are considered performing.  Non-performing receivables have the highest probability for credit loss.  The allowance for credit losses attributable to non-performing receivables is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, Cat Financial estimates the current fair market value of the collateral. In addition, Cat Financial considers credit enhancements such as additional collateral and contractual third-party guarantees in determining the allowance for credit losses attributable to non-performing receivables.

The recorded investment in performing and non-performing finance receivables was as follows:

(Millions of dollars)	December 31, 2012
	Customer	Dealer	Total
Performing
North America	$5,908	$2,063	$7,971
Europe	2,517	185	2,702
Asia Pacific	3,002	751	3,753
Mining	1,961	1	1,962
Latin America	2,571	884	3,455
Caterpillar Power Finance	2,952	—	2,952
Total Performing	$18,911	$3,884	$22,795

Non-Performing
North America	$59	$—	$59
Europe	38	—	38
Asia Pacific	36	—	36
Mining	12	—	12
Latin America	148	—	148
Caterpillar Power Finance	220	—	220
Total Non-Performing	$513	$—	$513

Performing & Non-Performing
North America	$5,967	$2,063	$8,030
Europe	2,555	185	2,740
Asia Pacific	3,038	751	3,789
Mining	1,973	1	1,974
Latin America	2,719	884	3,603
Caterpillar Power Finance	3,172	—	3,172
Total	$19,424	$3,884	$23,308

(Millions of dollars)	December 31, 2011
	Customer	Dealer	Total
Performing
North America	$5,490	$1,689	$7,179
Europe	2,166	57	2,223
Asia Pacific	2,853	161	3,014
Mining	1,473	—	1,473
Latin America	2,377	480	2,857
Caterpillar Power Finance	2,762	—	2,762
Total Performing	$17,121	$2,387	$19,508

Non-Performing
North America	$112	$—	$112
Europe	58	—	58
Asia Pacific	24	—	24
Mining	12	—	12
Latin America	108	—	108
Caterpillar Power Finance	158	—	158
Total Non-Performing	$472	$—	$472

Performing & Non-Performing
North America	$5,602	$1,689	$7,291
Europe	2,224	57	2,281
Asia Pacific	2,877	161	3,038
Mining	1,485	—	1,485
Latin America	2,485	480	2,965
Caterpillar Power Finance	2,920	—	2,920
Total	$17,593	$2,387	$19,980

(Millions of dollars)	December 31, 2010
	Customer	Dealer	Total
Performing
North America	$6,231	$1,291	$7,522
Europe	2,421	41	2,462
Asia Pacific	2,630	151	2,781
Mining	868	—	868
Latin America	2,287	457	2,744
Caterpillar Power Finance	2,904	3	2,907
Total Performing	$17,341	$1,943	$19,284

Non-Performing
North America	$217	$—	$217
Europe	89	—	89
Asia Pacific	24	—	24
Mining	7	—	7
Latin America	139	—	139
Caterpillar Power Finance	163	—	163
Total Non-Performing	$639	$—	$639

Performing & Non-Performing
North America	$6,448	$1,291	$7,739
Europe	2,510	41	2,551
Asia Pacific	2,654	151	2,805
Mining	875	—	875
Latin America	2,426	457	2,883
Caterpillar Power Finance	3,067	3	3,070
Total	$17,980	$1,943	$19,923

Troubled Debt Restructurings

A restructuring of a loan or finance lease receivable constitutes a troubled debt restructuring (TDR) when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties.  Concessions granted may include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses.  The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, Cat Financial estimates the current fair market value of the collateral. In addition, Cat Financial factors in credit enhancements such as additional collateral and contractual third-party guarantees in determining the allowance for credit losses attributable to TDRs.

There were no loans or finance lease receivables modified as TDRs during the years ended December 31, 2012 and 2011 for the Dealer portfolio segment.

Loan and finance lease receivables in the customer portfolio segment modified as TDRs during the years ended December 31, 2012 and 2011, were as follows:

(Dollars in millions)	Year ended December 31, 2012			Year ended December 31, 2011
	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	98	$15	$15	71	$13	$13
Europe [1]	21	8	8	7	44	44
Asia Pacific	12	3	3	—	—	—
Mining	—	—	—	—	—	—
Latin America	41	5	5	12	10	10
Caterpillar Power Finance [2,3]	27	253	253	35	117	117
Total [4]	199	$284	$284	125	$184	$184

[1]	One customer comprises $43 million of the $44 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2011.

[2]
Ten customers comprise $248 million of the $253 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2012. Three customers comprise $104 million of the $117 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2011.

[3]
During the years ended December 31, 2012 and 2011, $24 million and $15 million, respectively, of additional funds were subsequently loaned to a borrower whose terms had been modified in a TDR. The $24 million and $15 million of additional funds are not reflected in the table above as no incremental modifications have been made with the borrower during the periods presented. At December 31, 2012, remaining commitments to lend additional funds to a borrower whose terms have been modified in a TDR were $1 million.

[4]	Modifications include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

TDRs in the customer portfolio segment with a payment default during the years ended December 31, 2012 and 2011, which had been modified within twelve months prior to the default date, were as follows:

(Dollars in millions)	Year ended December 31, 2012		Year ended December 31, 2011
	Number of Contracts	Post-TDR Recorded Investment	Number of Contracts	Post-TDR Recorded Investment
Customer
North America	49	$4	48	$26
Europe	—	—	1	1
Asia Pacific	2	1	—	—
Mining	—	—	—	—
Latin America	—	—	7	4
Caterpillar Power Finance [1]	16	21	14	70
Total	67	$26	70	$101

[1]
Two customers comprise $19 million of the $21 million post-TDR recorded investment for the year ended December 31, 2012. Two customers comprise $65 million of the $70 million post-TDR recorded investment for the year ended December 31, 2011.

D.	Securitized Retail Installment Sale Contracts and Finance Leases

Cat Financial has periodically transfered certain finance receivables relating to their retail installment sale contracts and finance leases to special-purpose entities (SPEs) as part of their asset-backed securitization program.  These SPEs were concluded to be VIEs. Cat Financial determined that they were the primary beneficiary based on their power to direct activities through their role as servicer and their obligation to absorb losses and right to receive benefits and therefore consolidated these securitization SPEs.

On April 25, 2011, Cat Financial exercised a clean-up call on their only outstanding asset-backed securitization transaction.  As a result, Cat Financial had no assets or liabilities related to their securitization program as of  December 31, 2012 or 2011.  The restricted assets (Receivables-finance, Long-term receivables-finance, Prepaid expenses and other current assets, and Other assets) of the consolidated SPEs totaled $136 million at December 31, 2010.  The liabilities (Accrued expenses and Long-term debt due within one year-Financial Products) of the consolidated SPEs totaled $73 million at December 31, 2010.

Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories

Inventories (principally using the LIFO method) are comprised of the following:

	December 31,
(Millions of dollars)	2012	2011	2010
Raw materials	$3,573	$3,766	$2,766
Work-in-process	2,920	2,959	1,483
Finished goods	8,767	7,562	5,098
Supplies	287	257	240
Total inventories	$15,547	$14,544	$9,587

We had long-term material purchase obligations of approximately $2,421 million at December 31, 2012.

Property, plant and equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment

		December 31,
(Millions of dollars)	Useful Lives (Years)	2012	2011	2010
Land	—	$723	$753	$682
Buildings and land improvements	20-45	6,214	5,857	5,174
Machinery, equipment and other	3-10	16,073	14,435	13,414
Equipment leased to others	1-10	4,658	4,285	4,444
Construction-in-process	—	2,264	1,996	1,192

Total property, plant and equipment, at cost		29,932	27,326	24,906
Less: Accumulated depreciation		(13,471)	(12,931)	(12,367)
Property, plant and equipment–net		$16,461	$14,395	$12,539

We had commitments for the purchase or construction of capital assets of approximately $569 million at December 31, 2012.

Assets recorded under capital leases: [1]
	December 31,
(Millions of dollars)	2012	2011	2010
Gross capital leases [2]	$134	$131	$251
Less: Accumulated depreciation	(58)	(75)	(134)
Net capital leases	$76	$56	$117

[1]	Included in Property, plant and equipment table above.

[2]	Consists primarily of machinery and equipment.

At December 31, 2012, scheduled minimum rental payments on assets recorded under capital leases were:

(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter
$15	$10	$7	$18	$4	$34

Equipment leased to others (primarily by Cat Financial):
	December 31,
(Millions of dollars)	2012	2011	2010
Equipment leased to others–at original cost	$4,658	$4,285	$4,444
Less: Accumulated depreciation	(1,383)	(1,406)	(1,533)
Equipment leased to others–net	$3,275	$2,879	$2,911

At December 31, 2012, scheduled minimum rental payments to be received for equipment leased to others were:

(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter
$798	$551	$337	$187	$74	$35

Investments in unconsolidated affiliated companies	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investments in unconsolidated affiliated companies
Investments in unconsolidated affiliated companies

Combined financial information of the unconsolidated affiliated companies accounted for by the equity method (generally on a lag of 3 months or less) was as follows:

Results of Operations of unconsolidated affiliated companies:
	Years ended December 31,
(Millions of dollars)	2012	2011	2010
Results of Operations:
Sales	$1,084	$966	$812
Cost of sales	872	797	627
Gross profit	$212	$169	$185

Profit (loss)	$28	$(46)	$(36)

Financial Position of unconsolidated affiliated companies:
	December 31,
(Millions of dollars)	2012	2011	2010
Financial Position:
Assets:
Current assets	$715	$345	$414
Property, plant and equipment–net	529	200	196
Other assets	616	9	39
	1,860	554	649
Liabilities:
Current liabilities	443	220	274
Long-term debt due after one year	708	72	72
Other liabilities	170	17	40
	1,321	309	386
Equity	$539	$245	$263

Caterpillar’s investments in unconsolidated affiliated companies:
	December 31,
(Millions of dollars)	2012	2011	2010
Investments in equity method companies	$256	$111	$135
Plus: Investments in cost method companies	16	22	29
Total investments in unconsolidated affiliated companies	$272	$133	$164

The increase in the 2012 financial position and equity investments amounts relate to the sale of a majority interest in Caterpillar's third party logistics business, which occurred on July 31, 2012. Under the terms of the agreement, Caterpillar retained a 35 percent equity interest. The increase is also related to the acquisition of an equity interest in Black Horse LLC, which occurred on December 5, 2012.

The decrease in the 2011 financial position and equity investments amounts from 2010 primarily relate to the sale of our ownership in NC2 Global LLC (NC2), which occurred on September 29, 2011.

At December 31, 2012, consolidated Profit employed in the business in Statement 3 included no net undistributed profits of the unconsolidated affiliated companies.

Intangible assets and goodwill	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and goodwill
Intangible assets and goodwill

A.	Intangible assets

Intangible assets are comprised of the following:

		December 31, 2012
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,756	$(377)	$2,379
Intellectual property	12	1,767	(342)	1,425
Other	10	299	(105)	194
Total finite-lived intangible assets	13	4,822	(824)	3,998
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,840	$(824)	$4,016

		December 31, 2011
	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,811	$(213)	$2,598
Intellectual property	11	1,794	(244)	1,550
Other	11	299	(97)	202
Total finite-lived intangible assets	13	4,904	(554)	4,350
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,922	$(554)	$4,368

		December 31, 2010
	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	17	$630	$(108)	$522
Intellectual property	9	306	(166)	140
Other	13	197	(72)	125
Total finite-lived intangible assets	14	1,133	(346)	787
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$1,151	$(346)	$805

During 2012, we acquired finite-lived intangible assets aggregating $120 million due to purchases of Siwei ($112 million) and Caterpillar Tohoku Ltd. (Cat Tohoku) ($8 million). See Note 23 for details on these acquisitions.

Customer relationship intangibles of $207 million, net of accumulated amortization of $93 million, were reclassified from Intangible assets to held for sale and/or divested during 2012, primarily related to the divestiture of portions of the Bucyrus distribution business and our third party logistics business, and are not included in the December 31, 2012 balances in the table above. See Note 25 for additional information on assets held for sale.

Customer relationship intangibles of $51 million, net of accumulated amortization of $29 million, from the All Other segment were impaired during 2012. Fair value of the intangibles was determined using an income approach based on the present value of discounted cash flows. The impairment of $22 million was recognized in Other operating (income) expenses in Statement 1 and included in the All Other segment.

During 2011, we acquired finite-lived intangible assets aggregating $4,167 million primarily due to purchases of Bucyrus International, Inc. (Bucyrus) ($3,901 million), Pyroban Group Ltd. (Pyroban) ($41 million) and MWM Holding GmbH (MWM) ($221 million).  See Note 23 for details on these acquisitions.

As described in Note 25, we sold customer relationship intangibles of $63 million associated with the divestiture of a portion of the Bucyrus distribution business in December 2011.  Additionally, $186 million of customer relationship intangibles were classified as held for sale at December 31, 2011, and are not included in the table above.

During 2010, we acquired finite-lived intangible assets aggregating $409 million primarily due to purchases of Electro-Motive Diesel, Inc. (EMD) ($329 million), GE Transportation’s Inspection Products business ($28 million), JCS Company, Ltd. (JCS) ($12 million) and FCM Rail Ltd. (FCM) ($10 million).  Also, associated with the purchase of EMD, we acquired $18 million of indefinite-lived intangible assets.  See Note 23 for details on these acquisitions.

Finite-lived intangible assets are amortized over their estimated useful lives and tested for impairment if events or changes in circumstances indicate that the asset may be impaired.  Indefinite-lived intangible assets are tested for impairment at least annually.

Amortization expense related to intangible assets was $387 million, $233 million and $76 million for 2012, 2011 and 2010, respectively.

As of December 31, 2012, amortization expense related to intangible assets is expected to be:

(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter
$380	$375	$371	$365	$359	$2,166

B.	Goodwill

As discussed in Note 23, we recorded goodwill of $625 million related to our May 2012 acquisition of Siwei. In November 2012, Caterpillar became aware of inventory accounting discrepancies at Siwei which led to an internal investigation. Caterpillar's investigation determined that Siwei had engaged in accounting misconduct prior to Caterpillar's acquisition of Siwei in mid-2012. The accounting misconduct included inappropriate accounting practices involving improper cost allocation that resulted in overstated profit and improper revenue recognition practices involving early and, at times unsupported, revenue recognition.

Because of the accounting misconduct identified in the fourth quarter of 2012, Siwei's goodwill was tested for impairment as of November 30, 2012. We determined the carrying value of Siwei, which is a separate reporting unit, exceeded its fair value at the measurement date, requiring step two in the impairment test process.  The fair value of the Siwei reporting unit was determined primarily using an income approach based on the present value of discounted cash flows. We assigned the fair value to the reporting unit's assets and liabilities and determined the implied fair value of goodwill was substantially below the carrying value of the reporting unit's goodwill.  Accordingly, we recognized a $580 million goodwill impairment charge, which resulted in goodwill of $45 million remaining for Siwei as of December 31, 2012. The goodwill impairment was a result of changes in the assumptions used to determine the fair value resulting from the accounting misconduct that occurred before the acquisition. There was no tax benefit associated with this impairment charge. The Siwei goodwill impairment charge is reported in the Resource Industries segment.

Additionally, during 2012, we recorded goodwill of $22 million related to the acquisition of Cat Tohoku and finalized the allocation of the Bucyrus and MWM purchase prices to identifiable assets and liabilities, adjusting goodwill from our December 31, 2011 preliminary allocation for Bucyrus and MWM by a reduction of $28 million and an increase of $9 million, respectively. See Note 23 for details on these acquisitions.

During 2011, we acquired net assets with related goodwill aggregating $5,026 million primarily due to purchases of Bucyrus ($4,616 million), Pyroban ($23 million) and MWM ($387 million).  See Note 23 for details on these acquisitions.

During 2010, we acquired net assets with related goodwill of $286 million as part of the purchase of EMD.  In 2010, we also acquired net assets with related goodwill as part of the purchases of FCM ($17 million), GE Transportation’s Inspection Products business ($15 million), JCS ($8 million) and other acquisitions ($8 million).  See Note 23 for details on these acquisitions.

Goodwill of $181 million and $409 million was reclassified to held for sale and/or divested during 2012 and 2011, respectively, primarily related to the divestiture of portions of the Bucyrus distribution business, and is not included in the December 31, 2012 and 2011 respective balances in the table below. No goodwill was disposed of or held for sale in 2010. See Note 25 for additional information on divestitures and assets held for sale.

As discussed in Note 22 – Segment Information, during 2011, we revised our reportable segments in line with the changes to our organizational structure that were announced during 2010.  Our reporting units did not significantly change as a result of the changes to our reportable segments.

The changes in carrying amount of goodwill by reportable segment for the years ended December 31, 2012, 2011 and 2010 were as follows:

(Millions of dollars)	December 31, 2011	Acquisitions	Held for Sale and Business Divestitures [1]	Impairment Loss	Other Adjustments [2]	December 31, 2012
Construction Industries
Goodwill	$378	$22	$—	$—	$(18)	$382
Resource Industries
Goodwill	4,121	597	(181)	—	22	4,559
Impairments	(22)	—	—	(580)	—	(602)
Net goodwill	4,099	597	(181)	(580)	22	3,957
Power Systems
Goodwill	2,486	9	—	—	(9)	2,486
All Other [3]
Goodwill	117	—	—	—	—	117
Consolidated total
Goodwill	7,102	628	(181)	—	(5)	7,544
Impairments	(22)	—	—	(580)	—	(602)
Net goodwill	$7,080	$628	$(181)	$(580)	$(5)	$6,942

	December 31, 2010	Acquisitions	Held for Sale and Business Divestitures [1]	Impairment Loss	Other Adjustments [2]	December 31, 2011
Construction Industries
Goodwill	$357	$—	$—	$—	$21	$378
Resource Industries
Goodwill	73	4,616	(397)	—	(171)	4,121
Impairments	(22)	—	—	—	—	(22)
Net goodwill	51	4,616	(397)	—	(171)	4,099
Power Systems
Goodwill	2,077	410	—	—	(1)	2,486
All Other [3]
Goodwill	129	—	(12)	—	—	117
Consolidated total
Goodwill	2,636	5,026	(409)	—	(151)	7,102
Impairments	(22)	—	—	—	—	(22)
Net goodwill	$2,614	$5,026	$(409)	$—	$(151)	$7,080

	December 31, 2009	Acquisitions	Held for Sale and Business Divestitures [1]	Impairment Loss	Other Adjustments [2]	December 31, 2010
Construction Industries
Goodwill	$342	$5	$—	$—	$10	$357
Resource Industries
Goodwill	69	3	—	—	1	73
Impairments	(22)	—	—	—	—	(22)
Net goodwill	47	3	—	—	1	51
Power Systems
Goodwill	1,751	326	—	—	—	2,077
All Other [3]
Goodwill	129	—	—	—	—	129
Consolidated total
Goodwill	2,291	334	—	—	11	2,636
Impairments	(22)	—	—	—	—	(22)
Net goodwill	$2,269	$334	$—	$—	$11	$2,614

[1]	See Note 25 for additional information.

[2]	Other adjustments are comprised primarily of foreign currency translation.

[3]	Includes All Other operating segment (See Note 22).

Available-for-sale securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale securities
Available-for-sale securities

We have investments in certain debt and equity securities, primarily at Cat Insurance, that have been classified as available-for-sale and recorded at fair value based upon quoted market prices.  These investments are primarily included in Other assets in Statement 3.  Unrealized gains and losses arising from the revaluation of available-for-sale securities are included, net of applicable deferred income taxes, in equity (Accumulated other comprehensive income (loss) in Statement 3).  Realized gains and losses on sales of investments are generally determined using the FIFO (first-in, first-out) method for debt instruments and the specific identification method for equity securities.  Realized gains and losses are included in Other income (expense) in Statement 1.

	December 31, 2012			December 31, 2011			December 31, 2010
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$10	$—	$10	$10	$—	$10	$12	$—	$12
Other U.S. and non-U.S. government bonds	144	2	146	90	2	92	76	1	77

Corporate bonds
Corporate bonds	626	38	664	542	30	572	481	30	511
Asset-backed securities	96	—	96	112	(1)	111	136	—	136

Mortgage-backed debt securities
U.S. governmental agency	291	8	299	297	13	310	258	15	273
Residential	26	(1)	25	33	(3)	30	43	(3)	40
Commercial	117	10	127	142	3	145	164	4	168

Equity securities
Large capitalization value	147	38	185	127	21	148	100	22	122
Smaller company growth	22	12	34	22	7	29	23	8	31
Total	$1,479	$107	$1,586	$1,375	$72	$1,447	$1,293	$77	$1,370

During 2012, 2011 and 2010, charges for other-than-temporary declines in the market values of securities were $2 million, $5 million and $3 million, respectively.  These charges were accounted for as a realized loss and were included in Other income (expense) in Statement 1.  The cost basis of the impacted securities was adjusted to reflect these charges.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2012
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Asset-backed securities	$—	$—	$20	$3	$20	$3

Mortgage-backed debt securities
U.S. governmental agency	84	1	15	—	99	1
Residential	—	—	14	1	14	1

Equity securities
Large capitalization value	25	2	10	1	35	3
Total	$109	$3	$59	$5	$168	$8

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2011
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$54	$1	$1	$—	$55	$1
Asset-backed securities	1	—	20	5	21	5

Mortgage-backed debt securities
U.S. governmental agency	51	1	—	—	51	1
Residential	3	—	18	3	21	3
Commercial	15	—	8	1	23	1

Equity securities
Large capitalization value	36	5	6	1	42	6
Smaller company growth	4	1	—	—	4	1
Total	$164	$8	$53	$10	$217	$18

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:
	December 31, 2010
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Asset-backed securities	$19	$—	$19	$4	$38	$4

Mortgage-backed debt securities
Residential	2	—	25	4	27	4
Commercial	3	—	14	1	17	1

Equity securities
Large capitalization value	14	1	12	2	26	3
Total	$38	$1	$70	$11	$108	$12

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Corporate Bonds.  The unrealized losses on our investments in asset-backed securities relate primarily to changes in interest rates and credit-related yield spreads since time of purchase.  We do not intend to sell the investments and it is not likely that we will be required to sell the investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2012.

Mortgage-Backed Debt Securities.  The unrealized losses on our investments in mortgage-backed securities and mortgage-related asset-backed securities relate primarily to the continuation of elevated housing delinquencies and default rates, risk aversion and credit-related yield spreads since time of purchase.  We do not intend to sell the investments and it is not likely that we will be required to sell these investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2012.

Equity Securities.  Cat Insurance maintains a well-diversified equity portfolio consisting of two specific mandates:  large capitalization value stocks and smaller company growth stocks.  Overall U.S. equity valuations were marginally lower for the fourth quarter of 2012 as concerns over economic growth and the fiscal budget outweighed strong earnings and stimulus measures. We do not consider these investments to be other-than-temporarily impaired as of December 31, 2012.

The cost basis and fair value of the available-for-sale debt securities at December 31, 2012, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay and creditors may have the right to call obligations.

	December 31, 2012
(Millions of dollars)	Cost Basis	Fair Value
Due in one year or less	$161	$162
Due after one year through five years	595	623
Due after five years through ten years	78	90
Due after ten years	42	41
U.S. governmental agency mortgage-backed securities	291	299
Residential mortgage-backed securities	26	25
Commercial mortgage-backed securities	117	127
Total debt securities – available-for-sale	$1,310	$1,367

Sales of Securities:
	Years Ended December 31,
(Millions of dollars)	2012	2011	2010
Proceeds from the sale of available-for-sale securities	$306	$247	$228
Gross gains from the sale of available-for-sale securities	$6	$4	$10
Gross losses from the sale of available-for-sale securities	$—	$1	$1

Postemployment benefit plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Postemployment benefit plans
Postemployment benefit plans

We have both U.S. and non-U.S. pension plans covering substantially all of our U.S. employees and a portion of our non-U.S. employees, located primarily in Europe, Japan and Brazil. Our defined benefit plans provide a benefit based on years of service and/or the employee’s average earnings near retirement. Our defined contribution plans allow employees to contribute a portion of their salary to help save for retirement, and in certain cases, we provide a matching contribution. We also have defined benefit retirement health care and life insurance plans covering substantially all of our U.S. employees.

As announced in August 2010, on January 1, 2011, our retirement benefits for U.S. support and management employees began transitioning from defined benefit pension plans to defined contribution plans.  The transition date was determined for each employee based upon age and years of service or proximity to retirement.  Pension benefit accruals were frozen for certain employees on December 31, 2010, and will freeze for remaining employees on December 31, 2019. On the respective transition dates employees move to a retirement benefit that provides a frozen pension benefit and a 401(k) plan that provides an annual employer contribution. The plan change required a re-measurement as of August 31, 2010, which resulted in an increase in our Liability for postemployment benefits of $1.32 billion and a decrease in Accumulated other comprehensive income (loss) of $831 million net of tax.  The increase in the liability was due to a decline in the discount rate and lower than expected asset returns at the re-measurement date.  Curtailment expense of $28 million was also recognized in 2010 as a result of the plan change.

In February 2012, we announced the closure of the Electro-Motive Diesel facility located in London, Ontario. As a result of the closure, we recognized a $37 million other postretirement benefits curtailment gain. This excludes a $21 million loss of a third-party receivable for other postretirement benefits that was eliminated due to the closure. In addition, a $10 million special termination benefit expense was recognized related to statutory pension benefits required to be paid to certain affected employees. As a result, a net gain of $6 million related to the facility closure was recognized in Other operating (income) expenses in Statement 1.

In August 2012, we announced changes to our U.S. hourly pension plan, which impacted certain hourly employees. For impacted employees, pension benefit accruals will freeze on January 1, 2013 or January 1, 2016, at which time employees will become eligible for various provisions of company sponsored 401(k) plans including a matching contribution and an annual employer contribution. The plan changes resulted in a curtailment and required a remeasurement as of August 31, 2012. The curtailment and the remeasurement resulted in a net increase in our Liability for postemployment benefits of $243 million and a net loss of $153 million, net of tax, recognized in Accumulated other comprehensive income (loss). The increase in the liability was primarily due to a decline in the discount rate. Also, the curtailment resulted in expense of $7 million which was recognized in Other operating (income) expenses in Statement 1.

A.	Benefit obligations

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Change in benefit obligation:
Benefit obligation, beginning of year	$14,782	$13,024	$12,064	$4,299	$3,867	$3,542	$5,381	$5,184	$4,537
Service cost	185	158	210	108	115	92	92	84	68
Interest cost	609	651	652	182	182	162	221	253	245
Plan amendments	—	1	4	12	(24)	35	(38)	(121)	—
Actuarial losses (gains)	1,168	1,635	1,140	385	312	153	186	306	602
Foreign currency exchange rates	—	—	—	49	(32)	34	(11)	(19)	14
Participant contributions	—	—	—	9	9	9	48	44	45
Benefits paid - gross	(831)	(823)	(820)	(190)	(187)	(168)	(394)	(388)	(379)
Less: federal subsidy on benefits paid	—	—	—	—	—	—	16	14	15
Curtailments, settlements and special termination benefits	—	(3)	(235)	(67)	(83)	(52)	(48)	(6)	—
Acquisitions, divestitures and other [1]	—	139	9	(50)	140	60	—	30	37
Benefit obligation, end of year	$15,913	$14,782	$13,024	$4,737	$4,299	$3,867	$5,453	$5,381	$5,184
Accumulated benefit obligation, end of year	$15,132	$14,055	$12,558	$4,329	$3,744	$3,504

Weighted-average assumptions used to determine benefit obligation:
Discount rate [2]	3.7%	4.3%	5.1%	3.7%	4.3%	4.6%	3.7%	4.3%	5.0%
Rate of compensation increase [2]	4.5%	4.5%	4.5%	3.9%	3.9%	4.2%	4.4%	4.4%	4.4%

[1]	See Note 23 regarding the acquisitions of Electro-Motive Diesel in 2010 and Bucyrus International in 2011. See Note 25 regarding the divestiture of the third party logistics business in 2012.

[2]	End of year rates are used to determine net periodic cost for the subsequent year. See Note 12E.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2012 service and interest cost components of other postretirement benefit cost	$27	$(22)
Effect on accumulated postretirement benefit obligation	$343	$(285)

B.	Plan assets

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Change in plan assets:
Fair value of plan assets, beginning of year	$9,997	$10,760	$9,029	$2,818	$2,880	$2,797	$814	$996	$1,063
Actual return on plan assets	1,235	(270)	1,628	368	(83)	193	117	(45)	129
Foreign currency exchange rates	—	—	—	47	(1)	17	—	—	—
Company contributions	580	212	919	446	234	58	204	207	138
Participant contributions	—	—	—	9	9	9	48	44	45
Benefits paid	(831)	(823)	(820)	(190)	(187)	(168)	(394)	(388)	(379)
Settlements and special termination benefits	—	—	—	(72)	(41)	(51)	—	—	—
Acquisitions / other [1]	—	118	4	—	7	25	—	—	—
Fair value of plan assets, end of year	$10,981	$9,997	$10,760	$3,426	$2,818	$2,880	$789	$814	$996

[1]	See Note 23 regarding the acquisitions of Electro-Motive Diesel in 2010 and Bucyrus International in 2011.

Our U.S. pension target asset allocations reflect our investment strategy of maximizing the long-term rate of return on plan assets and the resulting funded status, within an appropriate level of risk. In August 2012, as part of our pension de-risking strategy, we revised our U.S. investment policy to better align assets with liabilities and reduce risk in our portfolio. Our current target allocations for the U.S. pension plans are 70 percent equities and 30 percent fixed income.  Within equity securities, approximately 65 percent includes investments in U.S. large cap, small cap and private companies.  The remaining portion is invested in international companies, including emerging markets.  Fixed income securities primarily include corporate bonds, mortgage-backed securities and U.S. Treasuries. While target allocation percentages will vary over time, our current strategy is to gradually reduce our equity allocation. Target allocation policies will be revisited periodically to ensure they reflect the overall objectives of the fund.

In general, our non-U.S. pension target asset allocations reflect our investment strategy of maximizing the long-term rate of return on plan assets and the resulting funded status, within an appropriate level of risk.  The weighted-average target allocations for the non-U.S. pension plans are 58 percent equities, 31 percent fixed income, 7 percent real estate and 4 percent other.  The target allocations for each plan vary based upon local statutory requirements, demographics of plan participants and funded status.  Plan assets are primarily invested in non-U.S. securities.

Our target allocations for the other postretirement benefit plans are 80 percent equities and 20 percent fixed income.  Within equity securities, approximately two-thirds include investments in U.S. large cap and small cap companies.  The remaining portion is invested in international companies, including emerging markets.  Fixed income securities primarily include corporate bonds, mortgage-backed securities and U.S. Treasuries.

The U.S. plans are rebalanced to plus or minus 5 percentage points of the target asset allocation ranges on a monthly basis.  The frequency of rebalancing for the non-U.S. plans varies depending on the plan. As a result of our diversification strategies, there are no significant concentrations of risk within the portfolio of investments except for the holdings in Caterpillar stock as discussed below.

The use of certain derivative instruments is permitted where appropriate and necessary for achieving overall investment policy objectives.  The plans do not engage in derivative contracts for speculative purposes.

The accounting guidance on fair value measurements specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques (Level 1, 2 and 3).  See Note 17 for a discussion of the fair value hierarchy.

Fair values are determined as follows:

•	Equity securities are primarily based on valuations for identical instruments in active markets.

•	Fixed income securities are primarily based upon models that take into consideration such market-based factors as recent sales, risk-free yield curves and prices of similarly rated bonds.

•	Real estate is stated at the fund’s net asset value or at appraised value.

•	Cash, short-term instruments and other are based on the carrying amount, which approximates fair value, or at the fund’s net asset value.

The fair value of the pension and other postretirement benefit plan assets by category is summarized below:

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,460	$3	$98	$4,561
Non-U.S. equities	2,691	2	—	2,693

Fixed income securities:
U.S. corporate bonds	—	1,490	23	1,513
Non-U.S. corporate bonds	—	231	10	241
U.S. government bonds	—	694	8	702
U.S. governmental agency mortgage-backed securities	—	794	1	795
Non-U.S. government bonds	—	33	3	36

Real estate	—	—	8	8

Cash, short-term instruments and other	13	419	—	432
Total U.S. pension assets	$7,164	$3,666	$151	$10,981

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,314	$—	$77	$4,391
Non-U.S. equities	2,366	—	—	2,366

Fixed income securities:
U.S. corporate bonds	—	1,178	35	1,213
Non-U.S. corporate bonds	—	143	6	149
U.S. government bonds	—	462	7	469
U.S. governmental agency mortgage-backed securities	—	891	3	894
Non-U.S. government bonds	—	31	—	31

Real estate	—	—	8	8

Cash, short-term instruments and other	48	428	—	476
Total U.S. pension assets	$6,728	$3,133	$136	$9,997

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,975	$1	$46	$5,022
Non-U.S. equities	2,884	—	4	2,888

Fixed income securities:
U.S. corporate bonds	—	1,412	38	1,450
Non-U.S. corporate bonds	—	92	1	93
U.S. government bonds	—	299	5	304
U.S. governmental agency mortgage-backed securities	—	634	4	638
Non-U.S. government bonds	—	22	—	22

Real estate	—	—	10	10

Cash, short-term instruments and other	70	263	—	333
Total U.S. pension assets	$7,929	$2,723	$108	$10,760

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$436	$2	$—	$438
Non-U.S. equities	1,038	118	—	1,156
Global equities [1]	244	27	—	271

Fixed income securities:
U.S. corporate bonds	—	37	3	40
Non-U.S. corporate bonds	—	494	2	496
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	169	—	169
Global fixed income [1]	—	403	—	403

Real estate	—	114	104	218

Cash, short-term instruments and other [2]	185	47	—	232
Total non-U.S. pension assets	$1,903	$1,414	$109	$3,426

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$356	$1	$—	$357
Non-U.S. equities	822	84	—	906
Global equities [1]	198	40	—	238

Fixed income securities:
U.S. corporate bonds	—	16	4	20
Non-U.S. corporate bonds	—	395	5	400
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	200	—	200
Global fixed income [1]	—	363	—	363

Real estate	—	100	97	197

Cash, short-term instruments and other [2]	109	25	—	134
Total non-U.S. pension assets	$1,485	$1,227	$106	$2,818

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$359	$—	$—	$359
Non-U.S. equities	916	90	1	1,007
Global equities [1]	153	37	—	190

Fixed income securities:
U.S. corporate bonds	—	18	2	20
Non-U.S. corporate bonds	—	374	5	379
U.S. government bonds	—	5	—	5
Non-U.S. government bonds	—	163	1	164
Global fixed income [1]	—	374	—	374

Real estate	—	89	90	179

Cash, short-term instruments and other [2]	61	107	35	203
Total non-U.S. pension assets	$1,489	$1,257	$134	$2,880

[1]	Includes funds that invest in both U.S. and non-U.S. securities.

[2]	Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$387	$—	$—	$387
Non-U.S. equities	194	—	—	194

Fixed income securities:
U.S. corporate bonds	—	70	—	70
Non-U.S. corporate bonds	—	11	—	11
U.S. government bonds	—	27	—	27
U.S. governmental agency mortgage-backed securities	—	33	—	33
Non-U.S. government bonds	—	2	—	2

Cash, short-term instruments and other	18	47	—	65
Total other postretirement benefit assets	$599	$190	$—	$789

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$410	$—	$—	$410
Non-U.S. equities	191	—	—	191

Fixed income securities:
U.S. corporate bonds	—	67	—	67
Non-U.S. corporate bonds	—	8	—	8
U.S. government bonds	—	21	—	21
U.S. governmental agency mortgage-backed securities	—	47	—	47
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	4	65	—	69
Total other postretirement benefit assets	$605	$209	$—	$814

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$512	$—	$—	$512
Non-U.S. equities	289	—	—	289

Fixed income securities:
U.S. corporate bonds	—	79	—	79
Non-U.S. corporate bonds	—	6	—	6
U.S. government bonds	—	14	—	14
U.S. governmental agency mortgage-backed securities	—	43	—	43
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	33	—	52
Total other postretirement benefit assets	$820	$176	$—	$996

Below are roll-forwards of assets measured at fair value using Level 3 inputs for the years ended December 31, 2012, 2011 and 2010.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions a marketplace participant would use.

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2009	$51	$57	$10	$—
Unrealized gains (losses)	11	1	—	—
Realized gains (losses)	(1)	3	—	—
Purchases, issuances and settlements, net	32	(9)	—	—
Transfers in and/or out of Level 3	(43)	(4)	—	—
Balance at December 31, 2010	$50	$48	$10	$—
Unrealized gains (losses)	(4)	(2)	(2)	—
Realized gains (losses)	1	—	—	—
Purchases, issuances and settlements, net	30	17	—	—
Transfers in and/or out of Level 3	—	(12)	—	—
Balance at December 31, 2011	$77	$51	$8	$—
Unrealized gains (losses)	(4)	—	—	(1)
Realized gains (losses)	4	2	—	—
Purchases, issuances and settlements, net	21	(4)	—	1
Transfers in and/or out of Level 3	—	(4)	—	—
Balance at December 31, 2012	$98	$45	$8	$—

Non-U.S. Pension
Balance at December 31, 2009	$5	$14	$71	$51
Unrealized gains (losses)	(1)	—	7	1
Realized gains (losses)	1	—	—	5
Purchases, issuances and settlements, net	(2)	(3)	12	(22)
Transfers in and/or out of Level 3	(2)	(3)	—	—
Balance at December 31, 2010	$1	$8	$90	$35
Unrealized gains (losses)	—	1	7	—
Realized gains (losses)	—	—	—	3
Purchases, issuances and settlements, net	(1)	—	—	(38)
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2011	$—	$9	$97	$—
Unrealized gains (losses)	—	—	8	—
Realized gains (losses)	—	—	—	—
Purchases, issuances and settlements, net	—	(1)	(1)	—
Transfers in and/or out of Level 3	—	(3)	—	—
Balance at December 31, 2012	$—	$5	$104	$—

Equity securities within plan assets include Caterpillar Inc. common stock in the amounts of:

	U.S. Pension Benefits[1]			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Caterpillar Inc. common stock	$597	$653	$779	$1	$1	$2	$1	$1	$3

[1]	Amounts represent 5 percent of total plan assets for 2012 and 7 percent of total plan assets for 2011 and 2010.

C.	Funded status

The funded status of the plans, reconciled to the amount reported on Statement 3, is as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
End of Year
Fair value of plan assets	$10,981	$9,997	$10,760	$3,426	$2,818	$2,880	$789	$814	$996
Benefit obligations	15,913	14,782	13,024	4,737	4,299	3,867	5,453	5,381	5,184
Over (under) funded status recognized in financial position	$(4,932)	$(4,785)	$(2,264)	$(1,311)	$(1,481)	$(987)	$(4,664)	$(4,567)	$(4,188)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$—	$—	$—	$30	$3	$4	$—	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(23)	(21)	(18)	(27)	(26)	(18)	(169)	(171)	(171)
Liability for postemployment benefits (non-current liability)	(4,909)	(4,764)	(2,246)	(1,314)	(1,458)	(973)	(4,495)	(4,396)	(4,017)
Net liability recognized	$(4,932)	$(4,785)	$(2,264)	$(1,311)	$(1,481)	$(987)	$(4,664)	$(4,567)	$(4,188)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	$7,286	$7,044	$4,795	$1,907	$1,712	$1,273	$1,528	$1,495	$1,195
Prior service cost (credit)	36	63	83	22	15	43	(159)	(188)	(122)
Transition obligation (asset)	—	—	—	—	—	—	3	5	7
Total	$7,322	$7,107	$4,878	$1,929	$1,727	$1,316	$1,372	$1,312	$1,080

The estimated amounts that will be amortized from Accumulated other comprehensive income (loss) at December 31, 2012 into net periodic benefit cost (pre-tax) in 2013 are as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Net actuarial loss (gain)	$546	$133	$108
Prior service cost (credit)	18	1	(73)
Transition obligation (asset)	—	—	2
Total	$564	$134	$37

The following amounts relate to our pension plans with projected benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2012	2011	2010	2012	2011	2010
Projected benefit obligation	$15,913	$14,782	$13,024	$4,310	$4,293	$3,846
Accumulated benefit obligation	$15,132	$14,055	$12,558	$3,903	$3,738	$3,485
Fair value of plan assets	$10,981	$9,997	$10,760	$2,969	$2,809	$2,855

The following amounts relate to our pension plans with accumulated benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2012	2011	2010	2012	2011	2010
Projected benefit obligation	$15,913	$14,782	$13,024	$4,107	$4,112	$3,452
Accumulated benefit obligation	$15,132	$14,055	$12,558	$3,752	$3,600	$3,179
Fair value of plan assets	$10,981	$9,997	$10,760	$2,806	$2,661	$2,514

The accumulated postretirement benefit obligation exceeds plan assets for all of our other postretirement benefit plans for all years presented.

D.	Expected cash flow

Information about the expected cash flow for the pension and other postretirement benefit plans is as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2013 (expected)	$160	$320	$200

Expected benefit payments:
2013	$850	$220	$350
2014	870	210	350
2015	880	220	360
2016	900	230	370
2017	910	220	370
2018-2022	4,680	1,120	1,890
Total	$9,090	$2,220	$3,690

The above table reflects the total employer contributions and benefits expected to be paid from the plan or from company assets and does not include the participants’ share of the cost. The expected benefit payments for our other postretirement benefits include payments for prescription drug benefits. Medicare Part D subsidy amounts expected to be received by the company which will offset other postretirement benefit payments are as follows:

(Millions of dollars)	2013	2014	2015	2016	2017	2018-2022	Total
Other postretirement benefits	$15	$20	$20	$20	$20	$110	$205

E.	Net periodic cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$185	$158	$210	$108	$115	$92	$92	$84	$68
Interest cost	609	651	652	182	182	162	221	253	245
Expected return on plan assets	(812)	(798)	(773)	(215)	(210)	(192)	(63)	(70)	(93)
Curtailments, settlements and special termination benefits [1]	7	—	28	38	19	22	(40)	—	—
Amortization of:
Transition obligation (asset)	—	—	—	—	—	—	2	2	2
Prior service cost (credit) [2]	19	20	25	1	3	1	(68)	(55)	(55)
Net actuarial loss (gain)	504	451	385	97	74	65	100	108	33
Total cost included in operating profit	$512	$482	$527	$211	$183	$150	$244	$322	$200

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	$745	$2,700	$47	$225	$526	$136	$133	$408	$570
Amortization of actuarial (loss) gain	(504)	(451)	(385)	(97)	(72)	(62)	(100)	(108)	(33)
Current year prior service cost (credit)	(7)	—	(24)	10	(25)	35	(38)	(121)	—
Amortization of prior service (cost) credit	(19)	(20)	(25)	(1)	(3)	(1)	68	55	55
Amortization of transition (obligation) asset	—	—	—	—	—	—	(2)	(2)	(2)
Total recognized in other comprehensive income	215	2,229	(387)	137	426	108	61	232	590
Total recognized in net periodic cost and other comprehensive income	$727	$2,711	$140	$348	$609	$258	$305	$554	$790

Weighted-average assumptions used to determine net cost:
Discount rate	4.3%	5.1%	5.4%	4.3%	4.6%	4.8%	4.3%	5.0%	5.6%
Expected return on plan assets [3]	8.0%	8.5%	8.5%	7.1%	7.1%	7.0%	8.0%	8.5%	8.5%
Rate of compensation increase	4.5%	4.5%	4.5%	3.9%	4.1%	4.2%	4.4%	4.4%	4.4%

[1]	Curtailments, settlements and special termination benefits were recognized in Other operating (income) expenses in Statement 1.

[2]
Prior service cost (credit) and net actuarial loss (gain) for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period to the full retirement eligibility date of employees expected to receive benefits from the plan. For other postretirement benefit plans in which all or almost all of the plan's participants are fully eligible for benefits under the plan, prior service cost (credit) and net actuarial loss (gain) are amortized using the straight-line method over the remaining life expectancy of those participants.

[3]	The weighted-average rates for 2013 are 7.8 percent and 6.7 percent for U.S. and non-U.S. pension plans, respectively.

The assumed discount rate is used to discount future benefit obligations back to today’s dollars.  The U.S. discount rate is based on a benefit cash flow-matching approach and represents the rate at which our benefit obligations could effectively be settled as of our measurement date, December 31.  The benefit cash flow-matching approach involves analyzing Caterpillar’s projected cash flows against a high quality bond yield curve, calculated using a wide population of corporate Aa bonds available on the measurement date.  The very highest and lowest yielding bonds (top and bottom 10 percent) are excluded from the analysis.  A similar process is used to determine the assumed discount rate for our most significant non-U.S. plans. This rate is sensitive to changes in interest rates. A decrease in the discount rate would increase our obligation and future expense.

Our U.S. expected long-term rate of return on plan assets is based on our estimate of long-term passive returns for equities and fixed income securities weighted by the allocation of our pension assets. Based on historical performance, we increase the passive returns due to our active management of the plan assets. To arrive at our expected long-term return, the amount added for active management was 1 percent for 2012, 2011 and 2010.  A similar process is used to determine this rate for our non-U.S. plans.

The assumed health care trend rate represents the rate at which health care costs are assumed to increase. We assumed a weighted-average increase of 7.4 percent in our calculation of 2012 benefit expense.  We expect a weighted-average increase of 7.1 percent during 2013.  The 2012 and 2013 rates are assumed to decrease gradually to the ultimate health care trend rate of 5 percent in 2019. This rate represents 3 percent general inflation plus 2 percent additional health care inflation.

F.	Other postemployment benefit plans

We offer long-term disability benefits, continued health care for disabled employees, survivor income benefit insurance and supplemental unemployment benefits to substantially all eligible U.S. employees.

G.	Defined contribution plans

We have both U.S. and non-U.S. employee defined contribution plans to help employees save for retirement. Our U.S. 401(k) plan allows eligible employees to contribute a portion of their salary to the plan on a tax-deferred basis, and we provide a matching contribution equal to 100 percent of employee contributions to the plan up to 6 percent of compensation. Various other U.S. and non-U.S. defined contribution plans allow eligible employees to contribute a portion of their salary to the plans, and in some cases, we provide a matching contribution to the funds.

On January 1, 2011, matching contributions to our U.S. 401(k) plan changed for certain employees that are still accruing benefits under a defined benefit pension plan.  Matching contributions changed from 100 percent of employee contributions to the plan up to 6 percent of compensation to 50 percent of employee contributions up to 6 percent of compensation.  For employees whose defined benefit pension accruals were frozen as of December 31, 2010, we began providing a new annual employer contribution in 2011, which ranges from 3 to 5 percent of compensation, depending on years of service and age.

From June 2009 to October 2010, we funded our employer matching contribution for certain U.S. defined contribution plans in Caterpillar stock, held as treasury stock.  In 2010, we made $94 million (1.5 million shares) of matching contributions in Caterpillar stock.

Total company costs related to U.S. and non-U.S. defined contribution plans were as follows:

(Millions of dollars)	2012	2011	2010
U.S. plans	$260	$219	$231
Non-U.S. plans	60	54	39
	$320	$273	$270

H.	Summary of long-term liability:

	December 31,
(Millions of dollars)	2012	2011	2010
Pensions:
U.S. pensions	$4,909	$4,764	$2,246
Non-U.S. pensions	1,314	1,458	973
Total pensions	6,223	6,222	3,219
Postretirement benefits other than pensions	4,495	4,396	4,017
Other postemployment benefits	81	73	69
Defined contribution	286	265	279
	$11,085	$10,956	$7,584

Short-term borrowings	12 Months Ended
Dec. 31, 2012
Short-term Borrowings Disclosure [Abstract]
Short-term borrowings
Short-term borrowings

	December 31,
(Millions of dollars)	2012	2011	2010
Machinery and Power Systems:
Notes payable to banks	$484	$93	$204
Notes payable to certain former shareholders of Siwei	152	—	—
Commercial paper	—	—	—
	636	93	204
Financial Products:
Notes payable to banks	418	527	479
Commercial paper	3,654	2,818	2,710
Demand notes	579	550	663
	4,651	3,895	3,852
Total short-term borrowings	$5,287	$3,988	$4,056

The weighted-average interest rates on short-term borrowings outstanding were:

	December 31,
	2012	2011	2010
Notes payable to banks	5.8%	7.2%	4.1%
Commercial paper	0.6%	1.0%	1.5%
Demand notes	0.8%	0.9%	1.1%

The notes payable to certain former shareholders of Siwei do not bear interest. Please refer to Note 23 for more information. Please refer to Note 17 and Table III for fair value information on short-term borrowings.

Long-term debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term debt
Long-term debt

	December 31,
(Millions of dollars)	2012	2011	2010
Machinery and Power Systems:
Notes—Floating Rate (Three-month USD LIBOR plus 0.17%) due 2013	$—	$750	$—
Notes—1.375% due 2014	750	750	—
Notes—5.700% due 2016	508	510	512
Notes—3.900% due 2021	1,245	1,245	—
Notes—5.200% due 2041	757	1,247	—
Debentures—7.000% due 2013	—	350	350
Debentures—0.950% due 2015	500	—	—
Debentures—1.500% due 2017	499	—	—
Debentures—7.900% due 2018	899	899	899
Debentures—9.375% due 2021	120	120	120
Debentures—2.600% due 2022	498	—	—
Debentures—8.000% due 2023	82	82	82
Debentures—6.625% due 2028	193	299	299
Debentures—7.300% due 2031	241	349	349
Debentures—5.300% due 2035 [1]	208	206	205
Debentures—6.050% due 2036	459	748	748
Debentures—8.250% due 2038	65	248	248
Debentures—6.950% due 2042	160	250	249
Debentures—3.803% due 2042 [2]	1,149	—	—
Debentures—7.375% due 2097	244	297	297
Capital lease obligations	73	46	81
Other	16	19	66
Total Machinery and Power Systems	8,666	8,415	4,505
Financial Products:
Medium-term notes	18,036	15,701	14,993
Other	1,050	828	939
Total Financial Products	19,086	16,529	15,932
Total long-term debt due after one year	$27,752	$24,944	$20,437

[1] Debentures due in 2035 have a face value of $307 million and an effective yield to maturity of 8.55%.
[2] Debentures due in 2042 have a face value of $1,722 million and an effective yield to maturity of 6.29%.

All outstanding notes and debentures are unsecured and rank equally with one another.

On June 26, 2012 we issued $500 million of 0.950% Senior Notes due 2015, $500 million of 1.500% Senior Notes due 2017, and $500 million of 2.600% Senior Notes due 2022.

On August 15, 2012 and August 27, 2012, we exchanged $1.72 billion of newly issued 3.803% Debentures due 2042 and $179 million of cash for $1.33 billion of several series of our outstanding debentures of varying interest rates and maturity dates. This exchange met the requirements to be accounted for as a debt modification.

On May 24, 2011, we issued $500 million of Floating Rate Senior Notes (Three-month USD LIBOR plus 0.10%) due in 2012 and $750 million of Floating Rate Senior Notes (Three-month USD LIBOR plus 0.17%) due in 2013. The interest rates for the Floating Rate Senior Notes will be reset quarterly. We also issued $750 million of 1.375% Senior Notes due in 2014, $1.25 billion of 3.900% Senior Notes due in 2021, and $1.25 billion of 5.200% Senior Notes due in 2041.

We may redeem the 1.375%, 5.700%, 3.900% and 5.200% notes and the 6.625%, 7.300%, 5.300%, 6.050%, 6.950% and 7.375% debentures in whole or in part at our option at any time at a redemption price equal to the greater of 100% of the principal amount or the sum of the present value of the remaining scheduled payments of principal and interest of the notes or debentures to be redeemed. We may redeem some or all of the 0.950% debentures and the 1.500% debentures at our option at any time, and some or all of the 2.600% debentures at any time prior to March 26, 2022 (three months prior to the maturity date of the 2022 debentures), in each case at a redemption price equal to the greater of 100% of the principal amount of the notes being redeemed or at the discounted present value of the notes, calculated in accordance with the terms of the relevant notes. We may redeem some or all of the 3.803% debentures at any time at a redemption price equal to the greater of 100% of the principal amount of the debentures being redeemed or at a make-whole price calculated in accordance with the terms of the debentures. The terms of other notes and debentures do not specify a redemption option prior to maturity.

Cat Financial's medium term notes are offered by prospectus and are issued through agents at fixed and floating rates. These notes have a weighted average interest rate of 3.2% with remaining maturities up to 10 years at December 31, 2012.

The aggregate amounts of maturities of long-term debt during each of the years 2013 through 2017, including amounts due within one year and classified as current, are:

	December 31,
(Millions of dollars)	2013	2014	2015	2016	2017
Machinery and Power Systems	$1,113	$762	$507	$533	$505
Financial Products	5,991	6,559	4,648	2,027	2,693
	$7,104	$7,321	$5,155	$2,560	$3,198

Interest paid on short-term and long-term borrowings for 2012, 2011 and 2010 was $1,404 million, $1,208 million and $1,247 million, respectively.

Please refer to Note 17 and Table III for fair value information on long-term debt.

Credit commitments	12 Months Ended
Dec. 31, 2012
Credit Commitments [Abstract]
Credit commitments
Credit commitments

	December 31, 2012
(Millions of dollars)	Consolidated	Machinery and Power Systems	Financial Products
Credit lines available:
Global credit facilities	$10,000	$2,750	$7,250
Other external	5,125	728	4,397
Total credit lines available	15,125	3,478	11,647
Less: Commercial paper outstanding	(3,654)	—	(3,654)
Less: Utilized credit	(2,501)	(481)	(2,020)
Available credit	$8,970	$2,997	$5,973

We have three global credit facilities with a syndicate of banks totaling $10.00 billion (Credit Facility) available in the aggregate to both Caterpillar and Cat Financial for general liquidity purposes.  Based on management's allocation decision, which can be revised from time to time, the portion of the Credit Facility available to Machinery and Power Systems as of December 31, 2012 was $2.75 billion.

•	The 364-day facility of $3.00 billion (of which $0.82 billion is available to Machinery and Power Systems) expires in September 2013.

•	The 2010 four-year facility of $2.60 billion (of which $0.72 billion is available to Machinery and Power Systems) expires in September 2015.

•	The 2011 five-year facility of $4.40 billion (of which $1.21 billion is available to Machinery and Power Systems) expires in September 2017.

Other consolidated credit lines with banks as of December 31, 2012 totaled $5.13 billion. These committed and uncommitted credit lines, which may be eligible for renewal at various future dates or have no specified expiration date, are used primarily by our subsidiaries for local funding requirements.  Caterpillar or Cat Financial may guarantee subsidiary borrowings under these lines.

At December 31, 2012, Caterpillar's consolidated net worth was $24.50 billion, which was above the $9.00 billion required under the Credit Facility.  The consolidated net worth is defined as the consolidated stockholder's equity including preferred stock but excluding the pension and other postretirement benefits balance within Accumulated other comprehensive income (loss).

At December 31, 2012, Cat Financial's covenant interest coverage ratio was 1.70 to 1.  This is above the 1.15 to 1 minimum ratio calculated as (1) profit excluding income taxes, interest expense and net gain/(loss) from interest rate derivatives to (2) interest expense calculated at the end of each calendar quarter for the rolling four quarter period then most recently ended, required by the Credit Facility.

In addition, at December 31, 2012, Cat Financial's six-month covenant leverage ratio was 8.70 to 1 and year-end covenant leverage ratio was 8.74 to 1.  This is below the maximum ratio of debt to net worth of 10 to 1, calculated (1) on a monthly basis as the average of the leverage ratios determined on the last day of each of the six preceding calendar months and (2) at each December 31 required by the Credit Facility.

In the event Caterpillar or Cat Financial does not meet one or more of their respective financial covenants under the Credit Facility in the future (and are unable to obtain a consent or waiver), the bank group may terminate the commitments allocated to the party that does not meet its covenants.  Additionally, in such event, certain of Cat Financial's other lenders under other loan agreements where similar financial covenants or cross default provisions are applicable, may, at their election, choose to pursue remedies under those loan agreements, including accelerating the repayment of outstanding borrowings.  At December 31, 2012, there were no borrowings under the Credit Facility.

In 2010, we entered into a bridge facility commitment letter related to the planned acquisition of Bucyrus. The commitment letter provided for an aggregate principal amount of $8.6 billion under a one-year unsecured term loan credit facility (Bridge Facility). Also in 2010, we entered into a Bridge Loan Agreement that contains the negotiated terms and conditions originally contemplated in the commitment letter. The Bridge Loan Agreement was terminated on July 8, 2011, to coincide with the closing date of the Bucyrus acquisition. During 2011 we paid $18 million in customary fees and expenses, compared with total payments of $46 million in 2010.

Profit per share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Profit per share
Profit per share

Computations of profit per share:

(Dollars in millions except per share data)	2012	2011	2010
Profit for the period (A) [1]	$5,681	$4,928	$2,700
Determination of shares (in millions):
Weighted average number of common shares outstanding (B)	652.6	645.0	631.5
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price	17.0	21.1	18.9
Average common shares outstanding for fully diluted computation (C)	669.6	666.1	650.4
Profit per share of common stock:
Assuming no dilution (A/B)	$8.71	$7.64	$4.28
Assuming full dilution (A/C)	$8.48	$7.40	$4.15
Shares outstanding as of December 31 (in millions)	655.0	647.5	638.8

[1]	Profit attributable to common stockholders.

SARs and stock options to purchase 6,066,777, 2,902,533 and 5,228,763 common shares were outstanding in 2012, 2011 and 2010, respectively, but were not included in the computation of diluted earnings per share because the effect would have been antidilutive.

Fair value disclosures	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value disclosures
Fair value disclosures

A.	Fair value measurements

The guidance on fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  This guidance also specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques.  Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions.  In accordance with this guidance, fair value measurements are classified under the following hierarchy:

•	Level 1 – Quoted prices for identical instruments in active markets.

•
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.

•	Level 3 – Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

When available, we use quoted market prices to determine fair value, and we classify such measurements within Level 1.  In some cases where market prices are not available, we make use of observable market based inputs to calculate fair value, in which case the measurements are classified within Level 2.  If quoted or observable market prices are not available, fair value is based upon internally developed models that use, where possible, current market-based parameters such as interest rates, yield curves and currency rates.  These measurements are classified within Level 3.

Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation.  A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

Fair value measurement includes the consideration of nonperformance risk.  Nonperformance risk refers to the risk that an obligation (either by a counterparty or Caterpillar) will not be fulfilled.  For financial assets traded in an active market (Level 1 and certain Level 2), the nonperformance risk is included in the market price.  For certain other financial assets and liabilities (certain Level 2 and Level 3), our fair value calculations have been adjusted accordingly.

Available-for-sale securities
Our available-for-sale securities, primarily at Cat Insurance, include a mix of equity and debt instruments (see Note 11 for additional information).  Fair values for our U.S. treasury bonds and equity securities are based upon valuations for identical instruments in active markets.  Fair values for other government bonds, corporate bonds and mortgage-backed debt securities are based upon models that take into consideration such market-based factors as recent sales, risk-free yield curves and prices of similarly rated bonds.

Derivative financial instruments
The fair value of interest rate swap derivatives is primarily based on models that utilize the appropriate market-based forward swap curves and zero-coupon interest rates to determine discounted cash flows.  The fair value of foreign currency and commodity forward, option and cross currency contracts is based on a valuation model that discounts cash flows resulting from the differential between the contract price and the market-based forward rate.

Guarantees
The fair value of guarantees is based on our estimate of the premium a market participant would require to issue the same guarantee in a stand-alone arms-length transaction with an unrelated party. If quoted or observable market prices are not available, fair value is based upon internally developed models that utilize current market-based assumptions.

Assets and liabilities measured on a recurring basis at fair value, primarily related to Financial Products, included in Statement 3 as of December 31, 2012, 2011 and 2010 are summarized below:

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	146	—	146

Corporate bonds
Corporate bonds	—	664	—	664
Asset-backed securities	—	96	—	96

Mortgage-backed debt securities
U.S. governmental agency	—	299	—	299
Residential	—	25	—	25
Commercial	—	127	—	127

Equity securities
Large capitalization value	185	—	—	185
Smaller company growth	34	—	—	34
Total available-for-sale securities	229	1,357	—	1,586

Derivative financial instruments, net	—	154	—	154
Total Assets	$229	$1,511	$—	$1,740

Liabilities
Guarantees	$—	$—	$14	$14
Total Liabilities	$—	$—	$14	$14

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	92	—	92

Corporate bonds
Corporate bonds	—	572	—	572
Asset-backed securities	—	111	—	111

Mortgage-backed debt securities
U.S. governmental agency	—	310	—	310
Residential	—	30	—	30
Commercial	—	145	—	145

Equity securities
Large capitalization value	148	—	—	148
Smaller company growth	29	—	—	29
Total available-for-sale securities	187	1,260	—	1,447

Derivative financial instruments, net	—	145	—	145
Total Assets	$187	$1,405	$—	$1,592

Liabilities
Guarantees	$—	$—	$7	$7
Total Liabilities	$—	$—	$7	$7

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$12	$—	$—	$12
Other U.S. and non-U.S. government bonds	—	77	—	77

Corporate bonds
Corporate bonds	—	511	—	511
Asset-backed securities	—	136	—	136

Mortgage-backed debt securities
U.S. governmental agency	—	273	—	273
Residential	—	40	—	40
Commercial	—	168	—	168

Equity securities
Large capitalization value	122	—	—	122
Smaller company growth	31	—	—	31
Total available-for-sale securities	165	1,205	—	1,370

Derivative financial instruments, net	—	267	—	267
Total Assets	$165	$1,472	$—	$1,637

Liabilities
Guarantees	$—	$—	$10	$10
Total Liabilities	$—	$—	$10	$10

Below are roll-forwards of liabilities measured at fair value using Level 3 inputs for the years ended December 31, 2012, 2011 and 2010.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions of a marketplace participant.

(Millions of dollars)	Guarantees
Balance at December 31, 2009	$17
Valuation adjustment	(6)
Issuance of guarantees	7
Expiration of guarantees	(8)
Balance at December 31, 2010	$10
Issuance of guarantees	4
Expiration of guarantees	(7)
Balance at December 31, 2011	$7
Acquisitions	6
Issuance of guarantees	7
Expiration of guarantees	(6)
Balance at December 31, 2012	$14

There were no unrealized losses on guarantees recognized in earnings for the years ended December 31, 2012, 2011 or 2010 related to liabilities still held at December 31, 2012, 2011 or 2010, respectively.

In addition to the amounts above, Cat Financial impaired loans are subject to measurement at fair value on a nonrecurring basis. A loan is considered impaired when management determines that collection of contractual amounts due is not probable.  In these cases, an allowance for credit losses may be established based primarily on the fair value of associated collateral.  As the collateral’s fair value is based on observable market prices and/or current appraised values, the impaired loans are classified as Level 2 measurements. Cat Financial had impaired loans with a fair value of $161 million, $141 million and $171 million for the years ended December 31, 2012, 2011 and 2010, respectively.

B.	Fair values of financial instruments

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed in the Fair value measurements section above, we used the following methods and assumptions to estimate the fair value of our financial instruments:

Cash and short-term investments
Carrying amount approximated fair value.

Restricted cash and short-term investments
Carrying amount approximated fair value.  Restricted cash and short-term investments are included in Prepaid expenses and other current assets in Statement 3.

Finance receivables
Fair value was estimated by discounting the future cash flows using current rates, representative of receivables with similar remaining maturities.

Wholesale inventory receivables
Fair value was estimated by discounting the future cash flows using current rates, representative of receivables with similar remaining maturities.

Short-term borrowings
Carrying amount approximated fair value.

Long-term debt
Fair value for fixed and floating rate debt was estimated based on quoted market prices.

Please refer to the table below for the fair values of our financial instruments.

TABLE III—Fair Values of Financial Instruments
	2012		2011		2010
(Millions of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Fair Value Levels	Reference
Assets at December 31,
Cash and short-term investments	$5,490	$5,490	$3,057	$3,057	$3,592	$3,592	1	Statement 3
Restricted cash and short-term investments	53	53	87	87	91	91	1	Statement 3
Available-for-sale securities	1,586	1,586	1,447	1,447	1,370	1,370	1 & 2	Notes 11 & 18
Finance receivables–net (excluding finance leases 1)	15,404	15,359	12,689	12,516	12,568	12,480	2	Note 6
Wholesale inventory receivables–net (excluding finance leases 1)	1,674	1,609	1,591	1,505	1,062	1,017	2	Note 6
Foreign currency contracts–net	—	—	—	—	63	63	2	Notes 3 & 18
Interest rate swaps–net	219	219	241	241	187	187	2	Notes 3 & 18
Commodity contracts–net	1	1	—	—	17	17	2	Notes 3 & 18

Liabilities at December 31,
Short-term borrowings	5,287	5,287	3,988	3,988	4,056	4,056	1	Note 13
Long-term debt (including amounts due within one year):
Machinery and Power Systems	9,779	11,969	8,973	10,737	5,000	5,968	2	Note 14
Financial Products	25,077	26,063	21,631	22,674	19,362	20,364	2	Note 14
Foreign currency contracts–net	66	66	89	89	—	—	2	Notes 3 & 18
Commodity contracts–net	—	—	7	7	—	—	2	Notes 3 & 18
Guarantees	14	14	7	7	10	10	3	Note 20

[1]	Total excluded items have a net carrying value at December 31, 2012, 2011 and 2010 of $7,959 million, $7,324 million and $7,292 million, respectively.

Concentration of credit risk	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration of credit risk
Concentration of credit risk

Financial instruments with potential credit risk consist primarily of trade and finance receivables and short-term and long-term investments. Additionally, to a lesser extent, we have a potential credit risk associated with counterparties to derivative contracts.

Trade receivables are primarily short-term receivables from independently owned and operated dealers and customers which arise in the normal course of business. We perform regular credit evaluations of our dealers and customers. Collateral generally is not required, and the majority of our trade receivables are unsecured. We do, however, when deemed necessary, make use of various devices such as security agreements and letters of credit to protect our interests. No single dealer or customer represents a significant concentration of credit risk.

Finance receivables and wholesale inventory receivables primarily represent receivables under installment sales contracts, receivables arising from leasing transactions and notes receivable. We generally maintain a secured interest in the equipment financed. No single customer or dealer represents a significant concentration of credit risk.

Short-term and long-term investments are held with high quality institutions and, by policy, the amount of credit exposure to any one institution is limited. Long-term investments, primarily included in Other assets in Statement 3, are comprised primarily of available-for-sale securities at Cat Insurance.

For derivative contracts, collateral is generally not required of the counterparties or of our company.  The company generally enters into International Swaps and Derivatives Association (ISDA) master netting agreements which permit the net settlement of amounts owed.  Our exposure to credit loss in the event of nonperformance by the counterparties is limited to only those gains that we have recorded, but for which we have not yet received cash payment. The master netting agreements reduce the amount of loss the company would incur should the counterparties fail to meet their obligations.  At December 31, 2012, 2011 and 2010, the maximum exposure to credit loss was $366 million, $443 million and $576 million, respectively, before the application of any master netting agreements.  Please refer to Note 17 and Table III above for fair value information.

Operating leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Operating leases
Operating leases

We lease certain computer and communications equipment, transportation equipment and other property through operating leases. Total rental expense for operating leases was $474 million, $429 million, and $359 million for 2012, 2011 and 2010, respectively.

Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year are:

Years ended December 31,
(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter	Total
$254	$193	$139	$104	$74	$239	$1,003

Guarantees and product warranty	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Guarantees and product warranty
Guarantees and product warranty

We have provided an indemnity to a third-party insurance company for potential losses related to performance bonds issued on behalf of Caterpillar dealers.  The bonds are issued to insure governmental agencies against nonperformance by certain dealers.  We also provided guarantees to a third-party related to the performance of contractual obligations by certain Caterpillar dealers. The guarantees cover potential financial losses incurred by the third-party resulting from the dealers’ nonperformance.

We provide loan guarantees to third-party lenders for financing associated with machinery purchased by customers. These guarantees have varying terms and are secured by the machinery. In addition, Cat Financial participates in standby letters of credit issued to third parties on behalf of their customers. These standby letters of credit have varying terms and beneficiaries and are secured by customer assets.

Cat Financial provided a limited indemnity to a third-party bank resulting from the assignment of certain leases to that bank.  The indemnity was for the possibility that the insurers of these leases would become insolvent.  The indemnity expired December 15, 2012.

We have provided guarantees to third-party lessors for certain properties leased by Cat Logistics Services, LLC, in which we sold a 65 percent equity interest in the third quarter of 2012. See Note 25 for further discussion on this divestiture. The guarantees are for the possibility that the third party logistics business would default on real estate lease payments. The guarantees were granted at lease inception, which was prior to the divestiture, and generally will expire at the end of the lease terms.

No loss has been experienced or is anticipated under any of these guarantees. At December 31, 2012, 2011 and 2010, the related liability was $14 million, $7 million and $10 million, respectively. The maximum potential amount of future payments (undiscounted and without reduction for any amounts that may possibly be recovered under recourse or collateralized provisions) we could be required to make under the guarantees at December 31 are as follows:

(Millions of dollars)	2012	2011	2010
Caterpillar dealer guarantees	$180	$140	$185
Customer guarantees	167	186	170
Limited indemnity	—	11	17
Third party logistics business guarantees	176	—	—
Other guarantees	53	28	48
Total guarantees	$576	$365	$420

Cat Financial provides guarantees to repurchase certain loans of Caterpillar dealers from a special-purpose corporation (SPC) that qualifies as a variable interest entity.  The purpose of the SPC is to provide short-term working capital loans to Caterpillar dealers.  This SPC issues commercial paper and uses the proceeds to fund its loan program.  Cat Financial has a loan purchase agreement with the SPC that obligates Cat Financial to purchase certain loans that are not paid at maturity.  Cat Financial receives a fee for providing this guarantee, which provides a source of liquidity for the SPC.  Cat Financial is the primary beneficiary of the SPC as their guarantees result in Cat Financial having both the power to direct the activities that most significantly impact the SPC’s economic performance and the obligation to absorb losses, and therefore Cat Financial has consolidated the financial statements of the SPC.  As of December 31, 2012, 2011 and 2010, the SPC’s assets of $927 million, $586 million and $365 million, respectively, are primarily comprised of loans to dealers, and the SPC’s liabilities of $927 million, $586 million and $365 million, respectively, are primarily comprised of commercial paper.  The assets of the SPC are not available to pay Cat Financial's creditors. Cat Financial may be obligated to perform under the guarantee if the SPC experiences losses. No loss has been experienced or is anticipated under this loan purchase agreement.

Cat Financial is party to agreements in the normal course of business with selected customers and Caterpillar dealers in which we commit to provide a set dollar amount of financing on a pre-approved basis.  We also provide lines of credit to selected customers and Caterpillar dealers, of which a portion remains unused as of the end of the period.  Commitments and lines of credit generally have fixed expiration dates or other termination clauses. It has been our experience that not all commitments and lines of credit will be used. Management applies the same credit policies when making commitments and granting lines of credit as it does for any other financing.

Cat Financial does not require collateral for these commitments/lines, but if credit is extended, collateral may be required upon funding.  The amount of the unused commitments and lines of credit for dealers as of December 31, 2012, 2011 and 2010 was $10,863 million, $6,469 million and $6,408 million, respectively.  The amount of the unused commitments and lines of credit for customers as of December 31, 2012, 2011 and 2010 was $4,690 million, $2,785 million and $2,613 million, respectively.

Our product warranty liability is determined by applying historical claim rate experience to the current field population and dealer inventory.  Generally, historical claim rates are based on actual warranty experience for each product by machine model/engine size.  Specific rates are developed for each product build month and are updated monthly based on actual warranty claim experience.

(Millions of dollars)	2012	2011	2010
Warranty liability, January 1	$1,308	$1,035	$1,049
Reduction in liability (payments)	(920)	(926)	(855)
Increase in liability (new warranties)	1,089	1,199	841
Warranty liability, December 31	$1,477	$1,308	$1,035

During 2011, the increase in liability (new warranties) included $182 million due to the purchase of Bucyrus.

Environmental and legal matters	12 Months Ended
Dec. 31, 2012
Environmental Remediation Obligations [Abstract]
Environmental and legal matters
Environmental and legal matters

The company is regulated by federal, state and international environmental laws governing our use, transport and disposal of substances and control of emissions. In addition to governing our manufacturing and other operations, these laws often impact the development of our products, including, but not limited to, required compliance with air emissions standards applicable to internal combustion engines. We have made, and will continue to make, significant research and development and capital expenditures to comply with these emissions standards.

We are engaged in remedial activities at a number of locations, often with other companies, pursuant to federal and state laws.  When it is probable we will pay remedial costs at a site and those costs can be reasonably estimated, the costs are accrued against our earnings.  In formulating that estimate, we do not consider amounts expected to be recovered from insurance companies or others.  The amount recorded for environmental remediation is not material and is included in Accrued expenses in Statement 3.

We cannot reasonably estimate costs at sites in the very early stages of remediation.  Currently, we have a few sites in the very early stages of remediation, and there is no more than a remote chance that a material amount for remedial activities at any individual site, or at all sites in the aggregate, will be required.

We are also involved in unresolved legal actions that arise in the normal course of business. The most prevalent of these unresolved actions involve disputes related to product design, manufacture and performance liability (including claimed asbestos and welding fumes exposure), contracts, employment issues, environmental matters or intellectual property rights.  The aggregate range of reasonably possible losses in excess of accrued liabilities, if any, associated with these unresolved legal actions is not material.  In some cases, we cannot reasonably estimate a range of loss because there is insufficient information regarding the matter.  However, there is no more than a remote chance that any liability arising from these matters would be material.  Although it is not possible to predict with certainty the outcome of these unresolved legal actions, we believe that these actions will not individually or in the aggregate have a material adverse effect on our consolidated results of operations, financial position or liquidity.

Segment information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment information
Segment information

A.	Basis for segment information

In the first quarter of 2011, we implemented revised internal financial measurements in line with changes to our organizational structure that were announced during 2010.  Our previous structure used a matrix organization comprised of multiple profit and cost center divisions.  There were twenty-five operating segments, twelve of which were reportable segments.  These segments were led by vice-presidents that were managed by Caterpillar’s Executive Office (comprised of our CEO and Group Presidents), which served as our Chief Operating Decision Maker.  As part of the strategy revision, Group Presidents were given accountability for a related set of end-to-end businesses that they manage, a significant change for the company.  The CEO allocates resources and manages performance at the Group President level.  As such, the CEO now serves as our Chief Operating Decision Maker and operating segments are primarily based on the Group President reporting structure.

Three of our operating segments, Construction Industries, Resource Industries and Power Systems, are led by Group Presidents.  One operating segment, Financial Products, is led by a Group President who has responsibility for Corporate Services.  Corporate Services is a cost center primarily responsible for the performance of certain support functions globally and to provide centralized services; it does not meet the definition of an operating segment.  One Group President leads the All Other operating segment.

In 2012, a portion of goodwill assets, related to recent acquisitions, that was allocated to Machinery and Power Systems operating segments is now a methodology difference between segment and external reporting. The segment information for 2011 has been retrospectively adjusted to conform to the 2012 presentation. The segment information for 2010 was not affected by this methodology change.

 B.             Description of segments

We have five operating segments, of which four are reportable segments.  Following is a brief description of our reportable segments and the business activities included in the All Other operating segment:

Construction Industries:  A segment primarily responsible for supporting customers using machinery in infrastructure and building construction applications. Responsibilities include business strategy, product design, product management and development, manufacturing, marketing, and sales and product support. The product portfolio includes backhoe loaders, small wheel loaders, small track-type tractors, skid steer loaders, multi-terrain loaders, mini excavators, compact wheel loaders, select work tools, small, medium and large track excavators, wheel excavators, medium wheel loaders, medium track-type tractors, track-type loaders, motor graders, pipelayers and related parts. In addition, Construction Industries has responsibility for Power Systems and components in Japan and an integrated manufacturing cost center that supports Machinery and Power Systems businesses. Inter-segment sales are a source of revenue for this segment.

Resource Industries:  A segment primarily responsible for supporting customers using machinery in mining and quarrying applications. Responsibilities include business strategy, product design, product management and development, manufacturing, marketing and sales and product support. The product portfolio includes large track-type tractors, large mining trucks, underground mining equipment, tunnel boring equipment, large wheel loaders, off-highway trucks, articulated trucks, wheel tractor scrapers, wheel dozers, compactors, select work tools, forestry products, paving products, machinery components and electronics and control systems. In addition, Resource Industries manages areas that provide services to other parts of the company, including integrated manufacturing, research and development and coordination of the Caterpillar Production System. During the third quarter of 2011, the acquisition of Bucyrus was completed. This added the responsibility for business strategy, product design, product management and development, manufacturing, marketing and sales and product support for electric rope shovels, draglines, hydraulic shovels, drills, highwall miners and electric drive off-highway trucks to Resource Industries. In addition, segment profit includes Bucyrus acquisition-related costs and the impact from divestiture of a portion of the Bucyrus distribution business. During the second quarter of 2012, the acquisition of Siwei was completed. Siwei primarily designs, manufactures, sells and supports underground coal mining equipment in China. See Note 23 for information on these acquisitions. Inter-segment sales are a source of revenue for this segment.

Power Systems:  A segment primarily responsible for supporting customers using reciprocating engines, turbines and related parts across industries serving electric power, industrial, petroleum and marine applications as well as rail-related businesses. Responsibilities include business strategy, product design, product management, development, manufacturing, marketing, sales and product support of reciprocating engine powered generator sets, integrated systems used in the electric power generation industry, reciprocating engines and integrated systems and solutions for the marine and petroleum industries; reciprocating engines supplied to the industrial industry as well as Caterpillar machinery; the business strategy, product design, product management, development, manufacturing, marketing, sales and product support of turbines and turbine-related services; the development, manufacturing, remanufacturing, maintenance, leasing and service of diesel-electric locomotives and components and other rail-related products and services. Inter-segment sales are a source of revenue for this segment.

Financial Products Segment:  Provides financing to customers and dealers for the purchase and lease of Caterpillar and other equipment, as well as some financing for Caterpillar sales to dealers.  Financing plans include operating and finance leases, installment sale contracts, working capital loans and wholesale financing plans. The segment also provides various forms of insurance to customers and dealers to help support the purchase and lease of our equipment.

All Other:  Primarily includes activities such as: the remanufacturing of Cat engines and components and remanufacturing services for other companies as well as the business strategy, product management, development, manufacturing, marketing and product support of undercarriage, specialty products, hardened bar stock components and ground engaging tools primarily for Caterpillar products; logistics services; the product management, development, marketing, sales and product support of on-highway vocational trucks for North America (U.S. and Canada only); distribution services responsible for dealer development and administration, dealer portfolio management and ensuring the most efficient and effective distribution of machines, engines and parts; and the 50/50 joint venture with Navistar (NC2) until it became a wholly owned subsidiary of Navistar effective September 29, 2011. On July 31, 2012, we sold a majority interest in Caterpillar's third party logistics business. Inter-segment sales are a source of revenue for this segment. Results for the All Other operating segment are included as a reconciling item between reportable segments and consolidated external reporting.

C.             Segment measurement and reconciliations

There are several methodology differences between our segment reporting and our external reporting.  The following is a list of the more significant methodology differences:

▪
Machinery and Power Systems segment net assets generally include inventories, receivables, property, plant and equipment, goodwill, intangibles and accounts payable.  Liabilities other than accounts payable are generally managed at the corporate level and are not included in segment operations.  Financial Products Segment assets generally include all categories of assets.

▪	Segment inventories and cost of sales are valued using a current cost methodology.

▪
Goodwill allocated to segments is amortized using a fixed amount based on a 20 year useful life.  This methodology difference only impacts segment assets; no goodwill amortization expense is included in segment profit.

▪	The present value of future lease payments for certain Machinery and Power Systems operating leases is included in segment assets. The estimated financing component of the lease payments is excluded.

▪
Currency exposures for Machinery and Power Systems are generally managed at the corporate level and the effects of changes in exchange rates on results of operations within the year are not included in segment profit.  The net difference created in the translation of revenues and costs between exchange rates used for U.S. GAAP reporting and exchange rates used for segment reporting are recorded as a methodology difference.

▪
Postretirement benefit expenses are split; segments are generally responsible for service and prior service costs, with the remaining elements of net periodic benefit cost included as a methodology difference.

▪
Machinery and Power Systems segment profit is determined on a pretax basis and excludes interest expense, gains and losses on interest rate swaps and other income/expense items.  Financial Products Segment profit is determined on a pretax basis and includes other income/expense items.

Reconciling items are created based on accounting differences between segment reporting and our consolidated external reporting. Please refer to pages A-82 to A-86 for financial information regarding significant reconciling items.  Most of our reconciling items are self-explanatory given the above explanations.  For the reconciliation of profit, we have grouped the reconciling items as follows:

▪	Corporate costs: These costs are related to corporate requirements and strategies that are considered to be for the benefit of the entire organization.

▪	Methodology differences: See previous discussion of significant accounting differences between segment reporting and consolidated external reporting.

▪	Timing: Timing differences in the recognition of costs between segment reporting and consolidated external reporting.

Table IV — Segment Information
(Millions of dollars)
Reportable Segments
	External sales and revenues	Inter- segment sales and revenues	Total sales and revenues	Depreciation and amortization	Segment profit	Segment assets at December 31	Capital expenditures
2012
Construction Industries	$19,334	$470	$19,804	$565	$1,789	$10,393	$1,045
Resource Industries	21,158	1,117	22,275	694	4,318	13,455	1,143
Power Systems	21,122	2,407	23,529	604	3,434	9,323	960
Machinery and Power Systems	$61,614	$3,994	$65,608	$1,863	$9,541	$33,171	$3,148
Financial Products Segment	3,090	—	3,090	708	763	36,563	1,660
Total	$64,704	$3,994	$68,698	$2,571	$10,304	$69,734	$4,808

2011
Construction Industries	$19,667	$575	$20,242	$526	$2,056	$7,942	$915
Resource Industries	15,629	1,162	16,791	463	3,334	12,292	717
Power Systems	20,114	2,339	22,453	544	3,053	8,748	834
Machinery and Power Systems	$55,410	$4,076	$59,486	$1,533	$8,443	$28,982	$2,466
Financial Products Segment	3,003	—	3,003	710	587	31,747	1,191
Total	$58,413	$4,076	$62,489	$2,243	$9,030	$60,729	$3,657

2010
Construction Industries	$13,572	$674	$14,246	$515	$783	$6,927	$576
Resource Industries	8,667	894	9,561	281	1,789	3,892	339
Power Systems	15,537	1,684	17,221	502	2,288	8,321	567
Machinery and Power Systems	$37,776	$3,252	$41,028	$1,298	$4,860	$19,140	$1,482
Financial Products Segment	2,946	—	2,946	715	429	30,346	960
Total	$40,722	$3,252	$43,974	$2,013	$5,289	$49,486	$2,442

Reconciliation of Sales and Revenues:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments		Consolidated Total
2012
Total external sales and revenues from reportable segments	$61,614	$3,090	$—		$64,704
All other operating segment	1,501	—	—		1,501
Other	(47)	70	(353)	[1]	(330)
Total sales and revenues	$63,068	$3,160	$(353)		$65,875

2011
Total external sales and revenues from reportable segments	$55,410	$3,003	$—		$58,413
All other operating segment	2,021	—	—		2,021
Other	(39)	54	(311)	[1]	(296)
Total sales and revenues	$57,392	$3,057	$(311)		$60,138

2010
Total external sales and revenues from reportable segments	$37,776	$2,946	$—		$40,722
All other operating segment	2,156	—	—		2,156
Other	(65)	40	(265)	[1]	(290)
Total sales and revenues	$39,867	$2,986	$(265)		$42,588

[1]	Elimination of Financial Products revenues from Machinery and Power Systems.

Reconciliation of consolidated profit before taxes:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2012
Total profit from reportable segments	$9,541	$763	$10,304
All other operating segment	1,014	—	1,014
Cost centers	17	—	17
Corporate costs	(1,517)	—	(1,517)
Timing	(298)	—	(298)
Methodology differences:
Inventory/cost of sales	43	—	43
Postretirement benefit expense	(696)	—	(696)
Financing costs	(474)	—	(474)
Equity in profit of unconsolidated affiliated companies	(14)	—	(14)
Currency	108	—	108
Interest rate swap	2	—	2
Other income/expense methodology differences	(251)	—	(251)
Other methodology differences	(19)	17	(2)
Total consolidated profit before taxes	$7,456	$780	$8,236

2011
Total profit from reportable segments	$8,443	$587	$9,030
All other operating segment	837	—	837
Cost centers	14	—	14
Corporate costs	(1,174)	—	(1,174)
Timing	(203)	—	(203)
Methodology differences:
Inventory/cost of sales	21	—	21
Postretirement benefit expense	(670)	—	(670)
Financing costs	(408)	—	(408)
Equity in profit of unconsolidated affiliated companies	24	—	24
Currency	(315)	—	(315)
Interest rate swap	(149)	—	(149)
Other income/expense methodology differences	(273)	—	(273)
Other methodology differences	(42)	33	(9)
Total consolidated profit before taxes	$6,105	$620	$6,725

2010
Total profit from reportable segments	$4,860	$429	$5,289
All other operating segment	720	—	720
Cost centers	(11)	—	(11)
Corporate costs	(987)	—	(987)
Timing	(185)	—	(185)
Methodology differences:
Inventory/cost of sales	(13)	—	(13)
Postretirement benefit expense	(640)	—	(640)
Financing costs	(314)	—	(314)
Equity in profit of unconsolidated affiliated companies	24	—	24
Currency	6	—	6
Interest rate swap	(10)	—	(10)
Other income/expense methodology differences	(131)	—	(131)
Other methodology differences	(16)	18	2
Total consolidated profit before taxes	$3,303	$447	$3,750

Reconciliation of Assets:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2012
Total assets from reportable segments	$33,171	$36,563	$—	$69,734
All other operating segment	1,499	—	—	1,499
Items not included in segment assets:
Cash and short-term investments	3,306	—	—	3,306
Intercompany receivables	303	—	(303)	—
Investment in Financial Products	4,433	—	(4,433)	—
Deferred income taxes	3,926	—	(516)	3,410
Goodwill, intangible assets and other assets	3,813	—	—	3,813
Operating lease methodology difference	(329)	—	—	(329)
Liabilities included in segment assets	11,293	—	—	11,293
Inventory methodology differences	(2,949)	—	—	(2,949)
Other	(182)	(107)	(132)	(421)
Total assets	$58,284	$36,456	$(5,384)	$89,356

2011
Total assets from reportable segments	$28,982	$31,747	$—	$60,729
All other operating segment	2,035	—	—	2,035
Items not included in segment assets:
Cash and short-term investments	1,829	—	—	1,829
Intercompany receivables	75	—	(75)	—
Investment in Financial Products	4,035	—	(4,035)	—
Deferred income taxes	4,109	—	(533)	3,576
Goodwill, intangible assets and other assets	4,461	—	—	4,461
Operating lease methodology difference	(511)	—	—	(511)
Liabilities included in segment assets	12,088	—	—	12,088
Inventory methodology differences	(2,786)	—	—	(2,786)
Other	362	(194)	(143)	25
Total assets	$54,679	$31,553	$(4,786)	$81,446

2010
Total assets from reportable segments	$19,140	$30,346	$—	$49,486
All other operating segment	2,472	—	—	2,472
Items not included in segment assets:
Cash and short-term investments	1,825	—	—	1,825
Intercompany receivables	618	—	(618)	—
Investment in Financial Products	4,275	—	(4,275)	—
Deferred income taxes	3,745	—	(519)	3,226
Goodwill, intangible assets and other assets	1,511	—	—	1,511
Operating lease methodology difference	(567)	—	—	(567)
Liabilities included in segment assets	8,758	—	—	8,758
Inventory methodology differences	(2,913)	—	—	(2,913)
Other	627	(233)	(172)	222
Total assets	$39,491	$30,113	$(5,584)	$64,020

Reconciliation of Depreciation and amortization:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2012
Total depreciation and amortization from reportable segments	$1,863	$708	$2,571
Items not included in segment depreciation and amortization:
All other operating segment	168	—	168
Cost centers	89	—	89
Other	(38)	23	(15)
Total depreciation and amortization	$2,082	$731	$2,813

2011
Total depreciation and amortization from reportable segments	$1,533	$710	$2,243
Items not included in segment depreciation and amortization:
All other operating segment	172	—	172
Cost centers	77	—	77
Other	20	15	35
Total depreciation and amortization	$1,802	$725	$2,527

2010
Total depreciation and amortization from reportable segments	$1,298	$715	$2,013
Items not included in segment depreciation and amortization:
All other operating segment	194	—	194
Cost centers	97	—	97
Other	(16)	8	(8)
Total depreciation and amortization	$1,573	$723	$2,296

Reconciliation of Capital expenditures:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2012
Total capital expenditures from reportable segments	$3,148	$1,660	$—	$4,808
Items not included in segment capital expenditures:
All other operating segment	359	—	—	359
Cost centers	175	—	—	175
Timing	(71)	—	—	(71)
Other	(176)	136	(155)	(195)
Total capital expenditures	$3,435	$1,796	$(155)	$5,076

2011
Total capital expenditures from reportable segments	$2,466	$1,191	$—	$3,657
Items not included in segment capital expenditures:
All other operating segment	343	—	—	343
Cost centers	146	—	—	146
Timing	(211)	—	—	(211)
Other	(98)	163	(76)	(11)
Total capital expenditures	$2,646	$1,354	$(76)	$3,924

2010
Total capital expenditures from reportable segments	$1,482	$960	$—	$2,442
Items not included in segment capital expenditures:
All other operating segment	285	—	—	285
Cost centers	105	—	—	105
Timing	(180)	—	—	(180)
Other	(29)	32	(69)	(66)
Total capital expenditures	$1,663	$992	$(69)	$2,586

Enterprise-wide Disclosures:

Information about Geographic Areas:

					Property, plant and equipment - net
	External sales and revenues [1]				December 31,
(Millions of dollars)	2012		2011	2010	2012	2011	2010
Inside United States	$20,305		$18,004	$13,674	$8,573	$7,388	$6,427
Outside United States	45,570	[2]	42,134	28,914	7,888	7,007	6,112	[3]
Total	$65,875		$60,138	$42,588	$16,461	$14,395	$12,539

[1]	Sales of machinery and power systems are based on dealer or customer location. Revenues from services provided are based on where service is rendered.

[2]	The only country with greater than 10 percent of external sales and revenues for any of the periods presented, other than the United States, is Australia with $6,822 million as of December 31, 2012.

[3]
The only country with greater than 10 percent of total property, plant and equipment - net for any of the periods presented, other than the United States, is Japan with $1,266 million as of December 31, 2010.

Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions
Acquisitions

Black Horse Joint Venture

In December 2012, Caterpillar and Ariel Corporation (Ariel) contributed $70 million each to obtain a 50 percent equity interest in a newly formed company, Black Horse LLC (Black Horse). Immediately upon formation, Black Horse acquired ProSource, a pump manufacturer headquartered in Houston, Texas. The acquisition of ProSource, which designs and manufactures reciprocating pressure pumps, enables Black Horse to serve the well service market. Black Horse will leverage Caterpillar and Ariel engineering and manufacturing expertise to expand ProSource's existing product line to better serve global oil and gas customers. Frac pumps sold through the combined venture will be branded and sold under the Caterpillar name and will be distributed through the Caterpillar dealer network. Our investment in Black Horse, accounted for by the equity method, is included in Investments in unconsolidated affiliated companies in Statement 3.

ERA Mining Machinery Limited (Siwei)

During the second quarter of 2012, Caterpillar, through its wholly-owned subsidiary Caterpillar (Luxembourg) Investment Co. S.A., completed a tender offer to acquire the issued shares of ERA Mining Machinery Limited (Siwei), including its wholly-owned subsidiary Zhengzhou Siwei Mechanical Manufacturing Co., Ltd. Substantially all of the issued shares of Siwei, a public company listed on the Hong Kong Exchange, were acquired at the end of May 2012. In October 2012, the remaining shares of Siwei common stock were acquired for approximately $7 million in cash. Siwei primarily designs, manufactures, sells and supports underground coal mining equipment in mainland China and is known for its expertise in manufacturing mining roof support equipment. The acquisition supports Caterpillar's long-term commitment to invest in China in order to support our growing base of Chinese customers and will further expand our underground mining business both inside and outside of China.

The tender offer allowed Siwei shareholders to choose between two types of consideration in exchange for their shares. The alternatives were either cash consideration of HK$0.88 or a HK$1.00 loan note issued by Caterpillar (Luxembourg) Investment Co. S.A. to the former shareholders of Siwei that provided, subject to its terms, for the holder to receive on redemption a minimum of HK$0.75 up to a maximum of HK$1.15 depending on Siwei's consolidated gross profit for 2012 and 2013. Approximately 4 billion Siwei shares were tendered for the cash alternative and approximately 1.6 billion Siwei shares were tendered for the loan note alternative. The preliminary purchase price of approximately $677 million was comprised of net cash paid of approximately $444 million ($475 million in cash paid for shares and to cancel share options less cash acquired of $31 million), the fair value of the loan notes of $152 million, approximately $168 million of assumed third-party short term borrowings and notes payable, a loan and interest payable to Caterpillar from Siwei of $51 million, less restricted cash acquired of approximately $138 million. The noncontrolling interest for the outstanding shares not tendered was approximately $7 million.

The transaction was financed with available cash and included the issuance of loan notes to certain former shareholders of Siwei, which have a debt component and a portion that is contingent consideration. The $152 million fair value represents the minimum redemption amount of the debt component payable in April 2013. The fair value assigned to the contingent consideration portion that is conditionally payable in April 2013 or April 2014 is not material. The contingent consideration will be remeasured each reporting period at its estimated fair value with any adjustment included in Other operating (income) expenses in Statement 1. As of December 31, 2012 there was no adjustment to the contingent consideration.

Tangible assets as of the acquisition date and after giving effect to the adjustments described below were $598 million, recorded at their fair values, and primarily included cash of $31 million, restricted cash of $138 million, receivables of $184 million, inventory of $77 million and property, plant and equipment of $94 million. Finite-lived intangible assets acquired of $112 million were primarily related to customer relationships and also included trade names. The finite-lived intangible assets are being amortized on a straight-line basis over a weighted average amortization period of approximately 14 years. Liabilities assumed as of the acquisition date and after giving effect to the adjustments described below were $626 million, recorded at their fair values, and primarily included accounts payable of $352 million, third-party short term borrowings and notes payable of $168 million and accrued expenses of $37 million. Additionally, deferred tax liabilities were $25 million. Goodwill of $625 million, substantially all of which is non-deductible for income tax purposes, represented the excess of the consideration transferred over the net assets recognized and represented the estimated future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Goodwill will not be amortized, but will be tested for impairment at least annually. Factors that contributed to a purchase price resulting in the recognition of goodwill include expected cost savings primarily from increased purchasing power for raw materials, improved working capital management, expanded underground mining equipment sales opportunities in China and internationally, along with the acquired assembled workforce. These values represent a preliminary allocation of the purchase price subject to finalization of post-closing procedures. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the Resource Industries segment in Note 22. Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

In November 2012, Caterpillar became aware of inventory accounting discrepancies at Siwei which led to an internal investigation. Caterpillar's investigation determined that Siwei had engaged in accounting misconduct prior to Caterpillar's acquisition of Siwei in mid-2012. The accounting misconduct included inappropriate accounting practices involving improper cost allocation that resulted in overstated profit and improper revenue recognition practices involving early and, at times unsupported, revenue recognition. Due to the identified accounting misconduct that occurred before the acquisition, measurement period adjustments were made to the fair value of the acquired assets and assumed liabilities during the fourth quarter of 2012. The fair values presented above reflect these changes, which are primarily comprised of a decrease in finite-lived intangible assets of $82 million, a decrease in receivables of $29 million, a decrease in inventory of $17 million and a net increase in liabilities of $23 million, resulting in an increase in goodwill of $149 million.

Because of the accounting misconduct identified in the fourth quarter of 2012, Siwei's goodwill was tested for impairment as of November 30, 2012. We determined the carrying value of Siwei, which is a separate reporting unit, exceeded its fair value at the measurement date, requiring step two in the impairment test process.  The fair value of the Siwei reporting unit was determined primarily using an income approach based on the present value of discounted cash flows. We assigned the fair value to the reporting unit's assets and liabilities and determined the implied fair value of goodwill was substantially below the carrying value of the reporting unit's goodwill.  Accordingly, we recognized a $580 million goodwill impairment charge, which resulted in goodwill of $45 million remaining for Siwei as of December 31, 2012. The goodwill impairment was a result of changes in the assumptions used to determine the fair value resulting from the accounting misconduct that occurred before the acquisition. There was no tax benefit associated with this impairment charge. The Siwei goodwill impairment charge is reported in the Resource Industries segment.

Caterpillar Tohoku Ltd.

In March 2012, we acquired 100 percent of the stock of Caterpillar Tohoku Ltd. (Cat Tohoku). Cat Tohoku was an independently owned and operated dealership providing sales, rental, service and after market support for Caterpillar machines and engines in the northeastern part of Japan. The purchase price, net of $18 million of acquired cash, was approximately $206 million. The purchase price included the assumption of $77 million in third-party debt, as well as $64 million net trade payables due to Caterpillar. We paid approximately $59 million at closing, $22 million in July 2012, and recognized a payable of $3 million million for estimated consideration due in March 2013. The acquisition of Cat Tohoku supports Caterpillar's efforts to restructure its distribution network in Japan.

The transaction was financed with available cash. Tangible assets as of the acquisition date were $252 million and primarily included cash of $18 million, receivables of $34 million, inventory of $26 million, and property, plant and equipment of $157 million. Finite-lived intangible assets acquired were $8 million. Liabilities assumed as of the acquisition date were $135 million, recorded at their fair values, and primarily included debt of $77 million and accounts payable of $39 million. Goodwill of $22 million, which is deductible for income tax purposes, represents the excess of cost over the fair value of net tangible assets acquired. These values represent a preliminary allocation of the purchase price subject to finalization of post-closing procedures. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the Construction Industries segment in Note 22. Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

MWM Holding GmbH (MWM)

On October 31, 2011, we acquired 100 percent of the equity in privately held MWM Holding GmbH (MWM).  Headquartered in Mannheim, Germany, MWM is a global supplier of sustainable, natural gas and alternative-fuel engines.  With the acquisition of MWM, Caterpillar expects to expand customer options for sustainable power generation solutions.  The purchase price, net of $94 million of acquired cash, was approximately $774 million (€574 million).

The transaction was financed with available cash.  Tangible assets as of the acquisition date were $535 million, recorded at their fair values, and primarily included cash of $94 million, receivables of $96 million, inventories of $205 million and property, plant and equipment of $108 million.  Finite-lived intangible assets acquired of $221 million were primarily related to customer relationships and also included intellectual property and trade names.  The finite lived intangible assets are being amortized on a straight-line basis over a weighted average amortization period of approximately 10 years.  Liabilities assumed as of the acquisition date were $284 million, recorded at their fair values, and primarily included accounts payable of $77 million, net deferred tax liabilities of $67 million and advance payments of $43 million.  Goodwill of $396 million, approximately $90 million of which is deductible for income tax purposes, represents the excess of cost over the fair value of the net tangible and intangible assets acquired.  Factors that contributed to a purchase price resulting in the recognition of goodwill include MWM’s strategic fit into our product and services portfolio, aftermarket support opportunities and the acquired assembled workforce.  The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the Power Systems segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Pyroban Group Limited

In August 2011, we acquired 100 percent of the stock of Pyroban Group Limited (Pyroban) for approximately $69 million.  Pyroban is a leading provider of explosion protection safety solutions to the oil, gas, industrial and material handling markets headquartered in the United Kingdom with additional locations in the Netherlands, France, Singapore and China.  We expect this acquisition will allow us to grow our existing position in the oil and gas industry and provide further differentiation versus competition.

The transaction was financed with available cash.  As of the acquisition date, net tangible assets acquired and liabilities assumed of $5 million were recorded at their fair values.  Finite-lived intangible assets acquired of $41 million included customer relationships and trademarks are being amortized on a straight-line basis over a weighted-average amortization period of approximately 15 years.  Goodwill of $23 million, non-deductible for income tax purposes, represents the excess of cost over the fair value of net tangible and finite-lived intangible assets acquired.  The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and reported in the Power Systems segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Bucyrus International, Inc.

On July 8, 2011, we completed our acquisition of Bucyrus International, Inc. (Bucyrus).  Bucyrus is a designer, manufacturer and marketer of mining equipment for the surface and underground mining industries.  The total purchase price was approximately $8.8 billion, consisting of $7.4 billion for the purchase of all outstanding shares of Bucyrus common stock at $92 per share and $1.6 billion of assumed Bucyrus debt, substantially all of which was repaid subsequent to closing, net of $0.2 billion of acquired cash.

We funded the acquisition using available cash, commercial paper borrowings and approximately $4.5 billion of long-term debt issued in May 2011.  On May 24, 2011, we issued $500 million of Floating Rate Senior Notes (Three-month USD LIBOR plus 0.10%) due in 2012 and $750 million of Floating Rate Senior Notes (Three-month USD LIBOR plus 0.17%) due in 2013.  The interest rates for the Floating Rate Senior Notes will be reset quarterly.  We also issued $750 million of 1.375% Senior Notes due in 2014, $1.25 billion of 3.900% Senior Notes due in 2021, and $1.25 billion of 5.200% Senior Notes due in 2041.  The Notes are unsecured obligations of Caterpillar and rank equally with all other senior unsecured indebtedness.

In December 2011 and continuing into 2012, we completed divestitures of portions of the Bucyrus distribution business.  The following disclosures do not reflect the impact of these divestitures (see Note 25 for additional discussion).

Bucyrus contributed the following to sales and to profit before taxes (inclusive of deal-related and integration costs):

(Millions of dollars)	Year Ended December 31, 2012	July 8, 2011 to December 31, 2011
Sales	$4,758	$2,524
Profit (loss) before taxes	$115	$(403)

The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the Resource Industries segment in Note 22. For the year ended December 31, 2011, we recorded $373 million in costs related to the acquisition of Bucyrus. These acquisition related costs include consulting, legal and advisory fees, severance costs and financing costs.

During the three months ended December 31, 2011, we adjusted the initial allocation of the purchase price which reduced goodwill by $647 million, the net result of purchase accounting adjustments to the fair value of acquired assets and assumed liabilities. During 2012, we finalized the allocation of the purchase price to identifiable assets and liabilities, reducing the amount allocated to goodwill from our December 31, 2011 preliminary allocation by an additional $28 million. These adjustments primarily included a reduction to goodwill to reflect the tax consequences of the expected reversal of differences in the U.S. GAAP and tax basis of assets and liabilities.

The following table summarizes our initial and final allocation of the assets acquired and liabilities assumed as of the acquisition date at estimated fair value.

	July 8, 2011
(Millions of dollars)	Initial	Final
Assets
Cash	$203	$204
Receivables - trade and other	693	705
Prepaid expenses	154	174
Inventories	2,305	2,223
Property, plant and equipment - net	692	694
Intangible assets	3,901	3,901
Goodwill	5,263	4,588
Other assets	48	141
Liabilities
Short-term borrowings	24	24
Long-term debt due within one year	16	16
Accounts payable	444	465
Accrued expenses	405	433
Customer advances	668	668
Other current liabilities	426	76
Long-term debt due after one year	1,514	1,528
Noncurrent deferred income tax liabilities	1,874	1,449
Other liabilities	434	517
Net assets acquired	$7,454	$7,454

The following table is a summary of the fair value estimates of the acquired identifiable intangible assets, weighted–average useful lives, and balance of accumulated amortization as of December 31, 2012 and 2011:

(Millions of dollars)			Accumulated amortization
	Fair Value	Weighted-average useful life (in years)	2012	2011
Customer relationships	$2,337	15	$231	$75
Intellectual property	1,489	12	182	58
Other	75	4	29	10
Total	$3,901	14	$442	$143

The identifiable intangible assets recorded as a result of the acquisition have been amortized from the acquisition date. Amortization expenses related to intangible assets were $299 million and $143 million in 2012 and 2011, respectively. Estimated aggregate amortization expense for the five succeeding years and thereafter is as follows:

(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter
$299	$299	$290	$280	$280	$2,011

Goodwill in the amount of $4,588 million was recorded for the acquisition of Bucyrus.  Goodwill is calculated as the excess of the consideration transferred over the net assets recognized and represents the estimated future economic benefits arising from other assets acquired that could not be individually identified and separately recognized.  Goodwill will not be amortized, but will be tested for impairment at least annually.  Approximately $500 million of the goodwill is deductible for tax purposes.  Goodwill largely consists of expected synergies resulting from the acquisition.  Key areas of expected cost savings include elimination of redundant selling, general and administrative expenses and increased purchasing power for raw materials and supplies.  We also anticipate the acquisition will produce growth synergies as a result of the combined businesses’ broader product portfolio in the mining industry.

A single estimate of fair value results from a complex series of judgments about future events and uncertainties and relies heavily on estimates and assumptions.  The judgments used to determine the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as asset lives, can materially impact our results of operations.

The unaudited pro forma results presented below include the effects of the Bucyrus acquisition as if it had occurred as of January 1, 2010.  The unaudited pro forma results reflect certain adjustments related to the acquisition, such as the amortization associated with estimates for the acquired intangible assets, fair value adjustments for inventory, contracts and the impact of acquisition financing.  The 2011 supplemental pro forma earnings excluded $373 million of acquisition related costs, including consulting, legal and advisory fees, severance costs and financing expense prior to debt issuance.  Also, the 2011 supplemental pro forma earnings were adjusted to exclude $303 million of nonrecurring expense related to the fair value adjustment to acquisition-date inventory and $25 million acceleration of Bucyrus stock compensation expense.  The 2010 supplemental pro forma earnings were adjusted to include acquisition related costs and fair value adjustments to acquisition-date inventory.

The pro forma results do not include any anticipated synergies or other expected benefits of the acquisition.  Accordingly, the unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisition been completed on the dates indicated.

	Years ended December 31,
(Dollars in millions except per share data)	2011	2010
Total Sales and revenues	$62,281	$46,239
Profit	$5,401	$2,385
Profit per common share	$8.37	$3.78
Profit per common share – diluted	$8.11	$3.67

Balfour Beatty’s Trackwork Business

In May 2011, we acquired 100 percent of the assets and certain liabilities of the United Kingdom trackwork business from Balfour Beatty Rail Limited for approximately $60 million.  The trackwork division specializes in the design and manufacture of special trackwork and associated products for the United Kingdom and international rail markets.  The acquisition supports our strategic initiative to expand the scope and product range of our rail business.

The transaction was financed with available cash.  Tangible assets as of the acquisition date were $82 million, recorded at their fair values, and included receivables of $18 million, inventory of $12 million, and property, plant and equipment of $52 million.  Liabilities assumed as of the acquisition date were $22 million, recorded at their fair values, and primarily included accounts payable of $10 million and accrued expenses of $10 million.  The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the Power Systems segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Electro-Motive Diesel, Inc.

In August 2010, we acquired 100 percent of the equity in privately held Electro-Motive Diesel, Inc. (EMD) for approximately $901 million, consisting of $928 million paid at closing less a final net working capital adjustment of $27 million received in the fourth quarter of 2010.  Headquartered in LaGrange, Illinois with additional manufacturing facilities in Canada and Mexico, EMD designs, manufactures and sells diesel-electric locomotives for commercial railroad applications and sells its products to customers throughout the world.  EMD has a significant field population in North America and throughout the world supported by an aftermarket business offering customers replacement parts, maintenance solutions, and a range of value-added services.  EMD is also a global provider of diesel engines for marine propulsion, offshore and land-based oil well drilling rigs, and stationary power generation.  The acquisition supports our strategic plan to grow our presence in the global rail industry.  We expect the EMD acquisition to enable us to provide rail and transit customers a range of locomotive, engine and emissions solutions, as well as aftermarket product and parts support and a full line of rail-related services and solutions.

The transaction was financed with available cash.  Tangible assets as of the acquisition date were $890 million, recorded at their fair values, and primarily included receivables of $186 million, inventories of $549 million and property, plant and equipment of $131 million.  Finite-lived intangible assets acquired of $329 million were primarily related to customer relationships and also included intellectual property and trade names.  The finite-lived intangible assets are being amortized on a straight-line basis over a weighted-average amortization period of approximately 15 years.  An additional intangible asset acquired of $18 million, related to in-process research and development, is considered indefinite-lived until the completion or abandonment of the development activities. Liabilities assumed as of the acquisition date were $518 million, recorded at their fair values, and primarily included accounts payable of $124 million and accrued expenses of $161 million. Additionally, net deferred tax liabilities were $104 million.  Goodwill of $286 million, substantially all of which is non-deductible for income tax purposes, represents the excess of cost over the fair value of the net tangible and intangible assets acquired.  Factors that contributed to a purchase price resulting in the recognition of goodwill include EMD’s strategic fit into our product and services portfolio, aftermarket support opportunities and the acquired assembled workforce. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the Power Systems segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

FCM Rail Ltd.

In May 2010, we acquired 100 percent of the equity in privately held FCM Rail Ltd. (FCM) for approximately $97 million, including the assumption of $59 million in debt.  We paid $32 million at closing and post-closing adjustments of $1 million in October 2010 and $5 million in May 2012.  FCM is one of the largest lessors of maintenance-of-way (MOW) equipment in the United States, and is located in Fenton, Michigan.  This acquisition strengthens Progress Rail’s position in the MOW industry by expanding its service offerings.

The transaction was financed with available cash. Tangible assets as of the acquisition date were $93 million, recorded at their fair values, and primarily consisted of property, plant and equipment.  Finite-lived intangible assets acquired of $10 million related to customer relationships are being amortized on a straight-line basis over 15 years.  Liabilities assumed as of the acquisition date were $82 million, recorded at their fair values, and included $59 million of assumed debt.  Goodwill of $17 million, non-deductible for income tax purposes, represents the excess of cost over the fair value of net tangible and finite-lived intangible assets acquired. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and reported in the Power Systems segment in Note 22. Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

GE Transportation’s Inspection Products Business

In March 2010, we acquired the Inspection Products business from GE Transportation’s Intelligent Control Systems division for approximately $46 million, which includes $1 million paid for post-closing adjustments.  The acquired business has operations located primarily in the United States, Germany and Italy that design, manufacture and sell hot wheel and hot box detectors, data acquisition systems, draggers and other related inspection products for the global freight and passenger rail industries. The acquisition supports our strategic initiative to expand the scope and product range of our rail signaling business and will provide a foundation for further global expansion of this business.

The transaction was financed with available cash.  As of the acquisition date, tangible assets acquired of $12 million and liabilities assumed of $9 million were recorded at their fair values.  Finite-lived intangible assets acquired of $28 million related to customer relationships and intellectual property are being amortized on a straight-line basis over a weighted-average amortization period of approximately 13 years.  Goodwill of $15 million, approximately $8 million of which is deductible for income tax purposes, represents the excess of cost over the fair value of the net tangible and finite-lived intangible assets acquired. The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and are reported in the Power Systems segment in Note 22.  Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

JCS Company, Ltd.

In March 2010, we acquired 100 percent of the equity in privately held JCS Company Ltd. (JCS) for approximately $34 million, consisting of $32 million paid at closing and an additional $2 million post-closing adjustment paid in June 2010.  Based in Pyongtaek, South Korea, JCS is a leading manufacturer of centrifugally cast metal face seals used in many of the idlers and rollers contained in our undercarriage components. JCS is also a large supplier of seals to external customers in Asia and presents the opportunity to expand our customer base. The purchase of this business provides Caterpillar access to proprietary technology and expertise, which we will be able to replicate across our own seal production processes.

The transaction was financed with available cash.  As of the acquisition date, tangible assets acquired of $22 million and liabilities assumed of $8 million were recorded at their fair values. Finite-lived intangible assets acquired of $12 million related to intellectual property and customer relationships are being amortized on a straight-line basis over a weighted-average amortization period of approximately 9 years. Goodwill of $8 million, non-deductible for income tax purposes, represents the excess of cost over the fair value of net tangible and finite-lived intangible assets acquired.  The results of the acquired business for the period from the acquisition date are included in the accompanying consolidated financial statements and reported in the All Other operating segment in Note 22. Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Redeemable Noncontrolling Interest - Caterpillar Japan Ltd.	12 Months Ended
Dec. 31, 2012
Redeemable Noncontrolling Interest Disclosure Abstract
Redeemable Noncontrolling Interest - Caterpillar Japan Ltd.
Redeemable Noncontrolling Interest – Caterpillar Japan Ltd.

On August 1, 2008, Shin Caterpillar Mitsubishi Ltd. (SCM) completed the first phase of a share redemption plan whereby SCM redeemed half of Mitsubishi Heavy Industries' (MHI’s) shares in SCM. This resulted in Caterpillar owning 67 percent of the outstanding shares of SCM and MHI owning the remaining 33 percent. As part of the share redemption, SCM was renamed Caterpillar Japan Ltd. (Cat Japan) and we consolidated its financial statements. On April 2, 2012, we redeemed the remaining 33 percent interest at its carrying amount, resulting in Caterpillar becoming the sole owner of Cat Japan. Caterpillar paid $444 million (36.5 billion Japanese Yen) to acquire the remaining equity interest held in Cat Japan by MHI.

Divestitures and Assets held for sale	12 Months Ended
Dec. 31, 2012
Divestitures and Assets held for sale
Divestitures and Assets held for sale
Divestitures and Assets held for sale

Bucyrus Distribution Business Divestitures

In conjunction with our acquisition of Bucyrus in July 2011, we announced our intention to sell the Bucyrus distribution business to Caterpillar dealers that support mining customers around the world in a series of individual transactions.  Bucyrus predominantly employed a direct to end customer model to sell and support products.  The intention is for all Bucyrus products to be sold and serviced by Caterpillar dealers, consistent with our long-held distribution strategy.  These transitions are occurring in phases based on the mining business opportunity within each dealer territory.

As portions of the Bucyrus distribution business are sold or classified as held for sale, they will not qualify as discontinued operations because Caterpillar expects significant continuing direct cash flows from the Caterpillar dealers after the divestitures. The gain or loss on disposal, along with the continuing operations of these disposal groups, will be reported in the Resource Industries segment. Goodwill will be allocated to each disposal group using the relative fair value method. The value of the customer relationship intangibles related to each portion of the Bucyrus distribution business to be sold will be included in the disposal groups. The disposal groups will be recorded at the lower of their carrying value or fair value less cost to sell. In 2012, we recorded a goodwill impairment for $27 million related to a disposal group being sold to one of the Caterpillar dealers. Fair value was determined based upon the negotiated sales price. The impairment was recorded in Other operating (income) expenses and included in the Resource Industries segment. The portions of the distribution business that were sold were not material to our results of operations, financial position or cash flow.

In 2012, we completed 12 sale transactions whereby we sold portions of the Bucyrus distribution business to Caterpillar dealers for an aggregate price of $1,481 million. The majority of these transactions are subject to certain working capital adjustments. For the full year 2012, after-tax profit was unfavorably impacted by $28 million as a result of the Bucyrus distribution divestiture activities. This is comprised of $310 million of income (included in Other operating (income) expenses) related to the sales transactions, offset by costs incurred related to the Bucyrus distribution divestiture activities of $177 million (included in Selling, general and administrative expenses) and income tax of $161 million.

Assets sold in 2012 included customer relationship intangibles of $256 million, other assets of $254 million, which consisted primarily of inventory and fixed assets, and allocated goodwill of $405 million related to the divested portions of the Bucyrus distribution business.

As part of these divestitures, Cat Financial provided $739 million of financing to five of the Caterpillar dealers. These loans are included in Receivables – finance and Long-term receivables – finance in Statement 3. Additionally, one of the dealers paid $5 million of its $20 million purchase price at closing. The remaining $15 million is due in the fourth quarter of 2013 and is included in Receivables – trade and other in Statement 3.

In December 2011, we completed one sale transaction whereby we sold a portion of the Bucyrus distribution business to a Caterpillar dealer for $337 million, which includes a $23 million working capital adjustment paid in the third quarter of 2012.  After-tax profit was favorably impacted by $9 million in 2011 as a result of the Bucyrus distribution business divestiture activities. This is comprised of $96 million of income (included in Other operating (income) expenses) primarily related to the December 2011 sale transaction, offset by costs incurred related to the Bucyrus distribution business divestiture activities of $32 million (included in Selling, general and administrative expenses) and income tax of $55 million.  Assets sold included customer relationship intangibles of $63 million, other assets of $53 million, which consisted primarily of inventory and fixed assets, and allocated goodwill of $101 million.

As of December 31, 2012, two divestiture transactions were classified as held for sale and are expected to close in 2013. Current assets held for sale were included in Prepaid expenses and other current assets and non-current assets held for sale were included in Other assets in Statement 3.

The major classes of assets held for sale for a portion of the Bucyrus distribution business were as follows:

	December 31,
(Millions of dollars)	2012	2011
Receivables – trade and other	$—	$25
Inventories	30	109
Current assets held for sale	$30	$134

Property, plant and equipment – net	$—	$28
Intangible assets	32	186
Goodwill	52	296
Non-current assets held for sale	$84	$510

Third Party Logistics Business Divestiture

On July 31, 2012, Platinum Equity acquired a 65 percent equity interest in Caterpillar Logistics Services LLC, the third party logistics division of our wholly owned subsidiary, Caterpillar Logistics Inc., for $541 million subject to certain working capital adjustments. The purchase price of $541 million was comprised of a $122 million equity contribution from Platinum Equity to, and third party debt raised by, Caterpillar Logistics Services LLC. The sale of the third party logistics business supports Caterpillar's increased focus on the continuing growth opportunities in its core businesses. Under the terms of the agreement, Caterpillar retained a 35 percent equity interest.

As a result of the divestiture, we recorded a pretax gain of $281 million (included in Other operating (income) expenses). In addition, we recognized $8 million of incremental incentive compensation expense. The fair value of our retained noncontrolling interest was $66 million, as determined by the $122 million equity contribution from Platinum Equity, and was included in Investments in unconsolidated affiliated companies in Statement 3. The disposal did not qualify as discontinued operations because Caterpillar expects significant continuing involvement through its noncontrolling interest. The financial impact of the disposal was reported in the All Other operating segment. Future results for our remaining interest will be recorded in Equity in profit (loss) of unconsolidated affiliated companies and will be reported in the All Other operating segment.

The controlling financial interest in Caterpillar Logistics Services LLC was not material to our results of operations, financial position or cash flow.

The major classes of assets and liabilities, previously classified as held for sale, that were disposed of as part of this divestiture are summarized in the following table:

(Millions of dollars)	July 31, 2012

Cash and short-term investments	$8
Receivables – trade and other	204
Prepaid expenses and other current assets	5
Inventories	8
Current assets	$225

Property, plant and equipment – net	$163
Intangible assets	1
Other assets	59
Non-current assets	$223

Accounts payable	$18
Accrued expenses	17
Accrued wages, salaries and employee benefits	15
Current liabilities	$50

Liability for postemployment benefits	$58
Other liabilities	40
Long-term liabilities	$98

Carter Machinery

In March 2011, we sold 100 percent of the equity in Carter Machinery Company Inc. for $364 million.  Carter Machinery is a Caterpillar dealership headquartered in Salem, Virginia, and has operations and stores covering Virginia and nine counties in southeast West Virginia.  The current senior management of Carter Machinery, which led the buy-out of Carter Machinery from Caterpillar, remained in place.  A retired Caterpillar Vice President is now CEO and principal owner of Carter Machinery.  Caterpillar had owned Carter Machinery since 1988.  Carter Machinery was the only dealership in the United States that was not independently owned.  Continued Caterpillar ownership did not align with our comprehensive business strategy, resulting in the sale.

As part of the divestiture, Cat Financial provided $348 million of financing to the buyer.  The loan is included in Receivables – finance and Long-term receivables – finance in Statement 3.  We recorded a pre-tax gain of $24 million included in Other operating (income) expenses in Statement 1 and was reported in the All Other operating segment.  The sale did not qualify as discontinued operations because Caterpillar has significant continuing direct cash flows with Carter Machinery after the divestiture.  The sale of Carter Machinery was not material to our results of operations, financial position or cash flow.

Employee separation charges	12 Months Ended
Dec. 31, 2012
Employee separation charges [Abstract]
Employee separation charges
Employee separation charges

Separation charges for 2012, 2011 and 2010 were $94 million, $112 million and $33 million, respectively, and were recognized in Other operating (income) expenses in Statement 1.  The separation charges in 2012 were primarily related to the closure of the Electro-Motive Diesel facility located in London, Ontario and separation programs in Europe. The separation charges in 2011 were primarily related to the acquisition of Bucyrus.  The separation charges in 2010 were primarily related to the streamlining of our corporate structure in 2010.

Our accounting for separations was dependent upon how the particular program was designed.  For voluntary programs, eligible separation costs were recognized at the time of employee acceptance.  For involuntary programs, eligible costs were recognized when management had approved the program, the affected employees had been properly notified and the costs were estimable.

In 2012, the majority of separation charges were assigned primarily to the Power Systems segment. The majority of separation charges were assigned primarily to Resource Industries in 2011.  The majority of separation charges in 2010, including cash severance payments, pension and other postretirement benefit costs and stock-based compensation costs, were not assigned to operating segments.

The following table summarizes the 2010, 2011 and 2012 separation activity:

(Millions of dollars)	Total
Liability balance at December 31, 2009	$49
Increase in liability (separation charges)	33
Reduction in liability (payments and other adjustments)	(60)
Liability balance at December 31, 2010	$22
Increase in liability (separation charges)	112
Reduction in liability (payments and other adjustments)	(44)
Liability balance at December 31, 2011	$90
Increase in liability (separation charges)	94
Reduction in liability (payments and other adjustments)	(155)
Liability balance at December 31, 2012	$29

The remaining liability balances as of December 31, 2012 represent costs for employees that have either not yet separated from the Company or their full severance has not yet been paid.  The majority of these remaining costs are expected to be paid in 2013.

Selected quarterly financial results (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Selected quarterly financial results (unaudited)
Selected quarterly financial results (unaudited)

	2012 Quarter [3]
(Dollars in millions except per share data)	1st	2nd	3rd	4th
Sales and revenues	$15,981	$17,374	$16,445	$16,075
Less: Revenues	(693)	(690)	(706)	(718)
Sales	15,288	16,684	15,739	15,357
Cost of goods sold	11,237	12,280	11,639	11,899
Gross margin	4,051	4,404	4,100	3,458
Profit [1,4]	$1,586	$1,699	$1,699	$697
Profit per common share [4]	$2.44	$2.60	$2.60	$1.07
Profit per common share–diluted [2,4]	$2.37	$2.54	$2.54	$1.04

	2011 Quarter [3]
	1st	2nd	3rd	4th
Sales and revenues	$12,949	$14,230	$15,716	$17,243
Less: Revenues	(672)	(695)	(693)	(686)
Sales	12,277	13,535	15,023	16,557
Cost of goods sold	9,057	10,303	11,455	12,763
Gross margin	3,220	3,232	3,568	3,794
Profit [1]	$1,225	$1,015	$1,141	$1,547
Profit per common share	$1.91	$1.57	$1.76	$2.39
Profit per common share–diluted [2]	$1.84	$1.52	$1.71	$2.32

[1]	Profit attributable to common stockholders.

[2]	Diluted by assumed exercise of stock-based compensation awards using the treasury stock method.

[3]	See Note 23 - Acquisitions and Note 25 - Divestitures and Assets held for sale for additional information.

[4]	The fourth quarter 2012 includes a goodwill impairment charge related to Siwei of $580 million.

Operations and summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation, Policy

B.	Basis of presentation

The consolidated financial statements include the accounts of Caterpillar Inc. and its subsidiaries where we have a controlling financial interest.

We consolidate all variable interest entities (VIEs) where Caterpillar Inc. is the primary beneficiary.  For VIEs, we assess whether we are the primary beneficiary as prescribed by the accounting guidance on the consolidation of VIEs.  The primary beneficiary of a VIE is the party that has both the power to direct the activities that most significantly impact the entity’s economic performance, and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

Investments in companies that are owned 20 percent to 50 percent or are less than 20 percent owned and for which we have significant influence are accounted for by the equity method.  See Note 9 for further discussion.

Certain amounts for prior years have been reclassified to conform with the current-year financial statement presentation.

Shipping and handling costs are included in Cost of goods sold in Statement 1.  Other operating (income) expenses primarily include Cat Financial’s depreciation of equipment leased to others, Cat Insurance’s underwriting expenses, gains (losses) on disposal of long-lived assets and business divestitures, long-lived asset impairment charges, employee separation charges and benefit plan curtailment, settlement and special termination benefits.

Prepaid expenses and other current assets in Statement 3 include prepaid rent, prepaid insurance, assets held for sale, core to be returned for remanufacturing, restricted cash and other short-term investments, and other prepaid items.

Sales and Revenue Recognition, Policy

C.	Sales and revenue recognition

Sales of Machinery and Power Systems are recognized and earned when all the following criteria are satisfied:  (a) persuasive evidence of a sales arrangement exists; (b) price is fixed and determinable; (c) collectability is reasonably assured; and (d) delivery has occurred.  Persuasive evidence of an arrangement and a fixed or determinable price exist once we receive an order or contract from a customer or independently owned and operated dealer.  We assess collectability at the time of the sale and if collectability is not reasonably assured, the sale is deferred and not recognized until collectability is probable or payment is received.  Typically, where product is produced and sold in the same country, title and risk of ownership transfer when the product is shipped.  Products that are exported from a country for sale typically pass title and risk of ownership at the border of the destination country.

Sales of certain turbine machinery units, draglines, large shovels and long wall roof supports are recognized under accounting for construction-type contracts, primarily using the percentage-of-completion method.  Revenue is recognized based upon progress towards completion, which is estimated and continually updated over the course of construction.  We provide for any loss that we expect to incur on these contracts when that loss is probable.

Our remanufacturing operations are primarily focused on the remanufacture of Cat engines and components and rail related products.  In this business, used engines and related components (core) are inspected, cleaned and remanufactured.  In connection with the sale of most of our remanufactured product, we collect a deposit from the dealer that is repaid if the dealer returns an acceptable core within a specified time period.  Caterpillar owns and has title to the cores when they are returned from dealers.  The rebuilt engine or component (the core plus any new content) is then sold as a remanufactured product to dealers and customers.  Revenue is recognized pursuant to the same criteria as machinery and engine sales noted above (title to the entire remanufactured product passes to the dealer upon sale).  At the time of sale, the deposit is recognized in Other current liabilities in Statement 3.  In addition, the core to be returned is recognized as an asset in Prepaid expenses and other current assets in Statement 3 at the estimated replacement cost (based on historical experience with useable cores).  Upon receipt of an acceptable core, we repay the deposit and relieve the liability.  The returned core is then included in inventory.  In the event that the deposit is forfeited (i.e. upon failure by the dealer to return an acceptable core in the specified time period), we recognize the core deposit and the cost of the core in revenue and expense, respectively.

No right of return exists on sales of equipment.  Replacement part returns are estimable and accrued at the time a sale is recognized.

We provide discounts to dealers through merchandising programs.  We have numerous programs that are designed to promote the sale of our products.  The most common dealer programs provide a discount when the dealer sells a product to a targeted end user.  The cost of these discounts is estimated based on historical experience and known changes in merchandising programs and is reported as a reduction to sales when the product sale is recognized.

Our standard invoice terms are established by marketing region. When a sale is made to a dealer, the dealer is responsible for payment even if the product is not sold to an end customer and must make payment within the standard terms to avoid interest costs. Interest at or above prevailing market rates is charged on any past due balance. Our policy is to not forgive this interest.  Terms were extended to not more than one year for $354 million, $341 million and $221 million of receivables in 2012, 2011 and 2010, respectively. These term extensions represent less than 1 percent of consolidated sales for all years presented.

We establish a bad debt allowance for Machinery and Power Systems receivables when it becomes probable that the receivable will not be collected.  Our allowance for bad debts is not significant.

Revenues of Financial Products primarily represent the following Cat Financial revenues:

•
Retail finance revenue on finance leases and installment sale contracts is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on retail notes is recognized based on the daily balance of retail receivables outstanding and the applicable effective interest rate.

•	Operating lease revenue is recorded on a straight-line basis in the period earned over the life of the contract.

•
Cat Financial provides wholesale inventory financing to dealers. Wholesale finance revenue on installment sale contracts and finance leases is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on wholesale notes is recognized based on the daily balance of wholesale receivables outstanding and the applicable effective interest rate.

•	Loan origination and commitment fees are deferred and then amortized to revenue using the interest method over the life of the finance receivables.

Recognition of income is suspended when management determines that collection of future income is not probable (generally after 120 days past due). Accrual is resumed, and previously suspended income is recognized, when the receivable becomes contractually current and/or collection doubts are removed. See Note 6 for more information.

Sales and revenues are presented net of sales and other related taxes.

Inventories, Policy

D.	Inventories

Inventories are stated at the lower of cost or market. Cost is principally determined using the last-in, first-out (LIFO) method. The value of inventories on the LIFO basis represented about 60 percent of total inventories at December 31, 2012, about 65 percent of total inventories at December 31, 2011, and about 70 percent at December 31, 2010.

If the FIFO (first-in, first-out) method had been in use, inventories would have been $2,750 million, $2,422 million and $2,575 million higher than reported at December 31, 2012, 2011 and 2010, respectively.

Depreciation and Amortization, Policy

E.	Depreciation and amortization

Depreciation of plant and equipment is computed principally using accelerated methods. Depreciation on equipment leased to others, primarily for Financial Products, is computed using the straight-line method over the term of the lease. The depreciable basis is the original cost of the equipment less the estimated residual value of the equipment at the end of the lease term. In 2012, 2011 and 2010, Cat Financial depreciation on equipment leased to others was $688 million, $690 million and $690 million, respectively, and was included in Other operating (income) expenses in Statement 1. In 2012, 2011 and 2010, consolidated depreciation expense was $2,421 million, $2,240 million and $2,202 million, respectively. Amortization of purchased finite-lived intangibles is computed principally using the straight-line method, generally not to exceed a period of 20 years.

Foreign Currency Translation, Policy

F.	Foreign currency translation

The functional currency for most of our Machinery and Power Systems consolidated companies is the U.S. dollar. The functional currency for most of our Financial Products and affiliates accounted for under the equity method is the respective local currency.  Gains and losses resulting from the remeasurement of foreign currency amounts to the functional currency are included in Other income (expense) in Statement 1. Gains and losses resulting from translating assets and liabilities from the functional currency to U.S. dollars are included in Accumulated other comprehensive income (loss) in Statement 3.

Derivative Financial Instruments, Policy

G.	Derivative financial instruments

Our earnings and cash flow are subject to fluctuations due to changes in foreign currency exchange rates, interest rates and commodity prices.  Our Risk Management Policy (policy) allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate, interest rate and commodity price exposures and not for the purpose of creating speculative positions.  Derivatives that we use are primarily foreign currency forward, option and cross currency contracts, interest rate swaps and commodity forward and option contracts. All derivatives are recorded at fair value.  See Note 3 for more information.

Income Taxes, Policy

H.	Income taxes

The provision for income taxes is determined using the asset and liability approach taking into account guidance related to uncertain tax positions.  Tax laws require items to be included in tax filings at different times than the items are reflected in the financial statements.  A current liability is recognized for the estimated taxes payable for the current year.  Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid.  Deferred taxes are adjusted for enacted changes in tax rates and tax laws.  Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

Estimates in Financial Statements, Policy

I.	Estimates in financial statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts. The more significant estimates include: residual values for leased assets, fair values for goodwill impairment tests, impairment of available-for-sale securities, warranty liability, stock-based compensation and reserves for product liability and insurance losses, postretirement benefits, post-sale discounts, credit losses and income taxes.

Goodwill, Policy

K.	Goodwill

For acquisitions accounted for as a business combination, goodwill represents the excess of the cost over the fair value of the net assets acquired.  We are required to test goodwill for impairment, at the reporting unit level, annually and when events or circumstances indicate the fair value of a reporting unit may be below its carrying value.  A reporting unit is an operating segment or one level below an operating segment (referred to as a component) to which goodwill is assigned when initially recorded. We assign goodwill to reporting units based on our integration plans and the expected synergies resulting from the acquisition.  Because Caterpillar is a highly integrated company, the businesses we acquire are sometimes combined with or integrated into existing reporting units.  When changes occur in the composition of our operating segments or reporting units, goodwill is reassigned to the affected reporting units based on their relative fair values.

We test goodwill for impairment annually and whenever events or circumstances make it more likely than not that an impairment may have occurred.  We perform our annual goodwill impairment test as of October 1 and monitor for interim triggering events on an ongoing basis.  Goodwill is reviewed for impairment utilizing a qualitative assessment or a two-step process.  We have an option to make a qualitative assessment of a reporting unit’s goodwill for impairment.  If we choose to perform a qualitative assessment and determine the fair value more likely than not exceeds the carrying value, no further evaluation is necessary.  For reporting units where we perform the two-step process, the first step requires us to compare the fair value of each reporting unit, which we primarily determine using an income approach based on the present value of discounted cash flows, to the respective carrying value, which includes goodwill.  If the fair value of the reporting unit exceeds its carrying value, the goodwill is not considered impaired.  If the carrying value is higher than the fair value, there is an indication that an impairment may exist and the second step is required.  In step two, the implied fair value of goodwill is calculated as the excess of the fair value of a reporting unit over the fair values assigned to its assets and liabilities.  If the implied fair value of goodwill is less than the carrying value of the reporting unit’s goodwill, the difference is recognized as an impairment loss.  See Note 10 for further details.

Assets Held for Sale, Policy

M.	Assets held for sale

For those businesses where management has committed to a plan to divest, which is typically demonstrated by approval from the Board of Directors, each business is valued at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value, an impairment loss is recognized. The fair values are estimated using accepted valuation techniques such as a discounted cash flow model, valuations performed by third parties, or indicative bids, when available. A number of significant estimates and assumptions are involved in the application of these techniques, including the forecasting of markets and market share, sales volumes and prices, costs and expenses, and multiple other factors. Management considers historical experience and all available information at the time the estimates are made; however, the fair values that are ultimately realized upon the sale of the businesses to be divested may differ from the estimated fair values reflected in the Consolidated Financial Statements.

Derivative financial instruments and risk management (Policies)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Risk Management Policy

A.	Foreign currency exchange rate risk

Foreign currency exchange rate movements create a degree of risk by affecting the U.S. dollar value of sales made and costs incurred in foreign currencies. Movements in foreign currency rates also affect our competitive position as these changes may affect business practices and/or pricing strategies of non-U.S.-based competitors. Additionally, we have balance sheet positions denominated in foreign currencies, thereby creating exposure to movements in exchange rates.

Our Machinery and Power Systems operations purchase, manufacture and sell products in many locations around the world. As we have a diversified revenue and cost base, we manage our future foreign currency cash flow exposure on a net basis. We use foreign currency forward and option contracts to manage unmatched foreign currency cash inflow and outflow. Our objective is to minimize the risk of exchange rate movements that would reduce the U.S. dollar value of our foreign currency cash flow. Our policy allows for managing anticipated foreign currency cash flow for up to five years.

We generally designate as cash flow hedges at inception of the contract any Australian dollar, Brazilian real, British pound, Canadian dollar, Chinese yuan, euro, Indian rupee, Japanese yen, Mexican peso, Singapore dollar, or Swiss franc forward or option contracts that meet the requirements for hedge accounting and the maturity extends beyond the current quarter-end. Designation is performed on a specific exposure basis to support hedge accounting. The remainder of Machinery and Power Systems foreign currency contracts are undesignated, including any hedges designed to protect our competitive exposure.

As of December 31, 2012, $24 million of deferred net losses, net of tax, included in equity (AOCI in Statement 3), are expected to be reclassified to current earnings (Other income (expense) in Statement 1) over the next twelve months when earnings are affected by the hedged transactions.  The actual amount recorded in Other income (expense) will vary based on exchange rates at the time the hedged transactions impact earnings.

In managing foreign currency risk for our Financial Products operations, our objective is to minimize earnings volatility resulting from conversion and the remeasurement of net foreign currency balance sheet positions, and future transactions denominated in foreign currencies. Our policy allows the use of foreign currency forward, option and cross currency contracts to offset the risk of currency mismatch between our receivables and debt, and exchange rate risk associated with future transactions denominated in foreign currencies. Substantially all such foreign currency forward, option and cross currency contracts are undesignated.

B.	Interest rate risk

Interest rate movements create a degree of risk by affecting the amount of our interest payments and the value of our fixed-rate debt. Our practice is to use interest rate derivatives to manage our exposure to interest rate changes and, in some cases, lower the cost of borrowed funds.

Our Machinery and Power Systems operations generally use fixed rate debt as a source of funding.  Our objective is to minimize the cost of borrowed funds.  Our policy allows us to enter into fixed-to-floating interest rate swaps and forward rate agreements to meet that objective with the intent to designate as fair value hedges at inception of the contract all fixed-to-floating interest rate swaps.  Designation as a hedge of the fair value of our fixed rate debt is performed to support hedge accounting.

Financial Products operations has a match-funding policy that addresses interest rate risk by aligning the interest rate profile (fixed or floating rate) of Cat Financial’s debt portfolio with the interest rate profile of their receivables portfolio within predetermined ranges on an ongoing basis. In connection with that policy, we use interest rate derivative instruments to modify the debt structure to match assets within the receivables portfolio. This matched funding reduces the volatility of margins between interest-bearing assets and interest-bearing liabilities, regardless of which direction interest rates move.

Our policy allows us to use fixed-to-floating, floating-to-fixed, and floating-to-floating interest rate swaps to meet the match-funding objective.  We designate fixed-to-floating interest rate swaps as fair value hedges to protect debt against changes in fair value due to changes in the benchmark interest rate.  We designate most floating-to-fixed interest rate swaps as cash flow hedges to protect against the variability of cash flows due to changes in the benchmark interest rate.

As of December 31, 2012, $3 million of deferred net losses, net of tax, included in equity (AOCI in Statement 3), related to Financial Products floating-to-fixed interest rate swaps, are expected to be reclassified to current earnings (Interest expense of Financial Products in Statement 1) over the next twelve months.  The actual amount recorded in Interest expense of Financial Products will vary based on interest rates at the time the hedged transactions impact earnings.

We have, at certain times, liquidated fixed-to-floating and floating-to-fixed interest rate swaps at both Machinery and Power Systems and Financial Products.  The gains or losses associated with these swaps at the time of liquidation are amortized into earnings over the original term of the previously designated hedged item.

In anticipation of issuing debt for the planned acquisition of Bucyrus International, Inc., we entered into interest rate swaps to manage our exposure to interest rate changes.  For the year ended December 31, 2011, we recognized a net loss of $149 million, included in Other income (expense) in Statement 1.  The contracts were liquidated in conjunction with the debt issuance in May 2011.  These contracts were not designated as hedging instruments, and therefore, did not receive hedge accounting treatment.

C.	Commodity price risk

Commodity price movements create a degree of risk by affecting the price we must pay for certain raw material. Our policy is to use commodity forward and option contracts to manage the commodity risk and reduce the cost of purchased materials.

Our Machinery and Power Systems operations purchase base and precious metals embedded in the components we purchase from suppliers.  Our suppliers pass on to us price changes in the commodity portion of the component cost. In addition, we are subject to price changes on energy products such as natural gas and diesel fuel purchased for operational use.

Our objective is to minimize volatility in the price of these commodities. Our policy allows us to enter into commodity forward and option contracts to lock in the purchase price of a portion of these commodities within a five-year horizon. All such commodity forward and option contracts are undesignated.

The location and fair value of derivative instruments reported in Statement 3 are as follows:

Operations and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss), net of tax, included in Statement 4, consisted of the following at December 31:

	December 31,
(Millions of dollars)	2012		2011	2010
Foreign currency translation	$456		$206	$551
Pension and other postretirement benefits	(6,914)		(6,568)	(4,695)
Derivative financial instruments	(42)		(10)	45
Available-for-sale securities	67		44	48
Total accumulated other comprehensive income (loss)	$(6,433)	[1]	$(6,328)	$(4,051)

Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule providing assumptions used in determining the fair value of stock-based awards
The following table provides the assumptions used in determining the fair value of the stock-based awards for the years ended December 31, 2012, 2011 and 2010, respectively.

	Grant Year
	2012	2011	2010
Weighted-average dividend yield	2.2%	2.2%	2.3%
Weighted-average volatility	35.0%	32.7%	36.4%
Range of volatilities	33.3-40.4%	20.9-45.4%	35.2-51.8%
Range of risk-free interest rates	0.17-2.00%	0.25-3.51%	0.32-3.61%
Weighted-average expected lives	7 years	8 years	7 years

Schedule of financial information related to stock-based compensation
Please refer to Tables I and II below for additional information on our stock-based awards.

TABLE I — Financial Information Related to Stock-based Compensation
	2012		2011		2010
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
Stock options/SARs activity:
Outstanding at beginning of year	50,372,991	$53.01	57,882,998	$48.50	63,082,787	$44.24
Granted to officers and key employees [1]	3,318,188	$110.09	2,960,595	$102.13	7,556,481	$57.85
Exercised	(7,708,343)	$38.73	(10,149,476)	$41.78	(12,568,232)	$32.83
Forfeited / expired	(155,237)	$67.50	(321,126)	$48.02	(188,038)	$43.64
Outstanding at end of year	45,827,599	$59.45	50,372,991	$53.01	57,882,998	$48.50
Exercisable at year-end	33,962,000	$51.75	35,523,057	$52.66	41,658,033	$48.23

RSUs activity:
Outstanding at beginning of year	4,281,490		4,650,241		4,531,545
Granted to officers and key employees	1,429,939		1,082,032		1,711,771
Vested	(2,077,485)		(1,382,539)		(1,538,047)
Forfeited	(53,724)		(68,244)		(55,028)
Outstanding at end of year	3,580,220		4,281,490		4,650,241

Stock options/SARs outstanding and exercisable:
	Outstanding				Exercisable
Exercise Prices	Shares Outstanding at 12/31/12	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value[2]	Shares Outstanding at 12/31/12	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value[2]
$22.17 – 27.14	6,759,589	4.75	$23.36	$439	6,759,589	4.75	$23.36	$439
$38.63 – 45.64	11,099,949	1.81	$42.38	509	11,099,949	1.81	$42.38	509
$57.85 – 66.77	10,654,464	6.16	$59.54	306	4,597,874	4.84	$61.77	122
$72.05 – 86.77	11,246,820	3.90	$72.60	176	11,152,835	3.89	$72.48	176
$102.13 – 110.09	6,066,777	8.71	$106.30	—	351,753	8.49	$104.55	—
	45,827,599		$59.45	$1,430	33,962,000		$51.75	$1,246

[1]
Of the 3,318,188 awards granted during the year ended December 31, 2012, none were SARs. Of the 2,960,595 awards granted during the year ended December 31, 2011, 2,722,689 were SARs. Of the 7,556,481 awards granted during the year ended December 31, 2010, 7,125,210 were SARs.

[2]
The difference between a stock award’s exercise price and the underlying stock’s market price at December 31, 2012, for awards with market price greater than the exercise price. Amounts are in millions of dollars.

TABLE II— Additional Stock-based Award Information

(Dollars in millions except per share data)	2012	2011	2010
Stock Options/SARs activity:
Weighted-average fair value per share of stock awards granted	$39.20	$36.73	$22.31
Intrinsic value of stock awards exercised	$488	$618	$518
Fair value of stock awards vested	$66	$96	$124
Cash received from stock awards exercised	$112	$161	$325

RSUs activity:
Weighted-average fair value per share of stock awards granted	$104.61	$97.51	$53.35
Fair value of stock awards vested	$229	$143	$99

Derivative financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Location and fair value of derivative instruments reported in the Consolidated Financial Position
The location and fair value of derivative instruments reported in Statement 3 are as follows:

(Millions of dollars)	Consolidated Statement of Financial Position Location	Asset (Liability) Fair Value
		Years ended December 31,
		2012	2011	2010
Designated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables — trade and other	$28	$54	$65
Machinery and Power Systems	Long-term receivables — trade and other	—	19	52
Machinery and Power Systems	Accrued expenses	(66)	(73)	(66)
Machinery and Power Systems	Other liabilities	—	(10)	(1)
Interest rate contracts
Machinery and Power Systems	Receivables — trade and other	—	—	1
Financial Products	Receivables — trade and other	17	15	14
Financial Products	Long-term receivables — trade and other	209	233	197
Financial Products	Accrued expenses	(8)	(6)	(18)
		$180	$232	$244

Undesignated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables — trade and other	$31	$27	$120
Machinery and Power Systems	Accrued expenses	(63)	(12)	(46)
Machinery and Power Systems	Other liabilities	—	(85)	(58)
Financial Products	Receivables — trade and other	10	7	6
Financial Products	Accrued expenses	(6)	(16)	(9)
Interest rate contracts
Machinery and Power Systems	Accrued expenses	—	—	(6)
Financial Products	Receivables — trade and other	2	—	—
Financial Products	Accrued expenses	(1)	(1)	(1)
Commodity contracts
Machinery and Power Systems	Receivables — trade and other	1	2	17
Machinery and Power Systems	Accrued expenses	—	(9)	—
		$(26)	$(87)	$23

Schedule of effect of derivatives designated as fair value hedging instruments on Consolidated Results of Operations
The effect of derivatives designated as hedging instruments on Statement 1 is as follows:

Fair Value Hedges		Year ended December 31, 2012
(Millions of dollars)	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	$(20)	$36
		$(20)	$36

		Year ended December 31, 2011
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Machinery and Power Systems	Other income (expense)	$(1)	$1
Financial Products	Other income (expense)	39	(44)
		$38	$(43)

		Year ended December 31, 2010
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	$107	$(98)
		$107	$(98)

Schedule of effect of derivatives designated as cash flow hedging instruments on Consolidated Results of Operations

Cash Flow Hedges
(Millions of dollars)	Year ended December 31, 2012
		Recognized in Earnings
	Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	Classification of Gains (Losses)	Amount of Gains (Losses) Reclassified from AOCI to Earnings		Recognized in Earnings (Ineffective Portion)
Foreign exchange contracts
Machinery and Power Systems	$(78)	Other income (expense)	$(30)	[2]	$—
Interest rate contracts
Financial Products	1	Interest expense of Financial Products	4		(1)	[1]
	$(77)		$(26)		$(1)

	Year ended December 31, 2011
		Recognized in Earnings
	Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	Classification of Gains (Losses)	Amount of Gains (Losses) Reclassified from AOCI to Earnings		Recognized in Earnings (Ineffective Portion)
Foreign exchange contracts
Machinery and Power Systems	$34	Other income (expense)	$70		$—
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)		—
Financial Products	(1)	Interest expense of Financial Products	(12)		(2)	[1]
	$33		$55		$(2)

	Year ended December 31, 2010
		Recognized in Earnings
	Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	Classification of Gains (Losses)	Amount of Gains (Losses) Reclassified from AOCI to Earnings		Recognized in Earnings (Ineffective Portion)
Foreign exchange contracts
Machinery and Power Systems	$(72)	Other income (expense)	$(1)		$2
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)		—
Financial Products	(7)	Interest expense of Financial Products	(49)		(1)	[1]
	$(79)		$(53)		$1

Effect of derivatives not designated as hedging instruments on the Consolidated Results of Operations
 The effect of derivatives not designated as hedging instruments on Statement 1 is as follows:

		Years ended December 31,
(Millions of dollars)	Classification of Gains (Losses)	2012	2011	2010
Foreign exchange contracts
Machinery and Power Systems	Other income (expense)	$62	$62	$(45)
Financial Products	Other income (expense)	6	(15)	16
Interest rate contracts
Machinery and Power Systems	Other income (expense)	2	(149)	(8)
Financial Products	Other income (expense)	—	—	2
Commodity contracts
Machinery and Power Systems	Other income (expense)	2	(17)	15
		$72	$(119)	$(20)

Other income (expense) (Tables)	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Other income (expense)

	Years ended December 31,
(Millions of dollars)	2012	2011		2010
Investment and interest income	$82	$85		$86
Foreign exchange gains (losses) [1]	(116)	21		(55)
License fee income	99	80		54
Gains (losses) on sale of securities and affiliated companies	4	17		9
Impairment of available-for-sale securities	(2)	(5)		(3)
Miscellaneous income (loss)	63	(230)	[2]	39
	$130	$(32)		$130

[1] Includes gains (losses) from foreign exchange derivative contracts.  See Note 3 for further details.
[2] Miscellaneous income (loss) in 2011 includes forward starting swap costs of $149 million (see Note 3) and bridge financing costs of $54 million (see Note 23), both related to the acquisition of Bucyrus.

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of profit (loss) before taxes

The components of profit before taxes were:
	Years ended December 31,
(Millions of dollars)	2012	2011	2010
U.S.	$4,090	$2,250	$778
Non-U.S.	4,146	4,475	2,972
	$8,236	$6,725	$3,750

Components of the provision (benefit) for income taxes

The components of the provision (benefit) for income taxes were:
	Years ended December 31,
(Millions of dollars)	2012	2011	2010
Current tax provision (benefit):
U.S.	$971	$750	$247
Non-U.S.	1,250	1,014	645
State (U.S.)	56	72	44
	2,277	1,836	936

Deferred tax provision (benefit):
U.S.	332	2	103
Non-U.S.	(89)	(92)	(75)
State (U.S.)	8	(26)	4
	251	(116)	32
Total provision (benefit) for income taxes	$2,528	$1,720	$968

Reconciliation of the U.S. federal statutory rate to effective rate
Reconciliation of the U.S. federal statutory rate to effective rate:

(Millions of dollars)	Years ended December 31,
	2012		2011		2010
Taxes at U.S. statutory rate	$2,882	35.0%	$2,354	35.0%	$1,313	35.0%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(342)	(4.2)%	(467)	(6.9)%	(339)	(9.0)%
State and local taxes, net of federal	55	0.7%	30	0.4%	27	0.7%
Interest and penalties, net of tax	22	0.3%	25	0.4%	16	0.4%
U.S. research and production incentives	(80)	(1.0)%	(152)	(2.3)%	(74)	(2.0)%
Other—net	(27)	(0.3)%	(7)	(0.1)%	(5)	(0.1)%
	2,510	30.5%	1,783	26.5%	938	25.0%

Prior year tax and interest adjustments	(300)	(3.7)%	41	0.6%	(34)	(0.9)%
Nondeductible goodwill	318	3.9%	33	0.5%	—	—%
Release of valuation allowances	—	—%	(24)	(0.3)%	(26)	(0.7)%
Non-U.S. earnings reinvestment changes	—	—%	(113)	(1.7)%	—	—%
Tax law change related to Medicare subsidies	—	—%	—	—%	90	2.4%
Provision (benefit) for income taxes	$2,528	30.7%	$1,720	25.6%	$968	25.8%

Deferred income tax assets and liabilities
The amount of deferred income taxes at December 31, included on the following lines in Statement 3, are as follows:

	December 31,
(Millions of dollars)	2012	2011	2010
Assets:
Deferred and refundable income taxes	$979	$1,044	$579
Noncurrent deferred and refundable income taxes	1,863	2,005	2,337
	2,842	3,049	2,916
Liabilities:
Other current liabilities	66	69	8
Other liabilities	484	559	141
Deferred income taxes—net	$2,292	$2,421	$2,767

Deferred income tax assets and liabilities:
	December 31,
(Millions of dollars)	2012	2011	2010
Deferred income tax assets:
Pension	$2,100	$2,130	$1,065
Postemployment benefits other than pensions	1,678	1,622	1,501
Tax carryforwards	663	821	1,117
Warranty reserves	358	338	253
Stock-based compensation	281	232	215
Inventory	195	148	32
Allowance for credit losses	170	131	111
Post sale discounts	141	141	142
Deferred compensation	110	102	106
Other—net	491	537	404
	6,187	6,202	4,946

Deferred income tax liabilities:
Capital and intangible assets	(2,759)	(2,866)	(1,560)
Bond discount	(249)	(37)	(38)
Translation	(173)	(193)	(169)
Undistributed profits of non-U.S. subsidiaries	(128)	(215)	—
	(3,309)	(3,311)	(1,767)
Valuation allowance for deferred tax assets	(586)	(470)	(412)
Deferred income taxes—net	$2,292	$2,421	$2,767

Summary of net operating loss carryforwards
At December 31, 2012, amounts and expiration dates of net operating loss carryforwards in various non-U.S. taxing jurisdictions were:

(Millions of dollars)
2013	2014	2015	2016	2017-2033	Unlimited	Total
$6	$11	$10	$8	$576	$1,135	$1,746

Reconciliation of unrecognized tax benefits

Reconciliation of unrecognized tax benefits: [1]
	Years ended December 31,
(Millions of dollars)	2012	2011	2010
Balance at January 1,	$958	$789	$761

Additions for tax positions related to current year	64	118	21
Additions for tax positions related to prior years	178	108	59
Reductions for tax positions related to prior years	(266)	(30)	(49)
Reductions for settlements [2]	(191)	—	—
Reductions for expiration of statute of limitations	(28)	(27)	(3)

Balance at December 31,	$715	$958	$789

Amount that, if recognized, would impact the effective tax rate	$669	$835	$667

[1]	Foreign currency translation amounts are included within each line as applicable.

[2]	Includes cash payment or other reduction of assets to settle liability.

Cat Financial Financing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Contractual maturities of outstanding wholesale inventory receivables

Contractual maturities of outstanding wholesale inventory receivables:
(Millions of dollars)	December 31, 2012
Amounts Due In	Wholesale Installment Contracts	Wholesale Finance Leases	Wholesale Notes	Total
2013	$398	$146	$727	$1,271
2014	96	100	167	363
2015	58	74	181	313
2016	28	42	13	83
2017	12	14	6	32
Thereafter	2	—	—	2
	594	376	1,094	2,064
Guaranteed residual value	—	102	—	102
Unguaranteed residual value	—	35	—	35
Less: Unearned income	(7)	(35)	(7)	(49)
Total	$587	$478	$1,087	$2,152

Contractual maturities of outstanding finance receivables

Contractual maturities of outstanding finance receivables:
(Millions of dollars)	December 31, 2012
Amounts Due In	Retail Installment Contracts	Retail Finance Leases	Retail Notes	Total
2013	$1,819	$3,192	$4,068	$9,079
2014	1,357	2,144	1,836	5,337
2015	911	1,225	1,714	3,850
2016	466	600	1,175	2,241
2017	171	241	1,454	1,866
Thereafter	29	125	861	1,015
	4,753	7,527	11,108	23,388
Guaranteed residual value	—	374	—	374
Unguaranteed residual value	—	462	—	462
Less: Unearned income	(67)	(762)	(87)	(916)
Total	$4,686	$7,601	$11,021	$23,308

Impaired loans and finance leases
Individually impaired loans and finance leases for the customer portfolio segment were as follows:

	December 31, 2012
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$28	$27	$—
Europe	45	45	—
Asia Pacific	2	2	—
Mining	1	1	—
Latin America	7	7	—
Caterpillar Power Finance	295	295	—
Total	$378	$377	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$47	$43	$10
Europe	40	37	14
Asia Pacific	35	35	8
Mining	23	23	5
Latin America	43	43	12
Caterpillar Power Finance	116	112	24
Total	$304	$293	$73

Total Impaired Loans and Finance Leases
Customer
North America	$75	$70	$10
Europe	85	82	14
Asia Pacific	37	37	8
Mining	24	24	5
Latin America	50	50	12
Caterpillar Power Finance	411	407	24
Total	$682	$670	$73

	December 31, 2011
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$83	$80	$—
Europe	47	46	—
Asia Pacific	4	4	—
Mining	8	8	—
Latin America	9	9	—
Caterpillar Power Finance	175	170	—
Total	$326	$317	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$69	$64	$15
Europe	36	33	12
Asia Pacific	13	13	3
Mining	13	13	4
Latin America	25	25	6
Caterpillar Power Finance	93	92	16
Total	$249	$240	$56

Total Impaired Loans and Finance Leases
Customer
North America	$152	$144	$15
Europe	83	79	12
Asia Pacific	17	17	3
Mining	21	21	4
Latin America	34	34	6
Caterpillar Power Finance	268	262	16
Total	$575	$557	$56

	December 31, 2010
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$87	$87	$—
Europe	6	4	—
Asia Pacific	5	5	—
Mining	8	8	—
Latin America	3	3	—
Caterpillar Power Finance	174	174	—
Total	$283	$281	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$191	$185	$44
Europe	62	57	15
Asia Pacific	27	27	7
Mining	—	—	—
Latin America	44	43	9
Caterpillar Power Finance	34	33	4
Total	$358	$345	$79

Total Impaired Loans and Finance Leases
Customer
North America	$278	$272	$44
Europe	68	61	15
Asia Pacific	32	32	7
Mining	8	8	—
Latin America	47	46	9
Caterpillar Power Finance	208	207	4
Total	$641	$626	$79

	Years ended December 31,
	2012		2011		2010
(Millions of dollars)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$50	$3	$91	$4	$39	$2
Europe	45	1	11	—	7	—
Asia Pacific	3	—	5	—	6	—
Mining	8	—	8	1	3	—
Latin America	6	—	9	1	5	—
Caterpillar Power Finance	220	2	221	6	92	—
Total	$332	$6	$345	$12	$152	$2

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$58	$1	$142	$5	$271	$11
Europe	43	2	50	2	85	4
Asia Pacific	27	2	17	1	34	3
Mining	38	2	6	—	6	—
Latin America	43	2	39	2	39	3
Caterpillar Power Finance	99	—	83	—	17	—
Total	$308	$9	$337	$10	$452	$21

Total Impaired Loans and Finance Leases
Customer
North America	$108	$4	$233	$9	$310	$13
Europe	88	3	61	2	92	4
Asia Pacific	30	2	22	1	40	3
Mining	46	2	14	1	9	—
Latin America	49	2	48	3	44	3
Caterpillar Power Finance	319	2	304	6	109	—
Total	$640	$15	$682	$22	$604	$23

Investment in loans and finance leases on non-accrual status
The investment in customer loans and finance leases on non-accrual status was as follows:

	December 31,
(Millions of dollars)	2012	2011	2010
Customer
North America	$59	$112	$217
Europe	38	58	89
Asia Pacific	36	24	24
Mining	12	12	7
Latin America	148	108	139
Caterpillar Power Finance	220	158	163
Total	$513	$472	$639

Aging related to loans and finance leases
Aging related to loans and finance leases was as follows:

(Millions of dollars)	December 31, 2012
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$35	$8	$52	$95	$5,872	$5,967	$—
Europe	23	9	36	68	2,487	2,555	6
Asia Pacific	53	19	54	126	2,912	3,038	18
Mining	—	1	12	13	1,960	1,973	—
Latin America	62	19	138	219	2,500	2,719	—
Caterpillar Power Finance	15	14	126	155	3,017	3,172	4
Dealer
North America	—	—	—	—	2,063	2,063	—
Europe	—	—	—	—	185	185	—
Asia Pacific	—	—	—	—	751	751	—
Mining	—	—	—	—	1	1	—
Latin America	—	—	—	—	884	884	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Total	$188	$70	$418	$676	$22,632	$23,308	$28

(Millions of dollars)	December 31, 2011
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$74	$39	$111	$224	$5,378	$5,602	$9
Europe	27	11	57	95	2,129	2,224	10
Asia Pacific	47	23	38	108	2,769	2,877	14
Mining	—	—	12	12	1,473	1,485	—
Latin America	32	15	99	146	2,339	2,485	—
Caterpillar Power Finance	14	16	125	155	2,765	2,920	25
Dealer
North America	—	—	—	—	1,689	1,689	—
Europe	—	—	—	—	57	57	—
Asia Pacific	—	—	—	—	161	161	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	480	480	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Total	$194	$104	$442	$740	$19,240	$19,980	$58

(Millions of dollars)	December 31, 2010
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$139	$44	$228	$411	$6,037	$6,448	$27
Europe	27	12	106	145	2,365	2,510	26
Asia Pacific	63	17	37	117	2,537	2,654	12
Mining	—	—	—	—	875	875	—
Latin America	44	16	144	204	2,222	2,426	1
Caterpillar Power Finance	18	17	54	89	2,978	3,067	25
Dealer
North America	—	—	—	—	1,291	1,291	—
Europe	—	—	—	—	41	41	—
Asia Pacific	—	—	—	—	151	151	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	457	457	—
Caterpillar Power Finance	—	—	—	—	3	3	—
Total	$291	$106	$569	$966	$18,957	$19,923	$91

Allowance for credit losses and recorded investment in finance receivables
:

(Millions of dollars)	December 31, 2012
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$360	$6	$366
Receivables written off	(149)	—	(149)
Recoveries on receivables previously written off	47	—	47
Provision for credit losses	157	3	160
Other	(1)	—	(1)
Balance at end of year	$414	$9	$423

Individually evaluated for impairment	$73	$—	$73
Collectively evaluated for impairment	341	9	350
Ending Balance	$414	$9	$423

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$682	$—	$682
Collectively evaluated for impairment	18,742	3,884	22,626
Ending Balance	$19,424	$3,884	$23,308

(Millions of dollars)	December 31, 2011
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$357	$5	$362
Receivables written off	(210)	—	(210)
Recoveries on receivables previously written off	52	—	52
Provision for credit losses	167	1	168
Other	(6)	—	(6)
Balance at end of year	$360	$6	$366

Individually evaluated for impairment	$56	$—	$56
Collectively evaluated for impairment	304	6	310
Ending Balance	$360	$6	$366

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$575	$—	$575
Collectively evaluated for impairment	17,018	2,387	19,405
Ending Balance	$17,593	$2,387	$19,980

(Millions of dollars)	December 31, 2010
Allowance for Credit Losses:
Balance at beginning of year	$376
Receivables written off	(288)
Recoveries on receivables previously written off	51
Provision for credit losses	205
Adjustment to adopt consolidation of variable-interest entities	18
Other–net	—
Balance at end of year	$362

(Millions of dollars)	December 31, 2010
	Customer	Dealer	Total
Individually evaluated for impairment	$79	$—	$79
Collectively evaluated for impairment	278	5	283
Ending Balance	$357	$5	$362

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$641	$—	$641
Collectively evaluated for impairment	17,339	1,943	19,282
Ending Balance	$17,980	$1,943	$19,923

Recorded investment of performing and non-performing finance receivables
The recorded investment in performing and non-performing finance receivables was as follows:

(Millions of dollars)	December 31, 2012
	Customer	Dealer	Total
Performing
North America	$5,908	$2,063	$7,971
Europe	2,517	185	2,702
Asia Pacific	3,002	751	3,753
Mining	1,961	1	1,962
Latin America	2,571	884	3,455
Caterpillar Power Finance	2,952	—	2,952
Total Performing	$18,911	$3,884	$22,795

Non-Performing
North America	$59	$—	$59
Europe	38	—	38
Asia Pacific	36	—	36
Mining	12	—	12
Latin America	148	—	148
Caterpillar Power Finance	220	—	220
Total Non-Performing	$513	$—	$513

Performing & Non-Performing
North America	$5,967	$2,063	$8,030
Europe	2,555	185	2,740
Asia Pacific	3,038	751	3,789
Mining	1,973	1	1,974
Latin America	2,719	884	3,603
Caterpillar Power Finance	3,172	—	3,172
Total	$19,424	$3,884	$23,308

(Millions of dollars)	December 31, 2011
	Customer	Dealer	Total
Performing
North America	$5,490	$1,689	$7,179
Europe	2,166	57	2,223
Asia Pacific	2,853	161	3,014
Mining	1,473	—	1,473
Latin America	2,377	480	2,857
Caterpillar Power Finance	2,762	—	2,762
Total Performing	$17,121	$2,387	$19,508

Non-Performing
North America	$112	$—	$112
Europe	58	—	58
Asia Pacific	24	—	24
Mining	12	—	12
Latin America	108	—	108
Caterpillar Power Finance	158	—	158
Total Non-Performing	$472	$—	$472

Performing & Non-Performing
North America	$5,602	$1,689	$7,291
Europe	2,224	57	2,281
Asia Pacific	2,877	161	3,038
Mining	1,485	—	1,485
Latin America	2,485	480	2,965
Caterpillar Power Finance	2,920	—	2,920
Total	$17,593	$2,387	$19,980

(Millions of dollars)	December 31, 2010
	Customer	Dealer	Total
Performing
North America	$6,231	$1,291	$7,522
Europe	2,421	41	2,462
Asia Pacific	2,630	151	2,781
Mining	868	—	868
Latin America	2,287	457	2,744
Caterpillar Power Finance	2,904	3	2,907
Total Performing	$17,341	$1,943	$19,284

Non-Performing
North America	$217	$—	$217
Europe	89	—	89
Asia Pacific	24	—	24
Mining	7	—	7
Latin America	139	—	139
Caterpillar Power Finance	163	—	163
Total Non-Performing	$639	$—	$639

Performing & Non-Performing
North America	$6,448	$1,291	$7,739
Europe	2,510	41	2,551
Asia Pacific	2,654	151	2,805
Mining	875	—	875
Latin America	2,426	457	2,883
Caterpillar Power Finance	3,067	3	3,070
Total	$17,980	$1,943	$19,923

Schedule of Troubled Debt Restructurings
Loan and finance lease receivables in the customer portfolio segment modified as TDRs during the years ended December 31, 2012 and 2011, were as follows:

(Dollars in millions)	Year ended December 31, 2012			Year ended December 31, 2011
	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	98	$15	$15	71	$13	$13
Europe [1]	21	8	8	7	44	44
Asia Pacific	12	3	3	—	—	—
Mining	—	—	—	—	—	—
Latin America	41	5	5	12	10	10
Caterpillar Power Finance [2,3]	27	253	253	35	117	117
Total [4]	199	$284	$284	125	$184	$184

[1]	One customer comprises $43 million of the $44 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2011.

[2]
Ten customers comprise $248 million of the $253 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2012. Three customers comprise $104 million of the $117 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2011.

[3]
During the years ended December 31, 2012 and 2011, $24 million and $15 million, respectively, of additional funds were subsequently loaned to a borrower whose terms had been modified in a TDR. The $24 million and $15 million of additional funds are not reflected in the table above as no incremental modifications have been made with the borrower during the periods presented. At December 31, 2012, remaining commitments to lend additional funds to a borrower whose terms have been modified in a TDR were $1 million.

[4]	Modifications include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

Troubled Debt Restructurings modified within twelve months prior to the default date
TDRs in the customer portfolio segment with a payment default during the years ended December 31, 2012 and 2011, which had been modified within twelve months prior to the default date, were as follows:

(Dollars in millions)	Year ended December 31, 2012		Year ended December 31, 2011
	Number of Contracts	Post-TDR Recorded Investment	Number of Contracts	Post-TDR Recorded Investment
Customer
North America	49	$4	48	$26
Europe	—	—	1	1
Asia Pacific	2	1	—	—
Mining	—	—	—	—
Latin America	—	—	7	4
Caterpillar Power Finance [1]	16	21	14	70
Total	67	$26	70	$101

[1]
Two customers comprise $19 million of the $21 million post-TDR recorded investment for the year ended December 31, 2012. Two customers comprise $65 million of the $70 million post-TDR recorded investment for the year ended December 31, 2011.

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories (principally using the LIFO method) are comprised of the following:

	December 31,
(Millions of dollars)	2012	2011	2010
Raw materials	$3,573	$3,766	$2,766
Work-in-process	2,920	2,959	1,483
Finished goods	8,767	7,562	5,098
Supplies	287	257	240
Total inventories	$15,547	$14,544	$9,587

Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, plant and equipment

		December 31,
(Millions of dollars)	Useful Lives (Years)	2012	2011	2010
Land	—	$723	$753	$682
Buildings and land improvements	20-45	6,214	5,857	5,174
Machinery, equipment and other	3-10	16,073	14,435	13,414
Equipment leased to others	1-10	4,658	4,285	4,444
Construction-in-process	—	2,264	1,996	1,192

Total property, plant and equipment, at cost		29,932	27,326	24,906
Less: Accumulated depreciation		(13,471)	(12,931)	(12,367)
Property, plant and equipment–net		$16,461	$14,395	$12,539

Assets recorded under capital leases

Assets recorded under capital leases: [1]
	December 31,
(Millions of dollars)	2012	2011	2010
Gross capital leases [2]	$134	$131	$251
Less: Accumulated depreciation	(58)	(75)	(134)
Net capital leases	$76	$56	$117

[1]	Included in Property, plant and equipment table above.

[2]	Consists primarily of machinery and equipment.

Scheduled minimum rental payments on assets recorded under capital leases	At December 31, 2012, scheduled minimum rental payments on assets recorded under capital leases were:

(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter
$15	$10	$7	$18	$4	$34

Equipment leased to others

Equipment leased to others (primarily by Cat Financial):
	December 31,
(Millions of dollars)	2012	2011	2010
Equipment leased to others–at original cost	$4,658	$4,285	$4,444
Less: Accumulated depreciation	(1,383)	(1,406)	(1,533)
Equipment leased to others–net	$3,275	$2,879	$2,911

Scheduled minimum rental payments to be received for equipment leased to others	At December 31, 2012, scheduled minimum rental payments to be received for equipment leased to others were:

(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter
$798	$551	$337	$187	$74	$35

Investments in unconsolidated affiliated companies (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Results of Operations of unconsolidated affiliated companies
Combined financial information of the unconsolidated affiliated companies accounted for by the equity method (generally on a lag of 3 months or less) was as follows:

Results of Operations of unconsolidated affiliated companies:
	Years ended December 31,
(Millions of dollars)	2012	2011	2010
Results of Operations:
Sales	$1,084	$966	$812
Cost of sales	872	797	627
Gross profit	$212	$169	$185

Profit (loss)	$28	$(46)	$(36)

Financial Position of unconsolidated affiliated companies

Financial Position of unconsolidated affiliated companies:
	December 31,
(Millions of dollars)	2012	2011	2010
Financial Position:
Assets:
Current assets	$715	$345	$414
Property, plant and equipment–net	529	200	196
Other assets	616	9	39
	1,860	554	649
Liabilities:
Current liabilities	443	220	274
Long-term debt due after one year	708	72	72
Other liabilities	170	17	40
	1,321	309	386
Equity	$539	$245	$263

Caterpillar's investments in unconsolidated affiliated companies

Caterpillar’s investments in unconsolidated affiliated companies:
	December 31,
(Millions of dollars)	2012	2011	2010
Investments in equity method companies	$256	$111	$135
Plus: Investments in cost method companies	16	22	29
Total investments in unconsolidated affiliated companies	$272	$133	$164

Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
Intangible assets are comprised of the following:

		December 31, 2012
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,756	$(377)	$2,379
Intellectual property	12	1,767	(342)	1,425
Other	10	299	(105)	194
Total finite-lived intangible assets	13	4,822	(824)	3,998
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,840	$(824)	$4,016

		December 31, 2011
	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,811	$(213)	$2,598
Intellectual property	11	1,794	(244)	1,550
Other	11	299	(97)	202
Total finite-lived intangible assets	13	4,904	(554)	4,350
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,922	$(554)	$4,368

		December 31, 2010
	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	17	$630	$(108)	$522
Intellectual property	9	306	(166)	140
Other	13	197	(72)	125
Total finite-lived intangible assets	14	1,133	(346)	787
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$1,151	$(346)	$805

Expected amortization expense related to intangible assets	As of December 31, 2012, amortization expense related to intangible assets is expected to be:

(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter
$380	$375	$371	$365	$359	$2,166

Goodwill
The changes in carrying amount of goodwill by reportable segment for the years ended December 31, 2012, 2011 and 2010 were as follows:

(Millions of dollars)	December 31, 2011	Acquisitions	Held for Sale and Business Divestitures [1]	Impairment Loss	Other Adjustments [2]	December 31, 2012
Construction Industries
Goodwill	$378	$22	$—	$—	$(18)	$382
Resource Industries
Goodwill	4,121	597	(181)	—	22	4,559
Impairments	(22)	—	—	(580)	—	(602)
Net goodwill	4,099	597	(181)	(580)	22	3,957
Power Systems
Goodwill	2,486	9	—	—	(9)	2,486
All Other [3]
Goodwill	117	—	—	—	—	117
Consolidated total
Goodwill	7,102	628	(181)	—	(5)	7,544
Impairments	(22)	—	—	(580)	—	(602)
Net goodwill	$7,080	$628	$(181)	$(580)	$(5)	$6,942

	December 31, 2010	Acquisitions	Held for Sale and Business Divestitures [1]	Impairment Loss	Other Adjustments [2]	December 31, 2011
Construction Industries
Goodwill	$357	$—	$—	$—	$21	$378
Resource Industries
Goodwill	73	4,616	(397)	—	(171)	4,121
Impairments	(22)	—	—	—	—	(22)
Net goodwill	51	4,616	(397)	—	(171)	4,099
Power Systems
Goodwill	2,077	410	—	—	(1)	2,486
All Other [3]
Goodwill	129	—	(12)	—	—	117
Consolidated total
Goodwill	2,636	5,026	(409)	—	(151)	7,102
Impairments	(22)	—	—	—	—	(22)
Net goodwill	$2,614	$5,026	$(409)	$—	$(151)	$7,080

	December 31, 2009	Acquisitions	Held for Sale and Business Divestitures [1]	Impairment Loss	Other Adjustments [2]	December 31, 2010
Construction Industries
Goodwill	$342	$5	$—	$—	$10	$357
Resource Industries
Goodwill	69	3	—	—	1	73
Impairments	(22)	—	—	—	—	(22)
Net goodwill	47	3	—	—	1	51
Power Systems
Goodwill	1,751	326	—	—	—	2,077
All Other [3]
Goodwill	129	—	—	—	—	129
Consolidated total
Goodwill	2,291	334	—	—	11	2,636
Impairments	(22)	—	—	—	—	(22)
Net goodwill	$2,269	$334	$—	$—	$11	$2,614

[1]	See Note 25 for additional information.

[2]	Other adjustments are comprised primarily of foreign currency translation.

[3]	Includes All Other operating segment (See Note 22).

Available-for-sale securities (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of available-for-sale securities

	December 31, 2012			December 31, 2011			December 31, 2010
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$10	$—	$10	$10	$—	$10	$12	$—	$12
Other U.S. and non-U.S. government bonds	144	2	146	90	2	92	76	1	77

Corporate bonds
Corporate bonds	626	38	664	542	30	572	481	30	511
Asset-backed securities	96	—	96	112	(1)	111	136	—	136

Mortgage-backed debt securities
U.S. governmental agency	291	8	299	297	13	310	258	15	273
Residential	26	(1)	25	33	(3)	30	43	(3)	40
Commercial	117	10	127	142	3	145	164	4	168

Equity securities
Large capitalization value	147	38	185	127	21	148	100	22	122
Smaller company growth	22	12	34	22	7	29	23	8	31
Total	$1,479	$107	$1,586	$1,375	$72	$1,447	$1,293	$77	$1,370

Investments in an unrealized loss position that are not other-than-temporarily impaired:

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2012
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Asset-backed securities	$—	$—	$20	$3	$20	$3

Mortgage-backed debt securities
U.S. governmental agency	84	1	15	—	99	1
Residential	—	—	14	1	14	1

Equity securities
Large capitalization value	25	2	10	1	35	3
Total	$109	$3	$59	$5	$168	$8

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2011
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$54	$1	$1	$—	$55	$1
Asset-backed securities	1	—	20	5	21	5

Mortgage-backed debt securities
U.S. governmental agency	51	1	—	—	51	1
Residential	3	—	18	3	21	3
Commercial	15	—	8	1	23	1

Equity securities
Large capitalization value	36	5	6	1	42	6
Smaller company growth	4	1	—	—	4	1
Total	$164	$8	$53	$10	$217	$18

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:
	December 31, 2010
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Asset-backed securities	$19	$—	$19	$4	$38	$4

Mortgage-backed debt securities
Residential	2	—	25	4	27	4
Commercial	3	—	14	1	17	1

Equity securities
Large capitalization value	14	1	12	2	26	3
Total	$38	$1	$70	$11	$108	$12

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Fair value of the available-for-sale debt securities, by contractual maturity

	December 31, 2012
(Millions of dollars)	Cost Basis	Fair Value
Due in one year or less	$161	$162
Due after one year through five years	595	623
Due after five years through ten years	78	90
Due after ten years	42	41
U.S. governmental agency mortgage-backed securities	291	299
Residential mortgage-backed securities	26	25
Commercial mortgage-backed securities	117	127
Total debt securities – available-for-sale	$1,310	$1,367

Schedule of proceeds and gross gain and losses from the sale of available-for-sale securities

Sales of Securities:
	Years Ended December 31,
(Millions of dollars)	2012	2011	2010
Proceeds from the sale of available-for-sale securities	$306	$247	$228
Gross gains from the sale of available-for-sale securities	$6	$4	$10
Gross losses from the sale of available-for-sale securities	$—	$1	$1

Postemployment benefit plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Change in benefit obligation and assumptions used to determine benefit obligation

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Change in benefit obligation:
Benefit obligation, beginning of year	$14,782	$13,024	$12,064	$4,299	$3,867	$3,542	$5,381	$5,184	$4,537
Service cost	185	158	210	108	115	92	92	84	68
Interest cost	609	651	652	182	182	162	221	253	245
Plan amendments	—	1	4	12	(24)	35	(38)	(121)	—
Actuarial losses (gains)	1,168	1,635	1,140	385	312	153	186	306	602
Foreign currency exchange rates	—	—	—	49	(32)	34	(11)	(19)	14
Participant contributions	—	—	—	9	9	9	48	44	45
Benefits paid - gross	(831)	(823)	(820)	(190)	(187)	(168)	(394)	(388)	(379)
Less: federal subsidy on benefits paid	—	—	—	—	—	—	16	14	15
Curtailments, settlements and special termination benefits	—	(3)	(235)	(67)	(83)	(52)	(48)	(6)	—
Acquisitions, divestitures and other [1]	—	139	9	(50)	140	60	—	30	37
Benefit obligation, end of year	$15,913	$14,782	$13,024	$4,737	$4,299	$3,867	$5,453	$5,381	$5,184
Accumulated benefit obligation, end of year	$15,132	$14,055	$12,558	$4,329	$3,744	$3,504

Weighted-average assumptions used to determine benefit obligation:
Discount rate [2]	3.7%	4.3%	5.1%	3.7%	4.3%	4.6%	3.7%	4.3%	5.0%
Rate of compensation increase [2]	4.5%	4.5%	4.5%	3.9%	3.9%	4.2%	4.4%	4.4%	4.4%

[1]	See Note 23 regarding the acquisitions of Electro-Motive Diesel in 2010 and Bucyrus International in 2011. See Note 25 regarding the divestiture of the third party logistics business in 2012.

[2]	End of year rates are used to determine net periodic cost for the subsequent year. See Note 12E.

Effects of one-percentage point change in the assumed health care cost trend rates
A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2012 service and interest cost components of other postretirement benefit cost	$27	$(22)
Effect on accumulated postretirement benefit obligation	$343	$(285)

Change in plan assets

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Change in plan assets:
Fair value of plan assets, beginning of year	$9,997	$10,760	$9,029	$2,818	$2,880	$2,797	$814	$996	$1,063
Actual return on plan assets	1,235	(270)	1,628	368	(83)	193	117	(45)	129
Foreign currency exchange rates	—	—	—	47	(1)	17	—	—	—
Company contributions	580	212	919	446	234	58	204	207	138
Participant contributions	—	—	—	9	9	9	48	44	45
Benefits paid	(831)	(823)	(820)	(190)	(187)	(168)	(394)	(388)	(379)
Settlements and special termination benefits	—	—	—	(72)	(41)	(51)	—	—	—
Acquisitions / other [1]	—	118	4	—	7	25	—	—	—
Fair value of plan assets, end of year	$10,981	$9,997	$10,760	$3,426	$2,818	$2,880	$789	$814	$996

[1]	See Note 23 regarding the acquisitions of Electro-Motive Diesel in 2010 and Bucyrus International in 2011.

Fair value of pension and other postretirement benefit plan assets, by category

The fair value of the pension and other postretirement benefit plan assets by category is summarized below:

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,460	$3	$98	$4,561
Non-U.S. equities	2,691	2	—	2,693

Fixed income securities:
U.S. corporate bonds	—	1,490	23	1,513
Non-U.S. corporate bonds	—	231	10	241
U.S. government bonds	—	694	8	702
U.S. governmental agency mortgage-backed securities	—	794	1	795
Non-U.S. government bonds	—	33	3	36

Real estate	—	—	8	8

Cash, short-term instruments and other	13	419	—	432
Total U.S. pension assets	$7,164	$3,666	$151	$10,981

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,314	$—	$77	$4,391
Non-U.S. equities	2,366	—	—	2,366

Fixed income securities:
U.S. corporate bonds	—	1,178	35	1,213
Non-U.S. corporate bonds	—	143	6	149
U.S. government bonds	—	462	7	469
U.S. governmental agency mortgage-backed securities	—	891	3	894
Non-U.S. government bonds	—	31	—	31

Real estate	—	—	8	8

Cash, short-term instruments and other	48	428	—	476
Total U.S. pension assets	$6,728	$3,133	$136	$9,997

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,975	$1	$46	$5,022
Non-U.S. equities	2,884	—	4	2,888

Fixed income securities:
U.S. corporate bonds	—	1,412	38	1,450
Non-U.S. corporate bonds	—	92	1	93
U.S. government bonds	—	299	5	304
U.S. governmental agency mortgage-backed securities	—	634	4	638
Non-U.S. government bonds	—	22	—	22

Real estate	—	—	10	10

Cash, short-term instruments and other	70	263	—	333
Total U.S. pension assets	$7,929	$2,723	$108	$10,760

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$436	$2	$—	$438
Non-U.S. equities	1,038	118	—	1,156
Global equities [1]	244	27	—	271

Fixed income securities:
U.S. corporate bonds	—	37	3	40
Non-U.S. corporate bonds	—	494	2	496
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	169	—	169
Global fixed income [1]	—	403	—	403

Real estate	—	114	104	218

Cash, short-term instruments and other [2]	185	47	—	232
Total non-U.S. pension assets	$1,903	$1,414	$109	$3,426

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$356	$1	$—	$357
Non-U.S. equities	822	84	—	906
Global equities [1]	198	40	—	238

Fixed income securities:
U.S. corporate bonds	—	16	4	20
Non-U.S. corporate bonds	—	395	5	400
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	200	—	200
Global fixed income [1]	—	363	—	363

Real estate	—	100	97	197

Cash, short-term instruments and other [2]	109	25	—	134
Total non-U.S. pension assets	$1,485	$1,227	$106	$2,818

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$359	$—	$—	$359
Non-U.S. equities	916	90	1	1,007
Global equities [1]	153	37	—	190

Fixed income securities:
U.S. corporate bonds	—	18	2	20
Non-U.S. corporate bonds	—	374	5	379
U.S. government bonds	—	5	—	5
Non-U.S. government bonds	—	163	1	164
Global fixed income [1]	—	374	—	374

Real estate	—	89	90	179

Cash, short-term instruments and other [2]	61	107	35	203
Total non-U.S. pension assets	$1,489	$1,257	$134	$2,880

[1]	Includes funds that invest in both U.S. and non-U.S. securities.

[2]	Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$387	$—	$—	$387
Non-U.S. equities	194	—	—	194

Fixed income securities:
U.S. corporate bonds	—	70	—	70
Non-U.S. corporate bonds	—	11	—	11
U.S. government bonds	—	27	—	27
U.S. governmental agency mortgage-backed securities	—	33	—	33
Non-U.S. government bonds	—	2	—	2

Cash, short-term instruments and other	18	47	—	65
Total other postretirement benefit assets	$599	$190	$—	$789

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$410	$—	$—	$410
Non-U.S. equities	191	—	—	191

Fixed income securities:
U.S. corporate bonds	—	67	—	67
Non-U.S. corporate bonds	—	8	—	8
U.S. government bonds	—	21	—	21
U.S. governmental agency mortgage-backed securities	—	47	—	47
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	4	65	—	69
Total other postretirement benefit assets	$605	$209	$—	$814

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$512	$—	$—	$512
Non-U.S. equities	289	—	—	289

Fixed income securities:
U.S. corporate bonds	—	79	—	79
Non-U.S. corporate bonds	—	6	—	6
U.S. government bonds	—	14	—	14
U.S. governmental agency mortgage-backed securities	—	43	—	43
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	33	—	52
Total other postretirement benefit assets	$820	$176	$—	$996

Roll forward of assets measured at fair value using level 3 inputs
Below are roll-forwards of assets measured at fair value using Level 3 inputs for the years ended December 31, 2012, 2011 and 2010.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions a marketplace participant would use.

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2009	$51	$57	$10	$—
Unrealized gains (losses)	11	1	—	—
Realized gains (losses)	(1)	3	—	—
Purchases, issuances and settlements, net	32	(9)	—	—
Transfers in and/or out of Level 3	(43)	(4)	—	—
Balance at December 31, 2010	$50	$48	$10	$—
Unrealized gains (losses)	(4)	(2)	(2)	—
Realized gains (losses)	1	—	—	—
Purchases, issuances and settlements, net	30	17	—	—
Transfers in and/or out of Level 3	—	(12)	—	—
Balance at December 31, 2011	$77	$51	$8	$—
Unrealized gains (losses)	(4)	—	—	(1)
Realized gains (losses)	4	2	—	—
Purchases, issuances and settlements, net	21	(4)	—	1
Transfers in and/or out of Level 3	—	(4)	—	—
Balance at December 31, 2012	$98	$45	$8	$—

Non-U.S. Pension
Balance at December 31, 2009	$5	$14	$71	$51
Unrealized gains (losses)	(1)	—	7	1
Realized gains (losses)	1	—	—	5
Purchases, issuances and settlements, net	(2)	(3)	12	(22)
Transfers in and/or out of Level 3	(2)	(3)	—	—
Balance at December 31, 2010	$1	$8	$90	$35
Unrealized gains (losses)	—	1	7	—
Realized gains (losses)	—	—	—	3
Purchases, issuances and settlements, net	(1)	—	—	(38)
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2011	$—	$9	$97	$—
Unrealized gains (losses)	—	—	8	—
Realized gains (losses)	—	—	—	—
Purchases, issuances and settlements, net	—	(1)	(1)	—
Transfers in and/or out of Level 3	—	(3)	—	—
Balance at December 31, 2012	$—	$5	$104	$—

Common stock of Caterpillar Inc. included in Equity Securities within plan assets
Equity securities within plan assets include Caterpillar Inc. common stock in the amounts of:

	U.S. Pension Benefits[1]			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Caterpillar Inc. common stock	$597	$653	$779	$1	$1	$2	$1	$1	$3

[1]	Amounts represent 5 percent of total plan assets for 2012 and 7 percent of total plan assets for 2011 and 2010.

Defined benefit plan funded status, components of net amount recognized in financial position and accumulated other comprehensive income
The funded status of the plans, reconciled to the amount reported on Statement 3, is as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
End of Year
Fair value of plan assets	$10,981	$9,997	$10,760	$3,426	$2,818	$2,880	$789	$814	$996
Benefit obligations	15,913	14,782	13,024	4,737	4,299	3,867	5,453	5,381	5,184
Over (under) funded status recognized in financial position	$(4,932)	$(4,785)	$(2,264)	$(1,311)	$(1,481)	$(987)	$(4,664)	$(4,567)	$(4,188)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$—	$—	$—	$30	$3	$4	$—	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(23)	(21)	(18)	(27)	(26)	(18)	(169)	(171)	(171)
Liability for postemployment benefits (non-current liability)	(4,909)	(4,764)	(2,246)	(1,314)	(1,458)	(973)	(4,495)	(4,396)	(4,017)
Net liability recognized	$(4,932)	$(4,785)	$(2,264)	$(1,311)	$(1,481)	$(987)	$(4,664)	$(4,567)	$(4,188)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	$7,286	$7,044	$4,795	$1,907	$1,712	$1,273	$1,528	$1,495	$1,195
Prior service cost (credit)	36	63	83	22	15	43	(159)	(188)	(122)
Transition obligation (asset)	—	—	—	—	—	—	3	5	7
Total	$7,322	$7,107	$4,878	$1,929	$1,727	$1,316	$1,372	$1,312	$1,080

Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit cost (pre-tax) in the next fiscal year
The estimated amounts that will be amortized from Accumulated other comprehensive income (loss) at December 31, 2012 into net periodic benefit cost (pre-tax) in 2013 are as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Net actuarial loss (gain)	$546	$133	$108
Prior service cost (credit)	18	1	(73)
Transition obligation (asset)	—	—	2
Total	$564	$134	$37

Schedule of pension plans with projected benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits
The following amounts relate to our pension plans with projected benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2012	2011	2010	2012	2011	2010
Projected benefit obligation	$15,913	$14,782	$13,024	$4,310	$4,293	$3,846
Accumulated benefit obligation	$15,132	$14,055	$12,558	$3,903	$3,738	$3,485
Fair value of plan assets	$10,981	$9,997	$10,760	$2,969	$2,809	$2,855

Schedule of pension plans with accumulated benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits
The following amounts relate to our pension plans with accumulated benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2012	2011	2010	2012	2011	2010
Projected benefit obligation	$15,913	$14,782	$13,024	$4,107	$4,112	$3,452
Accumulated benefit obligation	$15,132	$14,055	$12,558	$3,752	$3,600	$3,179
Fair value of plan assets	$10,981	$9,997	$10,760	$2,806	$2,661	$2,514

Information about the expected cash flow for the pension and other postretirement benefit plans
Information about the expected cash flow for the pension and other postretirement benefit plans is as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2013 (expected)	$160	$320	$200

Expected benefit payments:
2013	$850	$220	$350
2014	870	210	350
2015	880	220	360
2016	900	230	370
2017	910	220	370
2018-2022	4,680	1,120	1,890
Total	$9,090	$2,220	$3,690

Expected Medicare Part D subsidy receipts
Medicare Part D subsidy amounts expected to be received by the company which will offset other postretirement benefit payments are as follows:

(Millions of dollars)	2013	2014	2015	2016	2017	2018-2022	Total
Other postretirement benefits	$15	$20	$20	$20	$20	$110	$205

Components of net periodic benefit cost, other changes in plan assets and benefits obligations recognized in other comprehensive income and weighted-average assumptions used to determine net cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$185	$158	$210	$108	$115	$92	$92	$84	$68
Interest cost	609	651	652	182	182	162	221	253	245
Expected return on plan assets	(812)	(798)	(773)	(215)	(210)	(192)	(63)	(70)	(93)
Curtailments, settlements and special termination benefits [1]	7	—	28	38	19	22	(40)	—	—
Amortization of:
Transition obligation (asset)	—	—	—	—	—	—	2	2	2
Prior service cost (credit) [2]	19	20	25	1	3	1	(68)	(55)	(55)
Net actuarial loss (gain)	504	451	385	97	74	65	100	108	33
Total cost included in operating profit	$512	$482	$527	$211	$183	$150	$244	$322	$200

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	$745	$2,700	$47	$225	$526	$136	$133	$408	$570
Amortization of actuarial (loss) gain	(504)	(451)	(385)	(97)	(72)	(62)	(100)	(108)	(33)
Current year prior service cost (credit)	(7)	—	(24)	10	(25)	35	(38)	(121)	—
Amortization of prior service (cost) credit	(19)	(20)	(25)	(1)	(3)	(1)	68	55	55
Amortization of transition (obligation) asset	—	—	—	—	—	—	(2)	(2)	(2)
Total recognized in other comprehensive income	215	2,229	(387)	137	426	108	61	232	590
Total recognized in net periodic cost and other comprehensive income	$727	$2,711	$140	$348	$609	$258	$305	$554	$790

Weighted-average assumptions used to determine net cost:
Discount rate	4.3%	5.1%	5.4%	4.3%	4.6%	4.8%	4.3%	5.0%	5.6%
Expected return on plan assets [3]	8.0%	8.5%	8.5%	7.1%	7.1%	7.0%	8.0%	8.5%	8.5%
Rate of compensation increase	4.5%	4.5%	4.5%	3.9%	4.1%	4.2%	4.4%	4.4%	4.4%

[1]	Curtailments, settlements and special termination benefits were recognized in Other operating (income) expenses in Statement 1.

[2]
Prior service cost (credit) and net actuarial loss (gain) for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period to the full retirement eligibility date of employees expected to receive benefits from the plan. For other postretirement benefit plans in which all or almost all of the plan's participants are fully eligible for benefits under the plan, prior service cost (credit) and net actuarial loss (gain) are amortized using the straight-line method over the remaining life expectancy of those participants.

[3]	The weighted-average rates for 2013 are 7.8 percent and 6.7 percent for U.S. and non-U.S. pension plans, respectively.

Company costs related to U.S. and non-U.S. defined contribution plans	Total company costs related to U.S. and non-U.S. defined contribution plans were as follows:

(Millions of dollars)	2012	2011	2010
U.S. plans	$260	$219	$231
Non-U.S. plans	60	54	39
	$320	$273	$270

Summary of long-term liability for postemployment benefit plans

	December 31,
(Millions of dollars)	2012	2011	2010
Pensions:
U.S. pensions	$4,909	$4,764	$2,246
Non-U.S. pensions	1,314	1,458	973
Total pensions	6,223	6,222	3,219
Postretirement benefits other than pensions	4,495	4,396	4,017
Other postemployment benefits	81	73	69
Defined contribution	286	265	279
	$11,085	$10,956	$7,584

Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short-term Borrowings Disclosure [Abstract]
Short-term borrowings

	December 31,
(Millions of dollars)	2012	2011	2010
Machinery and Power Systems:
Notes payable to banks	$484	$93	$204
Notes payable to certain former shareholders of Siwei	152	—	—
Commercial paper	—	—	—
	636	93	204
Financial Products:
Notes payable to banks	418	527	479
Commercial paper	3,654	2,818	2,710
Demand notes	579	550	663
	4,651	3,895	3,852
Total short-term borrowings	$5,287	$3,988	$4,056

Weighted-average interest rates on short-term borrowings
The weighted-average interest rates on short-term borrowings outstanding were:

	December 31,
	2012	2011	2010
Notes payable to banks	5.8%	7.2%	4.1%
Commercial paper	0.6%	1.0%	1.5%
Demand notes	0.8%	0.9%	1.1%

Long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term debt

	December 31,
(Millions of dollars)	2012	2011	2010
Machinery and Power Systems:
Notes—Floating Rate (Three-month USD LIBOR plus 0.17%) due 2013	$—	$750	$—
Notes—1.375% due 2014	750	750	—
Notes—5.700% due 2016	508	510	512
Notes—3.900% due 2021	1,245	1,245	—
Notes—5.200% due 2041	757	1,247	—
Debentures—7.000% due 2013	—	350	350
Debentures—0.950% due 2015	500	—	—
Debentures—1.500% due 2017	499	—	—
Debentures—7.900% due 2018	899	899	899
Debentures—9.375% due 2021	120	120	120
Debentures—2.600% due 2022	498	—	—
Debentures—8.000% due 2023	82	82	82
Debentures—6.625% due 2028	193	299	299
Debentures—7.300% due 2031	241	349	349
Debentures—5.300% due 2035 [1]	208	206	205
Debentures—6.050% due 2036	459	748	748
Debentures—8.250% due 2038	65	248	248
Debentures—6.950% due 2042	160	250	249
Debentures—3.803% due 2042 [2]	1,149	—	—
Debentures—7.375% due 2097	244	297	297
Capital lease obligations	73	46	81
Other	16	19	66
Total Machinery and Power Systems	8,666	8,415	4,505
Financial Products:
Medium-term notes	18,036	15,701	14,993
Other	1,050	828	939
Total Financial Products	19,086	16,529	15,932
Total long-term debt due after one year	$27,752	$24,944	$20,437

[1] Debentures due in 2035 have a face value of $307 million and an effective yield to maturity of 8.55%.
[2] Debentures due in 2042 have a face value of $1,722 million and an effective yield to maturity of 6.29%.

Aggregate amounts of maturities of long-term debt
The aggregate amounts of maturities of long-term debt during each of the years 2013 through 2017, including amounts due within one year and classified as current, are:

	December 31,
(Millions of dollars)	2013	2014	2015	2016	2017
Machinery and Power Systems	$1,113	$762	$507	$533	$505
Financial Products	5,991	6,559	4,648	2,027	2,693
	$7,104	$7,321	$5,155	$2,560	$3,198

Credit commitments (Tables)	12 Months Ended
Dec. 31, 2012
Credit Commitments [Abstract]
Credit commitments

	December 31, 2012
(Millions of dollars)	Consolidated	Machinery and Power Systems	Financial Products
Credit lines available:
Global credit facilities	$10,000	$2,750	$7,250
Other external	5,125	728	4,397
Total credit lines available	15,125	3,478	11,647
Less: Commercial paper outstanding	(3,654)	—	(3,654)
Less: Utilized credit	(2,501)	(481)	(2,020)
Available credit	$8,970	$2,997	$5,973

Profit per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Computations of Profit Per Share

Computations of profit per share:

(Dollars in millions except per share data)	2012	2011	2010
Profit for the period (A) [1]	$5,681	$4,928	$2,700
Determination of shares (in millions):
Weighted average number of common shares outstanding (B)	652.6	645.0	631.5
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price	17.0	21.1	18.9
Average common shares outstanding for fully diluted computation (C)	669.6	666.1	650.4
Profit per share of common stock:
Assuming no dilution (A/B)	$8.71	$7.64	$4.28
Assuming full dilution (A/C)	$8.48	$7.40	$4.15
Shares outstanding as of December 31 (in millions)	655.0	647.5	638.8

[1]	Profit attributable to common stockholders.

Fair value disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assets and liabilities measured on a recurring basis at fair value
Assets and liabilities measured on a recurring basis at fair value, primarily related to Financial Products, included in Statement 3 as of December 31, 2012, 2011 and 2010 are summarized below:

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	146	—	146

Corporate bonds
Corporate bonds	—	664	—	664
Asset-backed securities	—	96	—	96

Mortgage-backed debt securities
U.S. governmental agency	—	299	—	299
Residential	—	25	—	25
Commercial	—	127	—	127

Equity securities
Large capitalization value	185	—	—	185
Smaller company growth	34	—	—	34
Total available-for-sale securities	229	1,357	—	1,586

Derivative financial instruments, net	—	154	—	154
Total Assets	$229	$1,511	$—	$1,740

Liabilities
Guarantees	$—	$—	$14	$14
Total Liabilities	$—	$—	$14	$14

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	92	—	92

Corporate bonds
Corporate bonds	—	572	—	572
Asset-backed securities	—	111	—	111

Mortgage-backed debt securities
U.S. governmental agency	—	310	—	310
Residential	—	30	—	30
Commercial	—	145	—	145

Equity securities
Large capitalization value	148	—	—	148
Smaller company growth	29	—	—	29
Total available-for-sale securities	187	1,260	—	1,447

Derivative financial instruments, net	—	145	—	145
Total Assets	$187	$1,405	$—	$1,592

Liabilities
Guarantees	$—	$—	$7	$7
Total Liabilities	$—	$—	$7	$7

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$12	$—	$—	$12
Other U.S. and non-U.S. government bonds	—	77	—	77

Corporate bonds
Corporate bonds	—	511	—	511
Asset-backed securities	—	136	—	136

Mortgage-backed debt securities
U.S. governmental agency	—	273	—	273
Residential	—	40	—	40
Commercial	—	168	—	168

Equity securities
Large capitalization value	122	—	—	122
Smaller company growth	31	—	—	31
Total available-for-sale securities	165	1,205	—	1,370

Derivative financial instruments, net	—	267	—	267
Total Assets	$165	$1,472	$—	$1,637

Liabilities
Guarantees	$—	$—	$10	$10
Total Liabilities	$—	$—	$10	$10

Roll-forwards of liabilities measured at fair value using Level 3 inputs
Below are roll-forwards of liabilities measured at fair value using Level 3 inputs for the years ended December 31, 2012, 2011 and 2010.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions of a marketplace participant.

(Millions of dollars)	Guarantees
Balance at December 31, 2009	$17
Valuation adjustment	(6)
Issuance of guarantees	7
Expiration of guarantees	(8)
Balance at December 31, 2010	$10
Issuance of guarantees	4
Expiration of guarantees	(7)
Balance at December 31, 2011	$7
Acquisitions	6
Issuance of guarantees	7
Expiration of guarantees	(6)
Balance at December 31, 2012	$14

Fair values of financial instruments
Please refer to the table below for the fair values of our financial instruments.

TABLE III—Fair Values of Financial Instruments
	2012		2011		2010
(Millions of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Fair Value Levels	Reference
Assets at December 31,
Cash and short-term investments	$5,490	$5,490	$3,057	$3,057	$3,592	$3,592	1	Statement 3
Restricted cash and short-term investments	53	53	87	87	91	91	1	Statement 3
Available-for-sale securities	1,586	1,586	1,447	1,447	1,370	1,370	1 & 2	Notes 11 & 18
Finance receivables–net (excluding finance leases 1)	15,404	15,359	12,689	12,516	12,568	12,480	2	Note 6
Wholesale inventory receivables–net (excluding finance leases 1)	1,674	1,609	1,591	1,505	1,062	1,017	2	Note 6
Foreign currency contracts–net	—	—	—	—	63	63	2	Notes 3 & 18
Interest rate swaps–net	219	219	241	241	187	187	2	Notes 3 & 18
Commodity contracts–net	1	1	—	—	17	17	2	Notes 3 & 18

Liabilities at December 31,
Short-term borrowings	5,287	5,287	3,988	3,988	4,056	4,056	1	Note 13
Long-term debt (including amounts due within one year):
Machinery and Power Systems	9,779	11,969	8,973	10,737	5,000	5,968	2	Note 14
Financial Products	25,077	26,063	21,631	22,674	19,362	20,364	2	Note 14
Foreign currency contracts–net	66	66	89	89	—	—	2	Notes 3 & 18
Commodity contracts–net	—	—	7	7	—	—	2	Notes 3 & 18
Guarantees	14	14	7	7	10	10	3	Note 20

[1]	Total excluded items have a net carrying value at December 31, 2012, 2011 and 2010 of $7,959 million, $7,324 million and $7,292 million, respectively.

Operating leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year
Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year are:

Years ended December 31,
(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter	Total
$254	$193	$139	$104	$74	$239	$1,003

Guarantees and product warranty (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Guarantees
The maximum potential amount of future payments (undiscounted and without reduction for any amounts that may possibly be recovered under recourse or collateralized provisions) we could be required to make under the guarantees at December 31 are as follows:

(Millions of dollars)	2012	2011	2010
Caterpillar dealer guarantees	$180	$140	$185
Customer guarantees	167	186	170
Limited indemnity	—	11	17
Third party logistics business guarantees	176	—	—
Other guarantees	53	28	48
Total guarantees	$576	$365	$420

Product warranty

(Millions of dollars)	2012	2011	2010
Warranty liability, January 1	$1,308	$1,035	$1,049
Reduction in liability (payments)	(920)	(926)	(855)
Increase in liability (new warranties)	1,089	1,199	841
Warranty liability, December 31	$1,477	$1,308	$1,035

Segment information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Reportable Segments

Table IV — Segment Information
(Millions of dollars)
Reportable Segments
	External sales and revenues	Inter- segment sales and revenues	Total sales and revenues	Depreciation and amortization	Segment profit	Segment assets at December 31	Capital expenditures
2012
Construction Industries	$19,334	$470	$19,804	$565	$1,789	$10,393	$1,045
Resource Industries	21,158	1,117	22,275	694	4,318	13,455	1,143
Power Systems	21,122	2,407	23,529	604	3,434	9,323	960
Machinery and Power Systems	$61,614	$3,994	$65,608	$1,863	$9,541	$33,171	$3,148
Financial Products Segment	3,090	—	3,090	708	763	36,563	1,660
Total	$64,704	$3,994	$68,698	$2,571	$10,304	$69,734	$4,808

2011
Construction Industries	$19,667	$575	$20,242	$526	$2,056	$7,942	$915
Resource Industries	15,629	1,162	16,791	463	3,334	12,292	717
Power Systems	20,114	2,339	22,453	544	3,053	8,748	834
Machinery and Power Systems	$55,410	$4,076	$59,486	$1,533	$8,443	$28,982	$2,466
Financial Products Segment	3,003	—	3,003	710	587	31,747	1,191
Total	$58,413	$4,076	$62,489	$2,243	$9,030	$60,729	$3,657

2010
Construction Industries	$13,572	$674	$14,246	$515	$783	$6,927	$576
Resource Industries	8,667	894	9,561	281	1,789	3,892	339
Power Systems	15,537	1,684	17,221	502	2,288	8,321	567
Machinery and Power Systems	$37,776	$3,252	$41,028	$1,298	$4,860	$19,140	$1,482
Financial Products Segment	2,946	—	2,946	715	429	30,346	960
Total	$40,722	$3,252	$43,974	$2,013	$5,289	$49,486	$2,442

Reconciliation of Sales and revenues:

Reconciliation of Sales and Revenues:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments		Consolidated Total
2012
Total external sales and revenues from reportable segments	$61,614	$3,090	$—		$64,704
All other operating segment	1,501	—	—		1,501
Other	(47)	70	(353)	[1]	(330)
Total sales and revenues	$63,068	$3,160	$(353)		$65,875

2011
Total external sales and revenues from reportable segments	$55,410	$3,003	$—		$58,413
All other operating segment	2,021	—	—		2,021
Other	(39)	54	(311)	[1]	(296)
Total sales and revenues	$57,392	$3,057	$(311)		$60,138

2010
Total external sales and revenues from reportable segments	$37,776	$2,946	$—		$40,722
All other operating segment	2,156	—	—		2,156
Other	(65)	40	(265)	[1]	(290)
Total sales and revenues	$39,867	$2,986	$(265)		$42,588

[1]	Elimination of Financial Products revenues from Machinery and Power Systems.

Reconciliation of Profit before taxes:

Reconciliation of consolidated profit before taxes:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2012
Total profit from reportable segments	$9,541	$763	$10,304
All other operating segment	1,014	—	1,014
Cost centers	17	—	17
Corporate costs	(1,517)	—	(1,517)
Timing	(298)	—	(298)
Methodology differences:
Inventory/cost of sales	43	—	43
Postretirement benefit expense	(696)	—	(696)
Financing costs	(474)	—	(474)
Equity in profit of unconsolidated affiliated companies	(14)	—	(14)
Currency	108	—	108
Interest rate swap	2	—	2
Other income/expense methodology differences	(251)	—	(251)
Other methodology differences	(19)	17	(2)
Total consolidated profit before taxes	$7,456	$780	$8,236

2011
Total profit from reportable segments	$8,443	$587	$9,030
All other operating segment	837	—	837
Cost centers	14	—	14
Corporate costs	(1,174)	—	(1,174)
Timing	(203)	—	(203)
Methodology differences:
Inventory/cost of sales	21	—	21
Postretirement benefit expense	(670)	—	(670)
Financing costs	(408)	—	(408)
Equity in profit of unconsolidated affiliated companies	24	—	24
Currency	(315)	—	(315)
Interest rate swap	(149)	—	(149)
Other income/expense methodology differences	(273)	—	(273)
Other methodology differences	(42)	33	(9)
Total consolidated profit before taxes	$6,105	$620	$6,725

2010
Total profit from reportable segments	$4,860	$429	$5,289
All other operating segment	720	—	720
Cost centers	(11)	—	(11)
Corporate costs	(987)	—	(987)
Timing	(185)	—	(185)
Methodology differences:
Inventory/cost of sales	(13)	—	(13)
Postretirement benefit expense	(640)	—	(640)
Financing costs	(314)	—	(314)
Equity in profit of unconsolidated affiliated companies	24	—	24
Currency	6	—	6
Interest rate swap	(10)	—	(10)
Other income/expense methodology differences	(131)	—	(131)
Other methodology differences	(16)	18	2
Total consolidated profit before taxes	$3,303	$447	$3,750

Reconciliation of Assets:

Reconciliation of Assets:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2012
Total assets from reportable segments	$33,171	$36,563	$—	$69,734
All other operating segment	1,499	—	—	1,499
Items not included in segment assets:
Cash and short-term investments	3,306	—	—	3,306
Intercompany receivables	303	—	(303)	—
Investment in Financial Products	4,433	—	(4,433)	—
Deferred income taxes	3,926	—	(516)	3,410
Goodwill, intangible assets and other assets	3,813	—	—	3,813
Operating lease methodology difference	(329)	—	—	(329)
Liabilities included in segment assets	11,293	—	—	11,293
Inventory methodology differences	(2,949)	—	—	(2,949)
Other	(182)	(107)	(132)	(421)
Total assets	$58,284	$36,456	$(5,384)	$89,356

2011
Total assets from reportable segments	$28,982	$31,747	$—	$60,729
All other operating segment	2,035	—	—	2,035
Items not included in segment assets:
Cash and short-term investments	1,829	—	—	1,829
Intercompany receivables	75	—	(75)	—
Investment in Financial Products	4,035	—	(4,035)	—
Deferred income taxes	4,109	—	(533)	3,576
Goodwill, intangible assets and other assets	4,461	—	—	4,461
Operating lease methodology difference	(511)	—	—	(511)
Liabilities included in segment assets	12,088	—	—	12,088
Inventory methodology differences	(2,786)	—	—	(2,786)
Other	362	(194)	(143)	25
Total assets	$54,679	$31,553	$(4,786)	$81,446

2010
Total assets from reportable segments	$19,140	$30,346	$—	$49,486
All other operating segment	2,472	—	—	2,472
Items not included in segment assets:
Cash and short-term investments	1,825	—	—	1,825
Intercompany receivables	618	—	(618)	—
Investment in Financial Products	4,275	—	(4,275)	—
Deferred income taxes	3,745	—	(519)	3,226
Goodwill, intangible assets and other assets	1,511	—	—	1,511
Operating lease methodology difference	(567)	—	—	(567)
Liabilities included in segment assets	8,758	—	—	8,758
Inventory methodology differences	(2,913)	—	—	(2,913)
Other	627	(233)	(172)	222
Total assets	$39,491	$30,113	$(5,584)	$64,020

Reconciliation of Depreciation and amortization

Reconciliation of Depreciation and amortization:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2012
Total depreciation and amortization from reportable segments	$1,863	$708	$2,571
Items not included in segment depreciation and amortization:
All other operating segment	168	—	168
Cost centers	89	—	89
Other	(38)	23	(15)
Total depreciation and amortization	$2,082	$731	$2,813

2011
Total depreciation and amortization from reportable segments	$1,533	$710	$2,243
Items not included in segment depreciation and amortization:
All other operating segment	172	—	172
Cost centers	77	—	77
Other	20	15	35
Total depreciation and amortization	$1,802	$725	$2,527

2010
Total depreciation and amortization from reportable segments	$1,298	$715	$2,013
Items not included in segment depreciation and amortization:
All other operating segment	194	—	194
Cost centers	97	—	97
Other	(16)	8	(8)
Total depreciation and amortization	$1,573	$723	$2,296

Reconciliation of Capital expenditures

Reconciliation of Capital expenditures:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2012
Total capital expenditures from reportable segments	$3,148	$1,660	$—	$4,808
Items not included in segment capital expenditures:
All other operating segment	359	—	—	359
Cost centers	175	—	—	175
Timing	(71)	—	—	(71)
Other	(176)	136	(155)	(195)
Total capital expenditures	$3,435	$1,796	$(155)	$5,076

2011
Total capital expenditures from reportable segments	$2,466	$1,191	$—	$3,657
Items not included in segment capital expenditures:
All other operating segment	343	—	—	343
Cost centers	146	—	—	146
Timing	(211)	—	—	(211)
Other	(98)	163	(76)	(11)
Total capital expenditures	$2,646	$1,354	$(76)	$3,924

2010
Total capital expenditures from reportable segments	$1,482	$960	$—	$2,442
Items not included in segment capital expenditures:
All other operating segment	285	—	—	285
Cost centers	105	—	—	105
Timing	(180)	—	—	(180)
Other	(29)	32	(69)	(66)
Total capital expenditures	$1,663	$992	$(69)	$2,586

Information about Geographic Areas:
Information about Geographic Areas:

					Property, plant and equipment - net
	External sales and revenues [1]				December 31,
(Millions of dollars)	2012		2011	2010	2012	2011	2010
Inside United States	$20,305		$18,004	$13,674	$8,573	$7,388	$6,427
Outside United States	45,570	[2]	42,134	28,914	7,888	7,007	6,112	[3]
Total	$65,875		$60,138	$42,588	$16,461	$14,395	$12,539

[1]	Sales of machinery and power systems are based on dealer or customer location. Revenues from services provided are based on where service is rendered.

[2]	The only country with greater than 10 percent of external sales and revenues for any of the periods presented, other than the United States, is Australia with $6,822 million as of December 31, 2012.

[3]
The only country with greater than 10 percent of total property, plant and equipment - net for any of the periods presented, other than the United States, is Japan with $1,266 million as of December 31, 2010.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Acquisition, Contribution to Sales and Profit Before Taxes [Table Text Block]
Bucyrus contributed the following to sales and to profit before taxes (inclusive of deal-related and integration costs):

(Millions of dollars)	Year Ended December 31, 2012	July 8, 2011 to December 31, 2011
Sales	$4,758	$2,524
Profit (loss) before taxes	$115	$(403)

Summary of initial and final allocation of assets acquired and liabilities assumed as of the acquisition date at estimated fair value
The following table summarizes our initial and final allocation of the assets acquired and liabilities assumed as of the acquisition date at estimated fair value.

	July 8, 2011
(Millions of dollars)	Initial	Final
Assets
Cash	$203	$204
Receivables - trade and other	693	705
Prepaid expenses	154	174
Inventories	2,305	2,223
Property, plant and equipment - net	692	694
Intangible assets	3,901	3,901
Goodwill	5,263	4,588
Other assets	48	141
Liabilities
Short-term borrowings	24	24
Long-term debt due within one year	16	16
Accounts payable	444	465
Accrued expenses	405	433
Customer advances	668	668
Other current liabilities	426	76
Long-term debt due after one year	1,514	1,528
Noncurrent deferred income tax liabilities	1,874	1,449
Other liabilities	434	517
Net assets acquired	$7,454	$7,454

Summary of fair value estimates of the acquired identifiable intangible assets, weighted average useful lives, and balance of accumulated amortization
The following table is a summary of the fair value estimates of the acquired identifiable intangible assets, weighted–average useful lives, and balance of accumulated amortization as of December 31, 2012 and 2011:

(Millions of dollars)			Accumulated amortization
	Fair Value	Weighted-average useful life (in years)	2012	2011
Customer relationships	$2,337	15	$231	$75
Intellectual property	1,489	12	182	58
Other	75	4	29	10
Total	$3,901	14	$442	$143

Schedule of estimated aggregate amortization expense	Estimated aggregate amortization expense for the five succeeding years and thereafter is as follows:

(Millions of dollars)
2013	2014	2015	2016	2017	Thereafter
$299	$299	$290	$280	$280	$2,011

Unaudited pro forma financial information

	Years ended December 31,
(Dollars in millions except per share data)	2011	2010
Total Sales and revenues	$62,281	$46,239
Profit	$5,401	$2,385
Profit per common share	$8.37	$3.78
Profit per common share – diluted	$8.11	$3.67

Divestitures and Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2012
Divestitures and Assets held for sale
Major classes of assets held for sale
The major classes of assets held for sale for a portion of the Bucyrus distribution business were as follows:

	December 31,
(Millions of dollars)	2012	2011
Receivables – trade and other	$—	$25
Inventories	30	109
Current assets held for sale	$30	$134

Property, plant and equipment – net	$—	$28
Intangible assets	32	186
Goodwill	52	296
Non-current assets held for sale	$84	$510

Major classes of assets and liabilities, previously classified as held for sale, disposed of as part of divestiture
The major classes of assets and liabilities, previously classified as held for sale, that were disposed of as part of this divestiture are summarized in the following table:

(Millions of dollars)	July 31, 2012

Cash and short-term investments	$8
Receivables – trade and other	204
Prepaid expenses and other current assets	5
Inventories	8
Current assets	$225

Property, plant and equipment – net	$163
Intangible assets	1
Other assets	59
Non-current assets	$223

Accounts payable	$18
Accrued expenses	17
Accrued wages, salaries and employee benefits	15
Current liabilities	$50

Liability for postemployment benefits	$58
Other liabilities	40
Long-term liabilities	$98

Employee separation charges (Tables)	12 Months Ended
Dec. 31, 2012
Employee separation charges [Abstract]
Summary of separation activity
The following table summarizes the 2010, 2011 and 2012 separation activity:

(Millions of dollars)	Total
Liability balance at December 31, 2009	$49
Increase in liability (separation charges)	33
Reduction in liability (payments and other adjustments)	(60)
Liability balance at December 31, 2010	$22
Increase in liability (separation charges)	112
Reduction in liability (payments and other adjustments)	(44)
Liability balance at December 31, 2011	$90
Increase in liability (separation charges)	94
Reduction in liability (payments and other adjustments)	(155)
Liability balance at December 31, 2012	$29

Selected quarterly financial results (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Selected quarterly financial results

	2012 Quarter [3]
(Dollars in millions except per share data)	1st	2nd	3rd	4th
Sales and revenues	$15,981	$17,374	$16,445	$16,075
Less: Revenues	(693)	(690)	(706)	(718)
Sales	15,288	16,684	15,739	15,357
Cost of goods sold	11,237	12,280	11,639	11,899
Gross margin	4,051	4,404	4,100	3,458
Profit [1,4]	$1,586	$1,699	$1,699	$697
Profit per common share [4]	$2.44	$2.60	$2.60	$1.07
Profit per common share–diluted [2,4]	$2.37	$2.54	$2.54	$1.04

	2011 Quarter [3]
	1st	2nd	3rd	4th
Sales and revenues	$12,949	$14,230	$15,716	$17,243
Less: Revenues	(672)	(695)	(693)	(686)
Sales	12,277	13,535	15,023	16,557
Cost of goods sold	9,057	10,303	11,455	12,763
Gross margin	3,220	3,232	3,568	3,794
Profit [1]	$1,225	$1,015	$1,141	$1,547
Profit per common share	$1.91	$1.57	$1.76	$2.39
Profit per common share–diluted [2]	$1.84	$1.52	$1.71	$2.32

[1]	Profit attributable to common stockholders.

[2]	Diluted by assumed exercise of stock-based compensation awards using the treasury stock method.

[3]	See Note 23 - Acquisitions and Note 25 - Divestitures and Assets held for sale for additional information.

[4]	The fourth quarter 2012 includes a goodwill impairment charge related to Siwei of $580 million.

Operations and summary of significant accounting policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 countries places_of_business dealer_rental_outlets	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Ownership percentage of investments in companies below which the entity must exercise significant influence in order to be accounted for under the equity method	20.00%
Standard invoice terms, maximum extension period (in years)	1 year	1 year	1 year
Standard invoice terms, amount of extension allowed to receivables	$ 354	$ 341	$ 221
Percentage of consolidated sales representing extension to standard invoice terms not more than one year	1.00%	1.00%	1.00%
Period after which collection of future income is considered as not probable (in days)	120 days
Percentage of value of inventories on the LIFO basis to total inventories	60.00%	65.00%	70.00%
Incremental value of inventory if FIFO method had been in use	2,750	2,422	2,575
Depreciation on equipment leased to others	688	690	690
Consolidated depreciation expense	$ 2,421	$ 2,240	$ 2,202
Summary of Significant Accounting Policies
Number of countries served by dealers	182
Number of dealer places of business	3,494
Number of dealer rental outlets	1,249
Maximum amortizable period of purchased intangibles (in years)	13 years	13 years	14 years
Maximum
Summary of Significant Accounting Policies
Ownership percentage of investments in companies accounted for under the equity method (as a percent)	50.00%
Maximum amortizable period of purchased intangibles (in years)	20 years
Minimum
Summary of Significant Accounting Policies
Ownership percentage of investments in companies accounted for under the equity method (as a percent)	20.00%
Inside United States
Summary of Significant Accounting Policies
Number of dealers	48
Outside the United States
Summary of Significant Accounting Policies
Number of dealers	141
Perkins
Summary of Significant Accounting Policies
Number of distributors	107
Number of countries where distributors are located	189
FG Wilson
Summary of Significant Accounting Policies
Number of distributors	172
Number of countries where distributors are located	116
MaK
Summary of Significant Accounting Policies
Number of distributors	19
Number of countries where distributors are located	130

Operations and summary of significant accounting policies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Apr. 02, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 01, 2008
Accumulated Other Comprehensive Income (Loss)
Foreign currency translation	$ 456		$ 206	$ 551
Pension and other postretirement benefits	(6,914)		(6,568)	(4,695)
Derivative financial instruments	(42)		(10)	45
Available-for-sale securities	67		44	48
Total accumulated other comprehensive income (loss)	(6,433)		(6,328)	(4,051)
Caterpillar majority percentage ownership (as a percent)		100.00%			67.00%
Noncontrolling interest share redemption reclassified to Accumulated other comprehensive income (loss)	107
Foreign currency translation reclassified to Accumulated other comprehensive income (loss)	167
Pension and other postretirement benefits reclassified to Accumulated other comprehensive income (loss)	(61)
Available for sale securities reclassified to Accumulated other comprehensive income (loss)	$ 1

Stock-based compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assumptions used in determining the fair value of the stock-based awards
Weighted-average dividend yield (as a percent)	2.20%	2.20%	2.30%
Weighted-average volatility (as a percent)	35.00%	32.70%	36.40%
Volatilities, low end of range (as a percent)	33.30%	20.90%	35.20%
Volatilities, high end of range (as a percent)	40.40%	45.40%	51.80%
Risk-free interest rates, low end of range (as a percent)	0.17%	0.25%	0.32%
Risk-free interest rates, high end of range (as a percent)	2.00%	3.51%	3.61%
Weighted-average expected lives (in years)	7 years	8 years	7 years
Unrecognized compensation cost related to nonvested stock-based compensation awards (in dollars)	$ 181
Term of amortization of unrecognized compensation cost over weighted-average remaining requisite service periods (in years)	1 year 9 months
Common shares issued from treasury stock for stock-based compensation (in shares)	7,515,149	8,710,630	12,612,514
Vesting period of 2012, 2011 and 2010 awards, after the date of grant (in years)	3 years
Term life of SARs and option awards (in years)	10 years
Term life of vested options/SARs from separation date (in years)	5 years
Requisite service period (in months)	6 months
Stock options/SARs activity
Outstanding at beginning of year (in shares)	50,372,991	57,882,998	63,082,787
Granted to officers and key employees (in shares)	3,318,188	2,960,595	7,556,481
Exercised (in shares)	(7,708,343)	(10,149,476)	(12,568,232)
Forfeited / expired (in shares)	(155,237)	(321,126)	(188,038)
Outstanding at end of year (in shares)	45,827,599	50,372,991	57,882,998
Number of stock awards exercisable at end of the period (in shares)	33,962,000	35,523,057	41,658,033
Restricted stock units activity
Outstanding at beginning of year (in shares)	4,281,490	4,650,241	4,531,545
Granted to officers and key employees (in shares)	1,429,939	1,082,032	1,711,771
Vested (in shares)	(2,077,485)	(1,382,539)	(1,538,047)
Forfeited (in shares)	(53,724)	(68,244)	(55,028)
Outstanding at end of year (in shares)	3,580,220	4,281,490	4,650,241
Weighted- Average Exercise Price for stock options and stock appreciation rights
Outstanding at beginning of year (in dollars per share)	$ 53.01	$ 48.5	$ 44.24
Granted to officers and key employees (in dollars per share)	$ 110.09	$ 102.13	$ 57.85
Exercised (in dollars per share)	$ 38.73	$ 41.78	$ 32.83
Forfeited / expired (in dollars per share)	$ 67.5	$ 48.02	$ 43.64
Outstanding at end of year (in dollars per share)	$ 59.45	$ 53.01	$ 48.5
Exercisable at year-end (in dollars per share)	$ 51.75	$ 52.66	$ 48.23
SARs Granted to officers and key employees (in shares)	0	2,722,689	7,125,210
2010 award
Stock-based compensation awards
Required minimum age of a participant upon separation from service to meet the criteria for Long Service Separation (in years)			55 years
Minimum term of service to meet criteria for Long Service Separation (in years)			10 years
2011 Award
Stock-based compensation awards
Required minimum age of a participant upon separation from service to meet the criteria for Long Service Separation (in years)		55 years
Minimum term of service to meet criteria for Long Service Separation (in years)		5 years
2012 Award
Stock-based compensation awards
Required minimum age of a participant upon separation from service to meet the criteria for Long Service Separation (in years)	55 years
Minimum term of service to meet criteria for Long Service Separation (in years)	5 years

Stock-based compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock options and Stock appreciation rights outstanding
Weighted Average Exercise Price (in dollars per share)	$ 59.45	$ 53.01	$ 48.5	$ 44.24
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	33,962,000	35,523,057	41,658,033
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 51.75	$ 52.66	$ 48.23
Additional Stock-based Award Information under Stock Option and Stock Appreciation Rights
Weighted-average fair value per share of stock awards granted (in dollars per share)	$ 39.2	$ 36.73	$ 22.31
Intrinsic value of stock awards exercised	$ 488	$ 618	$ 518
Fair value of stock awards vested	66	96	124
Cash received from stock awards exercised	112	161	325
Additional Stock-based Award Information under Restricted Stock Units Activity
Weighted average fair value per share of stock awards granted (in dollars per share)	$ 104.61	$ 97.51	$ 53.35
Fair value of stock awards vested	229	143	99
Weighted average remaining contractual life (in years)	1 year 2 months
Stock-based compensation expense, before tax (in dollars)	245	193	226
Income tax benefit corresponding to stock-based compensation expense	78	61	73
Stock-based compensation expense, before tax which are related to separations due to the streamlining of corporate structure			19
Cash tax benefits realized from stock awards exercised	217	235	188
Tax benefit recordable in APIC on reduction of future income taxes payable	40
Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	45,827,599
Weighted Average Exercise Price (in dollars per share)	$ 59.45
Aggregate Intrinsic Value outstanding	1,430
Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	33,962,000
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 51.75
Aggregate Intrinsic Value of Stock awards exercisable	1,246
Exercise Price Range 22.17 To 27.14 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 22.17
Exercise Price Range 22.17 To 27.14 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 27.14
Exercise Price Range 22.17 To 27.14 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	6,759,589
Weighted Average Remaining Contractual Life outstanding (in Years)	4 years 9 months
Weighted Average Exercise Price (in dollars per share)	$ 23.36
Aggregate Intrinsic Value outstanding	439
Exercise Price Range 22.17 To 27.14 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	6,759,589
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	4 years 9 months
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 23.36
Aggregate Intrinsic Value of Stock awards exercisable	439
Exercise Price Range 38.63 To 45.64 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 38.63
Exercise Price Range 38.63 To 45.64 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 45.64
Exercise Price Range 38.63 To 45.64 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	11,099,949
Weighted Average Remaining Contractual Life outstanding (in Years)	1 year 9 months 21 days
Weighted Average Exercise Price (in dollars per share)	$ 42.38
Aggregate Intrinsic Value outstanding	509
Exercise Price Range 38.63 To 45.64 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	11,099,949
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	1 year 9 months 21 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 42.38
Aggregate Intrinsic Value of Stock awards exercisable	509
Exercise Price Range 57.85 To 66.77 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 57.85
Exercise Price Range 57.85 To 66.77 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 66.77
Exercise Price Range 57.85 To 66.77 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	10,654,464
Weighted Average Remaining Contractual Life outstanding (in Years)	6 years 1 month 28 days
Weighted Average Exercise Price (in dollars per share)	$ 59.54
Aggregate Intrinsic Value outstanding	306
Exercise Price Range 57.85 To 66.77 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	4,597,874
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	4 years 10 months 2 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 61.77
Aggregate Intrinsic Value of Stock awards exercisable	122
Exercise Price Range 72.05 To 86.77 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 72.05
Exercise Price Range 72.05 To 86.77 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 86.77
Exercise Price Range 72.05 To 86.77 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	11,246,820
Weighted Average Remaining Contractual Life outstanding (in Years)	3 years 10 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 72.6
Aggregate Intrinsic Value outstanding	176
Exercise Price Range 72.05 To 86.77 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	11,152,835
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	3 years 10 months 20 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 72.48
Aggregate Intrinsic Value of Stock awards exercisable	176
Exercise Price Range 102.13 To 110.09 | Minimum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 102.13
Exercise Price Range 102.13 To 110.09 | Maximum
Stock Options/SARs outstanding and exercisable
Exercise Price (in dollars per share)	$ 110.09
Exercise Price Range 102.13 To 110.09 | Stock options and stock appreciation rights outstanding
Stock options and Stock appreciation rights outstanding
Stock option and stock appreciation rights outstanding at the end of the year (in shares)	6,066,777
Weighted Average Remaining Contractual Life outstanding (in Years)	8 years 8 months 16 days
Weighted Average Exercise Price (in dollars per share)	$ 106.3
Aggregate Intrinsic Value outstanding	0
Exercise Price Range 102.13 To 110.09 | Stock options and stock appreciation rights exercisable
Stock options and Stock appreciation rights exercisable
Number of stock awards exercisable at end of the period (in shares)	351,753
Weighted-Average Remaining Contractual Life of Stock awards exercisable (in years)	8 years 5 months 26 days
Weighted-Average Exercise Price of Stock awards exercisable (in dollars per share)	$ 104.55
Aggregate Intrinsic Value of Stock awards exercisable	$ 0

Derivative financial instruments and risk management (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Management of foreign currency cash flow, maximum period (in years)	P5Y
Deferred net losses, foreign currency exchange rate risk, to be reclassified from equity to current earnings over the next twelve months	$ 24
Deferred net losses, interest rate risk, to be reclassified from equity to current earnings over the next twelve months	3
Loss on Interest Rate Derivative Instruments Not Designated as Hedging Instruments		$ 149
Commodity forward and option contracts, maximum period (in years)	5 years

Derivative financial instruments and risk management (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Designated derivatives
Derivatives Fair Value
Asset (Liability) Fair Value	$ 180	$ 232	$ 244
Designated derivatives | Foreign exchange contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	28	54	65
Designated derivatives | Foreign exchange contracts | Long-term receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	0	19	52
Designated derivatives | Foreign exchange contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	(66)	(73)	(66)
Designated derivatives | Foreign exchange contracts | Other liabilities | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	0	(10)	(1)
Designated derivatives | Interest rate contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	0	0	1
Designated derivatives | Interest rate contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	17	15	14
Designated derivatives | Interest rate contracts | Long-term receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	209	233	197
Designated derivatives | Interest rate contracts | Other liabilities | Financial Products
Derivatives Fair Value
Liability Fair Value	(8)	(6)	(18)
Undesignated derivatives
Derivatives Fair Value
Asset (Liability) Fair Value	(26)	(87)	23
Undesignated derivatives | Foreign exchange contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	31	27	120
Undesignated derivatives | Foreign exchange contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	10	7	6
Undesignated derivatives | Foreign exchange contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	(63)	(12)	(46)
Undesignated derivatives | Foreign exchange contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	(6)	(16)	(9)
Undesignated derivatives | Foreign exchange contracts | Other liabilities | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	0	(85)	(58)
Undesignated derivatives | Interest rate contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	2	0	0
Undesignated derivatives | Interest rate contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	0	0	(6)
Undesignated derivatives | Interest rate contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	(1)	(1)	(1)
Undesignated derivatives | Commodity contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	1	2	17
Undesignated derivatives | Commodity contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	$ 0	$ (9)	$ 0

Derivative financial instruments and risk management (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	$ (20)	$ 38	$ 107
Gains (Losses) on Borrowings	36	(43)	(98)
Gains (Losses) Recognized in AOCI (Effective Portion)	(77)	33	(79)
Gains (Losses) Reclassified from AOCI to Earnings	(26)	55	(53)
Recognized in Earnings (Ineffective Portion)	(1)	(2)	1
Interest rate contracts, Gains (Losses) on derivatives not designated as hedging instruments		(149)
Gains (Losses) on derivatives not designated as hedging instruments	72	(119)	(20)
Machinery and Power Systems
Derivative Instruments Gain (Loss)
Foreign exchange contracts, Gains (Losses) Recognized in AOCI (Effective Portion)	(78)	34	(72)
Interest rate contracts, Gains (Losses) Recognized in AOCI (Effective Portion)		0	0
Financial Products
Derivative Instruments Gain (Loss)
Interest rate contracts, Gains (Losses) Recognized in AOCI (Effective Portion)	1	(1)	(7)
Other Income (Expense) | Machinery and Power Systems
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives		(1)
Gains (Losses) on Borrowings		1
Foreign exchange contracts, Gains (Losses) Reclassified from AOCI to Earnings	(30)	70	(1)
Foreign exchange contracts, Recognized in Earnings (Ineffective Portion)	0	0	2
Interest rate contracts, Gains (Losses) Reclassified from AOCI to Earnings		(3)	(3)
Interest rate contracts, Recognized in Earnings (Ineffective Portion)		0	0
Foreign exchange contracts, Gains (Losses) on derivatives not designated as hedging instruments	62	62	(45)
Interest rate contracts, Gains (Losses) on derivatives not designated as hedging instruments	2	(149)	(8)
Commodity contracts, Gains (Losses) on derivatives not designated as hedging instruments	2	(17)	15
Gains (Losses) reclassified from AOCI to earnings for derivatives dedesignated as related transactions are no longer probable to occur	(7)
Other Income (Expense) | Financial Products
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	(20)	39	107
Gains (Losses) on Borrowings	36	(44)	(98)
Foreign exchange contracts, Gains (Losses) on derivatives not designated as hedging instruments	6	(15)	16
Interest rate contracts, Gains (Losses) on derivatives not designated as hedging instruments	0	0	2
Interest expense of Financial Products | Financial Products
Derivative Instruments Gain (Loss)
Interest rate contracts, Gains (Losses) Reclassified from AOCI to Earnings	4	(12)	(49)
Interest rate contracts, Recognized in Earnings (Ineffective Portion)	$ (1)	$ (2)	$ (1)

Other income (expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income and Expenses [Abstract]
Investment and interest income	$ 82	$ 85	$ 86
Foreign exchange gains (losses)	(116)	21	(55)
License fee income	99	80	54
Gains (losses) on sale of securities and affiliated companies	4	17	9
Impairment of available-for-sale securities	(2)	(5)	(3)
Miscellaneous income (loss)	63	(230)	39
Other income (expense)	130	(32)	130
Forward starting swap costs included in Miscellaneous income (loss)		149
Bridge financing costs		$ 54

Income taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of profit (loss) before taxes
U.S	$ 4,090	$ 2,250	$ 778
Non-U.S	4,146	4,475	2,972
Consolidated profit before taxes	8,236	6,725	3,750
Current tax provision (benefit):
U.S.	971	750	247
Non-U.S.	1,250	1,014	645
State (U.S.)	56	72	44
Current tax provision (benefit)	2,277	1,836	936
Deferred tax provision (benefit):
U.S.	332	2	103
Non-U.S.	(89)	(92)	(75)
State (U.S.)	8	(26)	4
Deferred tax provision (benefit)	251	(116)	32
Provision (benefit) for income taxes	2,528	1,720	968
Income taxes paid	$ 2,396	$ 1,369	$ 264

Income taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the U.S. federal statutory rate to effective rate:
Taxes at U.S. statutory rate	$ 2,882,000,000	$ 2,354,000,000	$ 1,313,000,000
U. S. statutory tax rate (as a percent)	35.00%	35.00%	35.00%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(342,000,000)	(467,000,000)	(339,000,000)
Non-U.S. subsidiaries taxed at other than 35% (as a percent)	(4.20%)	(6.90%)	(9.00%)
State and local taxes, net of federal	55,000,000	30,000,000	27,000,000
State and local taxes, net of federal (as a percent)	0.70%	0.40%	0.70%
Interest and penalties, net of tax	22,000,000	25,000,000	16,000,000
Interest and penalties, net of tax (as a percent)	0.30%	0.40%	0.40%
U.S. research and production incentives	(80,000,000)	(152,000,000)	(74,000,000)
U.S. research and production incentives (as a percent)	(1.00%)	(2.30%)	(2.00%)
Other-net	(27,000,000)	(7,000,000)	(5,000,000)
Other-net (as a percent)	(0.30%)	(0.10%)	(0.10%)
Total of taxes at statutory rate plus increases and decreases	2,510,000,000	1,783,000,000	938,000,000
Total of tax rates at statutory rate plus increases and decreases in the rate (as a percent)	30.50%	26.50%	25.00%
Prior year tax and interest adjustments	(300,000,000)	41,000,000	(34,000,000)
Prior year tax and interest adjustments (as a percent)	(3.70%)	0.60%	(0.90%)
Nondeductible goodwill	318,000,000	33,000,000	0
Nondeductible goodwill (as a percent)	3.90%	0.50%	0.00%
Release of valuation allowances	0	(24,000,000)	(26,000,000)
Release of valuation allowances (as a percent)	0.00%	(0.30%)	(0.70%)
Non-U.S. earnings reinvestment changes	0	(113,000,000)	0
Non-U.S. earnings reinvestment changes (as a percent)	0.00%	(1.70%)	0.00%
Tax law change related to Medicare subsidies	0	0	90,000,000
Tax law change related to Medicare subsidies (as a percent)	0.00%	0.00%	2.40%
Provision (benefit) for income taxes	2,528,000,000	1,720,000,000	968,000,000
Provision (benefit) for income taxes (as a percent)	30.70%	25.60%	25.80%
Settlement benefit, previously unrecognized tax benefits	(188,000,000)
Settlement benefit, interest and penalties	(96,000,000)
Impairment of nondeductible goodwill	203,000,000
Divestiture of nondeductible goodwill	115,000,000	33,000,000
Undistributed profits of non-U.S. subsidiaries considered indefinitely reinvested	$ 15,000,000,000

Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Deferred and refundable income taxes	$ 979	$ 1,044	$ 579
Noncurrent deferred and refundable income taxes	1,863	2,005	2,337
Total deferred tax assets	2,842	3,049	2,916
Deferred tax liabilities
Other current liabilities	66	69	8
Other liabilities	484	559	141
Deferred income taxes-net	$ 2,292	$ 2,421	$ 2,767

Income taxes (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax assets:
Pension	$ 2,100	$ 2,130	$ 1,065
Postemployment benefits other than pensions	1,678	1,622	1,501
Tax carryforwards	663	821	1,117
Warranty reserves	358	338	253
Stock based compensation	281	232	215
Inventory	195	148	32
Allowance for credit losses	170	131	111
Post sale discounts	141	141	142
Deferred compensation	110	102	106
Other-net	491	537	404
Deferred income tax assets, Total	6,187	6,202	4,946
Deferred income tax liabilities:
Capital and intangible assets	(2,759)	(2,866)	(1,560)
Bond discount	(249)	(37)	(38)
Translation	(173)	(193)	(169)
Undistributed profits of non-U.S. subsidiaries	(128)	(215)	0
Deferred income tax liabilities, Total	(3,309)	(3,311)	(1,767)
Valuation allowance for deferred tax assets	(586)	(470)	(412)
Deferred income taxes-net	$ 2,292	$ 2,421	$ 2,767

Income taxes (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 U.S. state taxing jurisdictions	Dec. 31, 2012 U.S. state taxing jurisdictions 2015-2031	Dec. 31, 2012 U.S. state taxing jurisdictions Over the next five to ten years	Dec. 31, 2012 Non-U.S. taxing jurisdictions	Dec. 31, 2012 Non-U.S. taxing jurisdictions 2013	Dec. 31, 2012 Non-U.S. taxing jurisdictions 2014	Dec. 31, 2012 Non-U.S. taxing jurisdictions 2015	Dec. 31, 2012 Non-U.S. taxing jurisdictions 2016	Dec. 31, 2012 Non-U.S. taxing jurisdictions 2017-2033	Dec. 31, 2012 Non-U.S. taxing jurisdictions Unlimited
Operating loss and Tax credit carryforwards
Net operating loss carryforwards					$ 633		$ 1,746	$ 6	$ 11	$ 10	$ 8	$ 576	$ 1,135
Tax credit carryforwards						139
Valuation allowance for deferred tax assets	$ (586)	$ (470)	$ (412)	$ (144)			$ (442)
State tax credit carryforward expiration date, minimum						5 years
State tax credit carryforwards expiration date, maximum						10 years

Income taxes (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Unrecognized tax benefits, beginning	$ 958	$ 789	$ 761
Additions for tax positions related to current year	64	118	21
Additions for tax positions related to prior years	178	108	59
Reductions for tax positions related to prior years	(266)	(30)	(49)
Reductions for settlements	(191)	0	0
Reductions for expiration of statute of limitations	(28)	(27)	(3)
Unrecognized tax benefits, ending	715	958	789
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	669	835	667
Interest and penalties, recognized	(114)	39	27
Interest and penalties, accrued	$ 134	$ 240	$ 201
Length of time tax year subject to examination, minimum	3 years
Length of time tax years subject to examination, maximum	8 years

Cat Financial Financing Activities (Details) (Wholesale Receivables, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Wholesale inventory receivable
2013	$ 1,271
2014	363
2015	313
2016	83
2017	32
Thereafter	2
Total Amounts Due	2,064
Guaranteed residual value	102
Unguaranteed residual value	35
Less: Unearned Income	(49)
Total	2,152	1,990	1,361
Wholesale Installment Contracts
Wholesale inventory receivable
2013	398
2014	96
2015	58
2016	28
2017	12
Thereafter	2
Total Amounts Due	594
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned Income	(7)
Total	587
Wholesale Finance Leases
Wholesale inventory receivable
2013	146
2014	100
2015	74
2016	42
2017	14
Thereafter	0
Total Amounts Due	376
Guaranteed residual value	102
Unguaranteed residual value	35
Less: Unearned Income	(35)
Total	478
Wholesale Notes
Wholesale inventory receivable
2013	727
2014	167
2015	181
2016	13
2017	6
Thereafter	0
Total Amounts Due	1,094
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned Income	(7)
Total	$ 1,087

Cat Financial Financing Activities (Details 2) (Finance Receivables, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contractual maturities of outstanding finance receivables
2013	$ 9,079
2014	5,337
2015	3,850
2016	2,241
2017	1,866
Thereafter	1,015
Total amounts due	23,388
Guaranteed Residual value	374
Unguaranteed Residual value	462
Less: Unearned Income	(916)
Total Finance Receivables	23,308	19,980	19,923
Retail Installment Contracts
Contractual maturities of outstanding finance receivables
2013	1,819
2014	1,357
2015	911
2016	466
2017	171
Thereafter	29
Total amounts due	4,753
Guaranteed Residual value	0
Unguaranteed Residual value	0
Less: Unearned Income	(67)
Total Finance Receivables	4,686
Retail finance leases
Contractual maturities of outstanding finance receivables
2013	3,192
2014	2,144
2015	1,225
2016	600
2017	241
Thereafter	125
Total amounts due	7,527
Guaranteed Residual value	374
Unguaranteed Residual value	462
Less: Unearned Income	(762)
Total Finance Receivables	7,601
Retail Notes
Contractual maturities of outstanding finance receivables
2013	4,068
2014	1,836
2015	1,714
2016	1,175
2017	1,454
Thereafter	861
Total amounts due	11,108
Guaranteed Residual value	0
Unguaranteed Residual value	0
Less: Unearned Income	(87)
Total Finance Receivables	$ 11,021

Cat Financial Financing Activities (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired loans and finance leases
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables
Impaired loans and finance leases
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables | Customer
Impaired loans and finance leases
Recorded Investment	$ 682,000,000	$ 575,000,000	$ 641,000,000
Unpaid Principal Balance	670,000,000	557,000,000	626,000,000
Related Allowance	73,000,000	56,000,000	79,000,000
Average recorded investment	640,000,000	682,000,000	604,000,000
Interest Income Recognized	15,000,000	22,000,000	23,000,000
Finance Receivables | Customer | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	378,000,000	326,000,000	283,000,000
Unpaid Principal Balance	377,000,000	317,000,000	281,000,000
Related Allowance	0	0	0
Average recorded investment	332,000,000	345,000,000	152,000,000
Interest Income Recognized	6,000,000	12,000,000	2,000,000
Finance Receivables | Customer | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	304,000,000	249,000,000	358,000,000
Unpaid Principal Balance	293,000,000	240,000,000	345,000,000
Related Allowance	73,000,000	56,000,000	79,000,000
Average recorded investment	308,000,000	337,000,000	452,000,000
Interest Income Recognized	9,000,000	10,000,000	21,000,000
Finance Receivables | Customer | North America
Impaired loans and finance leases
Recorded Investment	75,000,000	152,000,000	278,000,000
Unpaid Principal Balance	70,000,000	144,000,000	272,000,000
Related Allowance	10,000,000	15,000,000	44,000,000
Average recorded investment	108,000,000	233,000,000	310,000,000
Interest Income Recognized	4,000,000	9,000,000	13,000,000
Finance Receivables | Customer | North America | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	28,000,000	83,000,000	87,000,000
Unpaid Principal Balance	27,000,000	80,000,000	87,000,000
Related Allowance	0	0	0
Average recorded investment	50,000,000	91,000,000	39,000,000
Interest Income Recognized	3,000,000	4,000,000	2,000,000
Finance Receivables | Customer | North America | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	47,000,000	69,000,000	191,000,000
Unpaid Principal Balance	43,000,000	64,000,000	185,000,000
Related Allowance	10,000,000	15,000,000	44,000,000
Average recorded investment	58,000,000	142,000,000	271,000,000
Interest Income Recognized	1,000,000	5,000,000	11,000,000
Finance Receivables | Customer | Europe
Impaired loans and finance leases
Recorded Investment	85,000,000	83,000,000	68,000,000
Unpaid Principal Balance	82,000,000	79,000,000	61,000,000
Related Allowance	14,000,000	12,000,000	15,000,000
Average recorded investment	88,000,000	61,000,000	92,000,000
Interest Income Recognized	3,000,000	2,000,000	4,000,000
Finance Receivables | Customer | Europe | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	45,000,000	47,000,000	6,000,000
Unpaid Principal Balance	45,000,000	46,000,000	4,000,000
Related Allowance	0	0	0
Average recorded investment	45,000,000	11,000,000	7,000,000
Interest Income Recognized	1,000,000	0	0
Finance Receivables | Customer | Europe | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	40,000,000	36,000,000	62,000,000
Unpaid Principal Balance	37,000,000	33,000,000	57,000,000
Related Allowance	14,000,000	12,000,000	15,000,000
Average recorded investment	43,000,000	50,000,000	85,000,000
Interest Income Recognized	2,000,000	2,000,000	4,000,000
Finance Receivables | Customer | Asia Pacific
Impaired loans and finance leases
Recorded Investment	37,000,000	17,000,000	32,000,000
Unpaid Principal Balance	37,000,000	17,000,000	32,000,000
Related Allowance	8,000,000	3,000,000	7,000,000
Average recorded investment	30,000,000	22,000,000	40,000,000
Interest Income Recognized	2,000,000	1,000,000	3,000,000
Finance Receivables | Customer | Asia Pacific | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	2,000,000	4,000,000	5,000,000
Unpaid Principal Balance	2,000,000	4,000,000	5,000,000
Related Allowance	0	0	0
Average recorded investment	3,000,000	5,000,000	6,000,000
Interest Income Recognized	0	0	0
Finance Receivables | Customer | Asia Pacific | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	35,000,000	13,000,000	27,000,000
Unpaid Principal Balance	35,000,000	13,000,000	27,000,000
Related Allowance	8,000,000	3,000,000	7,000,000
Average recorded investment	27,000,000	17,000,000	34,000,000
Interest Income Recognized	2,000,000	1,000,000	3,000,000
Finance Receivables | Customer | Mining
Impaired loans and finance leases
Recorded Investment	24,000,000	21,000,000	8,000,000
Unpaid Principal Balance	24,000,000	21,000,000	8,000,000
Related Allowance	5,000,000	4,000,000	0
Average recorded investment	46,000,000	14,000,000	9,000,000
Interest Income Recognized	2,000,000	1,000,000	0
Finance Receivables | Customer | Mining | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	1,000,000	8,000,000	8,000,000
Unpaid Principal Balance	1,000,000	8,000,000	8,000,000
Related Allowance	0	0	0
Average recorded investment	8,000,000	8,000,000	3,000,000
Interest Income Recognized	0	1,000,000	0
Finance Receivables | Customer | Mining | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	23,000,000	13,000,000	0
Unpaid Principal Balance	23,000,000	13,000,000	0
Related Allowance	5,000,000	4,000,000	0
Average recorded investment	38,000,000	6,000,000	6,000,000
Interest Income Recognized	2,000,000	0	0
Finance Receivables | Customer | Latin America
Impaired loans and finance leases
Recorded Investment	50,000,000	34,000,000	47,000,000
Unpaid Principal Balance	50,000,000	34,000,000	46,000,000
Related Allowance	12,000,000	6,000,000	9,000,000
Average recorded investment	49,000,000	48,000,000	44,000,000
Interest Income Recognized	2,000,000	3,000,000	3,000,000
Finance Receivables | Customer | Latin America | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	7,000,000	9,000,000	3,000,000
Unpaid Principal Balance	7,000,000	9,000,000	3,000,000
Related Allowance	0	0	0
Average recorded investment	6,000,000	9,000,000	5,000,000
Interest Income Recognized	0	1,000,000	0
Finance Receivables | Customer | Latin America | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	43,000,000	25,000,000	44,000,000
Unpaid Principal Balance	43,000,000	25,000,000	43,000,000
Related Allowance	12,000,000	6,000,000	9,000,000
Average recorded investment	43,000,000	39,000,000	39,000,000
Interest Income Recognized	2,000,000	2,000,000	3,000,000
Finance Receivables | Customer | Caterpillar Power Finance
Impaired loans and finance leases
Recorded Investment	411,000,000	268,000,000	208,000,000
Unpaid Principal Balance	407,000,000	262,000,000	207,000,000
Related Allowance	24,000,000	16,000,000	4,000,000
Average recorded investment	319,000,000	304,000,000	109,000,000
Interest Income Recognized	2,000,000	6,000,000	0
Finance Receivables | Customer | Caterpillar Power Finance | Impaired Loans and Finance Leases with No Allowance Recorded
Impaired loans and finance leases
Recorded Investment	295,000,000	175,000,000	174,000,000
Unpaid Principal Balance	295,000,000	170,000,000	174,000,000
Related Allowance	0	0	0
Average recorded investment	220,000,000	221,000,000	92,000,000
Interest Income Recognized	2,000,000	6,000,000	0
Finance Receivables | Customer | Caterpillar Power Finance | Impaired Loans and Finance Leases with an Allowance Recorded
Impaired loans and finance leases
Recorded Investment	116,000,000	93,000,000	34,000,000
Unpaid Principal Balance	112,000,000	92,000,000	33,000,000
Related Allowance	24,000,000	16,000,000	4,000,000
Average recorded investment	99,000,000	83,000,000	17,000,000
Interest Income Recognized	0	0	0
Finance Receivables | Dealer
Impaired loans and finance leases
Recorded Investment	0	0	0
Average recorded investment	$ 0	$ 0	$ 19,000,000

Cat Financial Financing Activities (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-accrual and past due loans and finance leases
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables
Non-accrual and past due loans and finance leases
Period after which unpaid contractual payments are considered as past due (in days)	30 days
Period after which collection of future income is considered as not probable (in days)	120 days
Aging related to loans and finance leases
31-60 days past due	$ 188,000,000	$ 194,000,000	$ 291,000,000
61-90 days past due	70,000,000	104,000,000	106,000,000
91 or more days past due	418,000,000	442,000,000	569,000,000
Total Past Due	676,000,000	740,000,000	966,000,000
Current	22,632,000,000	19,240,000,000	18,957,000,000
Total Finance Receivables	23,308,000,000	19,980,000,000	19,923,000,000
91+ Still Accruing	28,000,000	58,000,000	91,000,000
Finance Receivables | North America
Aging related to loans and finance leases
Total Finance Receivables	8,030,000,000	7,291,000,000	7,739,000,000
Finance Receivables | Europe
Aging related to loans and finance leases
Total Finance Receivables	2,740,000,000	2,281,000,000	2,551,000,000
Finance Receivables | Asia Pacific
Aging related to loans and finance leases
Total Finance Receivables	3,789,000,000	3,038,000,000	2,805,000,000
Finance Receivables | Mining
Aging related to loans and finance leases
Total Finance Receivables	1,974,000,000	1,485,000,000	875,000,000
Finance Receivables | Latin America
Aging related to loans and finance leases
Total Finance Receivables	3,603,000,000	2,965,000,000	2,883,000,000
Finance Receivables | Caterpillar Power Finance
Aging related to loans and finance leases
Total Finance Receivables	3,172,000,000	2,920,000,000	3,070,000,000
Finance Receivables | Customer
Non-accrual and past due loans and finance leases
Investment in loans/finance leases on nonaccrual status	513,000,000	472,000,000	639,000,000
Aging related to loans and finance leases
Total Finance Receivables	19,424,000,000	17,593,000,000	17,980,000,000
Finance Receivables | Customer | North America
Non-accrual and past due loans and finance leases
Investment in loans/finance leases on nonaccrual status	59,000,000	112,000,000	217,000,000
Aging related to loans and finance leases
31-60 days past due	35,000,000	74,000,000	139,000,000
61-90 days past due	8,000,000	39,000,000	44,000,000
91 or more days past due	52,000,000	111,000,000	228,000,000
Total Past Due	95,000,000	224,000,000	411,000,000
Current	5,872,000,000	5,378,000,000	6,037,000,000
Total Finance Receivables	5,967,000,000	5,602,000,000	6,448,000,000
91+ Still Accruing	0	9,000,000	27,000,000
Finance Receivables | Customer | Europe
Non-accrual and past due loans and finance leases
Investment in loans/finance leases on nonaccrual status	38,000,000	58,000,000	89,000,000
Aging related to loans and finance leases
31-60 days past due	23,000,000	27,000,000	27,000,000
61-90 days past due	9,000,000	11,000,000	12,000,000
91 or more days past due	36,000,000	57,000,000	106,000,000
Total Past Due	68,000,000	95,000,000	145,000,000
Current	2,487,000,000	2,129,000,000	2,365,000,000
Total Finance Receivables	2,555,000,000	2,224,000,000	2,510,000,000
91+ Still Accruing	6,000,000	10,000,000	26,000,000
Finance Receivables | Customer | Asia Pacific
Non-accrual and past due loans and finance leases
Investment in loans/finance leases on nonaccrual status	36,000,000	24,000,000	24,000,000
Aging related to loans and finance leases
31-60 days past due	53,000,000	47,000,000	63,000,000
61-90 days past due	19,000,000	23,000,000	17,000,000
91 or more days past due	54,000,000	38,000,000	37,000,000
Total Past Due	126,000,000	108,000,000	117,000,000
Current	2,912,000,000	2,769,000,000	2,537,000,000
Total Finance Receivables	3,038,000,000	2,877,000,000	2,654,000,000
91+ Still Accruing	18,000,000	14,000,000	12,000,000
Finance Receivables | Customer | Mining
Non-accrual and past due loans and finance leases
Investment in loans/finance leases on nonaccrual status	12,000,000	12,000,000	7,000,000
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	1,000,000	0	0
91 or more days past due	12,000,000	12,000,000	0
Total Past Due	13,000,000	12,000,000	0
Current	1,960,000,000	1,473,000,000	875,000,000
Total Finance Receivables	1,973,000,000	1,485,000,000	875,000,000
91+ Still Accruing	0	0	0
Finance Receivables | Customer | Latin America
Non-accrual and past due loans and finance leases
Investment in loans/finance leases on nonaccrual status	148,000,000	108,000,000	139,000,000
Aging related to loans and finance leases
31-60 days past due	62,000,000	32,000,000	44,000,000
61-90 days past due	19,000,000	15,000,000	16,000,000
91 or more days past due	138,000,000	99,000,000	144,000,000
Total Past Due	219,000,000	146,000,000	204,000,000
Current	2,500,000,000	2,339,000,000	2,222,000,000
Total Finance Receivables	2,719,000,000	2,485,000,000	2,426,000,000
91+ Still Accruing	0	0	1,000,000
Finance Receivables | Customer | Caterpillar Power Finance
Non-accrual and past due loans and finance leases
Investment in loans/finance leases on nonaccrual status	220,000,000	158,000,000	163,000,000
Aging related to loans and finance leases
31-60 days past due	15,000,000	14,000,000	18,000,000
61-90 days past due	14,000,000	16,000,000	17,000,000
91 or more days past due	126,000,000	125,000,000	54,000,000
Total Past Due	155,000,000	155,000,000	89,000,000
Current	3,017,000,000	2,765,000,000	2,978,000,000
Total Finance Receivables	3,172,000,000	2,920,000,000	3,067,000,000
91+ Still Accruing	4,000,000	25,000,000	25,000,000
Finance Receivables | Dealer
Non-accrual and past due loans and finance leases
Investment in loans/finance leases on nonaccrual status	0	0	0
Aging related to loans and finance leases
Total Finance Receivables	3,884,000,000	2,387,000,000	1,943,000,000
Finance Receivables | Dealer | North America
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	2,063,000,000	1,689,000,000	1,291,000,000
Total Finance Receivables	2,063,000,000	1,689,000,000	1,291,000,000
91+ Still Accruing	0	0	0
Finance Receivables | Dealer | Europe
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	185,000,000	57,000,000	41,000,000
Total Finance Receivables	185,000,000	57,000,000	41,000,000
91+ Still Accruing	0	0	0
Finance Receivables | Dealer | Asia Pacific
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	751,000,000	161,000,000	151,000,000
Total Finance Receivables	751,000,000	161,000,000	151,000,000
91+ Still Accruing	0	0	0
Finance Receivables | Dealer | Mining
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	1,000,000	0	0
Total Finance Receivables	1,000,000	0	0
91+ Still Accruing	0	0	0
Finance Receivables | Dealer | Latin America
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	884,000,000	480,000,000	457,000,000
Total Finance Receivables	884,000,000	480,000,000	457,000,000
91+ Still Accruing	0	0	0
Finance Receivables | Dealer | Caterpillar Power Finance
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	0	0	3,000,000
Total Finance Receivables	0	0	3,000,000
91+ Still Accruing	$ 0	$ 0	$ 0

Cat Financial Financing Activities (Details 5) (Finance Receivables, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for credit loss activity:
Balance at beginning of year	$ 366	$ 362	$ 376
Receivables written off	(149)	(210)	(288)
Recoveries on receivables previously written off	47	52	51
Provision for credit losses	160	168	205
Adjustment to adopt consolidation of variable-interest entities			18
Other-net	(1)	(6)	0
Balance at end of year	423	366	362
Allowance for Credit Losses:
Ending Balance - individually evaluated for impairment	73	56	79
Ending Balance - collectively evaluated for impairment	350	310	283
Ending Balance - allowance for credit losses	423	366	362
Recorded Investment in Finance Receivables:
Ending Balance - individually evaluated for impairment	682	575	641
Ending Balance - collectively evaluated for impairment	22,626	19,405	19,282
Ending Balance-recorded investment in finance receivables	23,308	19,980	19,923
Customer
Allowance for credit loss activity:
Balance at beginning of year	360	357
Receivables written off	(149)	(210)
Recoveries on receivables previously written off	47	52
Provision for credit losses	157	167
Other-net	(1)	(6)
Balance at end of year	414	360
Allowance for Credit Losses:
Ending Balance - individually evaluated for impairment	73	56	79
Ending Balance - collectively evaluated for impairment	341	304	278
Ending Balance - allowance for credit losses	414	360
Recorded Investment in Finance Receivables:
Ending Balance - individually evaluated for impairment	682	575	641
Ending Balance - collectively evaluated for impairment	18,742	17,018	17,339
Ending Balance-recorded investment in finance receivables	19,424	17,593	17,980
Dealer
Allowance for credit loss activity:
Balance at beginning of year	6	5
Receivables written off	0	0
Recoveries on receivables previously written off	0	0
Provision for credit losses	3	1
Other-net	0	0
Balance at end of year	9	6
Allowance for Credit Losses:
Ending Balance - individually evaluated for impairment	0	0	0
Ending Balance - collectively evaluated for impairment	9	6	5
Ending Balance - allowance for credit losses	9	6
Recorded Investment in Finance Receivables:
Ending Balance - individually evaluated for impairment	0	0	0
Ending Balance - collectively evaluated for impairment	3,884	2,387	1,943
Ending Balance-recorded investment in finance receivables	$ 3,884	$ 2,387	$ 1,943

Cat Financial Financing Activities (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finance Receivables
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables
Finance Receivables
Ending Balance-recorded investment in finance receivables	$ 23,308	$ 19,980	$ 19,923
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	22,795	19,508	19,284
Finance Receivables | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	513	472	639
Finance Receivables | North America
Finance Receivables
Ending Balance-recorded investment in finance receivables	8,030	7,291	7,739
Finance Receivables | North America | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	7,971	7,179	7,522
Finance Receivables | North America | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	59	112	217
Finance Receivables | Europe
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,740	2,281	2,551
Finance Receivables | Europe | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,702	2,223	2,462
Finance Receivables | Europe | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	38	58	89
Finance Receivables | Asia Pacific
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,789	3,038	2,805
Finance Receivables | Asia Pacific | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,753	3,014	2,781
Finance Receivables | Asia Pacific | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	36	24	24
Finance Receivables | Mining
Finance Receivables
Ending Balance-recorded investment in finance receivables	1,974	1,485	875
Finance Receivables | Mining | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	1,962	1,473	868
Finance Receivables | Mining | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	12	12	7
Finance Receivables | Latin America
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,603	2,965	2,883
Finance Receivables | Latin America | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,455	2,857	2,744
Finance Receivables | Latin America | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	148	108	139
Finance Receivables | Caterpillar Power Finance
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,172	2,920	3,070
Finance Receivables | Caterpillar Power Finance | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,952	2,762	2,907
Finance Receivables | Caterpillar Power Finance | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	220	158	163
Finance Receivables | Customer
Finance Receivables
Ending Balance-recorded investment in finance receivables	19,424	17,593	17,980
Finance Receivables | Customer | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	18,911	17,121	17,341
Finance Receivables | Customer | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	513	472	639
Finance Receivables | Customer | North America
Finance Receivables
Ending Balance-recorded investment in finance receivables	5,967	5,602	6,448
Finance Receivables | Customer | North America | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	5,908	5,490	6,231
Finance Receivables | Customer | North America | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	59	112	217
Finance Receivables | Customer | Europe
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,555	2,224	2,510
Finance Receivables | Customer | Europe | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,517	2,166	2,421
Finance Receivables | Customer | Europe | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	38	58	89
Finance Receivables | Customer | Asia Pacific
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,038	2,877	2,654
Finance Receivables | Customer | Asia Pacific | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,002	2,853	2,630
Finance Receivables | Customer | Asia Pacific | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	36	24	24
Finance Receivables | Customer | Mining
Finance Receivables
Ending Balance-recorded investment in finance receivables	1,973	1,485	875
Finance Receivables | Customer | Mining | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	1,961	1,473	868
Finance Receivables | Customer | Mining | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	12	12	7
Finance Receivables | Customer | Latin America
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,719	2,485	2,426
Finance Receivables | Customer | Latin America | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,571	2,377	2,287
Finance Receivables | Customer | Latin America | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	148	108	139
Finance Receivables | Customer | Caterpillar Power Finance
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,172	2,920	3,067
Finance Receivables | Customer | Caterpillar Power Finance | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,952	2,762	2,904
Finance Receivables | Customer | Caterpillar Power Finance | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	220	158	163
Finance Receivables | Dealer
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,884	2,387	1,943
Finance Receivables | Dealer | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	3,884	2,387	1,943
Finance Receivables | Dealer | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | North America
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,063	1,689	1,291
Finance Receivables | Dealer | North America | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	2,063	1,689	1,291
Finance Receivables | Dealer | North America | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Europe
Finance Receivables
Ending Balance-recorded investment in finance receivables	185	57	41
Finance Receivables | Dealer | Europe | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	185	57	41
Finance Receivables | Dealer | Europe | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Asia Pacific
Finance Receivables
Ending Balance-recorded investment in finance receivables	751	161	151
Finance Receivables | Dealer | Asia Pacific | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	751	161	151
Finance Receivables | Dealer | Asia Pacific | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Mining
Finance Receivables
Ending Balance-recorded investment in finance receivables	1	0	0
Finance Receivables | Dealer | Mining | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	1	0	0
Finance Receivables | Dealer | Mining | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Latin America
Finance Receivables
Ending Balance-recorded investment in finance receivables	884	480	457
Finance Receivables | Dealer | Latin America | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	884	480	457
Finance Receivables | Dealer | Latin America | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	0	0	0
Finance Receivables | Dealer | Caterpillar Power Finance
Finance Receivables
Ending Balance-recorded investment in finance receivables	0	0	3
Finance Receivables | Dealer | Caterpillar Power Finance | Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	0	0	3
Finance Receivables | Dealer | Caterpillar Power Finance | Non-Performing
Finance Receivables
Ending Balance-recorded investment in finance receivables	$ 0	$ 0	$ 0

Cat Financial Financing Activities (Details 7) (Finance Receivables, USD $) In Millions, unless otherwise specified	12 Months Ended												3 Months Ended	12 Months Ended
	Dec. 31, 2012 Customer Contracts	Dec. 31, 2011 Customer Contracts	Dec. 31, 2012 Customer North America Contracts	Dec. 31, 2011 Customer North America Contracts	Dec. 31, 2012 Customer Europe Contracts	Dec. 31, 2011 Customer Europe Contracts	Dec. 31, 2012 Customer Asia Pacific Contracts	Dec. 31, 2011 Customer Asia Pacific Contracts	Dec. 31, 2012 Customer Mining Contracts	Dec. 31, 2011 Customer Mining Contracts	Dec. 31, 2012 Customer Latin America Contracts	Dec. 31, 2011 Customer Latin America Contracts	Dec. 31, 2012 Customer Caterpillar Power Finance	Dec. 31, 2012 Customer Caterpillar Power Finance Contracts	Dec. 31, 2011 Customer Caterpillar Power Finance Contracts	Dec. 31, 2012 Dealer	Dec. 31, 2011 Dealer	Dec. 31, 2010 Dealer
Loan and finance lease receivables modified as TDRs
Number of Contracts	199	125	98	71	21	7	12	0	0	0	41	12		27	35
Pre-TDR Outstanding Recorded Investment	$ 284	$ 184	$ 15	$ 13	$ 8	$ 44	$ 3	$ 0	$ 0	$ 0	$ 5	$ 10		$ 253	$ 117
Post-TDR Outstanding Recorded Investment	284	184	15	13	8	44	3	0	0	0	5	10		253	117	0	0	0
Number of Customers that Comprise the Majority of the Pre-TDR and Post-TDR Outstanding Recorded Investment						1							10		3
Financing Receivable, Modification, Pre-Modification Recorded Investment, Amount for Customers Comprising Majority of Total						43								248	104
Financing Receivable, Modification, Post-Modification Recorded Investment, Amount for Customers Comprising Majority of Total						43								248	104
Additional investments not recorded														24	15
Remaining commitments													1	1
TDRs which had been modified within twelve months of the default date
Number of Contracts	67	70	49	48	0	1	2	0	0	0	0	7		16	14
Post-TDR Recorded Investment	26	101	4	26	0	1	1	0	0	0	0	4		21	70
Number of customers that comprise the majority of the post-TDR recorded investment														2	2
Financing Receivable, Modification, Post-TDR Recorded Investment, Amount for Customers Comprising Majority of Total														$ 19	$ 65

Cat Financial Financing Activities (Details 8) (Asset-backed securities, USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset-backed securities
Finance Receivables
Restricted assets of consolidated VIE	$ 0	$ 0	$ 136,000,000
Restricted liabilities of consolidated VIE	$ 0	$ 0	$ 73,000,000

Inventories (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Raw materials	$ 3,573	$ 3,766	$ 2,766
Work-in-process	2,920	2,959	1,483
Finished goods	8,767	7,562	5,098
Supplies	287	257	240
Total inventories	15,547	14,544	9,587
Long-term material purchase obligations	$ 2,421

Property, plant and equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Land	Dec. 31, 2011 Land	Dec. 31, 2010 Land	Dec. 31, 2012 Buildings and land improvements	Dec. 31, 2011 Buildings and land improvements	Dec. 31, 2010 Buildings and land improvements	Dec. 31, 2012 Machinery, equipment and other	Dec. 31, 2011 Machinery, equipment and other	Dec. 31, 2010 Machinery, equipment and other	Dec. 31, 2012 Equipment leased to others	Dec. 31, 2011 Equipment leased to others	Dec. 31, 2010 Equipment leased to others	Dec. 31, 2012 Construction-in-process	Dec. 31, 2011 Construction-in-process	Dec. 31, 2010 Construction-in-process	Dec. 31, 2012 Minimum Buildings and land improvements	Dec. 31, 2012 Minimum Machinery, equipment and other	Dec. 31, 2012 Minimum Equipment leased to others	Dec. 31, 2012 Maximum Buildings and land improvements	Dec. 31, 2012 Maximum Machinery, equipment and other	Dec. 31, 2012 Maximum Equipment leased to others
Property, plant and equipment
Useful Lives (Years)																			20 years	3 years	1 year	45 years	10 years	10 years
Total property, plant and equipment, at cost	$ 29,932	$ 27,326	$ 24,906	$ 723	$ 753	$ 682	$ 6,214	$ 5,857	$ 5,174	$ 16,073	$ 14,435	$ 13,414	$ 4,658	$ 4,285	$ 4,444	$ 2,264	$ 1,996	$ 1,192
Less: Accumulated depreciation	(13,471)	(12,931)	(12,367)										(1,383)	(1,406)	(1,533)
Property, plant and equipment - net	16,461	14,395	12,539										3,275	2,879	2,911
Commitments for the purchase or construction of capital assets	569
Assets recorded under capital leases
Gross capital leases	134	131	251
Less: Accumulated depreciation	(58)	(75)	(134)
Net capital leases	76	56	117
Minimum rental payments on assets recorded under capital leases were:
2013	15
2014	10
2015	7
2016	18
2017	4
Thereafter	34
Minimum rental payments to be received for equipment leased to others were:
2013	798
2014	551
2015	337
2016	187
2017	74
Thereafter	$ 35

Investments in unconsolidated affiliated companies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 Third party logistics business
Results of Operations of unconsolidated affiliated companies:
Sales	$ 1,084	$ 966	$ 812
Cost of sales	872	797	627
Gross profit	212	169	185
Profit (loss)	28	(46)	(36)
Assets:
Current assets	715	345	414
Property, plant and equipment - net	529	200	196
Other assets	616	9	39
Assets	1,860	554	649
Liabilities:
Current liabilities	443	220	274
Long-term debt due after one year	708	72	72
Other liabilities	170	17	40
Liabilities	1,321	309	386
Equity	539	245	263
Caterpillar's investments in unconsolidated affiliated companies:
Investments in equity method companies	256	111	135
Plus: Investments in cost method companies	16	22	29
Total investments in unconsolidated affiliated companies	$ 272	$ 133	$ 164
Disposal groups
Ownership percentage of investments in companies accounted for under the equity method (as a percent)				35.00%

Intangible assets and goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended									12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012 ERA Mining Machinery Limited (Siwei)	Mar. 31, 2012 Caterpillar Tohoku Ltd.	Dec. 31, 2012 Bucyrus International, Inc.	Dec. 31, 2011 Bucyrus International, Inc.	Jul. 08, 2011 Bucyrus International, Inc.	Aug. 31, 2011 Pyroban Group Limited	Oct. 31, 2011 MWM Holding GmbH	Aug. 31, 2010 Electro-Motive Diesel, Inc.	Mar. 31, 2010 GE Transportation's Inspection Products Business	Mar. 31, 2010 JCS Company, Ltd.	May 31, 2010 FCM Rail Ltd.	Dec. 31, 2012 Customer relationships	Dec. 31, 2011 Customer relationships	Dec. 31, 2010 Customer relationships	Dec. 31, 2012 Customer relationships Bucyrus International, Inc.	Dec. 31, 2011 Customer relationships Bucyrus International, Inc.	Dec. 31, 2012 Intellectual property	Dec. 31, 2011 Intellectual property	Dec. 31, 2010 Intellectual property	Dec. 31, 2012 Intellectual property Bucyrus International, Inc.	Dec. 31, 2011 Intellectual property Bucyrus International, Inc.	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Dec. 31, 2012 Other Bucyrus International, Inc.	Dec. 31, 2011 Other Bucyrus International, Inc.
Intangible assets
Weighted Amortizable Life (in years)	13 years	13 years	14 years												15 years	15 years	17 years			12 years	11 years	9 years			10 years	11 years	13 years
Gross Carrying Amount	$ 4,822	$ 4,904	$ 1,133												$ 2,756	$ 2,811	$ 630			$ 1,767	$ 1,794	$ 306			$ 299	$ 299	$ 197
Accumulated Amortization	(824)	(554)	(346)			(442)	(143)								(377)	(213)	(108)	(231)	(75)	(342)	(244)	(166)	(182)	(58)	(105)	(97)	(72)	(29)	(10)
Net	3,998	4,350	787												2,379	2,598	522			1,425	1,550	140			194	202	125
Indefinite-lived intangible assets - In-process research & development	18	18	18								18
Total intangible assets, net	4,016	4,368	805
Total intangible assets, gross carrying amount	4,840	4,922	1,151
Finite-lived intangible assets acquired	120	4,167	409	112	8			3,901	41	221	329	28	12	10
Gross intangible assets classified to held for sale and/or divested															207
Accumulated amortization classified to held for sale and/or divested															(93)
Impaired finite-lived intangible assets, gross															51
Impaired finite-lived intangible assets, accumulated amortization															(29)
Finite-lived intangible asset impairment															22
Customer relationship intangibles sold																			63
Intangible assets classified as held for sale																			186
Amortization expense	387	233	76			299	143
2013	380					299
2014	375					299
2015	371					290
2016	365					280
2017	359					280
Thereafter	$ 2,166					$ 2,011

Intangible assets and goodwill (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 ERA Mining Machinery Limited (Siwei)	May 31, 2012 ERA Mining Machinery Limited (Siwei)	Mar. 31, 2012 Caterpillar Tohoku Ltd.	Dec. 31, 2011 Bucyrus International, Inc.	Dec. 31, 2012 Bucyrus International, Inc.	Aug. 31, 2011 Pyroban Group Limited	Dec. 31, 2012 MWM Holding GmbH	Oct. 31, 2011 MWM Holding GmbH	Aug. 31, 2010 Electro-Motive Diesel, Inc.	May 31, 2010 FCM Rail Ltd.	Mar. 31, 2010 GE Transportation's Inspection Products Business	Mar. 31, 2010 JCS Company, Ltd.	Dec. 31, 2010 Other acquisitions	Dec. 31, 2012 Construction Industries	Dec. 31, 2011 Construction Industries	Dec. 31, 2010 Construction Industries	Dec. 31, 2012 Resource Industries	Dec. 31, 2011 Resource Industries	Dec. 31, 2010 Resource Industries	Dec. 31, 2012 Power Systems	Dec. 31, 2011 Power Systems	Dec. 31, 2010 Power Systems	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Other
Carrying amount of goodwill by reportable segment
Goodwill acquired			$ 5,026			$ 625	$ 22	$ 4,616		$ 23		$ 387	$ 286	$ 17	$ 15	$ 8	$ 8
Goodwill final allocation of purchase price adjustment, increase (decrease)					149			(647)	(28)		9
Goodwill classified to held for sale and/or divested		181	409
Goodwill:
Goodwill, beginning of year		7,102	2,636	2,291														378	357		4,121	73	69	2,486	2,077		117	129
Impairments, beginning of year		(22)	(22)	(22)																	(22)	(22)	(22)
Net Goodwill, beginning of year		7,080	2,614	2,269														378	357	342	4,099	51	47	2,486	2,077	1,751	117	129	129
Acquisitions		628	5,026	334														22	0	5	597	4,616	3	9	410	326	0	0	0
Held for Sale and Business Divestitures		(181)	(409)	0														0	0	0	(181)	(397)	0	0	0	0	0	(12)	0
Impairment Loss	(580)	(580)	0	0	(580)													0	0	0	(580)	0	0	0	0	0	0	0	0
Other Adjustments		(5)	(151)	11														(18)	21	10	22	(171)	1	(9)	(1)	0	0	0	0
Goodwill, end of year	7,544	7,544	7,102	2,636														382	378	357	4,559	4,121	73	2,486	2,486	2,077	117	117	129
Impairments, end of year	(602)	(602)	(22)	(22)																	(602)	(22)	(22)
Net Goodwill, end of year	$ 6,942	$ 6,942	$ 7,080	$ 2,614	$ 45													$ 382	$ 378	$ 357	$ 3,957	$ 4,099	$ 51	$ 2,486	$ 2,486	$ 2,077	$ 117	$ 117	$ 129

Available-for-sale securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities.
Cost Basis	$ 1,479	$ 1,375	$ 1,293
Unrealized pretax net gains (losses)	107	72	77
Fair Value	1,586	1,447	1,370
U.S. treasury bonds
Schedule of Available-for-sale Securities.
Cost Basis	10	10	12
Unrealized pretax net gains (losses)	0	0	0
Fair Value	10	10	12
Other U.S. and non-U.S. government bonds
Schedule of Available-for-sale Securities.
Cost Basis	144	90	76
Unrealized pretax net gains (losses)	2	2	1
Fair Value	146	92	77
Corporate bonds
Schedule of Available-for-sale Securities.
Cost Basis	626	542	481
Unrealized pretax net gains (losses)	38	30	30
Fair Value	664	572	511
Asset-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	96	112	136
Unrealized pretax net gains (losses)	0	(1)	0
Fair Value	96	111	136
U.S. governmental agency mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	291	297	258
Unrealized pretax net gains (losses)	8	13	15
Fair Value	299	310	273
Residential
Schedule of Available-for-sale Securities.
Cost Basis	26	33	43
Unrealized pretax net gains (losses)	(1)	(3)	(3)
Fair Value	25	30	40
Commercial
Schedule of Available-for-sale Securities.
Cost Basis	117	142	164
Unrealized pretax net gains (losses)	10	3	4
Fair Value	127	145	168
Large capitalization value
Schedule of Available-for-sale Securities.
Cost Basis	147	127	100
Unrealized pretax net gains (losses)	38	21	22
Fair Value	185	148	122
Smaller company growth
Schedule of Available-for-sale Securities.
Cost Basis	22	22	23
Unrealized pretax net gains (losses)	12	7	8
Fair Value	$ 34	$ 29	$ 31

Available-for-sale securities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Charges recognized for "other-than-temporary" declines in the market values of equities securities	$ 2	$ 5	$ 3
Less than 12 months
Fair Value	109	164	38
Unrealized Losses	3	8	1
12 months or more
Fair Value	59	53	70
Unrealized Losses	5	10	11
Total
Fair Value	168	217	108
Unrealized Losses	8	18	12
Corporate bonds
Less than 12 months
Fair Value		54
Unrealized Losses		1
12 months or more
Fair Value		1
Unrealized Losses		0
Total
Fair Value		55
Unrealized Losses		1
Asset-backed securities
Less than 12 months
Fair Value	0	1	19
Unrealized Losses	0	0	0
12 months or more
Fair Value	20	20	19
Unrealized Losses	3	5	4
Total
Fair Value	20	21	38
Unrealized Losses	3	5	4
U.S. governmental agency mortgage-backed securities
Less than 12 months
Fair Value	84	51
Unrealized Losses	1	1
12 months or more
Fair Value	15	0
Unrealized Losses	0	0
Total
Fair Value	99	51
Unrealized Losses	1	1
Residential
Less than 12 months
Fair Value	0	3	2
Unrealized Losses	0	0	0
12 months or more
Fair Value	14	18	25
Unrealized Losses	1	3	4
Total
Fair Value	14	21	27
Unrealized Losses	1	3	4
Commercial
Less than 12 months
Fair Value		15	3
Unrealized Losses		0	0
12 months or more
Fair Value		8	14
Unrealized Losses		1	1
Total
Fair Value		23	17
Unrealized Losses		1	1
Large capitalization value
Less than 12 months
Fair Value	25	36	14
Unrealized Losses	2	5	1
12 months or more
Fair Value	10	6	12
Unrealized Losses	1	1	2
Total
Fair Value	35	42	26
Unrealized Losses	3	6	3
Smaller company growth
Less than 12 months
Fair Value		4
Unrealized Losses		1
12 months or more
Fair Value		0
Unrealized Losses		0
Total
Fair Value		4
Unrealized Losses		$ 1

Available-for-sale securities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Due in one year or less, Cost Basis	$ 161
Due after one year through five years, Cost Basis	595
Due after five years through ten years, Cost Basis	78
Due after ten years, Cost Basis	42
Due in one year or less, Fair Value	162
Due after one year through five years, Fair Value	623
Due after five years through ten years, Fair Value	90
Due after ten years, Fair Value	41
Cost Basis	1,310
Fair Value	1,367
Schedule of Available-for-sale Securities.
Cost Basis	1,479	1,375	1,293
Fair Value	1,586	1,447	1,370
Available-for-sale Securities, Proceeds, Gains and Losses
Proceeds from the sale of available-for-sale securities	306	247	228
Gross gains from the sale of available-for-sale securities	6	4	10
Gross losses from the sale of available-for-sale securities	0	1	1
U.S. governmental agency mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	291	297	258
Fair Value	299	310	273
Residential
Schedule of Available-for-sale Securities.
Cost Basis	26	33	43
Fair Value	25	30	40
Commercial
Schedule of Available-for-sale Securities.
Cost Basis	117	142	164
Fair Value	$ 127	$ 145	$ 168

Postemployment benefit plans (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Aug. 31, 2012 U.S. Pension Benefits	Aug. 31, 2010 U.S. Pension Benefits	Feb. 29, 2012 Non-U.S. Pension Benefits	Feb. 29, 2012 Other Postretirement Benefits
Amendments to Pension and Other Postretirement Benefit Plans
Increase (decrease) in postemployment benefit liability due to plan remeasurement	$ 243	$ 1,320
Decrease (increase) in accumulated other comprehensive income	153	831
Net curtailment loss (gain) for defined benefit pension and other postretirement plans	7	28		(37)
Defined benefit plan loss of third party receivable				21
Special termination benefits for statutory pension benefits			10
Net loss (gain) due to facility closure				$ (6)

Postemployment benefit plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	$ 14,782	$ 13,024	$ 12,064
Service cost	185	158	210
Interest cost	609	651	652
Plan amendments	0	1	4
Actuarial losses (gains)	1,168	1,635	1,140
Foreign currency exchange rates	0	0	0
Participant contributions	0	0	0
Benefits paid - gross	(831)	(823)	(820)
Less: federal subsidy on benefits paid	0	0	0
Curtailments, settlements and special termination benefits	0	(3)	(235)
Acquisitions, divestitures and other	0	139	9
Benefit obligation, end of year	15,913	14,782	13,024
Accumulated benefit obligation, end of year	15,132	14,055	12,558
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	3.70%	4.30%	5.10%
Rate of compensation increase (as a percent)	4.50%	4.50%	4.50%
Non-U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	4,299	3,867	3,542
Service cost	108	115	92
Interest cost	182	182	162
Plan amendments	12	(24)	35
Actuarial losses (gains)	385	312	153
Foreign currency exchange rates	49	(32)	34
Participant contributions	9	9	9
Benefits paid - gross	(190)	(187)	(168)
Less: federal subsidy on benefits paid	0	0	0
Curtailments, settlements and special termination benefits	(67)	(83)	(52)
Acquisitions, divestitures and other	(50)	140	60
Benefit obligation, end of year	4,737	4,299	3,867
Accumulated benefit obligation, end of year	4,329	3,744	3,504
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	3.70%	4.30%	4.60%
Rate of compensation increase (as a percent)	3.90%	3.90%	4.20%
Other Postretirement Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	5,381	5,184	4,537
Service cost	92	84	68
Interest cost	221	253	245
Plan amendments	(38)	(121)	0
Actuarial losses (gains)	186	306	602
Foreign currency exchange rates	(11)	(19)	14
Participant contributions	48	44	45
Benefits paid - gross	(394)	(388)	(379)
Less: federal subsidy on benefits paid	16	14	15
Curtailments, settlements and special termination benefits	(48)	(6)	0
Acquisitions, divestitures and other	0	30	37
Benefit obligation, end of year	5,453	5,381	5,184
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	3.70%	4.30%	5.00%
Rate of compensation increase (as a percent)	4.40%	4.40%	4.40%
Effect of a one-percentage-point change in assumed health care cost trend
Effect of a one-percentage-point increase in current year service and interest cost components of other postretirement benefit cost	27
Effect of a one-percentage-point decrease in current year service and interest cost components of other postretirement benefit cost	(22)
Effect of a one-percentage-point increase on accumulated postretirement benefit obligation	343
Effect of a one-percentage-point decrease on accumulated postretirement benefit obligation	$ (285)

Postemployment benefit plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	$ 9,997	$ 10,760	$ 9,029
Actual return on plan assets	1,235	(270)	1,628
Foreign currency exchange rates	0	0	0
Company contributions	580	212	919
Participant contributions	0	0	0
Benefits paid	(831)	(823)	(820)
Settlements and special termination benefits	0	0	0
Acquisitions / other	0	118	4
Fair value of plan assets, end of year	10,981	9,997	10,760
Information about plan asset allocations
Rebalancing of plan assets outside of target allocation (as a percent)	5.00%
U.S. Pension Benefits | Equities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	70.00%
Portion of equity securities invested in U.S. equities (as a percent)	65.00%
U.S. Pension Benefits | Debt securities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	30.00%
U.S. Pension Benefits | Real estate
Change in plan assets:
Fair value of plan assets, end of year	8	8	10
Non-U.S. Pension Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	2,818	2,880	2,797
Actual return on plan assets	368	(83)	193
Foreign currency exchange rates	47	(1)	17
Company contributions	446	234	58
Participant contributions	9	9	9
Benefits paid	(190)	(187)	(168)
Settlements and special termination benefits	(72)	(41)	(51)
Acquisitions / other	0	7	25
Fair value of plan assets, end of year	3,426	2,818	2,880
Non-U.S. Pension Benefits | Equities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	58.00%
Non-U.S. Pension Benefits | Debt securities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	31.00%
Non-U.S. Pension Benefits | Real estate
Change in plan assets:
Fair value of plan assets, beginning of year	197
Fair value of plan assets, end of year	218		179
Information about plan asset allocations
Target allocation of plan assets (as a percent)	7.00%
Non-U.S. Pension Benefits | Other
Information about plan asset allocations
Target allocation of plan assets (as a percent)	4.00%
Other Postretirement Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	814	996	1,063
Actual return on plan assets	117	(45)	129
Foreign currency exchange rates	0	0	0
Company contributions	204	207	138
Participant contributions	48	44	45
Benefits paid	(394)	(388)	(379)
Settlements and special termination benefits	0	0	0
Acquisitions / other	0	0	0
Fair value of plan assets, end of year	$ 789	$ 814	$ 996
Other Postretirement Benefits | Equities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	80.00%
Portion of equity securities invested in U.S. equities (as a percent)	67.00%
Other Postretirement Benefits | Debt securities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	20.00%

Postemployment benefit plans (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension Benefits
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	$ 10,981	$ 9,997	$ 10,760	$ 9,029
Caterpillar Inc. common stock	597	653	779
Percentage of Caterpillar common stock to total plan assets	5.00%	7.00%	7.00%
U.S. Pension Benefits | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	4,561	4,391	5,022
U.S. Pension Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2,693	2,366	2,888
U.S. Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,513	1,213	1,450
U.S. Pension Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	241	149	93
U.S. Pension Benefits | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	702	469	304
U.S. Pension Benefits | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	795	894	638
U.S. Pension Benefits | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	36	31	22
U.S. Pension Benefits | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	8	8	10
U.S. Pension Benefits | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	432	476	333
U.S. Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	7,164	6,728	7,929
U.S. Pension Benefits | Level 1 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	4,460	4,314	4,975
U.S. Pension Benefits | Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2,691	2,366	2,884
U.S. Pension Benefits | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	13	48	70
U.S. Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3,666	3,133	2,723
U.S. Pension Benefits | Level 2 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	0	1
U.S. Pension Benefits | Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	0	0
U.S. Pension Benefits | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,490	1,178	1,412
U.S. Pension Benefits | Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	231	143	92
U.S. Pension Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	694	462	299
U.S. Pension Benefits | Level 2 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	794	891	634
U.S. Pension Benefits | Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	33	31	22
U.S. Pension Benefits | Level 2 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 2 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	419	428	263
U.S. Pension Benefits | Level 3
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	151	136	108
U.S. Pension Benefits | Level 3 | Equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	98	77	50	51
U.S. Pension Benefits | Level 3 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	98	77	46
U.S. Pension Benefits | Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	4
U.S. Pension Benefits | Level 3 | Fixed income securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	45	51	48	57
U.S. Pension Benefits | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	23	35	38
U.S. Pension Benefits | Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	10	6	1
U.S. Pension Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	8	7	5
U.S. Pension Benefits | Level 3 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1	3	4
U.S. Pension Benefits | Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	0	0
U.S. Pension Benefits | Level 3 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	8	8	10	10
U.S. Pension Benefits | Level 3 | Other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0	0
U.S. Pension Benefits | Level 3 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3,426	2,818	2,880	2,797
Caterpillar Inc. common stock	1	1	2
Non-U.S. Pension Benefits | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	438	357	359
Non-U.S. Pension Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,156	906	1,007
Non-U.S. Pension Benefits | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	271	238	190
Non-U.S. Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	40	20	20
Non-U.S. Pension Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	496	400	379
Non-U.S. Pension Benefits | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	3	5
Non-U.S. Pension Benefits | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	169	200	164
Non-U.S. Pension Benefits | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	403	363	374
Non-U.S. Pension Benefits | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	218	197	179
Non-U.S. Pension Benefits | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	232	134	203
Non-U.S. Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,903	1,485	1,489
Non-U.S. Pension Benefits | Level 1 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	436	356	359
Non-U.S. Pension Benefits | Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,038	822	916
Non-U.S. Pension Benefits | Level 1 | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	244	198	153
Non-U.S. Pension Benefits | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	185	109	61
Non-U.S. Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,414	1,227	1,257
Non-U.S. Pension Benefits | Level 2 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	1	0
Non-U.S. Pension Benefits | Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	118	84	90
Non-U.S. Pension Benefits | Level 2 | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	27	40	37
Non-U.S. Pension Benefits | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	37	16	18
Non-U.S. Pension Benefits | Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	494	395	374
Non-U.S. Pension Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	3	5
Non-U.S. Pension Benefits | Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	169	200	163
Non-U.S. Pension Benefits | Level 2 | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	403	363	374
Non-U.S. Pension Benefits | Level 2 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	114	100	89
Non-U.S. Pension Benefits | Level 2 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	47	25	107
Non-U.S. Pension Benefits | Level 3
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	109	106	134
Non-U.S. Pension Benefits | Level 3 | Equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	1	5
Non-U.S. Pension Benefits | Level 3 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	1
Non-U.S. Pension Benefits | Level 3 | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Fixed income securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	5	9	8	14
Non-U.S. Pension Benefits | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	4	2
Non-U.S. Pension Benefits | Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	5	5
Non-U.S. Pension Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	1
Non-U.S. Pension Benefits | Level 3 | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	104	97	90	71
Non-U.S. Pension Benefits | Level 3 | Other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	35	51
Non-U.S. Pension Benefits | Level 3 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	35
Other Postretirement Benefits
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	789	814	996	1,063
Caterpillar Inc. common stock	1	1	3
Other Postretirement Benefits | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	387	410	512
Other Postretirement Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	194	191	289
Other Postretirement Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	70	67	79
Other Postretirement Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	11	8	6
Other Postretirement Benefits | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	27	21	14
Other Postretirement Benefits | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	33	47	43
Other Postretirement Benefits | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	1	1
Other Postretirement Benefits | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	65	69	52
Other Postretirement Benefits | Level 1
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	599	605	820
Other Postretirement Benefits | Level 1 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	387	410	512
Other Postretirement Benefits | Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	194	191	289
Other Postretirement Benefits | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	18	4	19
Other Postretirement Benefits | Level 2
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	190	209	176
Other Postretirement Benefits | Level 2 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	70	67	79
Other Postretirement Benefits | Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	11	8	6
Other Postretirement Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	27	21	14
Other Postretirement Benefits | Level 2 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	33	47	43
Other Postretirement Benefits | Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	1	1
Other Postretirement Benefits | Level 2 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	47	65	33
Other Postretirement Benefits | Level 3
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	$ 0	$ 0	$ 0

Postemployment benefit plans (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 U.S. Pension Benefits	Dec. 31, 2011 U.S. Pension Benefits	Dec. 31, 2010 U.S. Pension Benefits	Dec. 31, 2009 U.S. Pension Benefits	Dec. 31, 2012 U.S. Pension Benefits Real estate	Dec. 31, 2011 U.S. Pension Benefits Real estate	Dec. 31, 2010 U.S. Pension Benefits Real estate	Dec. 31, 2012 U.S. Pension Benefits Level 3	Dec. 31, 2011 U.S. Pension Benefits Level 3	Dec. 31, 2010 U.S. Pension Benefits Level 3	Dec. 31, 2012 U.S. Pension Benefits Level 3 Equities	Dec. 31, 2011 U.S. Pension Benefits Level 3 Equities	Dec. 31, 2010 U.S. Pension Benefits Level 3 Equities	Dec. 31, 2012 U.S. Pension Benefits Level 3 Fixed income securities	Dec. 31, 2011 U.S. Pension Benefits Level 3 Fixed income securities	Dec. 31, 2010 U.S. Pension Benefits Level 3 Fixed income securities	Dec. 31, 2012 U.S. Pension Benefits Level 3 Real estate	Dec. 31, 2011 U.S. Pension Benefits Level 3 Real estate	Dec. 31, 2010 U.S. Pension Benefits Level 3 Real estate	Dec. 31, 2012 U.S. Pension Benefits Level 3 Other	Dec. 31, 2011 U.S. Pension Benefits Level 3 Other	Dec. 31, 2010 U.S. Pension Benefits Level 3 Other	Dec. 31, 2012 Non-U.S. Pension Benefits	Dec. 31, 2011 Non-U.S. Pension Benefits	Dec. 31, 2010 Non-U.S. Pension Benefits	Dec. 31, 2009 Non-U.S. Pension Benefits	Dec. 31, 2012 Non-U.S. Pension Benefits Real estate	Dec. 31, 2011 Non-U.S. Pension Benefits Real estate	Dec. 31, 2010 Non-U.S. Pension Benefits Real estate	Dec. 31, 2012 Non-U.S. Pension Benefits Level 3	Dec. 31, 2011 Non-U.S. Pension Benefits Level 3	Dec. 31, 2010 Non-U.S. Pension Benefits Level 3	Dec. 31, 2012 Non-U.S. Pension Benefits Level 3 Equities	Dec. 31, 2011 Non-U.S. Pension Benefits Level 3 Equities	Dec. 31, 2010 Non-U.S. Pension Benefits Level 3 Equities	Dec. 31, 2012 Non-U.S. Pension Benefits Level 3 Fixed income securities	Dec. 31, 2011 Non-U.S. Pension Benefits Level 3 Fixed income securities	Dec. 31, 2010 Non-U.S. Pension Benefits Level 3 Fixed income securities	Dec. 31, 2012 Non-U.S. Pension Benefits Level 3 Real estate	Dec. 31, 2011 Non-U.S. Pension Benefits Level 3 Real estate	Dec. 31, 2010 Non-U.S. Pension Benefits Level 3 Real estate	Dec. 31, 2012 Non-U.S. Pension Benefits Level 3 Other	Dec. 31, 2011 Non-U.S. Pension Benefits Level 3 Other	Dec. 31, 2010 Non-U.S. Pension Benefits Level 3 Other	Dec. 31, 2012 Other Postretirement Benefits	Dec. 31, 2011 Other Postretirement Benefits	Dec. 31, 2010 Other Postretirement Benefits	Dec. 31, 2009 Other Postretirement Benefits	Dec. 31, 2012 Other Postretirement Benefits Level 3	Dec. 31, 2011 Other Postretirement Benefits Level 3	Dec. 31, 2010 Other Postretirement Benefits Level 3
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	$ 10,981	$ 9,997	$ 10,760	$ 9,029	$ 8	$ 8	$ 10	$ 151	$ 136	$ 108	$ 77	$ 50	$ 51	$ 51	$ 48	$ 57	$ 8	$ 10	$ 10	$ 0	$ 0	$ 0	$ 3,426	$ 2,818	$ 2,880	$ 2,797	$ 218	$ 197	$ 179	$ 109	$ 106	$ 134	$ 0	$ 1	$ 5	$ 9	$ 8	$ 14	$ 97	$ 90	$ 71	$ 0	$ 35	$ 51	$ 789	$ 814	$ 996	$ 1,063	$ 0	$ 0	$ 0
Unrealized gains (losses)											(4)	(4)	11	0	(2)	1	0	(2)	0	(1)	0	0											0	0	(1)	0	1	0	8	7	7	0	0	1
Realized gains (losses)											4	1	(1)	2	0	3	0	0	0	0	0	0											0	0	1	0	0	0	0	0	0	0	3	5
Purchases, issuances and settlements											21	30	32	(4)	17	(9)	0	0	0	1	0	0											0	(1)	(2)	(1)	0	(3)	(1)	0	12	0	(38)	(22)
Transfers in and/or out of Level 3											0	0	(43)	(4)	(12)	(4)	0	0	0	0	0	0											0	0	(2)	(3)	0	(3)	0	0	0	0	0	0
Fair value of plan assets, end of year	$ 10,981	$ 9,997	$ 10,760	$ 9,029	$ 8	$ 8	$ 10	$ 151	$ 136	$ 108	$ 98	$ 77	$ 50	$ 45	$ 51	$ 48	$ 8	$ 8	$ 10	$ 0	$ 0	$ 0	$ 3,426	$ 2,818	$ 2,880	$ 2,797	$ 218	$ 197	$ 179	$ 109	$ 106	$ 134	$ 0	$ 0	$ 1	$ 5	$ 9	$ 8	$ 104	$ 97	$ 90	$ 0	$ 0	$ 35	$ 789	$ 814	$ 996	$ 1,063	$ 0	$ 0	$ 0

Postemployment benefit plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension Benefits
Funded Status, end of year
Fair value of plan assets, end of year	$ 10,981	$ 9,997	$ 10,760	$ 9,029
Benefit obligations, end of year	15,913	14,782	13,024	12,064
Over (under) funded status recognized in financial position	(4,932)	(4,785)	(2,264)
Components of net amount recognized in financial position:
Other assets (non-current asset)	0	0	0
Accrued wages, salaries and employee benefits (current liability)	(23)	(21)	(18)
Liability for postemployment benefits (non-current liability)	(4,909)	(4,764)	(2,246)
Net liability recognized	(4,932)	(4,785)	(2,264)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	7,286	7,044	4,795
Prior service cost (credit)	36	63	83
Transition obligation (asset)	0	0	0
Total	7,322	7,107	4,878
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	546
Prior service cost (credit)	18
Transition obligation (asset)	0
Total	564
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	15,913	14,782	13,024
Accumulated benefit obligation	15,132	14,055	12,558
Fair value of plan assets	10,981	9,997	10,760
Pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligation	15,913	14,782	13,024
Accumulated benefit obligation	15,132	14,055	12,558
Fair value of plan assets	10,981	9,997	10,760
Non-U.S. Pension Benefits
Funded Status, end of year
Fair value of plan assets, end of year	3,426	2,818	2,880	2,797
Benefit obligations, end of year	4,737	4,299	3,867	3,542
Over (under) funded status recognized in financial position	(1,311)	(1,481)	(987)
Components of net amount recognized in financial position:
Other assets (non-current asset)	30	3	4
Accrued wages, salaries and employee benefits (current liability)	(27)	(26)	(18)
Liability for postemployment benefits (non-current liability)	(1,314)	(1,458)	(973)
Net liability recognized	(1,311)	(1,481)	(987)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	1,907	1,712	1,273
Prior service cost (credit)	22	15	43
Transition obligation (asset)	0	0	0
Total	1,929	1,727	1,316
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	133
Prior service cost (credit)	1
Transition obligation (asset)	0
Total	134
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	4,310	4,293	3,846
Accumulated benefit obligation	3,903	3,738	3,485
Fair value of plan assets	2,969	2,809	2,855
Pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligation	4,107	4,112	3,452
Accumulated benefit obligation	3,752	3,600	3,179
Fair value of plan assets	2,806	2,661	2,514
Other Postretirement Benefits
Funded Status, end of year
Fair value of plan assets, end of year	789	814	996	1,063
Benefit obligations, end of year	5,453	5,381	5,184	4,537
Over (under) funded status recognized in financial position	(4,664)	(4,567)	(4,188)
Components of net amount recognized in financial position:
Other assets (non-current asset)	0	0	0
Accrued wages, salaries and employee benefits (current liability)	(169)	(171)	(171)
Liability for postemployment benefits (non-current liability)	(4,495)	(4,396)	(4,017)
Net liability recognized	(4,664)	(4,567)	(4,188)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	1,528	1,495	1,195
Prior service cost (credit)	(159)	(188)	(122)
Transition obligation (asset)	3	5	7
Total	1,372	1,312	1,080
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	108
Prior service cost (credit)	(73)
Transition obligation (asset)	2
Total	$ 37

Postemployment benefit plans (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Pension Benefits
Expected cash flow for pension and other Postretirement benefit plans
Employer contribution expected for 2013	$ 160
Expected benefit payments for 2013	850
Expected benefit payments for 2014	870
Expected benefit payments for 2015	880
Expected benefit payments for 2016	900
Expected benefit payments for 2017	910
Expected benefit payments from 2018-2022	4,680
Total expected benefit payments	9,090
Non-U.S. Pension Benefits
Expected cash flow for pension and other Postretirement benefit plans
Employer contribution expected for 2013	320
Expected benefit payments for 2013	220
Expected benefit payments for 2014	210
Expected benefit payments for 2015	220
Expected benefit payments for 2016	230
Expected benefit payments for 2017	220
Expected benefit payments from 2018-2022	1,120
Total expected benefit payments	2,220
Other Postretirement Benefits
Expected cash flow for pension and other Postretirement benefit plans
Employer contribution expected for 2013	200
Expected benefit payments for 2013	350
Expected benefit payments for 2014	350
Expected benefit payments for 2015	360
Expected benefit payments for 2016	370
Expected benefit payments for 2017	370
Expected benefit payments from 2018-2022	1,890
Total expected benefit payments	3,690
Other postretirement benefits, Medicare Part D subsidy expected
Other postretirement benefits, Medicare Part D subsidy expected in 2013	15
Other postretirement benefits, Medicare Part D subsidy expected in 2014	20
Other postretirement benefits, Medicare Part D subsidy expected in 2015	20
Other postretirement benefits, Medicare Part D subsidy expected in 2016	20
Other postretirement benefits, Medicare Part D subsidy expected in 2017	20
Other postretirement benefits, Medicare Part D subsidy expected from 2018-2022	110
Total expected Medicare D subsidy receipts	$ 205

Postemployment benefit plans (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Benefits
Components of net periodic benefit cost
Service cost	$ 185	$ 158	$ 210
Interest cost	609	651	652
Expected return on plan assets	(812)	(798)	(773)
Curtailments, settlements and special termination benefits	7	0	28
Amortization of:
Transition obligation / (asset)	0	0	0
Prior service cost / (credit)	19	20	25
Net actuarial loss / (gain)	504	451	385
Total cost included in operating profit	512	482	527
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	745	2,700	47
Amortization of actuarial (loss) gain	(504)	(451)	(385)
Current year prior service cost (credit)	(7)	0	(24)
Amortization of prior service (cost) credit	(19)	(20)	(25)
Amortization of transition (obligation) asset	0	0	0
Total recognized in other comprehensive income	215	2,229	(387)
Total recognized in net periodic cost and other comprehensive income	727	2,711	140
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	4.30%	5.10%	5.40%
Expected return on plan assets (as a percent)	8.00%	8.50%	8.50%
Rate of compensation increase (as a percent)	4.50%	4.50%	4.50%
Expected return on plan assets, next fiscal year (as a percent)	7.80%
Percentage of the highest and lowest yielding bonds that were excluded from the discount rate calculation (as a percent)	10.00%
Additional percentage amount added to long-term passive rate of returns to arrive at the long-term expected rate of return (as a percent)	1.00%	1.00%	1.00%
Non-U.S. Pension Benefits
Components of net periodic benefit cost
Service cost	108	115	92
Interest cost	182	182	162
Expected return on plan assets	(215)	(210)	(192)
Curtailments, settlements and special termination benefits	38	19	22
Amortization of:
Transition obligation / (asset)	0	0	0
Prior service cost / (credit)	1	3	1
Net actuarial loss / (gain)	97	74	65
Total cost included in operating profit	211	183	150
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	225	526	136
Amortization of actuarial (loss) gain	(97)	(72)	(62)
Current year prior service cost (credit)	10	(25)	35
Amortization of prior service (cost) credit	(1)	(3)	(1)
Amortization of transition (obligation) asset	0	0	0
Total recognized in other comprehensive income	137	426	108
Total recognized in net periodic cost and other comprehensive income	348	609	258
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	4.30%	4.60%	4.80%
Expected return on plan assets (as a percent)	7.10%	7.10%	7.00%
Rate of compensation increase (as a percent)	3.90%	4.10%	4.20%
Expected return on plan assets, next fiscal year (as a percent)	6.70%
Other Postretirement Benefits
Components of net periodic benefit cost
Service cost	92	84	68
Interest cost	221	253	245
Expected return on plan assets	(63)	(70)	(93)
Curtailments, settlements and special termination benefits	(40)	0	0
Amortization of:
Transition obligation / (asset)	2	2	2
Prior service cost / (credit)	(68)	(55)	(55)
Net actuarial loss / (gain)	100	108	33
Total cost included in operating profit	244	322	200
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	133	408	570
Amortization of actuarial (loss) gain	(100)	(108)	(33)
Current year prior service cost (credit)	(38)	(121)	0
Amortization of prior service (cost) credit	68	55	55
Amortization of transition (obligation) asset	(2)	(2)	(2)
Total recognized in other comprehensive income	61	232	590
Total recognized in net periodic cost and other comprehensive income	$ 305	$ 554	$ 790
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	4.30%	5.00%	5.60%
Expected return on plan assets (as a percent)	8.00%	8.50%	8.50%
Rate of compensation increase (as a percent)	4.40%	4.40%	4.40%
Assumed increase in health care trend rate
Assumed increase in health care trend rate over the current period to calculate benefit expenses (as a percent)	7.40%
Assumed increase in health care trend rate for the next year to calculate benefit expenses (as a percent)	7.10%
Year that heath care trend rate is assumed to reach ultimate trend rate (year)	2019
Ultimate health care cost trend rate (as a percent)	5.00%
General inflation rate that forms a part of ultimate health care trend rate (as a percent)	3.00%
Additional healthcare inflation rate that forms a part of ultimate health care trend rate (as a percent)	2.00%

Postemployment benefit plans (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined contribution plans
Costs related to defined contribution plans	$ 320	$ 273	$ 270
U.S. Plans
Defined contribution plans
Percentage that the employer generally matches of employee contributions to U.S. defined contribution plans	100.00%
Employee compensation percentage contributed to defined contribution plan eligible for employer matching contributions	6.00%
Percentage that the employer generally matches of employee contributions to U.S. defined contribution plans for employees accruing benefits under a defined benefit plan	50.00%
Compensation percentage contributed to defined contribution plan eligible for employer matching contributions, for employees accruing benefits under defined benefit pension plan	6.00%
New annual employer contribution, percentage of compensation, low end of range	3.00%
New annual employer contribution, percentage of compensation, high end of range	5.00%
Employer matching contribution to defined contribution plans, value of stock			94
Employer matching contribution to defined contribution plans, shares of stock			1.5
Costs related to defined contribution plans	260	219	231
Non-U.S. Plans
Defined contribution plans
Costs related to defined contribution plans	$ 60	$ 54	$ 39

Postemployment benefit plans (Details 10) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of long-term liability:
Postretirement benefits other than pensions	$ 4,495	$ 4,396	$ 4,017
Other postemployment benefits	81	73	69
Defined contribution	286	265	279
Liability for postemployment benefits, long term	11,085	10,956	7,584
Pension plans
Summary of long-term liability:
Pensions	6,223	6,222	3,219
U.S. Pension Benefits
Summary of long-term liability:
Pensions	4,909	4,764	2,246
Non-U.S. Pension Benefits
Summary of long-term liability:
Pensions	$ 1,314	$ 1,458	$ 973

Short-term borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term borrowings:
Short-term borrowings	$ 5,287	$ 3,988	$ 4,056
Notes payable to banks
Short-term borrowings:
Weighted-average interest rates on short-term borrowings (as a percent)	5.80%	7.20%	4.10%
Commercial paper
Short-term borrowings:
Weighted-average interest rates on short-term borrowings (as a percent)	0.60%	1.00%	1.50%
Demand Notes [Member]
Short-term borrowings:
Weighted-average interest rates on short-term borrowings (as a percent)	0.80%	0.90%	1.10%
Machinery and Power Systems
Short-term borrowings:
Short-term borrowings	636	93	204
Machinery and Power Systems | Notes payable to banks
Short-term borrowings:
Short-term borrowings	484	93	204
Machinery and Power Systems | Notes payable to former shareholders of Siwei [Member]
Short-term borrowings:
Short-term borrowings	152	0	0
Machinery and Power Systems | Commercial paper
Short-term borrowings:
Short-term borrowings	0	0	0
Financial Products
Short-term borrowings:
Short-term borrowings	4,651	3,895	3,852
Financial Products | Notes payable to banks
Short-term borrowings:
Short-term borrowings	418	527	479
Financial Products | Commercial paper
Short-term borrowings:
Short-term borrowings	3,654	2,818	2,710
Financial Products | Demand Notes [Member]
Short-term borrowings:
Short-term borrowings	$ 579	$ 550	$ 663

Long-term debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term Debt
Total Machinery And Power Systems	$ 8,666	$ 8,415	$ 4,505
Total Financial Products	19,086	16,529	15,932
Total long-term debt due after one year	27,752	24,944	20,437
Machinery and Power Systems
Long-term Debt
Total Machinery And Power Systems	8,666	8,415	4,505
Other	16	19	66
Machinery and Power Systems | Notes-Floating Rate (Three-month USD LIBOR plus 0.17%) due 2013
Long-term Debt
Notes	0	750	0
Debt instrument, interest rate (as a percent)	0.17%
Basis for variable interest rate	Three-month USD LIBOR plus 0.17%
Machinery and Power Systems | Notes-1.375% due 2014
Long-term Debt
Notes	750	750	0
Debt instrument, interest rate (as a percent)	1.38%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Notes-5.700% due 2016
Long-term Debt
Notes	508	510	512
Debt instrument, interest rate (as a percent)	5.70%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Notes-3.900% due 2021
Long-term Debt
Notes	1,245	1,245	0
Debt instrument, interest rate (as a percent)	3.90%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Notes-5.200% due 2041
Long-term Debt
Notes	757	1,247	0
Debt instrument, interest rate (as a percent)	5.20%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-7.000% due 2013
Long-term Debt
Debentures	0	350	350
Debt instrument, interest rate (as a percent)	7.00%
Machinery and Power Systems | Debentures-0.950% due 2015
Long-term Debt
Debentures	500	0	0
Debt instrument, interest rate (as a percent)	0.95%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-1.500% due 2017
Long-term Debt
Debentures	499	0	0
Debt instrument, interest rate (as a percent)	1.50%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-7.900% due 2018
Long-term Debt
Debentures	899	899	899
Debt instrument, interest rate (as a percent)	7.90%
Machinery and Power Systems | Debentures-9.375% due 2021
Long-term Debt
Debentures	120	120	120
Debt instrument, interest rate (as a percent)	9.38%
Machinery and Power Systems | Debentures-2.600% due 2022
Long-term Debt
Debentures	498	0	0
Debt instrument, interest rate (as a percent)	2.60%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-8.000% due 2023
Long-term Debt
Debentures	82	82	82
Debt instrument, interest rate (as a percent)	8.00%
Machinery and Power Systems | Debentures-6.625% due 2028
Long-term Debt
Debentures	193	299	299
Debt instrument, interest rate (as a percent)	6.63%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-7.300% due 2031
Long-term Debt
Debentures	241	349	349
Debt instrument, interest rate (as a percent)	7.30%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-5.300% due 2035
Long-term Debt
Debentures	208	206	205
Debt instrument, interest rate (as a percent)	5.30%
Debentures, face value	307
Debentures' effective yield to maturity (as a percent)	8.55%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-6.050% due 2036
Long-term Debt
Debentures	459	748	748
Debt instrument, interest rate (as a percent)	6.05%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-8.250% due 2038
Long-term Debt
Debentures	65	248	248
Debt instrument, interest rate (as a percent)	8.25%
Machinery and Power Systems | Debentures-6.950% due 2042
Long-term Debt
Debentures	160	250	249
Debt instrument, interest rate (as a percent)	6.95%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-3.803% due 2042
Long-term Debt
Debentures	1,149	0	0
Debt instrument, interest rate (as a percent)	3.80%
Debentures, face value	1,722
Debentures' effective yield to maturity (as a percent)	6.29%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-7.375% due 2097
Long-term Debt
Debentures	244	297	297
Debt instrument, interest rate (as a percent)	7.38%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Capital lease obligations
Long-term Debt
Capital lease obligations	73	46	81
Financial Products
Long-term Debt
Medium-term notes	18,036	15,701	14,993
Other	1,050	828	939
Total Financial Products	$ 19,086	$ 16,529	$ 15,932

Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended									12 Months Ended
	Aug. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 0.950% Senior Notes due in 2015	Jun. 30, 2012 1.500% Senior Notes due in 2017	Jun. 30, 2012 2.600% Senior Notes due 2022	May 31, 2011 Floating Rate Senior Notes due in 2012	May 31, 2011 Floating Rate Senior Notes due in 2013	May 31, 2011 1.375% Senior Notes due in 2014	May 31, 2011 3.90% Senior Notes due in 2021	May 31, 2011 5.20% Senior Notes due in 2041	Dec. 31, 2012 Machinery and Power Systems	Dec. 31, 2012 Financial Products
Long-term Debt
Notes					$ 500	$ 500	$ 500	$ 500	$ 750	$ 750	$ 1,250	$ 1,250
Debt instrument, interest rate (as a percent)					0.95%	1.50%	2.60%			1.38%	3.90%	5.20%
Debt exchange new debentures amount	1,720	1,722
Debt exchange new debentures interest rate (as a percent)	3.80%	3.80%
Debt exchange cash paid	179	179
Debt exchange original debentures amount	1,330	1,325
Medium-term notes, weighted-average interest rate (as a percent)														3.20%
Medium-term notes, maximum remaining maturity (in years)														10 years
2013		7,104											1,113	5,991
2014		7,321											762	6,559
2015		5,155											507	4,648
2016		2,560											533	2,027
2017		3,198											505	2,693
Interest paid on short-term and long-term borrowings		$ 1,404	$ 1,208	$ 1,247
Basis for variable interest rate								Three-month USD LIBOR	Three-month USD LIBOR
Additional average spread over LIBOR (as a percent)								0.10%	0.17%

Credit commitments (Details) (USD $)	Dec. 31, 2012 facilities	Dec. 31, 2012 Cat Financial	Dec. 31, 2012 Credit Facility	Dec. 31, 2012 364-day facility expires in September 2013	Dec. 31, 2012 Four-year facility expires in September 2015	Dec. 31, 2012 Five-year facility expires in September 2017	Dec. 31, 2012 Consolidated credit lines with banks	Dec. 31, 2011 Bridge Facility	Dec. 31, 2010 Bridge Facility	Dec. 31, 2012 Machinery and Power Systems	Dec. 31, 2012 Machinery and Power Systems Credit Facility	Dec. 31, 2012 Machinery and Power Systems 364-day facility expires in September 2013	Dec. 31, 2012 Machinery and Power Systems Four-year facility expires in September 2015	Dec. 31, 2012 Machinery and Power Systems Five-year facility expires in September 2017	Dec. 31, 2012 Financial Products
Credit lines available:
Global credit facilities	$ 10,000,000,000		$ 10,000,000,000	$ 3,000,000,000	$ 2,600,000,000	$ 4,400,000,000				$ 2,750,000,000	$ 2,750,000,000	$ 820,000,000	$ 720,000,000	$ 1,210,000,000	$ 7,250,000,000
Other external	5,125,000,000						5,130,000,000			728,000,000					4,397,000,000
Total credit lines available	15,125,000,000								8,600,000,000	3,478,000,000					11,647,000,000
Less: Commercial paper outstanding	(3,654,000,000)									0					(3,654,000,000)
Less: Utilized credit	(2,501,000,000)									(481,000,000)					(2,020,000,000)
Available credit	8,970,000,000									2,997,000,000					5,973,000,000
Number of global credit facilities	3
Duration of credit facility (in years or days)				364 days	4 years	5 years
Consolidated net worth	24,500,000,000
Minimum consolidated net worth required under credit facilities	9,000,000,000
Interest coverage ratio, numerator		1.7
Interest coverage ratio, denominator		1
Minimum interest coverage ratio required under credit facilities, numerator		1.15
Minimum interest coverage ratio required under credit facilities, denominator		1
Six-month leverage ratio, numerator		8.7
Six month leverage ratio, denominator		1
Year-end leverage ratio, numerator		8.74
Year-end leverage ratio denominator		1
Maximum leverage ratio permissible under credit facility, numerator		10
Maximum leverage ratio permissible under credit facility, denominator		1
Payment of customary fees and expenses								$ 18,000,000	$ 46,000,000

Profit per share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share [Abstract]
Profit for the period (A) (in millions of dollars)	$ 697	$ 1,699	$ 1,699	$ 1,586	$ 1,547	$ 1,141	$ 1,015	$ 1,225	$ 5,681	[1]	$ 4,928	[1]	$ 2,700	[1]
Weighted-average common shares outstanding (millions)
Weighted-average number of common shares outstanding (B)									652,600,000		645,000,000		631,500,000
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price									17,000,000		21,100,000		18,900,000
Average common shares outstanding for fully diluted computation (C)									669,600,000	[2]	666,100,000	[2]	650,400,000	[2]
Profit (loss) per share of common stock:
Assuming no dilution (A/B) (in dollars per share)	$ 1.07	$ 2.6	$ 2.6	$ 2.44	$ 2.39	$ 1.76	$ 1.57	$ 1.91	$ 8.71		$ 7.64		$ 4.28
Assuming full dilution (A/C) (in dollars per share)	$ 1.04	$ 2.54	$ 2.54	$ 2.37	$ 2.32	$ 1.71	$ 1.52	$ 1.84	$ 8.48	[2]	$ 7.4	[2]	$ 4.15	[2]
Shares outstanding as of December 31	655,000,000				647,500,000				655,000,000		647,500,000		638,800,000
Common shares under SARs and stock options not included in the computation of diluted earnings per share									6,066,777		2,902,533		5,228,763

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.

Fair value disclosures (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Available-for-sale securities	$ 1,586	$ 1,447	$ 1,370
Recurring basis
Assets
Available-for-sale securities	1,586	1,447	1,370
Derivative financial instruments, net	154	145	267
Total Assets	1,740	1,592	1,637
Liabilities
Guarantees	14	7	10
Total Liabilities	14	7	10
U.S. treasury bonds
Assets
Available-for-sale securities	10	10	12
U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	10	10	12
Other U.S. and non-U.S. government bonds
Assets
Available-for-sale securities	146	92	77
Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	146	92	77
Corporate bonds
Assets
Available-for-sale securities	664	572	511
Corporate bonds | Recurring basis
Assets
Available-for-sale securities	664	572	511
Asset-backed securities
Assets
Available-for-sale securities	96	111	136
Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	96	111	136
U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	299	310	273
Residential
Assets
Available-for-sale securities	25	30	40
Residential | Recurring basis
Assets
Available-for-sale securities	25	30	40
Commercial
Assets
Available-for-sale securities	127	145	168
Commercial | Recurring basis
Assets
Available-for-sale securities	127	145	168
Large capitalization value
Assets
Available-for-sale securities	185	148	122
Large capitalization value | Recurring basis
Assets
Available-for-sale securities	185	148	122
Smaller company growth
Assets
Available-for-sale securities	34	29	31
Smaller company growth | Recurring basis
Assets
Available-for-sale securities	34	29	31
Level 1 | Recurring basis
Assets
Available-for-sale securities	229	187	165
Derivative financial instruments, net	0	0	0
Total Assets	229	187	165
Liabilities
Guarantees	0	0	0
Total Liabilities	0	0	0
Level 1 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	10	10	12
Level 1 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Residential | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Commercial | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 1 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	185	148	122
Level 1 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	34	29	31
Level 2 | Recurring basis
Assets
Available-for-sale securities	1,357	1,260	1,205
Derivative financial instruments, net	154	145	267
Total Assets	1,511	1,405	1,472
Liabilities
Guarantees	0	0	0
Total Liabilities	0	0	0
Level 2 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 2 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	146	92	77
Level 2 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	664	572	511
Level 2 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	96	111	136
Level 2 | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	299	310	273
Level 2 | Residential | Recurring basis
Assets
Available-for-sale securities	25	30	40
Level 2 | Commercial | Recurring basis
Assets
Available-for-sale securities	127	145	168
Level 2 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 2 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Recurring basis
Assets
Available-for-sale securities	0	0	0
Derivative financial instruments, net	0	0	0
Total Assets	0	0	0
Liabilities
Guarantees	14	7	10
Total Liabilities	14	7	10
Level 3 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Residential | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Commercial | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	0	0	0
Level 3 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	$ 0	$ 0	$ 0

Fair value disclosures (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Level 2 | Financial Products | Nonrecurring basis
Fair value of impaired loans
Impaired loans	$ 161,000,000	$ 141,000,000	$ 171,000,000
Level 3 | Guarantees | Recurring basis
Roll-forward of liabilities measured at fair value using Level 3 inputs
Balance at beginning of year	7,000,000	10,000,000	17,000,000
Valuation adjustment			(6,000,000)
Acquisitions	6,000,000
Issuance of guarantees	7,000,000	4,000,000	7,000,000
Expiration of guarantees	(6,000,000)	(7,000,000)	(8,000,000)
Balance at end of year	$ 14,000,000	$ 7,000,000	$ 10,000,000

Fair value disclosures (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and short-term investments	$ 5,490	$ 3,057	$ 3,592	$ 4,867
Available-for-sale securities	1,586	1,447	1,370
Liabilities
Short-term borrowings	5,287	3,988	4,056
Machinery and Power Systems
Liabilities
Short-term borrowings	636	93	204
Financial Products
Liabilities
Short-term borrowings	4,651	3,895	3,852
Carrying Amount
Assets
Cash and short-term investments	5,490	3,057	3,592
Restricted cash and short-term investments	53	87	91
Available-for-sale securities	1,586	1,447	1,370
Finance receivables-net (excluding finance leases)	15,404	12,689	12,568
Wholesale inventory receivables-net (excluding finance leases)	1,674	1,591	1,062
Foreign currency contracts-net	0	0	63
Interest rate swaps-net	219	241	187
Commodity contracts-net	1	0	17
Liabilities
Short-term borrowings	5,287	3,988	4,056
Foreign currency contracts-net	66	89	0
Commodity contracts-net	0	7	0
Guarantees	14	7	10
Carrying Amount | Machinery and Power Systems
Liabilities
Long-term debt (including amounts due within one year)	9,779	8,973	5,000
Carrying Amount | Financial Products
Liabilities
Long-term debt (including amounts due within one year)	25,077	21,631	19,362
Carrying amount of assets excluded from measurement at fair value
Assets
Finance leases	7,959	7,324	7,292
Level 1 | Fair Value
Assets
Cash and short-term investments	5,490	3,057	3,592
Restricted cash and short-term investments	53	87	91
Liabilities
Short-term borrowings	5,287	3,988	4,056
Level 1 & 2 | Fair Value
Assets
Available-for-sale securities	1,586	1,447	1,370
Level 2 | Fair Value
Assets
Finance receivables-net (excluding finance leases)	15,359	12,516	12,480
Wholesale inventory receivables-net (excluding finance leases)	1,609	1,505	1,017
Foreign currency contracts-net	0	0	63
Interest rate swaps-net	219	241	187
Commodity contracts-net	1	0	17
Liabilities
Foreign currency contracts-net	66	89	0
Commodity contracts-net	0	7	0
Level 2 | Fair Value | Machinery and Power Systems
Liabilities
Long-term debt (including amounts due within one year)	11,969	10,737	5,968
Level 2 | Fair Value | Financial Products
Liabilities
Long-term debt (including amounts due within one year)	26,063	22,674	20,364
Level 3 | Fair Value
Liabilities
Guarantees	$ 14	$ 7	$ 10

Concentration of credit risk (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risks and Uncertainties [Abstract]
Derivative contracts, maximum exposure to credit loss	$ 366	$ 443	$ 576

Operating leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Rental expense for operating leases	$ 474	$ 429	$ 359
Minimum payments for operating leases having initial or remaining non-cancelable terms
2013	254
2014	193
2015	139
2016	104
2017	74
Thereafter	239
Total	$ 1,003

Guarantees and product warranty (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Jul. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Related liability	$ 14		$ 7	$ 10
Guarantor Obligations
Percentage of equity interest sold in subsidiary (as a percent)		65.00%
Guarantees, maximum potential amount of future payments	576		365	420
Financial Special-Purpose Company's assets in Consolidated Statement of Financial Position	927		586	365
Financial Special-Purpose Company's liabilities in Consolidated Statement of Financial Position	927		586	365
Unused commitments and lines of credit for dealers	10,863		6,469	6,408
Unused commitments and lines of credit for customers	4,690		2,785	2,613
Caterpillar dealer guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	180		140	185
Customer guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	167		186	170
Limited indemnity
Guarantor Obligations
Guarantees, maximum potential amount of future payments	0		11	17
Third party logistics business
Guarantor Obligations
Guarantees, maximum potential amount of future payments	176		0	0
Other guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	$ 53		$ 28	$ 48

Guarantees and product warranty (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Standard Product Warranty Accrual
Warranty liability, beginning balance	$ 1,308	$ 1,035	$ 1,049
Reduction in liability (payments)	(920)	(926)	(855)
Increase in liability (new warranties)	1,089	1,199	841
Warranty liability, ending balance	$ 1,477	$ 1,308	$ 1,035

Segment information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 segments	Dec. 31, 2011	Dec. 31, 2010 segments
Reportable Segments
Number of operating segments led by Group Presidents									3
Number of operating segment led by Group president responsible for corporate services									1
Number of smaller operating segment led by Group President									1
Number of operating segments									5		25
Number of reportable segments									4		12
Weighted Amortizable Life (in years)									13 years	13 years	14 years
External sales and revenues	$ 16,075	$ 16,445	$ 17,374	$ 15,981	$ 17,243	$ 15,716	$ 14,230	$ 12,949	$ 65,875	$ 60,138	$ 42,588
Depreciation and amortization									2,813	2,527	2,296
Segment profit (loss)									8,573	7,153	3,963
Segment assets	89,356				81,446				89,356	81,446	64,020
Capital expenditures									5,076	3,924	2,586
Useful life to amortize goodwill to segment assets									20 years
Reportable segments
Reportable Segments
External sales and revenues									64,704	58,413	40,722
Inter-segment sales and revenues									3,994	4,076	3,252
Total sales and revenues									68,698	62,489	43,974
Depreciation and amortization									2,571	2,243	2,013
Segment profit (loss)									10,304	9,030	5,289
Segment assets	69,734				60,729				69,734	60,729	49,486
Capital expenditures									4,808	3,657	2,442
Machinery and Power Systems
Reportable Segments
External sales and revenues									63,068	57,392	39,867
Depreciation and amortization									2,082	1,802	1,573
Segment assets	58,284				54,679				58,284	54,679	39,491
Capital expenditures									3,435	2,646	1,663
Machinery and Power Systems | Reportable segments
Reportable Segments
External sales and revenues									61,614	55,410	37,776
Inter-segment sales and revenues									3,994	4,076	3,252
Total sales and revenues									65,608	59,486	41,028
Depreciation and amortization									1,863	1,533	1,298
Segment profit (loss)									9,541	8,443	4,860
Segment assets	33,171				28,982				33,171	28,982	19,140
Capital expenditures									3,148	2,466	1,482
Construction Industries | Reportable segments
Reportable Segments
External sales and revenues									19,334	19,667	13,572
Inter-segment sales and revenues									470	575	674
Total sales and revenues									19,804	20,242	14,246
Depreciation and amortization									565	526	515
Segment profit (loss)									1,789	2,056	783
Segment assets	10,393				7,942				10,393	7,942	6,927
Capital expenditures									1,045	915	576
Resource Industries | Reportable segments
Reportable Segments
External sales and revenues									21,158	15,629	8,667
Inter-segment sales and revenues									1,117	1,162	894
Total sales and revenues									22,275	16,791	9,561
Depreciation and amortization									694	463	281
Segment profit (loss)									4,318	3,334	1,789
Segment assets	13,455				12,292				13,455	12,292	3,892
Capital expenditures									1,143	717	339
Power Systems | Reportable segments
Reportable Segments
External sales and revenues									21,122	20,114	15,537
Inter-segment sales and revenues									2,407	2,339	1,684
Total sales and revenues									23,529	22,453	17,221
Depreciation and amortization									604	544	502
Segment profit (loss)									3,434	3,053	2,288
Segment assets	9,323				8,748				9,323	8,748	8,321
Capital expenditures									960	834	567
Financial Products Segment | Reportable segments
Reportable Segments
External sales and revenues									3,090	3,003	2,946
Inter-segment sales and revenues									0	0	0
Total sales and revenues									3,090	3,003	2,946
Depreciation and amortization									708	710	715
Segment profit (loss)									763	587	429
Segment assets	36,563				31,747				36,563	31,747	30,346
Capital expenditures									$ 1,660	$ 1,191	$ 960

Segment information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Revenue Reconciling Item
Sales and revenues	$ 16,075	$ 16,445	$ 17,374	$ 15,981	$ 17,243	$ 15,716	$ 14,230	$ 12,949	$ 65,875	$ 60,138	$ 42,588
Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									63,068	57,392	39,867
Financial Products
Segment Reporting Revenue Reconciling Item
Sales and revenues									3,160	3,057	2,986
Consolidating Adjustments
Segment Reporting Revenue Reconciling Item
Sales and revenues									(353)	(311)	(265)
Reportable segments
Segment Reporting Revenue Reconciling Item
Sales and revenues									64,704	58,413	40,722
Reportable segments | Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									61,614	55,410	37,776
Reportable segments | Financial Products
Segment Reporting Revenue Reconciling Item
Sales and revenues									3,090	3,003	2,946
Reportable segments | Consolidating Adjustments
Segment Reporting Revenue Reconciling Item
Sales and revenues									0	0	0
All other operating segment
Segment Reporting Revenue Reconciling Item
Sales and revenues									1,501	2,021	2,156
All other operating segment | Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									1,501	2,021	2,156
All other operating segment | Financial Products
Segment Reporting Revenue Reconciling Item
Sales and revenues									0	0	0
All other operating segment | Consolidating Adjustments
Segment Reporting Revenue Reconciling Item
Sales and revenues									0	0	0
Other
Segment Reporting Revenue Reconciling Item
Sales and revenues									(330)	(296)	(290)
Other | Machinery and Power Systems
Segment Reporting Revenue Reconciling Item
Sales and revenues									(47)	(39)	(65)
Other | Financial Products
Segment Reporting Revenue Reconciling Item
Sales and revenues									70	54	40
Other | Consolidating Adjustments
Segment Reporting Revenue Reconciling Item
Sales and revenues									$ (353)	$ (311)	$ (265)

Segment information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	$ 8,573	$ 7,153	$ 3,963
All other operating segment	1,014	837	720
Cost centers	17	14	(11)
Corporate costs	(1,517)	(1,174)	(987)
Timing	(298)	(203)	(185)
Methodology differences:
Inventory/cost of sales	43	21	(13)
Postretirement benefit expense	(696)	(670)	(640)
Financing costs	(474)	(408)	(314)
Equity in profit of unconsolidated affiliated companies	(14)	24	24
Currency	108	(315)	6
Interest rate swap	2	(149)	(10)
Other income/expense methodology differences	(251)	(273)	(131)
Other methodology differences	(2)	(9)	2
Consolidated profit before taxes	8,236	6,725	3,750
Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	10,304	9,030	5,289
Machinery and Power Systems
Reconciliation of Consolidated profit (loss) before taxes
All other operating segment	1,014	837	720
Cost centers	17	14	(11)
Corporate costs	(1,517)	(1,174)	(987)
Timing	(298)	(203)	(185)
Methodology differences:
Inventory/cost of sales	43	21	(13)
Postretirement benefit expense	(696)	(670)	(640)
Financing costs	(474)	(408)	(314)
Equity in profit of unconsolidated affiliated companies	(14)	24	24
Currency	108	(315)	6
Interest rate swap	2	(149)	(10)
Other income/expense methodology differences	(251)	(273)	(131)
Other methodology differences	(19)	(42)	(16)
Consolidated profit before taxes	7,456	6,105	3,303
Machinery and Power Systems | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	9,541	8,443	4,860
Financial Products
Reconciliation of Consolidated profit (loss) before taxes
All other operating segment	0	0	0
Cost centers	0	0	0
Corporate costs	0	0	0
Timing	0	0	0
Methodology differences:
Inventory/cost of sales	0	0	0
Postretirement benefit expense	0	0	0
Financing costs	0	0	0
Equity in profit of unconsolidated affiliated companies	0	0	0
Currency	0	0	0
Interest rate swap	0	0	0
Other income/expense methodology differences	0	0	0
Other methodology differences	17	33	18
Consolidated profit before taxes	780	620	447
Financial Products | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	$ 763	$ 587	$ 429

Segment information (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Asset Reconciling Item
All other operating segment	$ 1,499	$ 2,035	$ 2,472
Items not included in segment assets:
Cash and short-term investments	3,306	1,829	1,825
Intercompany receivables	0	0	0
Investment in Financial Products	0	0	0
Deferred income taxes	3,410	3,576	3,226
Goodwill, intangible assets and other assets	3,813	4,461	1,511
Operating lease methodology difference	(329)	(511)	(567)
Liabilities included in segment assets	11,293	12,088	8,758
Inventory methodology differences	(2,949)	(2,786)	(2,913)
Other	(421)	25	222
Total assets	89,356	81,446	64,020
Reportable segments
Items not included in segment assets:
Total assets	69,734	60,729	49,486
Machinery and Power Systems
Segment Reporting Asset Reconciling Item
All other operating segment	1,499	2,035	2,472
Items not included in segment assets:
Cash and short-term investments	3,306	1,829	1,825
Intercompany receivables	303	75	618
Investment in Financial Products	4,433	4,035	4,275
Deferred income taxes	3,926	4,109	3,745
Goodwill, intangible assets and other assets	3,813	4,461	1,511
Operating lease methodology difference	(329)	(511)	(567)
Liabilities included in segment assets	11,293	12,088	8,758
Inventory methodology differences	(2,949)	(2,786)	(2,913)
Other	(182)	362	627
Total assets	58,284	54,679	39,491
Machinery and Power Systems | Reportable segments
Items not included in segment assets:
Total assets	33,171	28,982	19,140
Financial Products
Segment Reporting Asset Reconciling Item
All other operating segment	0	0	0
Items not included in segment assets:
Cash and short-term investments	0	0	0
Intercompany receivables	0	0	0
Investment in Financial Products	0	0	0
Deferred income taxes	0	0	0
Goodwill, intangible assets and other assets	0	0	0
Operating lease methodology difference	0	0	0
Liabilities included in segment assets	0	0	0
Inventory methodology differences	0	0	0
Other	(107)	(194)	(233)
Total assets	36,456	31,553	30,113
Financial Products | Reportable segments
Items not included in segment assets:
Total assets	36,563	31,747	30,346
Consolidating Adjustments
Segment Reporting Asset Reconciling Item
All other operating segment	0	0	0
Items not included in segment assets:
Cash and short-term investments	0	0	0
Intercompany receivables	(303)	(75)	(618)
Investment in Financial Products	(4,433)	(4,035)	(4,275)
Deferred income taxes	(516)	(533)	(519)
Goodwill, intangible assets and other assets	0	0	0
Operating lease methodology difference	0	0	0
Liabilities included in segment assets	0	0	0
Inventory methodology differences	0	0	0
Other	(132)	(143)	(172)
Total assets	(5,384)	(4,786)	(5,584)
Consolidating Adjustments | Reportable segments
Items not included in segment assets:
Total assets	$ 0	$ 0	$ 0

Segment information (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Items not included in segment depreciation and amortization:
All other operating segment	$ 168	$ 172	$ 194
Cost centers	89	77	97
Other	(15)	35	(8)
Total depreciation and amortization	2,813	2,527	2,296
Reportable segments
Items not included in segment depreciation and amortization:
Total depreciation and amortization	2,571	2,243	2,013
Machinery and Power Systems
Items not included in segment depreciation and amortization:
All other operating segment	168	172	194
Cost centers	89	77	97
Other	(38)	20	(16)
Total depreciation and amortization	2,082	1,802	1,573
Machinery and Power Systems | Reportable segments
Items not included in segment depreciation and amortization:
Total depreciation and amortization	1,863	1,533	1,298
Financial Products
Items not included in segment depreciation and amortization:
All other operating segment	0	0	0
Cost centers	0	0	0
Other	23	15	8
Total depreciation and amortization	731	725	723
Financial Products | Reportable segments
Items not included in segment depreciation and amortization:
Total depreciation and amortization	$ 708	$ 710	$ 715

Segment information (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Items not included in segment capital expenditures:
All other operating segment	$ 359	$ 343	$ 285
Cost centers	175	146	105
Timing	(71)	(211)	(180)
Other	(195)	(11)	(66)
Total capital expenditures	5,076	3,924	2,586
Reportable segments
Items not included in segment capital expenditures:
Total capital expenditures	4,808	3,657	2,442
Machinery and Power Systems
Items not included in segment capital expenditures:
All other operating segment	359	343	285
Cost centers	175	146	105
Timing	(71)	(211)	(180)
Other	(176)	(98)	(29)
Total capital expenditures	3,435	2,646	1,663
Machinery and Power Systems | Reportable segments
Items not included in segment capital expenditures:
Total capital expenditures	3,148	2,466	1,482
Financial Products
Items not included in segment capital expenditures:
All other operating segment	0	0	0
Cost centers	0	0	0
Timing	0	0	0
Other	136	163	32
Total capital expenditures	1,796	1,354	992
Financial Products | Reportable segments
Items not included in segment capital expenditures:
Total capital expenditures	1,660	1,191	960
Consolidating Adjustments
Items not included in segment capital expenditures:
All other operating segment	0	0	0
Cost centers	0	0	0
Timing	0	0	0
Other	(155)	(76)	(69)
Total capital expenditures	(155)	(76)	(69)
Consolidating Adjustments | Reportable segments
Items not included in segment capital expenditures:
Total capital expenditures	$ 0	$ 0	$ 0

Segment information (Details 8) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Percentage of sales and revenues	10.00%								10.00%
External sales and revenues	$ 16,075	$ 16,445	$ 17,374	$ 15,981	$ 17,243	$ 15,716	$ 14,230	$ 12,949	$ 65,875	$ 60,138	$ 42,588
Percentage of property, plant and equipment											10.00%
Net property, plant and equipment	16,461				14,395				16,461	14,395	12,539
Inside United States
Segment Reporting Information
External sales and revenues									20,305	18,004	13,674
Net property, plant and equipment	8,573				7,388				8,573	7,388	6,427
Outside the United States
Segment Reporting Information
External sales and revenues									45,570	42,134	28,914
Net property, plant and equipment	7,888				7,007				7,888	7,007	6,112
Japan
Segment Reporting Information
Net property, plant and equipment											1,266
Australia
Segment Reporting Information
External sales and revenues									$ 6,822

Acquisitions (Details) Share data in Billions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended				1 Months Ended							3 Months Ended						1 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	May 31, 2011 Floating Rate Senior Notes due in 2012 USD ($)	May 31, 2011 Floating Rate Senior Notes due in 2013 USD ($)	May 31, 2011 1.375% Senior Notes due in 2014 USD ($)	May 31, 2011 3.90% Senior Notes due in 2021 USD ($)	May 31, 2011 5.20% Senior Notes due in 2041 USD ($)	Dec. 31, 2012 Black Horse LLC USD ($)	May 31, 2012 ERA Mining Machinery Limited (Siwei) USD ($) types	Dec. 31, 2012 ERA Mining Machinery Limited (Siwei) USD ($)	Oct. 31, 2012 ERA Mining Machinery Limited (Siwei) USD ($)	May 31, 2012 ERA Mining Machinery Limited (Siwei) Cash Consideration HKD	May 31, 2012 ERA Mining Machinery Limited (Siwei) Loan note consideration HKD	Jul. 31, 2012 Caterpillar Tohoku Ltd. USD ($)	Mar. 31, 2012 Caterpillar Tohoku Ltd. USD ($)	Oct. 31, 2011 MWM Holding GmbH USD ($)	Oct. 31, 2011 MWM Holding GmbH EUR (€)	Dec. 31, 2012 MWM Holding GmbH USD ($)	Oct. 31, 2011 MWM Holding GmbH Final USD ($)	Aug. 31, 2011 Pyroban Group Limited USD ($)	Dec. 31, 2011 Bucyrus International, Inc. USD ($)	Dec. 31, 2012 Bucyrus International, Inc. USD ($)	Dec. 31, 2011 Bucyrus International, Inc. USD ($)	Jul. 08, 2011 Bucyrus International, Inc. USD ($)	Jul. 08, 2011 Bucyrus International, Inc. Initial USD ($)	Jul. 08, 2011 Bucyrus International, Inc. Final USD ($)	May 31, 2011 Bucyrus International, Inc. Long-term debt USD ($)	May 31, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2012 USD ($)	May 24, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2012	May 31, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2013 USD ($)	May 24, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2013	May 31, 2011 Bucyrus International, Inc. 1.375% Senior Notes due in 2014 USD ($)	May 24, 2011 Bucyrus International, Inc. 1.375% Senior Notes due in 2014	May 31, 2011 Bucyrus International, Inc. 3.90% Senior Notes due in 2021 USD ($)	May 24, 2011 Bucyrus International, Inc. 3.90% Senior Notes due in 2021	May 31, 2011 Bucyrus International, Inc. 5.20% Senior Notes due in 2041 USD ($)	May 24, 2011 Bucyrus International, Inc. 5.20% Senior Notes due in 2041	May 31, 2011 Balfour Beatty's Trackwork Business USD ($)	Aug. 31, 2010 Electro-Motive Diesel, Inc. USD ($)	Dec. 31, 2010 Electro-Motive Diesel, Inc. USD ($)	May 31, 2010 FCM Rail Ltd. USD ($)	May 31, 2012 FCM Rail Ltd. USD ($)	Oct. 31, 2010 FCM Rail Ltd. USD ($)	Mar. 31, 2010 GE Transportation's Inspection Products Business USD ($)	Mar. 31, 2010 JCS Company, Ltd. USD ($)	Jun. 30, 2010 JCS Company, Ltd. USD ($)
Acquisitions
Contribution for equity interest in joint venture											$ 70,000,000
Ownership percentage of investments in companies accounted for under the equity method (as a percent)											50.00%
Percentage of equity acquired (as a percent)												99.00%		1.00%				100.00%	100.00%	100.00%			100.00%																		100.00%	100.00%		100.00%				100.00%
Cost of acquisition paid in cash												475,000,000		7,000,000			22,000,000	59,000,000																								928,000,000		32,000,000				32,000,000
Purchase price of acquired entity												677,000,000						206,000,000	774,000,000	574,000,000			69,000,000				8,800,000,000														60,000,000	901,000,000		97,000,000			46,000,000	34,000,000
Net cash paid for acquisition												444,000,000
Cash acquired												31,000,000						18,000,000	94,000,000								200,000,000
Fair value of loan notes debt component												152,000,000
Third party debt assumed												168,000,000						77,000,000									1,600,000,000																	59,000,000
Loan and interest payable to Caterpillar												51,000,000
Restricted cash acquired												138,000,000
Fair value of noncontrolling interest												7,000,000
Trade payables to Caterpillar																		64,000,000
Purchase price of outstanding shares of common stock acquired																											7,400,000,000
Price per share of common stock acquired (in dollars per share)															0.88	1											$ 92
Debt issued to fund acquisition						500,000,000	750,000,000	750,000,000	1,250,000,000	1,250,000,000																				4,500,000,000	500,000,000		750,000,000		750,000,000		1,250,000,000		1,250,000,000
Basis for variable interest rate						Three-month USD LIBOR	Three-month USD LIBOR																								Three-month USD LIBOR		Three-month USD LIBOR
Additional average spread over LIBOR (as a percent)						0.10%	0.17%																									0.10%		0.17%
Debt instrument, interest rate (as a percent)								1.38%	3.90%	5.20%																										1.38%		3.90%		5.20%
Costs related to acquisition																										373,000,000
Estimated consideration payable																		3,000,000
Final net working capital adjustment																																											27,000,000
Cost of acquisition, post-closing adjustment paid																																													5,000,000	1,000,000	1,000,000		2,000,000
Acquisition, Alternative considerations to acquiree
Number of consideration alternatives												2
Value of consideration to be paid (in HKD/share)															0.88	1											$ 92
Contingent consideration arrangement, minimum value (in HKD/share)																0.75
Contingent consideration arrangement, maximum value (in HKD/share)																1.15
Number of shares tendered (in billions of shares)															4	1.6
Assets acquired
Tangible assets acquired												598,000,000						252,000,000	535,000,000																						82,000,000	890,000,000		93,000,000			12,000,000	22,000,000
Cash												31,000,000						18,000,000	94,000,000									203,000,000	204,000,000
Restricted cash												138,000,000
Receivables												184,000,000						34,000,000	96,000,000									693,000,000	705,000,000												18,000,000	186,000,000
Prepaid expenses																												154,000,000	174,000,000
Inventory												77,000,000						26,000,000	205,000,000									2,305,000,000	2,223,000,000												12,000,000	549,000,000
Property, plant and equipment												94,000,000						157,000,000	108,000,000									692,000,000	694,000,000												52,000,000	131,000,000
Intangible assets												112,000,000						8,000,000	221,000,000				41,000,000	3,901,000,000	3,901,000,000	3,901,000,000		3,901,000,000	3,901,000,000													329,000,000		10,000,000			28,000,000	12,000,000
Finite-lived intangible assets, weighed average useful life (in years)												14 years							10 years	10 years			15 years		14 years	14 years																15 years		15 years			13 years	9 years
Goodwill			5,026,000,000									625,000,000						22,000,000	387,000,000			396,000,000	23,000,000	4,616,000,000		4,616,000,000		5,263,000,000	4,588,000,000													286,000,000		17,000,000			15,000,000	8,000,000
Other assets																												48,000,000	141,000,000
Indefinite-lived intangible assets - In-process research & development	18,000,000	18,000,000	18,000,000	18,000,000																																						18,000,000
Goodwill, amount tax deductible																		22,000,000	90,000,000								500,000,000																				8,000,000
Liabilities assumed
Total liabilities assumed												626,000,000						135,000,000	284,000,000																						22,000,000	518,000,000		82,000,000			9,000,000	8,000,000
Short-term borrowings																												24,000,000	24,000,000
Long-term debt due within one year																												16,000,000	16,000,000
Accounts payable												352,000,000						39,000,000	77,000,000									444,000,000	465,000,000												10,000,000	124,000,000
Debt assumed												168,000,000						77,000,000																										59,000,000
Accrued expenses												37,000,000																405,000,000	433,000,000												10,000,000	161,000,000
Customer advances																			43,000,000									668,000,000	668,000,000
Other current liabilities																												426,000,000	76,000,000
Long-term debt due after one year																												1,514,000,000	1,528,000,000
Noncurrent deferred income tax liabilities																												1,874,000,000	1,449,000,000
Net deferred tax liabilities												25,000,000							67,000,000																							104,000,000
Other liabilities																												434,000,000	517,000,000
Net assets acquired																							5,000,000					7,454,000,000	7,454,000,000
Adjustments to preliminary allocation of purchase price
Finite-lived intangibles decrease													82,000,000
Receivables decrease													29,000,000
Inventory decrease													17,000,000
Net liabilities increase													23,000,000
Goodwill increase (decrease)													149,000,000								9,000,000			(647,000,000)	(28,000,000)
Goodwill impairment charge	580,000,000	580,000,000	0	0									580,000,000
Goodwill	$ 6,942,000,000	$ 6,942,000,000	$ 7,080,000,000	$ 2,614,000,000	$ 2,269,000,000								$ 45,000,000

Acquisitions (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 08, 2011
Acquired finite-lived intangible assets
Accumulated amortization	$ 554	$ 824	$ 554	$ 346
Amortization expense		387	233	76
Estimated aggregate amortization expense
2013		380
2014		375
2015		371
2016		365
2017		359
Thereafter		2,166
Goodwill acquired	5,026		5,026
Bucyrus International, Inc.
Results of the acquired entity after the acquisition date
Sales	2,524	4,758
Profit (loss) before taxes	(403)	115
Acquired finite-lived intangible assets
Estimated fair value of intangible assets	3,901	3,901	3,901
Weighted-average useful life (in years)		14 years	14 years
Accumulated amortization	143	442	143
Amortization expense		299	143
Estimated aggregate amortization expense
2013		299
2014		299
2015		290
2016		280
2017		280
Thereafter		2,011
Goodwill acquired	4,616		4,616
Goodwill, amount tax deductible					500
Pro forma results
Acquisition related costs excluded			373
Nonrecurring expense related to fair value adjustment to acquisition-date inventory excluded			303
Acceleration of stock compensation expense excluded			25
Total Sales and revenues			62,281	46,239
Profit			5,401	2,385
Profit per common share (in dollars per share)			$ 8.37	$ 3.78
Profit per common share diluted (in dollars per share)			$ 8.11	$ 3.67
Customer relationships
Acquired finite-lived intangible assets
Accumulated amortization	213	377	213	108
Customer relationships | Bucyrus International, Inc.
Acquired finite-lived intangible assets
Estimated fair value of intangible assets	2,337	2,337	2,337
Weighted-average useful life (in years)		15 years	15 years
Accumulated amortization	75	231	75
Intellectual property
Acquired finite-lived intangible assets
Accumulated amortization	244	342	244	166
Intellectual property | Bucyrus International, Inc.
Acquired finite-lived intangible assets
Estimated fair value of intangible assets	1,489	1,489	1,489
Weighted-average useful life (in years)		12 years	12 years
Accumulated amortization	58	182	58
Other
Acquired finite-lived intangible assets
Accumulated amortization	97	105	97	72
Other | Bucyrus International, Inc.
Acquired finite-lived intangible assets
Estimated fair value of intangible assets	75	75	75
Weighted-average useful life (in years)		4 years	4 years
Accumulated amortization	10	29	10
Final | Bucyrus International, Inc.
Acquired finite-lived intangible assets
Estimated fair value of intangible assets					3,901
Estimated aggregate amortization expense
Goodwill acquired					$ 4,588

Redeemable Noncontrolling Interest - Caterpillar Japan Ltd. (Details) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Apr. 30, 2012 USD ($)	Apr. 30, 2012 JPY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 02, 2012	Aug. 01, 2008
Redeemable Noncontrolling Interest Disclosure Abstract
Caterpillar majority percentage ownership (as a percent)						100.00%	67.00%
MHI minority percentage ownership (as a percent)							33.00%
Additional ownership percentage by Caterpillar (as a percent)						33.00%
Cash paid to acquire remaining equity interest	$ 444	¥ 36,500	$ 444	$ 0	$ 0

Divestitures and Assets held for sale (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012	Dec. 31, 2011 Bucyrus Distribution Business Transaction	Sep. 30, 2012 Bucyrus Distribution Business	Dec. 31, 2012 Bucyrus Distribution Business Transaction dealers	Dec. 31, 2011 Bucyrus Distribution Business	Jul. 31, 2012 Third Party Logistics Business	Mar. 31, 2011 Carter Machinery Company Inc. counties	Dec. 31, 2012 Cat Financial Bucyrus Distribution Business	Mar. 31, 2011 Cat Financial Carter Machinery Company Inc.
Disposal groups
Goodwill impairment							$ 27
Number of dealers acquiring disposal group with goodwill impairment							1
Number of sales transactions completed					1		12
Sales price of business					337		1,481		541	364
Number of Counties in which Entity has Operations and Stores										9
After-tax profit (loss) impact							(28)	9
Other operating income related to sales transactions	630	128	0				310	96	281	24
Selling, general and administrative expenses							177	32
Income tax							161	55
Customer relationship intangible assets sold					63		256	63	1
Other assets sold					53		254	53	59
Allocated goodwill					101		405	101
Cat Financial financing of transactions	12,010	10,001	8,498								739	348
Number of dealers receiving financing							5
Number of dealers who made partial payment at closing							1
Amount of purchase price paid at closing for partially paid sales transaction							5
Total sales price of divestiture which was partially paid at closing							20
Amount of remaining purchase price receivable							15
Number of divestiture transactions classified as held for sale							2
Working capital adjustment paid						23
Percentage of equity interest sold in subsidiary (as a percent)				65.00%					65.00%	100.00%
Equity contribution from buyer									122
Percentage of equity interest retained in subsidiary (as a percent)									35.00%
Incremental incentive compensation expense									8
Retained noncontrolling interest fair value									$ 66

Divestitures and Assets held for sale (Details2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Bucyrus Distribution Business	Dec. 31, 2011 Bucyrus Distribution Business	Jul. 31, 2012 Third Party Logistics Business
Current assets held for sale
Receivables - trade and other	$ 0	$ 25
Inventories	30	109
Current assets held for sale	30	134
Non-current assets held for sale
Property, plant and equipment - net	0	28
Intangible assets	32	186
Goodwill	52	296
Non-current assets held for sale	84	510
Current assets disposed
Cash and short-term investments			8
Receivables - trade and other			204
Prepaid expenses and other current assets			5
Inventories			8
Current assets			225
Non-current assets disposed
Property, plant and quipment - net			163
Intangible assets	256	63	1
Other assets	254	53	59
Non-current assets			223
Current liabilities disposed
Accounts payable			18
Accrued expenses			17
Accrued wages, salaries and employee benefits			15
Current liabilities			50
Long-term liabilities disposed
Liability for postemployment benefits			58
Other liabilities			40
Long-term liabilities			$ 98

Employee separation charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Separation Activity
Liability balance at beginning of period	$ 90	$ 22	$ 49
Increase in liability (separation charges)	94	112	33
Reduction in liability (payments and other adjustments)	(155)	(44)	(60)
Liability balance at end of period	$ 29	$ 90	$ 22

Selected quarterly financial results (unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Sales and revenues	$ 16,075	$ 16,445	$ 17,374	$ 15,981	$ 17,243	$ 15,716	$ 14,230	$ 12,949	$ 65,875		$ 60,138		$ 42,588
Less: Revenues	(718)	(706)	(690)	(693)	(686)	(693)	(695)	(672)	(2,807)		(2,746)		(2,721)
Sales	15,357	15,739	16,684	15,288	16,557	15,023	13,535	12,277	63,068		57,392		39,867
Cost of goods sold	11,899	11,639	12,280	11,237	12,763	11,455	10,303	9,057	47,055		43,578		30,367
Gross margin	3,458	4,100	4,404	4,051	3,794	3,568	3,232	3,220
Profit (loss)	697	1,699	1,699	1,586	1,547	1,141	1,015	1,225	5,681	[1]	4,928	[1]	2,700	[1]
Profit (loss) per common share	$ 1.07	$ 2.6	$ 2.6	$ 2.44	$ 2.39	$ 1.76	$ 1.57	$ 1.91	$ 8.71		$ 7.64		$ 4.28
Profit (loss) per common share - diluted	$ 1.04	$ 2.54	$ 2.54	$ 2.37	$ 2.32	$ 1.71	$ 1.52	$ 1.84	$ 8.48	[2]	$ 7.4	[2]	$ 4.15	[2]
Goodwill impairment charge	$ 580								$ 580		$ 0		$ 0

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.